UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A [FKQTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	1174-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.63	0.60	1.52
Class A (with sales charge)	1.30	0.14	1.29
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	1174-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	1174-ATSR-0425

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A1 [FKITX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$57	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.79%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	174-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.79	0.75	1.61
Class A1 (with sales charge)	1.45	0.30	1.38
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	174-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	174-ATSR-0425

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class C [FCITX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$112	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.21%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	274-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.21	0.18	1.05
Class C (with sales charge)	2.21	0.18	1.05
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	274-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	274-ATSR-0425

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class R6 [FITQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	8174-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.94	0.90	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	8174-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	8174-ATSR-0425

Franklin Federal Intermediate-Term Tax-Free Income Fund
Advisor Class [FITZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$46	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	672-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.98	0.85	1.71
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	672-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	672-ATSR-0425

Franklin Federal Limited-Term Tax-Free Income Fund
Class A [FFLQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.00%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	1154-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	4.00	1.11	1.21
Class A (with sales charge)	1.66	0.65	0.98
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	1154-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	1154-ATSR-0425

Franklin Federal Limited-Term Tax-Free Income Fund
Class A1 [FFTFX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.10%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	154-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	4.10	1.21	1.28
Class A1 (with sales charge)	1.71	0.76	1.05
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	154-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	154-ATSR-0425

Franklin Federal Limited-Term Tax-Free Income Fund
Class R6 [FFTRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$38	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.30%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	8154-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	4.30	1.39	1.46
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	8154-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	8154-ATSR-0425

Franklin Federal Limited-Term Tax-Free Income Fund
Advisor Class [FTFZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.36%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	54-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	4.36	1.38	1.44
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	54-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	54-ATSR-0425

Franklin High Yield Tax-Free Income Fund
Class A [FHYQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin High Yield Tax-Free Income Fund returned 7.09%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds
Franklin High Yield Tax-Free Income Fund	PAGE 1	1130-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	7.09	1.15	2.53
Class A (with sales charge)	3.07	0.38	2.14
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	1130-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	1130-ATSR-0425

Franklin High Yield Tax-Free Income Fund
Class A1 [FRHIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$66	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin High Yield Tax-Free Income Fund returned 7.13%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds
Franklin High Yield Tax-Free Income Fund	PAGE 1	130-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	7.13	1.30	2.62
Class A1 (with sales charge)	3.16	0.53	2.23
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	130-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	130-ATSR-0425

Franklin High Yield Tax-Free Income Fund
Class C [FHYIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$122	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin High Yield Tax-Free Income Fund returned 6.51%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds
Franklin High Yield Tax-Free Income Fund	PAGE 1	230-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	6.51	0.68	2.02
Class C (with sales charge)	5.51	0.68	2.02
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	230-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	230-ATSR-0425

Franklin High Yield Tax-Free Income Fund
Class R6 [FHYRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin High Yield Tax-Free Income Fund returned 7.37%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds
Franklin High Yield Tax-Free Income Fund	PAGE 1	8130-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	7.37	1.44	2.76
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	8130-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	8130-ATSR-0425

Franklin High Yield Tax-Free Income Fund
Advisor Class [FHYVX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$56	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin High Yield Tax-Free Income Fund returned 7.21%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds
Franklin High Yield Tax-Free Income Fund	PAGE 1	640-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	7.21	1.38	2.71
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	640-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	640-ATSR-0425

Franklin Massachusetts Tax-Free Income Fund
Class A [FMAQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Massachusetts Tax-Free Income Fund returned 2.32%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	1118-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.32	-0.50	1.51
Class A (with sales charge)	-1.52	-1.26	1.13
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	1118-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	1118-ATSR-0425

Franklin Massachusetts Tax-Free Income Fund
Class A1 [FMISX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Massachusetts Tax-Free Income Fund returned 2.47%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	118-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	2.47	-0.37	1.60
Class A1 (with sales charge)	-1.33	-1.13	1.22
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	118-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	118-ATSR-0425

Franklin Massachusetts Tax-Free Income Fund
Class C [FMAIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Massachusetts Tax-Free Income Fund returned 1.87%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	218-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	1.87	-0.94	1.03
Class C (with sales charge)	0.88	-0.94	1.03
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	218-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	218-ATSR-0425

Franklin Massachusetts Tax-Free Income Fund
Class R6 [FKTMX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Massachusetts Tax-Free Income Fund returned 2.60%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	8118-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	2.60	-0.21	1.74
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	8118-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	8118-ATSR-0425

Franklin Massachusetts Tax-Free Income Fund
Advisor Class [FMAHX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Massachusetts Tax-Free Income Fund returned 2.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	18-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.57	-0.27	1.70
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	18-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	18-ATSR-0425

Franklin New Jersey Tax-Free Income Fund
Class A [FNJQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin New Jersey Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	1171-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.10	0.14	1.69
Class A (with sales charge)	-0.77	-0.62	1.30
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	1171-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	1171-ATSR-0425

Franklin New Jersey Tax-Free Income Fund
Class A1 [FRNJX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin New Jersey Tax-Free Income Fund returned 3.26%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	171-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.26	0.29	1.78
Class A1 (with sales charge)	-0.58	-0.48	1.39
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	171-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	171-ATSR-0425

Franklin New Jersey Tax-Free Income Fund
Class C [FNIIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin New Jersey Tax-Free Income Fund returned 2.64%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	271-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.64	-0.30	1.20
Class C (with sales charge)	1.64	-0.30	1.20
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	271-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	271-ATSR-0425

Franklin New Jersey Tax-Free Income Fund
Class R6 [FNJRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin New Jersey Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	8171-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.40	0.43	1.91
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	8171-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	8171-ATSR-0425

Franklin New Jersey Tax-Free Income Fund
Advisor Class [FNJZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin New Jersey Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	676-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.36	0.39	1.88
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	676-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	676-ATSR-0425

Franklin Alabama Tax-Free Income Fund
Class A [FALQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Alabama Tax-Free Income Fund returned 2.84%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	1164-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.84	0.17	1.58
Class A (with sales charge)	-1.01	-0.59	1.20
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
*	Does not include derivatives, except purchased options, if any.
Franklin Alabama Tax-Free Income Fund	PAGE 2	1164-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	1164-ATSR-0425

Franklin Alabama Tax-Free Income Fund
Class A1 [FRALX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Alabama Tax-Free Income Fund returned 2.90%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	164-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	2.90	0.32	1.67
Class A1 (with sales charge)	-0.99	-0.44	1.28
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
*	Does not include derivatives, except purchased options, if any.
Franklin Alabama Tax-Free Income Fund	PAGE 2	164-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	164-ATSR-0425

Franklin Alabama Tax-Free Income Fund
Class C [FALEX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Alabama Tax-Free Income Fund returned 2.39%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	264-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.39	-0.27	1.09
Class C (with sales charge)	1.39	-0.27	1.09
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Alabama Tax-Free Income Fund	PAGE 2	264-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	264-ATSR-0425

Franklin Alabama Tax-Free Income Fund
Class R6 [FALRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Alabama Tax-Free Income Fund returned 3.13%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	8164-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.13	0.45	1.78
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
*	Does not include derivatives, except purchased options, if any.
Franklin Alabama Tax-Free Income Fund	PAGE 2	8164-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	8164-ATSR-0425

Franklin Alabama Tax-Free Income Fund
Advisor Class [FALZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Alabama Tax-Free Income Fund returned 3.00%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	564-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.00	0.40	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Advisor Class shares on 9/15/2016. Returns for periods before 9/15/2016, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
*	Does not include derivatives, except purchased options, if any.
Franklin Alabama Tax-Free Income Fund	PAGE 2	564-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	564-ATSR-0425

Franklin Georgia Tax-Free Income Fund
Class A [FGAQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Georgia Tax-Free Income Fund returned 2.91%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Georgia Tax-Free Income Fund	PAGE 1	1128-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.91	-0.06	1.41
Class A (with sales charge)	-0.95	-0.83	1.02
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
*	Does not include derivatives, except purchased options, if any.
Franklin Georgia Tax-Free Income Fund	PAGE 2	1128-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	1128-ATSR-0425

Franklin Georgia Tax-Free Income Fund
Class A1 [FTGAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Georgia Tax-Free Income Fund returned 3.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Georgia Tax-Free Income Fund	PAGE 1	128-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.07	0.09	1.51
Class A1 (with sales charge)	-0.83	-0.67	1.12
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
*	Does not include derivatives, except purchased options, if any.
Franklin Georgia Tax-Free Income Fund	PAGE 2	128-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	128-ATSR-0425

Franklin Georgia Tax-Free Income Fund
Class C [FGAIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Georgia Tax-Free Income Fund returned 2.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Georgia Tax-Free Income Fund	PAGE 1	228-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.36	-0.52	0.92
Class C (with sales charge)	1.36	-0.52	0.92
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Georgia Tax-Free Income Fund	PAGE 2	228-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	228-ATSR-0425

Franklin Georgia Tax-Free Income Fund
Class R6 [FGFQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Georgia Tax-Free Income Fund returned 3.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Georgia Tax-Free Income Fund	PAGE 1	8128-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.11	0.21	1.62
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
*	Does not include derivatives, except purchased options, if any.
Franklin Georgia Tax-Free Income Fund	PAGE 2	8128-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	8128-ATSR-0425

Franklin Georgia Tax-Free Income Fund
Advisor Class [FGFZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Georgia Tax-Free Income Fund returned 3.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Georgia Tax-Free Income Fund	PAGE 1	284-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.07	0.17	1.59
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Advisor Class shares on 9/15/2016. Returns for periods before 9/15/2016, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
*	Does not include derivatives, except purchased options, if any.
Franklin Georgia Tax-Free Income Fund	PAGE 2	284-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	284-ATSR-0425

Franklin Louisiana Tax-Free Income Fund
Class A [FQLAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Louisiana Tax-Free Income Fund returned 3.23%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin Louisiana Tax-Free Income Fund	PAGE 1	1168-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.23	0.10	1.66
Class A (with sales charge)	-0.64	-0.66	1.27
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Louisiana Tax-Free Income Fund	PAGE 2	1168-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	1168-ATSR-0425

Franklin Louisiana Tax-Free Income Fund
Class A1 [FKLAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Louisiana Tax-Free Income Fund returned 3.49%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin Louisiana Tax-Free Income Fund	PAGE 1	168-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.49	0.25	1.76
Class A1 (with sales charge)	-0.42	-0.51	1.37
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Louisiana Tax-Free Income Fund	PAGE 2	168-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	168-ATSR-0425

Franklin Louisiana Tax-Free Income Fund
Class C [FLAIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Louisiana Tax-Free Income Fund returned 2.86%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin Louisiana Tax-Free Income Fund	PAGE 1	268-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.86	-0.34	1.18
Class C (with sales charge)	1.86	-0.34	1.18
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Louisiana Tax-Free Income Fund	PAGE 2	268-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	268-ATSR-0425

Franklin Louisiana Tax-Free Income Fund
Class R6 [FLAQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Louisiana Tax-Free Income Fund returned 3.62%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin Louisiana Tax-Free Income Fund	PAGE 1	8168-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.62	0.39	1.87
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Louisiana Tax-Free Income Fund	PAGE 2	8168-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	8168-ATSR-0425

Franklin Louisiana Tax-Free Income Fund
Advisor Class [FLTZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Louisiana Tax-Free Income Fund returned 3.49%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin Louisiana Tax-Free Income Fund	PAGE 1	286-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.49	0.35	1.84
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Advisor Class shares on 9/15/2016. Returns for periods before 9/15/2016, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Louisiana Tax-Free Income Fund	PAGE 2	286-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	286-ATSR-0425

Franklin Maryland Tax-Free Income Fund
Class A [FQMDX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Maryland Tax-Free Income Fund returned 3.30%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity
Franklin Maryland Tax-Free Income Fund	PAGE 1	1169-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.30	0.02	1.47
Class A (with sales charge)	-0.57	-0.74	1.09
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	1169-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	1169-ATSR-0425

Franklin Maryland Tax-Free Income Fund
Class A1 [FMDTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Maryland Tax-Free Income Fund returned 3.46%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity
Franklin Maryland Tax-Free Income Fund	PAGE 1	169-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.46	0.17	1.57
Class A1 (with sales charge)	-0.46	-0.59	1.18
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	169-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	169-ATSR-0425

Franklin Maryland Tax-Free Income Fund
Class C [FMDIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Maryland Tax-Free Income Fund returned 2.81%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity
Franklin Maryland Tax-Free Income Fund	PAGE 1	269-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.81	-0.44	0.99
Class C (with sales charge)	1.81	-0.44	0.99
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	269-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	269-ATSR-0425

Franklin Maryland Tax-Free Income Fund
Class R6 [FMDQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Maryland Tax-Free Income Fund returned 3.60%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity
Franklin Maryland Tax-Free Income Fund	PAGE 1	8169-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.60	0.31	1.72
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	8169-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	8169-ATSR-0425

Franklin Maryland Tax-Free Income Fund
Advisor Class [FMDZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Maryland Tax-Free Income Fund returned 3.56%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity
Franklin Maryland Tax-Free Income Fund	PAGE 1	669-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.56	0.25	1.67
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	669-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	669-ATSR-0425

Franklin Missouri Tax-Free Income Fund
Class A [FMQOX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Missouri Tax-Free Income Fund returned 3.55%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	1160-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.55	0.00	1.52
Class A (with sales charge)	-0.33	-0.76	1.14
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	1160-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	1160-ATSR-0425

Franklin Missouri Tax-Free Income Fund
Class A1 [FRMOX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$68	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Missouri Tax-Free Income Fund returned 3.81%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	160-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.81	0.16	1.63
Class A1 (with sales charge)	-0.11	-0.61	1.23
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	160-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	160-ATSR-0425

Franklin Missouri Tax-Free Income Fund
Class C [FMOIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Missouri Tax-Free Income Fund returned 3.19%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	260-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.19	-0.41	1.05
Class C (with sales charge)	2.19	-0.41	1.05
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	260-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	260-ATSR-0425

Franklin Missouri Tax-Free Income Fund
Class R6 [FMOQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Missouri Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	8160-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.94	0.29	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	8160-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	8160-ATSR-0425

Franklin Missouri Tax-Free Income Fund
Advisor Class [FRMZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Missouri Tax-Free Income Fund returned 3.91%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	679-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.91	0.27	1.72
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	679-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	679-ATSR-0425

Franklin North Carolina Tax-Free Income Fund
Class A [FQNCX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin North Carolina Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	1170-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.10	0.00	1.32
Class A (with sales charge)	-0.77	-0.76	0.94
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	1170-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	1170-ATSR-0425

Franklin North Carolina Tax-Free Income Fund
Class A1 [FXNCX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$71	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin North Carolina Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	170-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.36	0.16	1.42
Class A1 (with sales charge)	-0.53	-0.61	1.04
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	170-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	170-ATSR-0425

Franklin North Carolina Tax-Free Income Fund
Class C [FNCIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin North Carolina Tax-Free Income Fund returned 2.73%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	270-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.73	-0.43	0.85
Class C (with sales charge)	1.73	-0.43	0.85
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	270-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	270-ATSR-0425

Franklin North Carolina Tax-Free Income Fund
Class R6 [FNCQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin North Carolina Tax-Free Income Fund returned 3.51%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	8170-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.51	0.30	1.55
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	8170-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	8170-ATSR-0425

Franklin North Carolina Tax-Free Income Fund
Advisor Class [FNCZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin North Carolina Tax-Free Income Fund returned 3.46%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	71-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.46	0.25	1.52
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	71-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	71-ATSR-0425

Franklin Virginia Tax-Free Income Fund
Class A [FVAQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Virginia Tax-Free Income Fund returned 2.96%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	1163-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.96	-0.35	1.25
Class A (with sales charge)	-0.90	-1.11	0.86
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	1163-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	1163-ATSR-0425

Franklin Virginia Tax-Free Income Fund
Class A1 [FRVAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$74	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Virginia Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	163-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.22	-0.20	1.35
Class A1 (with sales charge)	-0.66	-0.95	0.96
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	163-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	163-ATSR-0425

Franklin Virginia Tax-Free Income Fund
Class C [FVAIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Virginia Tax-Free Income Fund returned 2.59%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	263-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.59	-0.78	0.78
Class C (with sales charge)	1.59	-0.78	0.78
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	263-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	263-ATSR-0425

Franklin Virginia Tax-Free Income Fund
Class R6 [FRVRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Virginia Tax-Free Income Fund returned 3.38%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	8163-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.38	-0.05	1.49
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	8163-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	8163-ATSR-0425

Franklin Virginia Tax-Free Income Fund
Advisor Class [FRVZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Virginia Tax-Free Income Fund returned 3.32%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	84-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.32	-0.10	1.46
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	84-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	84-ATSR-0425

Franklin Arizona Tax-Free Income Fund
Class A [FAZQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Arizona Tax-Free Income Fund returned 3.83%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Arizona Tax-Free Income Fund	PAGE 1	1126-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.83	0.14	1.76
Class A (with sales charge)	-0.06	-0.62	1.38
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	1126-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	1126-ATSR-0425

Franklin Arizona Tax-Free Income Fund
Class A1 [FTAZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$68	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Arizona Tax-Free Income Fund returned 3.89%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Arizona Tax-Free Income Fund	PAGE 1	126-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.89	0.29	1.85
Class A1 (with sales charge)	0.01	-0.48	1.46
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	126-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	126-ATSR-0425

Franklin Arizona Tax-Free Income Fund
Class C [FAZIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.21%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Arizona Tax-Free Income Fund returned 3.24%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Arizona Tax-Free Income Fund	PAGE 1	226-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.24	-0.31	1.26
Class C (with sales charge)	2.24	-0.31	1.26
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	226-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	226-ATSR-0425

Franklin Arizona Tax-Free Income Fund
Class R6 [FAZRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Arizona Tax-Free Income Fund returned 4.01%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Arizona Tax-Free Income Fund	PAGE 1	8126-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	4.01	0.40	1.97
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	8126-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	8126-ATSR-0425

Franklin Arizona Tax-Free Income Fund
Advisor Class [FAZZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Arizona Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Arizona Tax-Free Income Fund	PAGE 1	656-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.98	0.37	1.94
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	656-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	656-ATSR-0425

Franklin Colorado Tax-Free Income Fund
Class A [FCOQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Colorado Tax-Free Income Fund returned 3.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	1127-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.57	0.16	1.64
Class A (with sales charge)	-0.32	-0.61	1.25
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	1127-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	1127-ATSR-0425

Franklin Colorado Tax-Free Income Fund
Class A1 [FRCOX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$71	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Colorado Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	127-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.63	0.29	1.73
Class A1 (with sales charge)	-0.25	-0.48	1.34
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	127-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	127-ATSR-0425

Franklin Colorado Tax-Free Income Fund
Class C [FCOIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Colorado Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	227-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.10	-0.28	1.16
Class C (with sales charge)	2.10	-0.28	1.16
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	227-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	227-ATSR-0425

Franklin Colorado Tax-Free Income Fund
Class R6 [FKTLX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Colorado Tax-Free Income Fund returned 3.77%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	8127-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.77	0.43	1.87
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	8127-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	8127-ATSR-0425

Franklin Colorado Tax-Free Income Fund
Advisor Class [FCOZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Colorado Tax-Free Income Fund returned 3.83%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	86-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.83	0.41	1.84
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	86-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	86-ATSR-0425

Franklin Connecticut Tax-Free Income Fund
Class A [FQCTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Connecticut Tax-Free Income Fund returned 3.14%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Connecticut Tax-Free Income Fund	PAGE 1	1166-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.14	-0.06	1.19
Class A (with sales charge)	-0.73	-0.82	0.80
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	1166-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	1166-ATSR-0425

Franklin Connecticut Tax-Free Income Fund
Class A1 [FXCTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Connecticut Tax-Free Income Fund returned 3.30%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Connecticut Tax-Free Income Fund	PAGE 1	166-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.30	0.10	1.28
Class A1 (with sales charge)	-0.52	-0.66	0.89
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	166-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	166-ATSR-0425

Franklin Connecticut Tax-Free Income Fund
Class C [FCTIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Connecticut Tax-Free Income Fund returned 2.70%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Connecticut Tax-Free Income Fund	PAGE 1	266-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.70	-0.48	0.71
Class C (with sales charge)	1.70	-0.48	0.71
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	266-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	266-ATSR-0425

Franklin Connecticut Tax-Free Income Fund
Class R6 [FCTQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Connecticut Tax-Free Income Fund returned 3.43%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Connecticut Tax-Free Income Fund	PAGE 1	8166-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.43	0.24	1.42
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	8166-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	8166-ATSR-0425

Franklin Connecticut Tax-Free Income Fund
Advisor Class [FCNZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Connecticut Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Connecticut Tax-Free Income Fund	PAGE 1	69-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.40	0.19	1.38
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	69-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	69-ATSR-0425

Franklin Michigan Tax-Free Income Fund
Class A [FMQTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Michigan Tax-Free Income Fund returned 2.94%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds
Franklin Michigan Tax-Free Income Fund	PAGE 1	1119-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.94	-0.04	1.58
Class A (with sales charge)	-0.92	-0.80	1.19
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	1119-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	1119-ATSR-0425

Franklin Michigan Tax-Free Income Fund
Class A1 [FTTMX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Michigan Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds
Franklin Michigan Tax-Free Income Fund	PAGE 1	119-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.10	0.11	1.67
Class A1 (with sales charge)	-0.76	-0.65	1.28
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	119-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	119-ATSR-0425

Franklin Michigan Tax-Free Income Fund
Class C [FRMTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Michigan Tax-Free Income Fund returned 2.48%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds
Franklin Michigan Tax-Free Income Fund	PAGE 1	219-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.48	-0.48	1.08
Class C (with sales charge)	1.48	-0.48	1.08
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	219-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	219-ATSR-0425

Franklin Michigan Tax-Free Income Fund
Class R6 [FKTNX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Michigan Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds
Franklin Michigan Tax-Free Income Fund	PAGE 1	8119-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.22	0.23	1.79
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	8119-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	8119-ATSR-0425

Franklin Michigan Tax-Free Income Fund
Advisor Class [FMTFX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Michigan Tax-Free Income Fund returned 3.20%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds
Franklin Michigan Tax-Free Income Fund	PAGE 1	657-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.20	0.19	1.76
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	657-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	657-ATSR-0425

Franklin Minnesota Tax-Free Income Fund
Class A [FMNQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Minnesota Tax-Free Income Fund returned 3.29%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	1120-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.29	-0.18	1.45
Class A (with sales charge)	-0.58	-0.94	1.06
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	1120-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	1120-ATSR-0425

Franklin Minnesota Tax-Free Income Fund
Class A1 [FMINX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Minnesota Tax-Free Income Fund returned 3.45%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	120-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.45	-0.03	1.55
Class A1 (with sales charge)	-0.45	-0.80	1.17
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	120-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	120-ATSR-0425

Franklin Minnesota Tax-Free Income Fund
Class C [FMNIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Minnesota Tax-Free Income Fund returned 2.84%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	220-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.84	-0.61	0.98
Class C (with sales charge)	1.84	-0.61	0.98
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	220-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	220-ATSR-0425

Franklin Minnesota Tax-Free Income Fund
Class R6 [FKTDX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Minnesota Tax-Free Income Fund returned 3.59%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	8120-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.59	0.12	1.70
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	8120-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	8120-ATSR-0425

Franklin Minnesota Tax-Free Income Fund
Advisor Class [FMNZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Minnesota Tax-Free Income Fund returned 3.55%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	668-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.55	0.07	1.65
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	668-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	668-ATSR-0425

Franklin Ohio Tax-Free Income Fund
Class A [FOHQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Ohio Tax-Free Income Fund returned 3.34%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	1122-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.34	-0.12	1.71
Class A (with sales charge)	-0.53	-0.89	1.32
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	1122-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	1122-ATSR-0425

Franklin Ohio Tax-Free Income Fund
Class A1 [FTOIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Ohio Tax-Free Income Fund returned 3.50%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	122-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.50	0.01	1.80
Class A1 (with sales charge)	-0.40	-0.75	1.42
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	122-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	122-ATSR-0425

Franklin Ohio Tax-Free Income Fund
Class C [FOITX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Ohio Tax-Free Income Fund returned 2.88%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	222-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.88	-0.57	1.22
Class C (with sales charge)	1.88	-0.57	1.22
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	222-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	222-ATSR-0425

Franklin Ohio Tax-Free Income Fund
Class R6 [FKTOX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Ohio Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	8122-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.63	0.16	1.94
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	8122-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	8122-ATSR-0425

Franklin Ohio Tax-Free Income Fund
Advisor Class [FROZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Ohio Tax-Free Income Fund returned 3.60%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	633-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.60	0.13	1.91
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	633-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	633-ATSR-0425

Franklin Oregon Tax-Free Income Fund
Class A [FOFQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Oregon Tax-Free Income Fund returned 3.04%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	1161-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.04	-0.09	1.55
Class A (with sales charge)	-0.83	-0.85	1.16
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	1161-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	1161-ATSR-0425

Franklin Oregon Tax-Free Income Fund
Class A1 [FRORX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Oregon Tax-Free Income Fund returned 3.19%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	161-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.19	0.08	1.65
Class A1 (with sales charge)	-0.67	-0.68	1.26
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	161-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	161-ATSR-0425

Franklin Oregon Tax-Free Income Fund
Class C [FORIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Oregon Tax-Free Income Fund returned 2.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	261-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.57	-0.54	1.06
Class C (with sales charge)	1.57	-0.54	1.06
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	261-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	261-ATSR-0425

Franklin Oregon Tax-Free Income Fund
Class R6 [FOFRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Oregon Tax-Free Income Fund returned 3.33%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	8161-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.33	0.20	1.77
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	8161-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	8161-ATSR-0425

Franklin Oregon Tax-Free Income Fund
Advisor Class [FOFZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Oregon Tax-Free Income Fund returned 3.29%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	51-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.29	0.17	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	51-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	51-ATSR-0425

Franklin Pennsylvania Tax-Free Income Fund
Class A [FPAQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	1129-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.36	-0.01	1.40
Class A (with sales charge)	-0.51	-0.77	1.01
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	1129-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	1129-ATSR-0425

Franklin Pennsylvania Tax-Free Income Fund
Class A1 [FRPAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	129-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.40	0.12	1.49
Class A1 (with sales charge)	-0.42	-0.64	1.10
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	129-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	129-ATSR-0425

Franklin Pennsylvania Tax-Free Income Fund
Class C [FRPTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Pennsylvania Tax-Free Income Fund returned 2.78%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	229-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.78	-0.46	0.91
Class C (with sales charge)	1.78	-0.46	0.91
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	229-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	229-ATSR-0425

Franklin Pennsylvania Tax-Free Income Fund
Class R6 [FRPRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.65%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	8129-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.65	0.27	1.63
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	8129-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	8129-ATSR-0425

Franklin Pennsylvania Tax-Free Income Fund
Advisor Class [FPFZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.62%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	677-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.62	0.24	1.60
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	677-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	677-ATSR-0425

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 29, 2024 and February 28, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $689,121 in February 29, 2024 and $ 742,611 in February 28, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 29, 2024 and $0 in February 28, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in February 29, 2024 and $ 196,250 in February 28, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 29, 2024 and $0 in February 28, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in February 29, 2024 and $0 in February 28, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)  pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in February 29, 2024 and $489,326 in February 28, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Annual | February 28, 2025
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 285
Notes to Financial Statements 310
Report of Independent Registered Public Accounting Firm 352
Tax Information 353
Changes In and Disagreements with Accountants 354
Results of Meeting(s) of Shareholders 354
Remuneration Paid to Directors, Officers and Others 354
Board Approval of Management and Subadvisory Agreements 354

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $9.92 $10.97 $11.18 $11.40
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.24 0.22 0.28
Net realized and unrealized gains (losses) ........... 0.01 0.28 (1.06) (0.21) (0.23)
Total from investment operations .................... 0.28 0.53 (0.82) 0.01 0.05
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.23) (0.22) (0.27)
Net asset value, end of year ....................... $10.21 $10.20 $9.92 $10.97 $11.18
Total return
d
................................... 2.84% 5.43% (7.45)% 0.02% 0.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.93% 0.93% 0.91% 0.91%
Expenses net of waiver and payments by affiliates
e
...... 0.89% 0.90% 0.90% 0.91% 0.91%
Net investment income ........................... 2.60% 2.50% 2.34% 1.91% 2.46%
Supplemental data
Net assets , end of year (000’s) ..................... $47,227 $48,532 $42,244 $46,633 $30,415
Portfolio turnover rate ............................ 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $9.91 $10.95 $11.16 $11.38
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.25 0.23 0.30
Net realized and unrealized gains (losses) ........... 0.01 0.28 (1.04) (0.20) (0.23)
Total from investment operations .................... 0.29 0.54 (0.79) 0.03 0.07
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.25) (0.24) (0.29)
Net asset value, end of year ....................... $10.20 $10.19 $9.91 $10.95 $11.16
Total return
d
................................... 2.90% 5.59% (7.24)% 0.17% 0.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.78% 0.78% 0.76% 0.77%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.75% 0.75% 0.76% 0.77%
Net investment income ........................... 2.75% 2.66% 2.49% 2.07% 2.66%
Supplemental data
Net assets , end of year (000’s) ..................... $103,724 $118,538 $125,644 $163,571 $174,802
Portfolio turnover rate ............................ 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.32 $10.05 $11.10 $11.32 $11.54
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.21 0.19 0.17 0.24
Net realized and unrealized gains (losses) ........... 0.02 0.27 (1.05) (0.22) (0.23)
Total from investment operations .................... 0.24 0.48 (0.86) (0.05) 0.01
Less distributions from:
Net investment income .......................... (0.22) (0.21) (0.19) (0.17) (0.23)
Net asset value, end of year ....................... $10.34 $10.32 $10.05 $11.10 $11.32
Total return
d
................................... 2.39% 4.83% (7.74)% (0.38)% (0.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.33% 1.32% 1.32% 1.30% 1.31%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.29% 1.29% 1.30% 1.31%
Net investment income ........................... 2.15% 2.06% 1.89% 1.51% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $3,461 $6,046 $8,264 $13,416 $23,374
Portfolio turnover rate ............................ 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $9.91 $10.95 $11.17 $11.39
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.28 0.26 0.25 0.31
Net realized and unrealized gains (losses) ........... 0.02 0.28 (1.04) (0.22) (0.22)
Total from investment operations .................... 0.31 0.56 (0.78) 0.03 0.09
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.26) (0.25) (0.31)
Net asset value, end of year ....................... $10.21 $10.19 $9.91 $10.95 $11.17
Total return .................................... 3.13% 5.73% (7.11)% 0.22% 0.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.66% 0.66% 0.65% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.62% 0.61% 0.62% 0.63% 0.63%
Net investment income ........................... 2.89% 2.78% 2.62% 2.19% 2.78%
Supplemental data
Net assets , end of year (000’s) ..................... $2,097 $1,279 $1,786 $2,308 $1,756
Portfolio turnover rate ............................ 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $9.91 $10.95 $11.17 $11.39
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.26 0.25 0.31
Net realized and unrealized gains (losses) ........... 0.01 0.28 (1.04) (0.22) (0.23)
Total from investment operations .................... 0.30 0.55 (0.78) 0.03 0.08
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.26) (0.25) (0.30)
Net asset value, end of year ....................... $10.20 $10.19 $9.91 $10.95 $11.17
Total return .................................... 3.00% 5.70% (7.14)% 0.18% 0.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.68% 0.68% 0.66% 0.67%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.65% 0.65% 0.66% 0.67%
Net investment income ........................... 2.85% 2.76% 2.59% 2.16% 2.74%
Supplemental data
Net assets , end of year (000’s) ..................... $20,943 $19,911 $18,309 $19,796 $15,036
Portfolio turnover rate ............................ 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 500,000 $ 511,286
Total Corporate Bonds (Cost $ 500,000 ) ........................................
511,286
Municipal Bonds 97.9%
Alabama 88.7%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,848,080
Shelton State Community College , Revenue , 2024 , AGMC Insured , 5% , 8/01/49 .. 1,000,000 1,055,555
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 1,000,000 1,010,895
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 1,000,000 1,000,846
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,031,693
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,636,514
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,604,497
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,578,986
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,564,867
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,849,239
b
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,863,306
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,097,064
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 407,195
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 710,282
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,684,032
c
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 1,000,063
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,234,419
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,166,310
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,615,332
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
2,000,000 1,888,469
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 4,979,809
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,479,629
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 3,001,077
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,405,853
c
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,034,438
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 .........
4,500,000 4,807,316
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,200,000 2,059,770
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,004,747
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,187,041
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........
3,000,000 3,073,866
c
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,089,444
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,181,647
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,881,216
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AGMC Insured , 5.25% , 11/01/49 .................................. 1,000,000 1,079,946
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,073,174
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 934,858

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. $ 3,000,000 $ 2,806,805
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,051,526
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,172,002
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,262,766
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,022,772
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,761,701
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,254,382
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,494,164
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............
1,000,000 1,066,741
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 230,089
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 538,886
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,965,794
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,878,057
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,695,403
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,959,881
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 1,016,461
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,237,065
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,976,879
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 .................
1,000,000 1,054,200
c
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,074,751
Southeast Energy Authority A Cooperative District ,
c
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 4,000,000 4,016,220
c
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,146,507
c
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,059,372
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,063,320
c
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,063,018
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,862,052
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,042,592
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................
1,000,000 1,069,671
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,258
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,134,403
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,147,211
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,565,016
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,052,318
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,072,003
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,221,904
157,452,665
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 612,347

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 1.6%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 354,715
d ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 1,725,000 1,403,939
c ,d ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 1,150,000 1,046,500
2,805,154
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 275,000 256,548
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,700,000 2,645,299
2,901,847
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
d
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 436,905
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 436,905
d,e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 1,485,000 1,220,347
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 633,076
2,727,233
Texas 0.4%
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 646,508
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 429,938
Wisconsin 1.0%
d
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 416,389
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 2,125,000 1,344,582
1,760,971
U.S. Territories 2.5%
Guam 1.2%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,032,614
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,059,329
2,091,943
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 501,648
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,002,714

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 753,161
2,257,523
Total U.S. Territories .................................................................... 4,349,466
Total Municipal Bonds (Cost $ 179,613,209 ) .....................................
173,686,129
Total Long Term Investments (Cost $ 180,113,209 ) ...............................
174,197,415
a
a a a a
a
Total Investments (Cost $ 180,113,209 ) 98.2% ...................................
$174,197,415
Other Assets, less Liabilities 1.8% .............................................
3,254,234
Net Assets 100.0% ...........................................................
$177,451,649
See Abbreviations on page 351 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $9,992,669, representing 5.6% of net assets.
e
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.81 $9.60 $10.64 $10.92 $11.24
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.30 0.27 0.25 0.27
Net realized and unrealized gains (losses) ........... 0.07 0.21 (1.04) (0.28) (0.32)
Total from investment operations .................... 0.37 0.51 (0.77) (0.03) (0.05)
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.27) (0.25) (0.27)
Net asset value, end of year ....................... $9.88 $9.81 $9.60 $10.64 $10.92
Total return
d
................................... 3.83% 5.39% (7.24)% (0.37)% (0.43)%
Ratios to average net assets
Expenses
e
.................................... 0.82% 0.82% 0.83% 0.81% 0.81%
Net investment income ........................... 3.06% 3.15% 2.79% 2.23% 2.46%
Supplemental data
Net assets , end of year (000’s) ..................... $230,162 $220,872 $212,662 $210,355 $173,930
Portfolio turnover rate ............................ 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.80 $9.59 $10.62 $10.90 $11.22
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.32 0.29 0.26 0.29
Net realized and unrealized gains (losses) ........... 0.05 0.20 (1.04) (0.28) (0.32)
Total from investment operations .................... 0.37 0.52 (0.75) (0.02) (0.03)
Less distributions from:
Net investment income .......................... (0.31) (0.31) (0.28) (0.26) (0.29)
Net asset value, end of year ....................... $9.86 $9.80 $9.59 $10.62 $10.90
Total return
d
................................... 3.89% 5.55% (7.02)% (0.22)% (0.28)%
Ratios to average net assets
Expenses
e
.................................... 0.67% 0.67% 0.68% 0.66% 0.66%
Net investment income ........................... 3.22% 3.30% 2.94% 2.39% 2.64%
Supplemental data
Net assets , end of year (000’s) ..................... $305,231 $349,407 $396,929 $526,131 $582,701
Portfolio turnover rate ............................ 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.97 $9.75 $10.81 $11.09 $11.42
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.26 0.23 0.20 0.23
Net realized and unrealized gains (losses) ........... 0.06 0.22 (1.06) (0.28) (0.33)
Total from investment operations .................... 0.32 0.48 (0.83) (0.08) (0.10)
Less distributions from:
Net investment income .......................... (0.26) (0.26) (0.23) (0.20) (0.23)
Net asset value, end of year ....................... $10.03 $9.97 $9.75 $10.81 $11.09
Total return
d
................................... 3.24% 4.98% (7.69)% (0.76)% (0.81)%
Ratios to average net assets
Expenses
e
.................................... 1.21% 1.21% 1.22% 1.20% 1.20%
Net investment income ........................... 2.61% 2.68% 2.33% 1.80% 2.05%
Supplemental data
Net assets , end of year (000’s) ..................... $17,424 $24,653 $32,466 $48,833 $67,713
Portfolio turnover rate ............................ 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.83 $9.62 $10.66 $10.94 $11.26
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.33 0.30 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.06 0.20 (1.04) (0.28) (0.32)
Total from investment operations .................... 0.39 0.53 (0.74) — (0.02)
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.30) (0.28) (0.30)
Net asset value, end of year ....................... $9.89 $9.83 $9.62 $10.66 $10.94
Total return .................................... 4.01% 5.67% (6.96)% (0.08)% (0.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.55% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.54% 0.54% 0.52% 0.53%
e
Net investment income ........................... 3.33% 3.43% 3.06% 2.51% 2.75%
Supplemental data
Net assets , end of year (000’s) ..................... $25,494 $25,018 $19,946 $28,123 $21,450
Portfolio turnover rate ............................ 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.83 $9.62 $10.65 $10.94 $11.26
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.33 0.30 0.27 0.30
Net realized and unrealized gains (losses) ........... 0.05 0.20 (1.04) (0.29) (0.32)
Total from investment operations .................... 0.38 0.53 (0.74) (0.02) (0.02)
Less distributions from:
Net investment income .......................... (0.32) (0.32) (0.29) (0.27) (0.30)
Net asset value, end of year ....................... $9.89 $9.83 $9.62 $10.65 $10.94
Total return .................................... 3.98% 5.64% (6.91)% (0.21)% (0.18)%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.56% 0.57% 0.56% 0.56%
Net investment income ........................... 3.31% 3.40% 3.02% 2.48% 2.71%
Supplemental data
Net assets , end of year (000’s) ..................... $122,601 $103,552 $114,323 $178,256 $174,264
Portfolio turnover rate ............................ 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.1%
Arizona 91.3%
Arizona Board of Regents ,
Revenue , 2015 B , Refunding , 5% , 7/01/41 ............................... $ 14,070,000 $ 14,136,690
Revenue , 2016 C , 5% , 7/01/46 ........................................ 10,000,000 10,169,591
Revenue , 2017 B , Refunding , 5% , 7/01/43 ............................... 4,005,000 4,110,244
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 4,804,485
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/46 ............. 2,115,000 2,279,801
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/54 ............. 7,000,000 7,429,854
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,425,000 6,871,730
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,063,069
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,080,940
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,572,892
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 380,000 373,729
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 550,970
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,827,056
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,943,515
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,379,529
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,060,123
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,300,368
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,046,891
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,085,792
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,495,823
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,286,411
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,610,574
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 7,900,000 8,323,965
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,336,922
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 3,250,000 3,441,222
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,303,657
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,567,527
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 255,000 254,090
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 370,410
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 702,642
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,414,673
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,410,517
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 702,196
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 656,713
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 310,155
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,699,580
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 7,218,342
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 13,826,116
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,550,000 1,383,583
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,743,306
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,339,524

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ $ 885,000 $ 756,447
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,408,153
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ......................
1,000,000 1,061,786
City of Bullhead ,
Excise Tax , Revenue , 2022 , 4% , 7/01/52 ................................ 2,885,000 2,715,160
Excise Taxes , Revenue , 2022 , 4% , 7/01/47 .............................. 2,065,000 2,007,238
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,116,110
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,097,003
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,419,101
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 10,000,000 10,037,229
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,438,207
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,179,398
Utility System , Revenue , 2018 , 5% , 7/01/42 .............................. 2,200,000 2,292,134
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,921,812
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,191,652
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,068,934
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,626,966
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,917,253
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,883,599
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,075,076
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,936,841
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,677,937
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,594,073
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,680,866
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,315,394
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 11,962,846
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,196,962
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,175,092
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,217,361
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 6,100,579
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,612,863
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,066,913
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,108,065
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,534,884
City of Scottsdale , GO , 2023 , 4% , 7/01/39 .................................
1,500,000 1,550,480
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 .........
3,250,000 3,283,298
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,295,804
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,762,547
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,996,085

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... $ 400,000 $ 390,544
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 1,005,080
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 4,288,760
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 2,020,279
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,129,115
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,665,560
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,988,782
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,019,373
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 438,048
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 725,927
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 258,169
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 618,105
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 3,018,713
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,692,985
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,014,706
Industrial Development Authority of the County of Pima (The) ,
a
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 3,000,000 3,008,815
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,029,697
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,335,524
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,660,804
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,339,516
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,337,140
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,010,021
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 968,533
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 95,769
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,399
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 82,172
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 113,636
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 103,863
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 384,521
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 294,191
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 473,148
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,038,340
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,887,808
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,638,027
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,890,268
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,744,943
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,004,783
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,318,100
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,210,127
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,331,223
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,842,288
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,162,619
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,129,065
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,314,368
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,427,085
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,999,610

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Pollution Control Corp., (continued)
b
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ $ 4,500,000 $ 4,292,478
b
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,050,850
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 8,148,038
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,120,363
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2025 A , 5% ,
7/01/43 ......................................................... 7,150,000 7,843,571
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,133,952
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,015,799
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,046,273
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,793,437
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,933,008
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 9,745,000 10,046,782
Revenue , 2017 A , Refunding , 5% , 1/01/37 ............................... 10,000,000 10,508,290
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,698,762
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,091,675
Revenue , 2023 A , 5% , 1/01/50 ........................................ 10,265,000 10,929,461
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 9,780,000 10,671,678
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,788,589
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,478,804
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/43 ...................... 1,025,000 1,104,591
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,041,819
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 .................
2,250,000 2,215,759
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 2,500,000 2,604,899
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,156,089
University of Arizona (The) ,
Revenue , 2016 , Refunding , 5% , 6/01/39 ................................. 2,750,000 2,809,838
Revenue , 2016 B , Refunding , 5% , 6/01/42 ............................... 2,000,000 2,038,113
Revenue , 2018 A , 5% , 6/01/43 ........................................ 4,500,000 4,649,260
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
AGMC Insured , 4% , 8/01/49 ........................................ 4,000,000 3,908,460
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
AGMC Insured , 4% , 8/01/54 ........................................ 4,000,000 3,842,033
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,862,498
640,119,083
Florida 0.8%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 567,544
a ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 6,465,000 5,261,721
5,829,265

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 3,290,000 $ 2,782,088
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,466,783
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,660,238
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,660,238
a,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.409%, 6/01/52 .. 3,275,000 2,513,728
5,834,204
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,947,642
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,666,847
4,614,489
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,547,777
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,582,279
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,439,419
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 5,075,000 3,211,177
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,538,173
7,771,048
U.S. Territories 1.6%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 473,694
Puerto Rico 1.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,712,195
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,542,369
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,926,679
10,181,243
Total U.S. Territories .................................................................... 10,654,937
Total Municipal Bonds (Cost $ 694,578,136 ) .....................................
680,619,674
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 351 .
Short Term Investments 0.9%
a a
Principal
Amount
a
Value
Municipal Bonds 0.9%
Arizona 0.9%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 1.7% , 1/01/46 ................ $ 3,200,000 $ 3,200,000
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.5% , 2/01/48 ........... 3,200,000 3,200,000
6,400,000
Total Municipal Bonds (Cost $ 6,400,000 ) .......................................
6,400,000
Total Short Term Investments (Cost $ 6,400,000 ) .................................
6,400,000
a
Total Investments (Cost $ 700,978,136 ) 98.0% ...................................
$687,019,674
Other Assets, less Liabilities 2.0% .............................................
13,891,692
Net Assets 100.0% ...........................................................
$700,911,366
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $29,246,589, representing 4.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.26 $11.40 $11.69 $11.96
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.28 0.25 0.28
Net realized and unrealized gains (losses) ........... 0.05 0.28 (1.15) (0.29) (0.27)
Total from investment operations .................... 0.37 0.58 (0.87) (0.04) 0.01
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.27) (0.25) (0.28)
Net asset value, end of year ....................... $10.59 $10.54 $10.26 $11.40 $11.69
Total return
d
................................... 3.57% 5.74% (7.63)% (0.43)% 0.07%
Ratios to average net assets
Expenses
e
.................................... 0.85% 0.85% 0.85% 0.83% 0.83%
Net investment income ........................... 3.05% 2.90% 2.62% 2.08% 2.40%
Supplemental data
Net assets , end of year (000’s) ..................... $122,273 $121,792 $117,511 $142,935 $119,598
Portfolio turnover rate ............................ 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.26 $11.40 $11.68 $11.96
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.29 0.26 0.30
Net realized and unrealized gains (losses) ........... 0.04 0.28 (1.14) (0.28) (0.29)
Total from investment operations .................... 0.38 0.59 (0.85) (0.02) 0.01
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.29) (0.26) (0.29)
Net asset value, end of year ....................... $10.58 $10.54 $10.26 $11.40 $11.68
Total return
d
................................... 3.63% 5.90% (7.49)% (0.19)% 0.13%
Ratios to average net assets
Expenses
e
.................................... 0.70% 0.70% 0.70% 0.68% 0.68%
Net investment income ........................... 3.20% 3.05% 2.77% 2.24% 2.57%
Supplemental data
Net assets , end of year (000’s) ..................... $227,023 $255,227 $287,013 $386,962 $422,411
Portfolio turnover rate ............................ 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.67 $10.39 $11.54 $11.83 $12.11
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.23 0.20 0.24
Net realized and unrealized gains (losses) ........... 0.05 0.28 (1.15) (0.29) (0.29)
Total from investment operations .................... 0.33 0.54 (0.92) (0.09) (0.05)
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.23) (0.20) (0.23)
Net asset value, end of year ....................... $10.72 $10.67 $10.39 $11.54 $11.83
Total return
d
................................... 3.10% 5.24% (8.00)% (0.83)% (0.41)%
Ratios to average net assets
Expenses
e
.................................... 1.25% 1.24% 1.24% 1.23% 1.22%
Net investment income ........................... 2.60% 2.44% 2.18% 1.66% 2.01%
Supplemental data
Net assets , end of year (000’s) ..................... $12,151 $16,388 $23,346 $36,062 $50,968
Portfolio turnover rate ............................ 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.27 $11.41 $11.69 $11.97
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.33 0.31 0.28 0.32
Net realized and unrealized gains (losses) ........... 0.04 0.28 (1.15) (0.28) (0.29)
Total from investment operations .................... 0.39 0.61 (0.84) — 0.03
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.30) (0.28) (0.31)
Net asset value, end of year ....................... $10.59 $10.55 $10.27 $11.41 $11.69
Total return .................................... 3.77% 6.03% (7.35)% (0.05)% 0.27%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.56% 0.55% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.56% 0.56% 0.55% 0.54% 0.54%
Net investment income ........................... 3.34% 3.18% 2.91% 2.38% 2.68%
Supplemental data
Net assets , end of year (000’s) ..................... $16,355 $15,928 $15,147 $23,615 $19,296
Portfolio turnover rate ............................ 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.26 $11.40 $11.68 $11.96
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.32 0.30 0.28 0.31
Net realized and unrealized gains (losses) ........... 0.04 0.28 (1.14) (0.28) (0.28)
Total from investment operations .................... 0.39 0.60 (0.84) — 0.03
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.30) (0.28) (0.31)
Net asset value, end of year ....................... $10.58 $10.54 $10.26 $11.40 $11.68
Total return .................................... 3.83% 6.00% (7.40)% (0.10)% 0.23%
Ratios to average net assets
Expenses
d
.................................... 0.60% 0.60% 0.60% 0.58% 0.58%
Net investment income ........................... 3.30% 3.15% 2.87% 2.33% 2.66%
Supplemental data
Net assets , end of year (000’s) ..................... $131,282 $97,040 $97,723 $137,797 $132,696
Portfolio turnover rate ............................ 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,400,000 $ 1,431,601
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,431,601
Municipal Bonds 95.4%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,749,561
Colorado 88.3%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,165,545
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 629,965
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,507,215
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,038,442
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
5,000,000 5,126,299
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ...
2,000,000 2,247,789
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,019,145
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,517,863
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,504,505
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AGMC Insured , 4% ,
12/01/46 ........................................................ 2,000,000 1,932,724
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,704,915
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,439,218
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,833,474
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,022,328
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,150,836
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,617,567
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,301,068
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,693,703
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 4,044,789
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,104,181
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 .............
1,175,000 1,182,465
Centennial Water & Sanitation District , Revenue , 2019 , 5% , 12/01/43 ............
3,000,000 3,137,207
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,209,334
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,330,959
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,122,868
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,572,930
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,590,702
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,171,324
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,103,632
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,097,148
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,400,157
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,093,735
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 ..................
2,250,000 2,157,489
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 .................
3,000,000 2,974,971

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. $ 2,665,000 $ 2,686,605
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,171,293
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,622,986
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,496,947
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 13,959,234
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,958,261
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,660,864
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AGMC Insured , 5.5% , 12/01/54 ......................... 1,000,000 1,116,344
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 3,160,806
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,286,062
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 417,350
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 140,171
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 319,374
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 458,089
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,175,682
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,531,192
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,058,138
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 70,000 69,703
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 278,903
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,145,813
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,301,124
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 751,048
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,767,829
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 325,000 278,999
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 814,278
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,761,564
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,031,345
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 720,910
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 4,022,390
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 399,982
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,229,240
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,127,452
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,997,445
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,362,320
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,588,276
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 853,902
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 705,000
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 828,824
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 712,005
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,937,308
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,363,876
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,243,145
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,163,003
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,100,675
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 8,992,145
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,187,262

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... $ 4,000,000 $ 4,255,266
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... 7,150,000 7,154,964
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 5,039,154
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,972,694
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,678,448
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,707,525
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,155,189
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,635,151
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,277,820
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,725,615
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,003,227
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,001,054
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,555,268
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 831,373
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 810,140
Colorado School of Mines ,
Revenue , 2017 A , 5% , 12/01/42 ....................................... 2,450,000 2,517,772
Revenue , 2023 C , 5.25% , 12/01/53 .................................... 3,000,000 3,230,803
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AGMC Insured , 5% , 12/01/54 ................................ 750,000 795,103
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,086,094
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,363,132
Denver City & County School District No. 1 ,
GO , 2017 , 5% , 12/01/41 ............................................. 5,000,000 5,121,386
GO , 2025 C , 5.5% , 12/01/49 ......................................... 5,000,000 5,629,480
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,870,432
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,264,725
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,253,267
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,058,324
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,400,141
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,455,857
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 292,151
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,394,353
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,214,958
Erie Farm Metropolitan District , GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 .
1,200,000 1,113,407
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 .................
550,000 542,981
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,606,471
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,493,297
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
1,500,000 1,371,191
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AGMC Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,477,416

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/15/54 ............................................ $ 1,000,000 $ 950,011
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,808,336
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,468,904
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
2,000,000 2,001,828
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49
2,000,000 2,208,236
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,165,735
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,011,722
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,500,928
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 8,500,000 8,552,686
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,938,421
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 996,171
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,511,939
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,713,771
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
535,000 477,074
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 .........
1,000,000 1,076,439
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 500,017
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 716,210
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 12,140,712
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 558,723
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,772,290
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 702,851
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,223,113
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,213,342
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 991,879
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,706,283
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,323,801
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,614,301
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,897,772
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,920,449
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,159,859
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 455,971
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,154,803
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,610,597
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,933,769
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/01/54 ............................................ 2,000,000 1,919,813
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 .....................
4,055,000 3,994,151
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53
2,000,000 1,953,930
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 932,224

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AGMC Insured , 4.5% ,
12/01/53 ........................................................ $ 750,000 $ 745,253
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 2,003,238
449,584,837
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,655,586
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 567,544
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 4,925,000 4,008,349
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 3,215,000 2,925,650
11,157,129
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 2,029,486
Illinois 0.8%
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 2,823,529 2,827,426
GO , 2021 A , 5% , 3/01/33 ............................................ 500,000 546,489
GO , 2021 A , 5% , 3/01/37 ............................................ 250,000 269,618
GO , 2021 A , 4% , 3/01/38 ............................................ 400,000 400,291
4,043,824
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 844,480
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,223,333
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,223,333
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 2,100,000 1,725,744
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 633,077
4,805,487
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,939,525
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,203,826
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,165,890
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 3,650,000 2,309,517
3,475,407

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.0%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
$ 600,000 $ 644,509
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,548,922
2,193,431
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,203,955
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,002,714
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 753,161
2,959,830
Total U.S. Territories .................................................................... 5,153,261
Total Municipal Bonds (Cost $ 497,204,146 ) .....................................
485,986,823
Total Long Term Investments (Cost $ 498,604,146 ) ...............................
487,418,424
a
a a a a
Short Term Investments 3.2%
Municipal Bonds 3.2%
Colorado 3.2%
e
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 1.7% , 12/01/52 .......................... 3,500,000 3,500,000
Intermountain Healthcare Obligated Group , Revenue , 2024 D , Daily VRDN and Put ,
1.3% , 5/15/64 ................................................... 12,000,000 12,000,000
Intermountain Healthcare Obligated Group , Revenue , 2024 E , SPA TD Bank NA ,
Daily VRDN and Put , 1.5% , 5/15/64 .................................. 900,000 900,000
16,400,000
Total Municipal Bonds (Cost $ 16,400,000 ) ......................................
16,400,000
Total Short Term Investments (Cost $ 16,400,000 ) ................................
16,400,000
a
Total Investments (Cost $ 515,004,146 ) 98.9% ...................................
$503,818,424
Other Assets, less Liabilities 1.1% .............................................
5,265,650
Net Assets 100.0% ...........................................................
$509,084,074
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $31,849,814, representing 6.3% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.12 $8.86 $9.85 $10.17 $10.39
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.24 0.22 0.20 0.26
Net realized and unrealized gains (losses) ........... 0.03 0.26 (0.99) (0.32) (0.22)
Total from investment operations .................... 0.27 0.50 (0.77) (0.12) 0.04
Less distributions from:
Net investment income .......................... (0.24) (0.24) (0.22) (0.20) (0.26)
Net asset value, end of year ....................... $9.15 $9.12 $8.86 $9.85 $10.17
Total return
d
................................... 3.14% 5.78% (7.84)% (1.23)% 0.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.98% 0.97% 0.98% 0.94%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.90% 0.91% 0.98% 0.94%
Net investment income ........................... 2.66% 2.74% 2.44% 1.95% 2.58%
Supplemental data
Net assets , end of year (000’s) ..................... $31,359 $29,938 $27,698 $34,084 $28,498
Portfolio turnover rate ............................ 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.11 $8.85 $9.84 $10.16 $10.38
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.26 0.23 0.22 0.28
Net realized and unrealized gains (losses) ........... 0.04 0.26 (0.99) (0.32) (0.22)
Total from investment operations .................... 0.30 0.52 (0.76) (0.10) 0.06
Less distributions from:
Net investment income .......................... (0.26) (0.26) (0.23) (0.22) (0.28)
Net asset value, end of year ....................... $9.15 $9.11 $8.85 $9.84 $10.16
Total return
d
................................... 3.30% 5.94% (7.71)% (1.08)% 0.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.83% 0.83% 0.83% 0.79%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.75% 0.76% 0.83% 0.79%
Net investment income ........................... 2.81% 2.89% 2.59% 2.12% 2.76%
Supplemental data
Net assets , end of year (000’s) ..................... $79,581 $89,034 $93,653 $119,599 $135,916
Portfolio turnover rate ............................ 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.18 $8.92 $9.92 $10.24 $10.46
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.21 0.18 0.16 0.23
Net realized and unrealized gains (losses) ........... 0.03 0.26 (1.00) (0.32) (0.23)
Total from investment operations .................... 0.24 0.47 (0.82) (0.16) —
Less distributions from:
Net investment income .......................... (0.20) (0.21) (0.18) (0.16) (0.22)
Net asset value, end of year ....................... $9.22 $9.18 $8.92 $9.92 $10.24
Total return
d
................................... 2.70% 5.31% (8.26)% (1.62)% 0.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.39% 1.37% 1.37% 1.38% 1.34%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.29% 1.31% 1.38% 1.34%
Net investment income ........................... 2.23% 2.31% 2.01% 1.58% 2.21%
Supplemental data
Net assets , end of year (000’s) ..................... $2,762 $4,067 $4,828 $7,281 $13,302
Portfolio turnover rate ............................ 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.11 $8.85 $9.84 $10.16 $10.38
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.27 0.25 0.23 0.29
Net realized and unrealized gains (losses) ........... 0.04 0.26 (1.00) (0.32) (0.22)
Total from investment operations .................... 0.31 0.53 (0.75) (0.09) 0.07
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.24) (0.23) (0.29)
Net asset value, end of year ....................... $9.15 $9.11 $8.85 $9.84 $10.16
Total return .................................... 3.43% 6.08% (7.58)% (0.91)% 0.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.69% 0.69% 0.68% 0.70%
Expenses net of waiver and payments by affiliates
d
...... 0.62% 0.63% 0.63% 0.67% 0.66%
Net investment income ........................... 2.94% 3.03% 2.75% 2.27% 2.79%
Supplemental data
Net assets , end of year (000’s) ..................... $7,950 $6,947 $2,952 $1,815 $1,385
Portfolio turnover rate ............................ 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.10 $8.84 $9.83 $10.15 $10.37
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.27 0.24 0.23 0.29
Net realized and unrealized gains (losses) ........... 0.04 0.25 (0.99) (0.32) (0.22)
Total from investment operations .................... 0.30 0.52 (0.75) (0.09) 0.07
Less distributions from:
Net investment income .......................... (0.26) (0.26) (0.24) (0.23) (0.29)
Net asset value, end of year ....................... $9.14 $9.10 $8.84 $9.83 $10.15
Total return .................................... 3.40% 6.05% (7.63)% (0.98)% 0.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.73% 0.73% 0.73% 0.69%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.65% 0.66% 0.73% 0.69%
Net investment income ........................... 2.91% 3.01% 2.69% 2.22% 2.85%
Supplemental data
Net assets , end of year (000’s) ..................... $30,246 $15,886 $14,477 $20,378 $20,968
Portfolio turnover rate ............................ 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 4.0%
Capital Markets 4.0%
Vanguard Tax-Exempt Bond Index ETF ................................... 119,142 $ 6,035,734
Total Management Investment Companies (Cost $ 6,024,987 ) .....................
6,035,734
Principal
Amount
a a a a
Municipal Bonds 92.3%
Connecticut 87.0%
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. $ 375,000 363,694
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 544,949
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 597,673
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,032,083
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,925,088
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,001,204
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 .....................
565,000 559,856
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 4,091,471
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,567,498
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 790,524
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 792,847
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 928,588
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 319,213
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 383,158
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 855,681
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,627,842
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,769,130
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,020,939
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,063,297
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,590,987
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 682,080
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 1,063,697
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 998,432
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 6,121,174
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,267,411
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,465,577
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 594,580
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,149,956
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,577,184
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,808,195
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,049,127
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,449,732
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 4,574,400
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,872,547
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,907,775
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,498,134
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 561,115
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 538,007
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 537,455
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 420,000 449,925
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 534,682
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,500,000 1,374,672
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,150,937

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Higher Education Supplement Loan Authority, (continued)
Revenue , 2021 B , 2.25% , 11/15/37 .................................... $ 2,500,000 $ 2,003,933
South Central Connecticut Regional Water Authority ,
Revenue , 39th A , 5% , 8/01/54 ........................................ 1,000,000 1,075,903
Revenue, Second Series , 32nd B , Refunding , 5% , 8/01/38 ................... 1,720,000 1,759,463
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,419,960
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 610,608
GO , 2024 D , 5% , 5/01/44 ............................................ 1,000,000 1,093,157
GO , 2024 G , 5% , 11/15/44 ........................................... 1,000,000 1,097,700
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,027,273
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,049,021
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,926,176
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,146,295
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,621,549
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,113,968
Bradley International Airport CFC , Revenue , 2019 A , 5% , 7/01/49 .............. 1,400,000 1,412,232
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 1,000,000 1,001,402
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,037,840
Special Tax , Special Tax , 2024 A-2 , 5% , 7/01/45 ........................... 1,250,000 1,366,182
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 501,575
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 236,095
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 287,129
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 265,635
Town of Stratford , GO , 2017 , AGMC Insured , 5% , 7/01/33 .....................
1,000,000 1,006,340
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 .....................
1,000,000 1,033,419
132,145,371
Florida 0.9%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 354,715
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 1,325,000 1,078,388
1,433,103
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 528,512
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 949,897
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 436,905
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 436,905
a,b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 750,000 616,337
1,490,147
Texas 0.3%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 497,003
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 429,938

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.6%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 400,000 $ 333,112
b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 800,000 506,195
839,307
U.S. Territories 1.3%
Guam 0.3%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36
365,000 394,965
Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,506,323
Total U.S. Territories .................................................................... 1,901,288
Total Municipal Bonds (Cost $ 146,762,913 ) .....................................
140,214,566
Total Long Term Investments (Cost $ 152,787,900 ) ...............................
146,250,300
a
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
Connecticut 2.7%
c
Connecticut State Health & Educational Facilities Authority ,
Yale University , Revenue , 2001 V-2 , Daily VRDN and Put , 1.3% , 7/01/36 ........ 1,800,000 1,800,000
Yale University , Revenue , 2010 A-4-1 , Daily VRDN and Put , 1.3% , 7/01/49 ....... 2,300,000 2,300,000
4,100,000
Total Municipal Bonds (Cost $ 4,100,000 ) .......................................
4,100,000
Total Short Term Investments (Cost $ 4,100,000 ) .................................
4,100,000
a
Total Investments (Cost $ 156,887,900 ) 99.0% ...................................
$150,350,300
Other Assets, less Liabilities 1.0% .............................................
1,547,375
Net Assets 100.0% ...........................................................
$151,897,675
See A bbreviations on page 351 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $4,781,105, representing 3.1% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.27 $11.02 $11.82 $12.22 $12.39
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.26 0.23 0.26
Net realized and unrealized gains (losses) ........... 0.08 0.25 (0.82) (0.40) (0.17)
Total from investment operations .................... 0.40 0.55 (0.56) (0.17) 0.09
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.24) (0.23) (0.26)
Net asset value, end of year ....................... $11.35 $11.27 $11.02 $11.82 $12.22
Total return
d
................................... 3.63% 5.05% (4.70)% (1.42)% 0.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.81% 0.83% 0.80% 0.80%
Expenses net of waiver and payments by affiliates
e
...... 0.71% 0.70% 0.71% 0.70% 0.70%
Net investment income ........................... 2.87% 2.70% 2.31% 1.89% 2.09%
Supplemental data
Net assets , end of year (000’s) ..................... $655,106 $667,503 $707,816 $754,463 $629,566
Portfolio turnover rate ............................ 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.26 $11.01 $11.81 $12.21 $12.38
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.27 0.25 0.28
Net realized and unrealized gains (losses) ........... 0.08 0.24 (0.81) (0.40) (0.17)
Total from investment operations .................... 0.42 0.56 (0.54) (0.15) 0.11
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.26) (0.25) (0.28)
Net asset value, end of year ....................... $11.34 $11.26 $11.01 $11.81 $12.21
Total return
d
................................... 3.79% 5.22% (4.56)% (1.27)% 0.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.68% 0.65% 0.65%
Expenses net of waiver and payments by affiliates
e
...... 0.56% 0.55% 0.56% 0.55% 0.55%
Net investment income ........................... 3.02% 2.85% 2.45% 2.05% 2.26%
Supplemental data
Net assets , end of year (000’s) ..................... $623,410 $730,605 $864,508 $1,265,052 $1,403,417
Portfolio turnover rate ............................ 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.29 $11.05 $11.85 $12.24 $12.42
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.25 0.21 0.18 0.21
Net realized and unrealized gains (losses) ........... 0.08 0.24 (0.81) (0.39) (0.18)
Total from investment operations .................... 0.36 0.49 (0.60) (0.21) 0.03
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.20) (0.18) (0.21)
Net asset value, end of year ....................... $11.37 $11.29 $11.05 $11.85 $12.24
Total return
d
................................... 3.21% 4.53% (5.07)% (1.73)% 0.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.21% 1.23% 1.20% 1.20%
Expenses net of waiver and payments by affiliates
e
...... 1.10% 1.10% 1.11% 1.10% 1.10%
Net investment income ........................... 2.45% 2.29% 1.88% 1.50% 1.72%
Supplemental data
Net assets , end of year (000’s) ..................... $20,682 $28,661 $42,983 $67,008 $121,312
Portfolio turnover rate ............................ 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

In
a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.29 $11.04 $11.84 $12.24 $12.41
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.33 0.29 0.27 0.30
Net realized and unrealized gains (losses) ........... 0.08 0.25 (0.81) (0.40) (0.18)
Total from investment operations .................... 0.44 0.58 (0.52) (0.13) 0.12
Less distributions from:
Net investment income .......................... (0.36) (0.33) (0.28) (0.27) (0.29)
Net asset value, end of year ....................... $11.37 $11.29 $11.04 $11.84 $12.24
Total return .................................... 3.94% 5.36% (4.40)% (1.12)% 1.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.53% 0.50% 0.50%
Expenses net of waiver and payments by affiliates
d
...... 0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ........................... 3.17% 3.00% 2.60% 2.19% 2.41%
Supplemental data
Net assets , end of year (000’s) ..................... $123,010 $127,665 $135,524 $257,641 $414,751
Portfolio turnover rate ............................ 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.04 $11.84 $12.24 $12.41
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.33 0.28 0.26 0.29
Net realized and unrealized gains (losses) ........... 0.09 0.24 (0.81) (0.40) (0.17)
Total from investment operations .................... 0.44 0.57 (0.53) (0.14) 0.12
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.27) (0.26) (0.29)
Net asset value, end of year ....................... $11.37 $11.28 $11.04 $11.84 $12.24
Total return .................................... 3.98% 5.21% (4.45)% (1.17)% 0.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.58% 0.55% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.45%
d
0.45%
d
0.46% 0.45%
d
0.45%
d
Net investment income ........................... 3.12% 2.95% 2.53% 2.14% 2.36%
Supplemental data
Net assets , end of year (000’s) ..................... $689,045 $644,787 $633,982 $1,126,152 $1,153,049
Portfolio turnover rate ............................ 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 1.5%
Capital Markets 1.5%
a
Franklin Municipal Green Bond ETF ..................................... 1,290,000 $ 31,040,367
Total Management Investment Companies (Cost $ 35,002,625 ) ....................
31,040,367
Principal
Amount
a a a a
Municipal Bonds 98.5%
Alabama 5.6%
b
Black Belt Energy Gas District ,
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ $ 7,000,000 7,308,500
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,400,048
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,093,954
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 529,146
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 519,275
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 460,609
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
5,000,000 5,622,746
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,336,536
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,676,675
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,635,763
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,259,852
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,991,832
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,077,849
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,953,851
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,061,541
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,176,344
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,411,045
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 2,000,000 1,979,304
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 4,000,000 4,294,633
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,920,868
Revenue , 2022 B-2 , Mandatory Put , 4.691% , 8/01/28 ....................... 15,000,000 15,266,026
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 6,000,000 6,378,110
118,354,507
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,759,115
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,329,309
3,088,424
Arizona 4.2%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/29 ....................................................... 1,100,000 1,174,839
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 639,659

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... $ 630,000 $ 670,018
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,062,782
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,177,084
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,316,162
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,104,483
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,114,045
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 603,773
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,922,299
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 56,800
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 62,650
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 63,227
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 69,040
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 74,748
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 163,036
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 173,097
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 162,779
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 188,072
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 198,033
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/35 ..... 500,000 541,381
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/36 ..... 750,000 808,472
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/37 ..... 600,000 644,692
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/38 ..... 1,000,000 1,070,895
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,074,280
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,477,571
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,869,868
Airport , Revenue, Senior Lien , 2023 , Refunding , 5% , 7/01/32 ................. 4,250,000 4,655,571
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,567,596
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,799,464
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,715,765
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/30 ...... 525,000 574,447
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 465,641
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 573,930
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 3,008,815
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,115,196
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 903,261
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,061,616
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,063,167
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 847,577
87,835,831

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ $ 4,630,000 $ 4,873,165
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,805,984
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,308,360
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,043,054
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,038,039
12,068,602
California 6.4%
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............................. 7,000,000 7,155,073
Revenue , 2017 S-7 , Refunding , 4% , 4/01/33 ............................. 5,000,000 5,097,842
Burbank-Glendale-Pasadena Airport Authority Brick Campaign , Revenue , 2024 A ,
AGMC Insured , 4% , 7/01/54 .......................................... 4,900,000 4,773,539
b
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 5,000,000 5,051,359
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,612,253
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,785,000 6,205,811
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,574,733
California Statewide Communities Development Authority ,
Emanate Health Obligated Group , Revenue , 2020 A , 5% , 4/01/35 ............. 1,300,000 1,411,468
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/37 ............. 700,000 720,153
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/38 ............. 1,350,000 1,382,082
Southern California Edison Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 .... 5,000,000 4,445,090
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,687,452
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,083,339
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 5,440,000 4,664,252
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,000,000 4,341,423
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 4,083,121
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 3,650,000 3,418,897
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,476,937
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,792,276
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,107,443
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,223,018
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,300,281
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,558,141
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.52% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,925,699
134,091,682
Colorado 4.1%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 5,971,567

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/29 ....................................................... $ 650,000 $ 697,437
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/30 ....................................................... 700,000 760,055
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 809,863
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,077,841
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,180,263
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,702,884
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/37 2,250,000 2,250,177
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,234,502
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 2,000,000 2,146,683
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,274,374
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,356,731
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,108,669
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,776,855
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,274,527
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 ..........
10,000,000 11,499,280
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,037,664
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
10,865,000 11,576,983
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 5,150,605
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,024,861
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,417,831
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,058,212
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 483,047
85,870,911
Connecticut 1.6%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,958,008
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,899,556
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,521,239
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,246,774
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 251,972
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,777,833
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/32 ..................... 700,000 763,120
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/33 ..................... 625,000 679,699
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/34 ..................... 725,000 786,014
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 260,860
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,563,884
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,620,042
University of Connecticut ,
Revenue , 2016 A , 5% , 3/15/30 ........................................ 3,075,000 3,144,175
Revenue , 2016 A , 5% , 3/15/31 ........................................ 5,025,000 5,133,391
34,606,567
Florida 8.1%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,508,436

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AGMC Insured , 5.25% , 5/01/44 ............................... $ 1,400,000 $ 1,481,653
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,470,098
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 5,345,000 4,713,927
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... 1,725,000 1,585,593
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 741,502
c ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 17,500,000 14,242,865
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 643,361
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 239,554
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,725,918
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,581,806
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,580,402
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,380,419
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,515,637
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,651,307
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Foundation, Inc. , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,074,085
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 699,244
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 496,462
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,053,897
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 882,199
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 460,131
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 755,715
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,021,321
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AGMC Insured , 5% , 7/01/44 ................................. 20,000,000 20,596,444
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,262,502
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,110,281
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,449,815
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 270,000 271,467
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 262,169
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 653,286
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 180,039
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 289,635
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 233,405
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 242,173
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 245,305

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ $ 500,000 $ 501,378
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 215,000 216,144
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 , 5.3% ,
5/01/44 ......................................................... 485,000 495,767
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 5,022,720
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 11,071,328
b ,c ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Mandatory Put ,
0.424%, 5/01/33 ................................................... 6,965,000 6,346,856
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,072,025
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,032,887
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,965,150
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,843,755
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 878,691
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 813,727
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,039,272
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 467,263
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,840,605
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,891,277
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 7,984,075
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,077,626
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 636,335
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,882,898
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 1,000,000 1,001,710
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 999,950
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 945,000 982,406
Windward Community Development District , Assessments , Special Assessment , 2020
A-2 , 4.4% , 11/01/35 ................................................ 200,000 199,601
171,565,499
Georgia 4.8%
City of Atlanta ,
Water & Wastewater , Revenue , 2018 C , Pre-Refunded , 5% , 11/01/33 ........... 6,750,000 7,153,370
Water & Wastewater , Revenue , 2018 C , Pre-Refunded , 5% , 11/01/34 ........... 3,000,000 3,179,275
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 921,631
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 577,683
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 459,592
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 882,100
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,432,139
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 256,009
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 255,612
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 280,862
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 280,437

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 $ 275,000 $ 279,647
DeKalb County Housing Authority , HADC Avenues LLC , Revenue , 2024 , Refunding ,
4.125% , 12/01/34 .................................................. 2,500,000 2,508,753
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... 3,785,000 3,804,307
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,407,367
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,829,510
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,252,454
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/27 ........................................................ 1,750,000 1,822,716
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,186,173
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,080,338
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,039,760
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,040,035
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,056,510
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,663,585
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,934,437
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,281,432
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 B , Refunding , 5% , 7/01/31
3,000,000 3,392,497
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,060,386
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 635,512
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 528,896
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,056,091
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 523,190
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 501,861
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 731,055
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 782,245
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,088,180
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 727,978
101,893,625
Hawaii 0.2%
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................
4,420,000 4,442,268
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 906,462
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... 825,000 876,467
1,782,929
Illinois 7.3%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 4,013,476
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2020 C , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,123,131
Revenue, Senior Lien , 2020 E , Refunding , 4% , 1/01/35 ..................... 1,560,000 1,608,021
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,609,723
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,212,193

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Park District, (continued)
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. $ 1,100,000 $ 1,114,884
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,538,483
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,862,184
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,053,961
City of Chicago ,
e
GO , 1999 , NATL Insured , 3.75%, 1/01/31 ................................ 4,000,000 3,218,959
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 10,035,874
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,014,354
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,247,449
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 4,975,513
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,590,245
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 6,037,022
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,074,311
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... 1,475,000 1,339,884
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,311,434
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 1,065,000 777,450
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 1,100,000 803,000
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 1,310,000 956,300
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 1,095,000 799,350
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,504
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,804,066
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 5,000,000 5,008,196
e
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
3.91%, 12/15/37 ................................................... 13,045,000 7,948,671
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 387,116
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,952,232
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,652,069
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,187,292
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,070,085
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,845,252
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,944,606
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,119,504
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,469,401
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,011,674
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 .......................
2,750,000 2,781,605
154,999,474
Indiana 1.5%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 699,108
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 893,976
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,695,737
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,058,058
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,142,137
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,228,547
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,325,980
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,423,587
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 6,795,000 7,146,284

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... $ 15,000,000 $ 15,344,889
31,958,303
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 687,884
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 656,088
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 351,703
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.581% , 5/15/26 ..................................... 3,250,000 3,121,237
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,852,287
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,940,927
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,062,271
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,172,360
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,277,359
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,328,896
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,619,771
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,745,739
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ..
150,000 147,475
22,963,997
Kentucky 2.3%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,390,912
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,452,429
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,509,806
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,064,477
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,062,031
g
Kentucky Municipal Energy Agency , Revenue , 2025 , AGMC Insured , 5% , 1/01/55 ... 14,000,000 14,681,210
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,625,973
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,572,650
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,672,703
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,043,482
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , BAM Insured , 5% , 5/01/32 ................................... 2,000,000 2,123,262
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , B ,
Refunding , 5% , 7/01/28 ............................................. 3,000,000 3,147,683
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,674,404
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,653,808
48,674,830
Louisiana 3.6%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,337,323
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,033,577
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,142,528
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,546,331
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... 4,685,000 4,743,625

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... $ 9,130,000 $ 8,534,924
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 5,760,041 5,712,611
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,310,205
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/54 ...... 5,000,000 5,365,400
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/29 ....... 1,240,000 1,266,580
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,249
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/30 ....... 995,000 1,016,180
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,124
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/32 ....... 1,485,000 1,515,532
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,373
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,038,472
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,074,623
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,332,921
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,807,022
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,809,633
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,064,187
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/36 ................. 4,750,000 5,159,421
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/37 ................. 2,000,000 2,163,051
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,362,409
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,046,841
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,562,397
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,112,093
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,044,227
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,867,594
77,000,453
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,087,158
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,020,878
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,169,425
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,718,190
5,995,651
Maryland 3.5%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,035,922
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,041,426
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,155,392
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,343,710
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/30 ............ 6,450,000 6,692,353
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,117,456
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,796,611
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,848,755
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,370,286
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,852,070
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,903,678
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,143,916

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. $ 5,000,000 $ 4,713,671
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 418,070
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 289,885
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,902,057
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,739,605
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,032,377
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,392,708
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,936,113
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,551,023
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,617,373
72,894,457
Massachusetts 1.7%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,552,292
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,039,949
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/30 ....................................................... 150,000 164,470
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/31 ....................................................... 475,000 521,928
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 490,592
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 568,750
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/34 ....................................................... 450,000 483,681
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,620,431
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,284,598
35,726,691
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,016,475
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,909,347
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,062,628
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,365,673
Michigan Finance Authority , Trinity Health Corp. Obligated Group , Revenue , 2016 MI ,
Refunding , 5% , 12/01/34 ............................................ 8,200,000 8,371,300
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,100,000 5,251,088
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,837,605
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,169,355
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 142,022
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,001,241
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,650,455
36,777,189

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.3%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ $ 1,745,000 $ 1,770,415
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,011,674
6,782,089
Missouri 1.3%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,630,650
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,350,506
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,801,298
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,218,134
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,598,804
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,241,477
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 2,011,308
27,852,177
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,271,308
New Hampshire 0.3%
New Hampshire Business Finance Authority ,
d
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 1,494,954 1,440,973
Roseville Sustainable Energy Partner LLC , Revenue , 2024 D , 6.129% , 7/01/38 ... 4,080,000 4,131,887
5,572,860
New Jersey 2.1%
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2019 LLL , 5% , 6/15/39 ...................... 1,000,000 1,067,018
State of New Jersey , Revenue , 2022 A , 5% , 11/01/39 ....................... 16,000,000 17,611,290
State of New Jersey , Revenue , AAA , Pre-Refunded , 5% , 6/15/34 .............. 5,000,000 5,211,011
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,119,724
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 938,707
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,126,289
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,310,000 2,179,673
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,075,000 1,039,170
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,329,378
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,808,024
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/27 .......................... 330,000 346,103
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/28 .......................... 325,000 346,941
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/29 .......................... 320,000 346,477
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/31 .......................... 400,000 445,658
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/32 .......................... 430,000 479,066
44,394,529
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 517,138
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 788,831

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico (continued)
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... $ 13,500,000 $ 11,360,624
12,666,593
New York 5.4%
City of New York ,
GO , 2015 C , Refunding , 5% , 8/01/27 ................................... 7,500,000 7,512,836
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,752,641
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,128,500
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,895,458
GO , A-1 2017 A , 5% , 8/01/29 ......................................... 10,000,000 10,294,658
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,483,139
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,343,732
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,219,964
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,978,002
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,520,146
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 3% , 3/01/36 ................................. 2,500,000 2,390,299
g
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2025 BB , 5.25% , 6/15/55 ............................................ 15,000,000 16,329,810
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2020 C ,
4% , 5/01/37 ...................................................... 1,400,000 1,436,037
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,146,980
New York State Dormitory Authority ,
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/29 .... 10,000,000 10,033,429
State of New York Personal Income Tax , Revenue , 2014 E , 5% , 2/15/30 ......... 4,980,000 4,987,258
State of New York Personal Income Tax , Revenue , 2018 A , 5% , 3/15/32 ......... 9,995,000 10,710,819
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,399
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,803,177
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 .
2,500,000 2,691,227
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/28 ...... 1,300,000 1,381,997
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,170,362
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,817,085
114,032,955
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 125,499
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 465,419
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 519,463
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 369,043
1,479,424
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,684,305
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,695,722
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ......................
1,100,000 1,108,518
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ...........
2,240,000 2,413,295
6,901,840
Ohio 1.7%
Columbus Metropolitan Housing Authority , Revenue , 2024 , 4% , 12/01/34 ..........
5,500,000 5,525,641

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... $ 5,000,000 $ 5,155,224
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,116,500
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,892,016
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AGMC
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 12,459,635
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 893,280
35,042,296
Oregon 1.9%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,898,769
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,389,820
Hillsboro School District No. 1J , GO , 2020 , 4% , 6/15/36 .......................
2,605,000 2,688,235
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 1,100,000 1,195,262
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/35 800,000 866,683
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 1,300,000 1,404,473
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 428,224
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 153,033
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 340,304
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 633,544
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 289,571
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,672,304
Salem Hospital Facility Authority ,
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/34 ....... 3,780,000 4,050,706
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/35 ....... 9,010,000 9,628,556
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,805,641
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,519,724
40,964,849
Pennsylvania 3.2%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,104,305
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... 1,000,000 1,098,316
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,360,370
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 629,598
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 636,892
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 749,422
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 729,979
City of Philadelphia , Water & Wastewater , Revenue , 2024 C , AGMC Insured , 5.25% ,
9/01/54 ......................................................... 8,000,000 8,709,957
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/33 ..................... 2,100,000 2,290,010
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,903,694
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,572,841
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,504,848

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ $ 2,375,000 $ 2,327,134
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,735,848
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,872,672
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,449,143
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,394,743
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,979,874
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,208,194
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 305,057
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,093,387
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,214,050
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2021 A , BAM Insured , 2.799% , 9/01/33 ................................. 2,425,000 2,128,370
67,998,704
Rhode Island 0.1%
State of Rhode Island ,
GO , 2019 C , 4% , 1/15/34 ............................................ 1,520,000 1,566,770
GO , 2019 C , 4% , 1/15/35 ............................................ 600,000 616,408
2,183,178
South Carolina 3.2%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 889,129
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,509,089
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,400,000 5,592,380
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,673,247
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 6,466,190
c,e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 11,000,000 9,039,612
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,305,897
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,596,259
g
Revenue , 2025 A , 5% , 12/01/55 ....................................... 1,750,000 1,844,565
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 3,300,000 3,292,655
67,209,023
South Dakota 0.6%
g
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... 3,330,000 3,351,625
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,530,512
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,137,159
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,636,528
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 916,222
12,572,046

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 2.4%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 $ 1,500,000 $ 1,615,304
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 1,000,000 1,068,812
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 2,550,000 2,714,415
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/36 1,000,000 1,003,457
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
5,565,000 6,291,393
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,359,488
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 5,250,000 5,457,606
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,283,973
49,794,448
Texas 6.3%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 240,312
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 460,804
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 984,102
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 8,375,291
Central Texas Turnpike System , Revenue, Second Tier , 2024 C , Refunding , 5% ,
8/15/31 ......................................................... 2,000,000 2,240,542
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 360,583
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,573,407
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,619,953
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,046,556
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,023,365
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,019,582
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... 722,000 724,532
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,498,392
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,713,313
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,378,696
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,233,331
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/30 .... 100,000 109,647
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/31 .... 60,000 66,454
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,646,536
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,640,793
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,871,548
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 830,897
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 778,728
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 468,341
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 623,234
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 673,577
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 617,317
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 658,763
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........
4,020,000 3,950,164
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 .....................
1,000,000 1,000,946

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. $ 725,000 $ 730,112
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 140,298
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 136,748
GO , 2024 , AGMC Insured , 4% , 9/01/39 ................................. 935,000 939,442
GO , 2024 , AGMC Insured , 4.25% , 9/01/43 ............................... 715,000 715,770
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 178,712
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 217,107
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 239,760
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 968,319
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,665,624
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,889,062 3,001,440
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,063,348
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,587,578
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 592,830
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,230,461
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,805,022
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,036,969
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,595,458
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,896,578
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 247,872
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 .....
500,000 500,658
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 481,573
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,031,532
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,121,252
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 264,076
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 265,172
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 285,807
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 297,416
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 303,745
133,970,385
Utah 0.2%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,869,209
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 395,875
3,265,084
Virginia 1.0%
Virginia Public Building Authority ,
Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 ....................... 9,605,000 9,768,734
Commonwealth of Virginia , Revenue , B , Pre-Refunded , 4% , 8/01/29 ........... 3,530,000 3,592,420
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,522,892
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,015,274

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... $ 3,000,000 $ 3,167,368
21,066,688
Washington 3.3%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 2,998,393
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,383,546
Energy Northwest , Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% ,
7/01/35 ......................................................... 7,000,000 7,556,161
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 9,394,656
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,108,086
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 2,000,000 1,999,205
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,617,642
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 2,004,284
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,274,437
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/30 2,800,000 3,037,294
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 1,500,000 1,610,012
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,772,354
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,451,601
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,065,539
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,061,091
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,059,546
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 404,798
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,029,585
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,979,893
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ 2,250,000 2,320,097
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,655,020
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/35 ........................................................ 2,400,000 2,461,873
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,602,722 6,242,779
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 893,945
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,206,186
70,588,023
Wisconsin 4.1%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,494,188
Public Finance Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 606,168
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,721,067
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 287,310
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 201,234
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 200,514

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ $ 3,500,000 $ 3,629,550
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,516,739
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,965,000 6,241,349
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,914,543
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,220,836
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 806,917
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,406,855
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,114,173
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 904,109
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 196,004
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 251,648
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 322,106
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 266,836
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 608,659
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 1,011,656
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 605,101
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 603,688
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 11,500,000 12,459,329
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 375,678
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 390,749
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 404,294
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,415,016
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,516,380
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,078,915
86,771,611
U.S. Territories 1.1%
District of Columbia 1.0%
Washington Metropolitan Area Transit Authority ,
Revenue , 2017 A-1 , Refunding , 5% , 7/01/30 ............................. 5,185,000 5,430,622
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 15,000,000 15,028,800
20,459,422
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 466,057

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. $ 550,000 $ 590,223
1,056,280
Total U.S. Territories .................................................................... 21,515,702
Total Municipal Bonds (Cost $ 2,090,901,402 ) ...................................
2,080,487,702
Total Long Term Investments (Cost $ 2,125,904,027 ) .............................
2,111,528,069
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
California 0.3%
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-3 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.6% , 7/01/35 ....................................... 1,000,000 1,000,000
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.63% , 7/01/45 ........................................... 5,300,000 5,300,000
6,300,000
New York 0.1%
h
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 1.6% , 6/15/33 ................... 1,900,000 1,900,000
Ohio 0.0%
†
h
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.8% , 8/15/51 ........... 100,000 100,000
Pennsylvania 0.1%
h
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 1.55% ,
6/01/35 ......................................................... 1,300,000 1,300,000
Total Municipal Bonds (Cost $ 9,600,000 ) .......................................
9,600,000
Total Short Term Investments (Cost $ 9,600,000 ) .................................
9,600,000
a
Total Investments (Cost $ 2,135,504,027 ) 100.5% ................................
$2,121,128,069
Other Assets, less Liabilities (0.5) % ...........................................
(9,875,475)
Net Assets 100.0% ...........................................................
$2,111,252,594

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $218,076,351, representing 10.3% of net assets.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $10.03 $10.34 $10.56 $10.59
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.24 0.15 0.07 0.11
Net realized and unrealized gains (losses) ........... 0.13 0.17 (0.33) (0.22) (0.03)
Total from investment operations .................... 0.40 0.41 (0.18) (0.15) 0.08
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.13) (0.07) (0.11)
Net asset value, end of year ....................... $10.33 $10.20 $10.03 $10.34 $10.56
Total return
d
................................... 4.00% 4.09% (1.75)% (1.39)% 0.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.82% 0.86% 0.80% 0.81%
Expenses net of waiver and payments by affiliates
e
...... 0.65% 0.65% 0.65% 0.65% 0.64%
Net investment income ........................... 2.65% 2.34% 1.51% 0.70% 1.01%
Supplemental data
Net assets , end of year (000’s) ..................... $332,695 $331,917 $385,372 $345,670 $294,622
Portfolio turnover rate ............................ 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $10.04 $10.35 $10.57 $10.60
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.25 0.16 0.09 0.12
Net realized and unrealized gains (losses) ........... 0.13 0.17 (0.33) (0.22) (0.03)
Total from investment operations .................... 0.41 0.42 (0.17) (0.13) 0.09
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.14) (0.09) (0.12)
Net asset value, end of year ....................... $10.34 $10.21 $10.04 $10.35 $10.57
Total return
d
................................... 4.10% 4.19% (1.65)% (1.29)% 0.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.72% 0.75% 0.70% 0.71%
Expenses net of waiver and payments by affiliates
e
...... 0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ........................... 2.75% 2.44% 1.55% 0.81% 1.14%
Supplemental data
Net assets , end of year (000’s) ..................... $221,207 $252,596 $305,208 $413,869 $468,057
Portfolio turnover rate ............................ 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $10.03 $10.34 $10.56 $10.59
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.18 0.10 0.14
Net realized and unrealized gains (losses) ........... 0.13 0.17 (0.33) (0.22) (0.03)
Total from investment operations .................... 0.43 0.43 (0.15) (0.12) 0.11
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.16) (0.10) (0.14)
Net asset value, end of year ....................... $10.33 $10.20 $10.03 $10.34 $10.56
Total return .................................... 4.30% 4.38% (1.48)% (1.12)% 1.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.58% 0.53% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.37% 0.37% 0.37% 0.37% 0.37%
Net investment income ........................... 2.93% 2.62% 1.74% 0.98% 1.30%
Supplemental data
Net assets , end of year (000’s) ..................... $57,065 $56,991 $68,248 $86,417 $70,227
Portfolio turnover rate ............................ 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $10.03 $10.35 $10.57 $10.60
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.16 0.10 0.13
Net realized and unrealized gains (losses) ........... 0.14 0.17 (0.33) (0.22) (0.02)
Total from investment operations .................... 0.44 0.43 (0.17) (0.12) 0.11
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.15) (0.10) (0.14)
Net asset value, end of year ....................... $10.34 $10.20 $10.03 $10.35 $10.57
Total return .................................... 4.36% 4.35% (1.60)% (1.05)% 1.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.57% 0.59% 0.55% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ........................... 2.90% 2.60% 1.63% 0.95% 1.26%
Supplemental data
Net assets , end of year (000’s) ..................... $269,894 $265,437 $220,088 $542,557 $517,221
Portfolio turnover rate ............................ 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 4.2%
Capital Markets 4.2%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 37,296,565
Total Management Investment Companies (Cost $ 39,888,825 ) ....................
37,296,565
Principal
Amount
a a a a
Corporate Bonds 0.1%
Electric Utilities 0.1%
b ,c
AES Puerto Rico LP , 144A, 12.5%, 3/04/26 ................................ $ 874,281 874,281
Total Corporate Bonds (Cost $ 860,135 ) ........................................
874,281
d
Senior Floating Rate Interests 4.2%
Real Estate Management & Development 2.8%
e
Baytown Leased Housing Associates II LP, First Lien, Project CME Term Loan , 6.559% ,
( 1-month SOFR + 2.251% ), 8/01/40 .................................... 25,110,000 25,230,731
Residential REITs 1.4%
b ,e
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan , 6.88% , ( 3-month
SOFR + 2% ), 3/07/25 ............................................... 12,064,254 12,081,618
Total Senior Floating Rate Interests (Cost $ 37,174,255 ) ..........................
37,312,349
Municipal Bonds 87.9%
Alabama 6.7%
f
Black Belt Energy Gas District ,
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 5,025,236
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 5,035,208
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,176,286
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,781,396
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.751% , 2/01/29 .............. 5,000,000 5,117,331
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,166,311
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
2,500,000 2,811,373
f
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,668,268
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,894,727
f
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ............................ 4,000,000 3,968,372
f
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 10,000,000 10,736,582
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,054,962
59,436,052
Alaska 1.1%
Borough of Matanuska-Susitna , State of Alaska , Revenue , 2015 , Refunding , 5.25% ,
9/01/29 ......................................................... 10,000,000 10,107,260
Arizona 1.4%
Arizona Industrial Development Authority , Equitable School Revolving Fund LLC
Obligated Group , Revenue , 2020 A , 4% , 11/01/25 ......................... 1,000,000 1,005,952
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 8,345,000 8,596,945
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,341,825
11,944,722

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.2%
Arkansas Development Finance Authority ,
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ $ 735,000 $ 753,870
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 829,255
1,583,125
California 5.4%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... 535,000 536,590
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 855,783
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 328,495
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 406,406
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 381,250
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 478,813
f
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,481,274
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,556,410
f
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,195,206
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,006,382
City of Pasadena , Revenue , 2015 B , Pre-Refunded , 3.865% , 5/01/27 ............
500,000 499,450
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 890,000 763,085
g
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.522% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,202,908
Los Angeles Department of Water & Power , Power System , Revenue , 2020 A ,
Refunding , 5% , 7/01/25 ............................................. 16,180,000 16,258,201
47,950,253
Colorado 1.9%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 980,918
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 5,887,832
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,449,784
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
4,665,000 4,970,698
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 5% , 7/15/25 ............................................. 1,165,000 1,171,687
16,460,919
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority , Stamford Hospital
Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ................. 170,000 170,699
Delaware 0.6%
f
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,920,910
Florida 4.7%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 515,000 494,854
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 226,428
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 .......
4,650,000 4,848,844
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 304,031
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 370,000 371,772

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... $ 110,000 $ 108,187
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 345,394
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,012,695
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,960,251
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 ..........
10,085,000 11,066,793
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,816,110
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 2,000,976
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 405,000 406,210
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31
235,000 221,442
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 243,039
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 719,068
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 ,
4.625% , 5/01/31 ................................................... 210,000 212,383
c ,f
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,994,828
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,018,215
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 99,651
c ,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,400,000 2,392,159
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 400,000 405,476
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 221,341
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 300,969
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 338,531
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 185,494
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/25 ....... 180,000 179,643
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/26 ....... 220,000 217,300
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 484,560
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 166,267
c ,f
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 997,254
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 163,175
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 162,357
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 740,000 739,926
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30
240,000 234,930
41,660,553

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 4.6%
City of Atlanta ,
Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ............. $ 1,500,000 $ 1,511,201
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/25 .................... 550,000 554,107
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 309,344
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 230,496
f
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,026,235
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,782,601
f
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,896,803
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,528,929
f
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,298,793
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,525,430
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,918,046
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,215,212
Private Colleges & Universities Authority , Mercer University , Revenue , 2021 ,
Refunding , 5% , 10/01/25 ............................................ 425,000 429,783
40,226,980
Hawaii 1.4%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,484,069
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,966,628
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,747,099
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,514,659
12,712,455
Illinois 6.1%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 507,554
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 570,008
City of Chicago ,
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,212,151
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,046,891
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,427,554
City of Moline , GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 .................
925,000 904,898
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 920,301
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 527,210
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,072,066
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,089,113
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/25 ........... 500,000 500,628
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 346,156
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 413,166
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 418,800
h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 2,810,000 2,051,300
f
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.231% , 9/01/25 ................................................. 3,570,000 3,567,239
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,835
Sangamon County School District No. 186 Springfield , GO , 2020 C , AGMC Insured ,
5% , 6/01/36 ...................................................... 1,485,000 1,585,751

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ $ 250,000 $ 251,681
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 776,746
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,096,332
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,283,331
GO , 2018 A , 6% , 5/01/25 ............................................ 6,000,000 6,030,110
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 399,010
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 663,028
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 404,944
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,528,789
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,010,453
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,659,593
53,855,638
Indiana 1.2%
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 995,899
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,440,330
f
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,012,296
10,448,525
Iowa 1.5%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ...........
2,000,000 2,028,812
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,281,619
Iowa Finance Authority ,
f
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.581% , 5/15/26 ..................................... 1,500,000 1,440,571
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 825,000 861,521
13,612,523
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,653,871
Kentucky 3.6%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,217,430
f
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,537,030
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,158,158
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,221,787
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,283,190
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,338,705
i
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... 2,875,000 3,260,223
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,444,962
f
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.101% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 14,125,000 14,083,153
31,544,638
Louisiana 2.6%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 460,790

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
City of New Orleans, (continued)
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... $ 600,000 $ 625,712
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 582,076
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/25 ........................................................ 2,400,000 2,434,123
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,508,569 1,524,796
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,515,789
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 252,225
f
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 B , Refunding ,
Mandatory Put , 5% , 5/15/25 ........................................ 7,500,000 7,522,020
f
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 5,000,000 5,014,392
f
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.531% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,915,000 2,908,972
22,840,895
Maryland 2.1%
City of Cumberland , GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 ..........
455,000 457,276
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,163,041
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,285,729
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,015
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,044,720
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,243,364
18,225,145
Massachusetts 1.2%
f
Massachusetts Development Finance Agency , President & Trustees of Williams
College , Revenue , 2011 N , Mandatory Put , 0.45% , 7/01/25 .................. 1,000,000 988,445
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,027,367
11,015,812
Michigan 1.4%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,069,636
f
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,501,488
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,071,254
12,642,378
Minnesota 1.8%
f
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 5,500,000 5,514,787
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... 1,000,000 1,031,240
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,047,814

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
f
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.901% , ( SOFR +
1% ), 12/01/27 .................................................... $ 8,000,000 $ 7,995,344
15,589,185
Mississippi 0.3%
f
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,386,698
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 .....
5,000,000 5,032,019
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/25 ............... 500,000 500,000
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 408,882
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 673,498
6,614,399
Nevada 0.7%
f
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,612,340
Las Vegas Valley Water District , GO , 2020 D , Refunding , 5% , 6/01/25 ............
2,750,000 2,765,387
6,377,727
New Hampshire 0.1%
g
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% ,
10/20/41 ........................................................ 996,636 960,649
New Jersey 8.1%
County of Atlantic , GO , 2020 , 0.375% , 6/01/25 .............................
1,800,000 1,784,858
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,170,177
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
20,560,000 21,779,436
Jersey City Redevelopment Agency , Revenue , 2024 A , Refunding , 4.5% , 12/11/25 ..
3,500,000 3,533,141
New Jersey Economic Development Authority ,
c
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,362,875
f
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,734,193
State of New Jersey , Revenue , 2022 A , 5% , 11/01/25 ....................... 1,000,000 1,014,284
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2024 A ,
Refunding , 5% , 5/15/25 ............................................. 4,000,000 4,017,251
j
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 3.08%, 12/15/26 ....... 10,000,000 9,466,128
State of New Jersey , Revenue , 2006 C , BHAC Insured , 3.02%, 12/15/27 ........ 11,110,000 10,217,827
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 2,000,001
71,080,171
New Mexico 2.6%
f
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,054,631
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,220,977
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,067,523
f
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,710,799
23,053,930
New York 4.9%
City of New York , GO , 2015 C , Refunding , 5% , 8/01/25 .......................
2,000,000 2,003,346

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
$ 4,205,000 $ 4,289,228
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,043,340
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/26 ........................ 3,000,000 3,084,118
Future Tax Secured , Revenue , 2025 F-1 , Refunding , 5% , 11/01/33 ............. 2,000,000 2,305,697
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 715,660
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,974,724
f
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,998,235
f
New York State Housing Finance Agency , Revenue , 2022 A-2 , Mandatory Put ,
2.5% , 5/01/27 .................................................... 2,825,000 2,770,342
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,392,143
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 505,955
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,232,384
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... 895,000 894,657
43,209,829
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,008,386
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 867,712
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,110,192
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,588,552
6,574,842
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,405,550
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,756,170
City of Horace ,
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,752,235
GO , 2024 C , Refunding , 5% , 5/01/26 ................................... 385,000 392,247
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 413,297
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 495,096
7,214,595
Ohio 2.4%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,515,006
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,048,019
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2014 D , Refunding , 3.2% , 5/01/26 ... 3,500,000 3,491,995
f
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,595,934
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,706,841
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,018,402
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... 580,000 586,032
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 870,574
20,832,803

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 1.5%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... $ 850,000 $ 850,061
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,012,739
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,810,253
State of Oregon Housing & Community Services Department ,
f
Hollywood Hub LP , Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ............. 5,000,000 5,068,128
c
Union at Pacific Highway LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ......... 2,270,000 2,277,041
13,018,222
Pennsylvania 2.7%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 B-2 , Refunding , 3.6% , 6/01/29 ............................ 1,500,000 1,491,327
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36
1,000,000 1,107,519
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/25 ................................. 500,000 501,377
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 509,691
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 611,236
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,311,642
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 4,969,003
f
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,107,863
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,295,327
f
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,821,715
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 504,475
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 618,859
23,850,034
Rhode Island 0.1%
City of Providence , GO , 2021 A , Refunding , 5% , 1/15/26 ......................
500,000 508,011
South Carolina 1.5%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 320,000 309,619
f
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,793,259
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 699,829
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 554,864
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 537,237
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 599,713
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 746,873
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,320,998
i
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 806,786
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 1,500,000 1,496,661
12,865,839
Tennessee 3.6%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,540,627
f
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,545,764
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 353,710

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp., (continued)
f
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. $ 14,560,000 $ 15,135,761
31,575,862
Texas 3.9%
f
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 8,500,000 8,521,713
j
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
3.2%, 8/15/27 .................................................... 3,280,000 3,032,845
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 190,000 190,793
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,039,060
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,617,924
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 143,028
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 143,825
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 144,567
GO , 2024 , AGMC Insured , 5% , 9/01/29 ................................. 385,000 408,066
GO , 2024 , AGMC Insured , 5% , 9/01/33 ................................. 470,000 504,995
f
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,358,097
f
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,500,046
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 112,767
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 262,082
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 266,031
34,245,839
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 181,650
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,766,971
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 228,404
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 231,849
2,408,874
Washington 1.1%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,805,497
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,174,072
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,577,733
Vancouver Housing Authority ,
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,674,197
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,500,330
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,084,142
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 304,888
c
Washington State Housing Finance Commission , Seattle Academy of Arts & Sciences ,
Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 ............................ 410,000 425,707
9,546,566

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.1%
f
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... $ 1,000,000 $ 976,273
Wisconsin 1.2%
Public Finance Authority ,
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 149,293
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,550,000 2,668,137
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 285,225
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 300,918
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .. 5,000,000 5,301,248
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 345,145
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 360,544
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 840,000 840,556
10,251,066
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 559,822
U.S. Territories 0.8%
District of Columbia 0.7%
f
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,536,475
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 195,929
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 466,057
661,986
Total U.S. Territories .................................................................... 7,198,461
Total Municipal Bonds (Cost $ 774,792,125 ) .....................................
773,913,050
Total Long Term Investments (Cost $ 852,715,340 ) ...............................
849,396,245
a
a a a a
Short Term Investments 3.6%
Municipal Bonds 3.6%
California 1.9%
k
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-3 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.6% , 7/01/35 ....................................... 6,335,000 6,335,000
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.63% , 7/01/35 ...................................... 7,000,000 7,000,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.5% ,
7/01/57 ........................................................ 3,500,000 3,500,000
16,835,000
Maryland 0.7%
k
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.6% ,
11/01/37 ........................................................ 3,200,000 3,200,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Maryland (continued)
k
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 1.8% , 7/01/55 .............................................. $ 3,100,000 $ 3,100,000
6,300,000
New York 0.0%
†
k
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.75% , 1/01/34 100,000 100,000
Oregon 1.0%
k
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 1.45% , 8/01/34 ................................. 6,800,000 6,800,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 1.5% , 8/01/34 .................................. 2,000,000 2,000,000
8,800,000
Total Municipal Bonds (Cost $ 32,035,000 ) ......................................
32,035,000
Total Short Term Investments (Cost $ 32,035,000 ) ................................
32,035,000
a
Total Investments (Cost $ 884,750,340 ) 100.0% ..................................
$881,431,245
Other Assets, less Liabilities (0.0) %
†
...........................................
(570,540)
Net Assets 100.0% ...........................................................
$880,860,705
See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $56,442,957, representing 6.4% of net assets.
d
See Note 1(c) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
The maturity date shown represents the mandatory put date.
g
The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Security purchased on a when-issued basis. See Note 1(b).
j
The rate shown represents the yield at period end.
k
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.68 $10.40 $11.57 $11.91 $12.19
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.29 0.28 0.26 0.30
Net realized and unrealized gains (losses) ........... 0.01 0.28 (1.17) (0.34) (0.29)
Total from investment operations .................... 0.31 0.57 (0.89) (0.08) 0.01
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.28) (0.26) (0.29)
Net asset value, end of year ....................... $10.69 $10.68 $10.40 $11.57 $11.91
Total return
d
................................... 2.91% 5.55% (7.71)% (0.71)% 0.14%
Ratios to average net assets
Expenses
e
.................................... 0.90%
f
0.89% 0.88% 0.86% 0.85%
Net investment income ........................... 2.76% 2.76% 2.65% 2.20% 2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $74,081 $76,014 $76,312 $92,129 $77,256
Portfolio turnover rate ............................ 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.68 $10.40 $11.57 $11.91 $12.19
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.30 0.28 0.32
Net realized and unrealized gains (losses) ........... 0.01 0.28 (1.18) (0.34) (0.29)
Total from investment operations .................... 0.32 0.58 (0.88) (0.06) 0.03
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.29) (0.28) (0.31)
Net asset value, end of year ....................... $10.69 $10.68 $10.40 $11.57 $11.91
Total return
d
................................... 3.07% 5.71% (7.57)% (0.56)% 0.29%
Ratios to average net assets
Expenses
e
.................................... 0.75%
f
0.74% 0.73% 0.71% 0.71%
Net investment income ........................... 2.91% 2.91% 2.79% 2.36% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $152,912 $172,564 $189,496 $249,763 $274,232
Portfolio turnover rate ............................ 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.85 $10.56 $11.75 $12.09 $12.38
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.24 0.24 0.22 0.25
Net realized and unrealized gains (losses) ........... (—)
d
0.29 (1.20) (0.35) (0.29)
Total from investment operations .................... 0.25 0.53 (0.96) (0.13) (0.04)
Less distributions from:
Net investment income .......................... (0.25) (0.24) (0.23) (0.21) (0.25)
Net asset value, end of year ....................... $10.85 $10.85 $10.56 $11.75 $12.09
Total return
e
................................... 2.36% 5.14% (8.14)% (1.10)% (0.34)%
Ratios to average net assets
Expenses
f
..................................... 1.29%
g
1.28% 1.27% 1.25% 1.25%
Net investment income ........................... 2.31% 2.30% 2.19% 1.79% 2.08%
Supplemental data
Net assets, end of year (000’s) ..................... $9,589 $14,486 $19,610 $28,904 $45,512
Portfolio turnover rate ............................ 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.40 $11.57 $11.91 $12.20
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.32 0.31 0.30 0.33
Net realized and unrealized gains (losses) ........... (—)
d
0.29 (1.17) (0.34) (0.29)
Total from investment operations .................... 0.33 0.61 (0.86) (0.04) 0.04
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.31) (0.30) (0.33)
Net asset value, end of year ....................... $10.69 $10.69 $10.40 $11.57 $11.91
Total return .................................... 3.11% 5.95% (7.44)% (0.42)% 0.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.61% 0.59% 0.57% 0.58%
Expenses net of waiver and payments by affiliates
e
...... 0.61%
f
0.61% 0.59%
f
0.57%
f
0.56%
Net investment income ........................... 3.05% 3.04% 2.92% 2.49% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $12,203 $11,082 $10,366 $17,047 $13,813
Portfolio turnover rate ............................ 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.40 $11.57 $11.92 $12.20
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.31 0.31 0.29 0.33
Net realized and unrealized gains (losses) ........... (—)
d
0.29 (1.18) (0.35) (0.29)
Total from investment operations .................... 0.32 0.60 (0.87) (0.06) 0.04
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.30) (0.29) (0.32)
Net asset value, end of year ....................... $10.69 $10.69 $10.40 $11.57 $11.92
Total return .................................... 3.07% 5.91% (7.48)% (0.46)% 0.31%
Ratios to average net assets
Expenses
e
.................................... 0.65% 0.64% 0.63% 0.61% 0.61%
Net investment income ........................... 3.01% 3.01% 2.88% 2.46% 2.74%
Supplemental data
Net assets, end of year (000’s) ..................... $48,251 $46,388 $48,473 $72,069 $68,009
Portfolio turnover rate ............................ 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 900,000 $ 920,315
Total Corporate Bonds (Cost $ 900,000 ) ........................................
920,315
Municipal Bonds 97.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,137,215
Florida 2.4%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,308,791
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 532,072
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 2,950,000 2,400,940
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 2,030,000 1,847,300
7,089,103
Georgia 88.7%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC , Revenue , 2017 , Refunding , 4% ,
6/15/40 ........................................................ 5,000,000 4,975,279
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,907,922
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,337,559
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 354,951
Atlanta Development Authority (The) , Tuff Yamacraw LLC , Revenue , 2005 A ,
Refunding , AMBAC Insured , 5% , 1/01/26 ................................ 2,555,000 2,584,805
Auburn Urban Redevelopment Agency , City of Auburn , Revenue , 2020 , BAM Insured ,
4% , 10/01/50 ..................................................... 1,000,000 969,573
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ...
1,500,000 1,454,359
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,997,352
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,195,678
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,865,736
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2015 , 5% , 7/01/41 .......... 2,000,000 2,005,567
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,380,735
e
Tanner Medical Center Obligated Group , Revenue , 2025 , Refunding , 5% , 7/01/50 . 5,000,000 5,306,400
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 3,000,000 3,222,112
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 4,500,000 4,515,561
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,602,912
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,410,797
Water & Wastewater , Revenue , 2001 A , AGMC, NATL RE Insured , 5.5% , 11/01/27 . 3,145,000 3,284,326
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 5,000,000 5,126,869
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,502,563
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,106,127
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,101,108
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,089,299
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,454,156
City of Valdosta , Water & Sewer , Revenue , 2024 , AGMC Insured , 4% , 10/01/51 .....
3,000,000 2,948,404

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... $ 1,295,000 $ 1,455,275
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,371,215
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,183,863
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............
500,000 540,604
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,113,846
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,049,488
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 686,563
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 808,487
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,141,553
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 2,979,007
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,492,177
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 352,043
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 548,789
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,501,864
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 1,988,085
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,864,576
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,121,187
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,907,664
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,612,815
Tuff/Atlanta Housing LLC , Revenue , 2022 , Refunding , 5% , 9/01/32 ............. 1,350,000 1,501,284
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,835,479
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,671,505
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,334,175
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,865,096
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 4,080,113
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 994,079
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,045,895
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,014,893
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,132,117
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,633,553
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,654,995
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,166,894
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,143,963
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,445,000 4,005,284
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 1,145,000 1,112,809
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,153,718

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ $ 5,000,000 $ 4,923,953
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,095,384
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/25 ...................................... 2,500,000 2,527,223
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,243,427
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,135,525
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,081,090
b,d
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 6,000,000 5,967,218
d
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,253,641
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,107,606
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,136,830
d
Revenue , 2024 E , Mandatory Put , 5% , 12/01/32 ........................... 2,000,000 2,135,510
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,976,000
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AGMC Insured , 4% , 1/01/44 ............................ 5,000,000 4,917,585
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,642,306
Revenue , 2021 A , Refunding , 4% , 1/01/46 ............................... 330,000 309,258
Revenue , 2021 A , Refunding , 4% , 1/01/51 ............................... 425,000 384,219
Revenue , 2021 A , Refunding , 5% , 1/01/56 ............................... 750,000 757,502
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 2,000,000 2,138,205
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 540,567
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 538,257
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,007,106
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 5,091,521
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 5,500,000 5,826,938
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,629,660
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,062,577
Upper Oconee Basin Water Authority , Revenue , 2024 , 5% , 7/01/55 ..............
4,000,000 4,304,108
263,498,319
Illinois 1.1%
State of Illinois ,
GO , 2021 A , 5% , 3/01/32 ............................................ 250,000 274,282
GO , 2024 C , 4% , 10/01/38 ........................................... 3,000,000 2,990,402
3,264,684
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,272,677
New York 1.0%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 100,000 90,981
Revenue , 2020 D , 4% , 11/15/47 ....................................... 600,000 562,986
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,300,000 2,253,403
2,907,370
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 900,000 786,429
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 900,000 786,428

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 500,000 $ 422,051
1,994,908
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,212,203
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 773,888
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 749,501
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 2,300,000 1,455,312
2,204,813
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 560,000 561,846
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,490,453
3,052,299
Total U.S. Territories .................................................................... 3,052,299
Total Municipal Bonds (Cost $ 299,318,642 ) .....................................
288,407,479
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 92,253
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
92,253
Total Long Term Investments (Cost $ 300,218,642 ) ...............................
289,420,047
a
a a a a
a
Total Investments (Cost $ 300,218,642 ) 97.4% ...................................
$289,420,047
Other Assets, less Liabilities 2.6% .............................................
7,615,389
Net Assets 100.0% ...........................................................
$297,035,436

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $20,227,027, representing 6.8% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Non-income producing.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.84 $8.68 $10.05 $10.29 $10.46
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.40 0.38 0.36 0.40
Net realized and unrealized gains (losses) ........... 0.21 0.15 (1.40) (0.24) (0.19)
Total from investment operations .................... 0.61 0.55 (1.02) 0.12 0.21
Less distributions from:
Net investment income .......................... (0.39) (0.39) (0.35) (0.36) (0.38)
Net asset value, end of year ....................... $9.06 $8.84 $8.68 $10.05 $10.29
Total return
d
................................... 7.09% 6.59% (10.15)% 1.07% 2.15%
Ratios to average net assets
Expenses
e
.................................... 0.79%
f
0.83%
f
0.91% 0.80%
f
0.79%
Net investment income ........................... 4.49% 4.62% 4.20% 3.49% 3.97%
Supplemental data
Net assets , end of year (000’s) ..................... $1,600,757 $1,452,358 $1,390,633 $1,559,216 $1,177,730
Portfolio turnover rate ............................ 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.84 $8.67 $10.04 $10.28 $10.45
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.41 0.39 0.38 0.42
Net realized and unrealized gains (losses) ........... 0.20 0.17 (1.39) (0.24) (0.20)
Total from investment operations .................... 0.62 0.58 (1.00) 0.14 0.22
Less distributions from:
Net investment income .......................... (0.41) (0.41) (0.37) (0.38) (0.39)
Net asset value, end of year ....................... $9.05 $8.84 $8.67 $10.04 $10.28
Total return
d
................................... 7.13% 6.88% (10.02)% 1.22% 2.30%
Ratios to average net assets
Expenses
e
.................................... 0.64%
f
0.68%
f
0.75% 0.65%
f
0.65%
Net investment income ........................... 4.64% 4.77% 4.35% 3.65% 4.14%
Supplemental data
Net assets , end of year (000’s) ..................... $2,191,612 $2,349,443 $2,577,670 $3,518,033 $3,756,501
Portfolio turnover rate ............................ 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.02 $8.84 $10.24 $10.49 $10.66
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.36 0.34 0.32 0.36
Net realized and unrealized gains (losses) ........... 0.22 0.18 (1.42) (0.25) (0.19)
Total from investment operations .................... 0.58 0.54 (1.08) 0.07 0.17
Less distributions from:
Net investment income .......................... (0.36) (0.36) (0.32) (0.32) (0.34)
Net asset value, end of year ....................... $9.24 $9.02 $8.84 $10.24 $10.49
Total return
d
................................... 6.51% 6.15% (10.52)% 0.54% 1.71%
Ratios to average net assets
Expenses
e
.................................... 1.18%
f
1.21%
f
1.29% 1.19%
f
1.19%
Net investment income ........................... 3.99% 4.12% 3.71% 3.03% 3.53%
Supplemental data
Net assets , end of year (000’s) ..................... $116,587 $137,544 $175,131 $262,313 $359,050
Portfolio turnover rate ............................ 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $8.71 $10.09 $10.33 $10.50
Income from investment operations
b
:
Net investment income
c
......................... 0.43 0.42 0.40 0.40 0.43
Net realized and unrealized gains (losses) ........... 0.21 0.17 (1.40) (0.25) (0.19)
Total from investment operations .................... 0.64 0.59 (1.00) 0.15 0.24
Less distributions from:
Net investment income .......................... (0.42) (0.42) (0.38) (0.39) (0.41)
Net asset value, end of year ....................... $9.10 $8.88 $8.71 $10.09 $10.33
Total return .................................... 7.37% 6.99% (9.94)% 1.36% 2.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 0.53% 0.62% 0.51% 0.51%
Expenses net of waiver and payments by affiliates
d
...... 0.50%
e
0.53%
e
0.61% 0.51%
e
0.50%
Net investment income ........................... 4.76% 4.88% 4.48% 3.77% 4.25%
Supplemental data
Net assets , end of year (000’s) ..................... $205,197 $174,493 $181,286 $228,725 $157,328
Portfolio turnover rate ............................ 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $8.71 $10.08 $10.33 $10.50
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.42 0.40 0.39 0.43
Net realized and unrealized gains (losses) ........... 0.21 0.16 (1.39) (0.25) (0.20)
Total from investment operations .................... 0.63 0.58 (0.99) 0.14 0.23
Less distributions from:
Net investment income .......................... (0.42) (0.41) (0.38) (0.39) (0.40)
Net asset value, end of year ....................... $9.09 $8.88 $8.71 $10.08 $10.33
Total return .................................... 7.21% 6.95% (9.89)% 1.22% 2.39%
Ratios to average net assets
Expenses
d
.................................... 0.54%
e
0.57%
e
0.65% 0.55%
e
0.54%
Net investment income ........................... 4.72% 4.85% 4.42% 3.73% 4.22%
Supplemental data
Net assets , end of year (000’s) ..................... $828,084 $780,675 $846,496 $1,284,270 $1,229,100
Portfolio turnover rate ............................ 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $–) ...............................................
—
a
Management Investment Companies 4.0%
Capital Markets 4.0%
iShares National Muni Bond ETF ........................................ 400,000 43,072,000
Vanguard Tax-Exempt Bond Index ETF ................................... 3,000,000 151,980,000
195,052,000
Total Management Investment Companies (Cost $193,881,710) ...................
195,052,000
Principal
Amount
a a a a
Corporate Bonds 2.5%
Commercial Services & Supplies 0.4%
a,c
CalPlant I LLC ,
Senior Secured Note, 144A, 15%, 7/01/25 ............................... $ 5,795,000 5,795,000
d
21 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,920,000 249,600
d
21 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 7,205,000 936,650
d
22 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 3,975,000 516,750
d
22 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 345,000 44,850
d
22 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,610,000 2,610,000
d
22 X, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 3,910,000 3,910,000
d
23 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,380,000 1,380,000
d
23 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,225,000 1,225,000
d
23 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,955,000 1,955,000
d
23 D, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,700,000 1,700,000
d
23 E, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
93,710,000 88,949,532
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7%, 7/01/27 .............................. 15,000,000 15,076,914
Total Corporate Bonds (Cost $142,536,358) .....................................
126,264,296
e
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,d,f
Rialto Bioenergy Facility LLC, First Lien, CME Term Loan, B , PIK, 14.452% , 4/01/31 .
207,205 2,445
Total Senior Floating Rate Interests (Cost $206,263) .............................
2,445
Municipal Bonds 91.0%
Alabama 0.2%
g
Black Belt Energy Gas District , Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ... 1,000,000 1,083,155
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 750,000 753,553
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 292,290
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 572,490
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 2,090,000 1,876,789
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 2,400,000 2,128,256
c
Assessment Area, Special Assessment, 144A, 2024, 6.5%, 11/01/44 ........... 250,000 245,461
c
Assessment Area, Special Assessment, 144A, 2024, 6.75%, 11/01/53 .......... 540,000 527,392

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ $ 2,000,000 $ 1,979,304
9,458,690
Arizona 1.9%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... 3,141,519 2,534,866
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 6,901,624
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 5,000,000 5,429,342
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-1, 6.625%,
5/15/31 ........................................................ 4,000,000 4,041,323
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,227,732
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,267,102
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 11,984,998
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc., Revenue, 144A, 2023, 5.75%, 6/15/58 ...... 5,000,000 5,179,064
h
Georgetown Community Development Authority, Revenue, 144A, 2021 A, 0.6%,
10/01/56 ....................................................... 18,880,000 15,934,008
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,357,123
h
Georgetown Community Development Authority, Revenue, 144A, 2022 A, 0.644%,
10/01/56 ....................................................... 2,327,000 2,333,074
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 243,315
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,425,400
c
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 3,229,311
c
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 1,815,210
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,550,000 4,513,048
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 7,847,124
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 2,130,000 1,832,252
94,095,916
Arkansas 0.4%
Arkansas Development Finance Authority ,
c
Hybar LLC, Revenue, 144A, 2023 B, 7.375%, 7/01/48 ...................... 12,500,000 13,905,674
United States Steel Corp., Revenue, 2022, 5.45%, 9/01/52 ................... 3,000,000 3,115,644
United States Steel Corp., Revenue, 2023, 5.7%, 5/01/53 .................... 4,575,000 4,824,859
21,846,177
California 19.9%
h
Alvord Unified School District , GO , 2011 B , AGMC Insured , 4.53%, 8/01/41 ........ 30,750,000 14,848,056
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 477,077
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,665,215
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,701,549
c
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 5,800,000 5,006,478
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 15,105,000 14,536,837
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 12,095,000 11,062,532
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 16,500,000 13,458,286
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 19,890,000 17,098,142

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency, (continued)
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... $ 17,830,000 $ 14,253,748
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 33,000,000 17,210,025
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 4,045,037
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 20,000,000 18,904,812
c,g,i
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 23,600,000 23,953,323
c
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 17,480,964
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 5,000,000 4,997,964
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,331,098
c,d
California Pollution Control Financing Authority ,
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 330,750
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 135,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 135,000
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,625,400
California Statewide Communities Development Authority ,
Special Tax, 2023 C-1, 5%, 9/02/43 .................................... 3,965,000 4,104,866
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,306,168
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,764,629
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,247,607
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 8,990,430
c
CMFA Special Finance Agency ,
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 33,125,000 28,845,343
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,512,213
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 29,569,096
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 30,020,000 25,739,124
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 10,305,000 8,947,674
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,987,681
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 15,000,000 11,384,832
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 13,612,590
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,748,189
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,370,673
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 11,119,509
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 22,325,000 21,654,643
Waterscape Apartments, Revenue, 144A, 2021 B, 4%, 9/01/46 ................ 5,970,000 5,052,069
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,941,963
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 22,790,000 24,331,144
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,477,926
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 25,275,454
h
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, 3.33%,
8/01/28 ........................................................ 1,500,000 1,340,937
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, 3.39%,
8/01/30 ........................................................ 1,250,000 1,043,430
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, 3.45%,
8/01/31 ........................................................ 1,250,000 1,005,409
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, 7.297%,
8/01/34 ........................................................ 2,500,000 2,699,924

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
h
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, 3.67%, 6/01/32 ............................ $ 4,000,000 $ 3,072,149
Revenue, Senior Lien, 2013 B, 3.72%, 6/01/33 ............................ 5,500,000 4,056,443
Revenue, Senior Lien, 2013 B, 4.3%, 6/01/41 ............................. 5,000,000 2,502,026
Revenue, Senior Lien, 2013 B, 4.4%, 6/01/42 ............................. 7,000,000 3,303,424
h
San Diego Unified School District ,
GO, 2012 E, 5.191%, 7/01/42 ......................................... 44,565,000 36,499,550
GO, 2012 E, 7.211%, 7/01/47 ......................................... 33,305,000 26,722,380
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 46,791,500
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 47,009,725
h
Revenue, Junior Lien, ETM, 2.61%, 1/01/26 .............................. 110,000,000 107,627,630
h
Revenue, Junior Lien, ETM, 2.63%, 1/01/27 .............................. 125,100,000 119,225,354
h
San Mateo Foster City School District , GO , A , 7.804%, 8/01/42 ................. 40,000,000 43,523,780
h
San Mateo Union High School District , GO , 2011 A , 8.889%, 9/01/41 ............. 20,000,000 21,456,644
h
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 7.21%, 6/01/56 ... 60,000,000 6,561,984
982,683,405
Colorado 5.0%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,321,891
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,411,000 7,431,020
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 5,026,987
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,720,000 4,276,299
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,070,000 2,071,276
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 ..............
2,500,000 2,527,727
c
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,658,579
Bradburn Metropolitan District No. 2 , GO , 2018 A , Refunding , 5% , 12/01/47 ........
2,400,000 2,369,730
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 686,961
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 578,000 476,576
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 774,907
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,849,879
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,704,705
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 3,450,992
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 6,570,342
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,516,150
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,223,437
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,002,945
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,201,298
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... 7,500,000 7,524,316
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,579,000 6,730,094
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,457,000
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,159,018
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 963,721
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,247,376
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 987,539
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 545,949
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,072,110

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
$ 1,500,000 $ 1,332,209
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
7,000,000 6,398,893
c
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A-3, Pre-Refunded, 5.375%, 12/01/40 ...................... 645,000 672,272
GO, 144A, 2020 A-3, Pre-Refunded, 5.625%, 12/01/50 ...................... 1,900,000 1,982,652
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,862,879
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,413,861
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 7,095,313
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 529,820
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,804,000 1,874,346
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
750,000 807,329
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............
1,330,000 1,294,434
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,103,389
Public Authority for Colorado Energy ,
Revenue, 2008, 6.25%, 11/15/28 ...................................... 10,430,000 10,964,934
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 73,702,703
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 623,000 624,041
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,258,763
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,858,891 4,440,484
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,954,157
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 5,004,354
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,814,033
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,470,948
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 810,055
GO, 2016, Refunding, 5%, 12/01/46 .................................... 3,700,000 3,550,209
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 2,001,305
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 963,556
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,757,594
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,220,104
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
500,000 491,231
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,760,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A3-1, 5%, 12/01/42 ......................................... 3,705,000 3,492,913
GO, 2022 A3-1, 5%, 12/01/51 ......................................... 4,085,000 3,621,019
h
GO, 2022 A3-2, 1.094%, 12/01/51 ..................................... 5,130,000 4,172,288
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,882,722
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,879,878
248,033,512
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 990,058
c
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 7,534,008
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 9,000,000 8,999,764
c
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 1,000,000 929,379
c
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 5,695,000 5,024,963
23,478,172

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 18.1%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. $ 1,040,000 $ 1,072,660
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,585,000 1,633,395
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 405,000 394,195
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 696,627
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,649,951
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 .
645,000 659,597
Arbors Community Development District ,
2023 Project Area, Special Assessment, 2023, 4.5%, 5/01/30 ................. 630,000 639,365
2023 Project Area, Special Assessment, 2023, 5.4%, 5/01/43 ................. 1,705,000 1,777,206
2023 Project Area, Special Assessment, 2023, 5.625%, 5/01/53 ............... 2,235,000 2,332,312
c
2024 Project Area, Special Assessment, 144A, 2024, 5.15%, 5/01/44 ........... 630,000 639,343
c
2024 Project Area, Special Assessment, 144A, 2024, 5.5%, 5/01/55 ............ 815,000 829,662
Artisan Lakes East Community Development District ,
Assessment Area 2, Special Assessment, 2021-1, 2.75%, 5/01/31 ............. 250,000 232,205
Assessment Area 2, Special Assessment, 2021-1, 3.125%, 5/01/41 ............ 470,000 391,555
c
Assessment Area 2, Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........ 275,000 255,426
c
Assessment Area 2, Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....... 515,000 429,566
Astonia Community Development District ,
c
Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ...................... 540,000 524,288
c
Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ...................... 1,370,000 1,229,483
c
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 105,000 103,298
c
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 472,730
c
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 631,186
Assessment Area 3, Special Assessment, 2023, 5.125%, 6/15/43 .............. 410,000 420,283
Assessment Area 3, Special Assessment, 2023, 5.375%, 6/15/53 .............. 680,000 698,426
c
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 100,000 98,379
c
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 302,547
c
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 631,186
Aurora Oaks Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.35%, 5/01/44 ............... 665,000 662,260
Assessment Area 1, Special Assessment, 2024, 5.625%, 5/01/55 .............. 1,030,000 1,021,916
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 301,376
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 446,636
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 187,016
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 495,000 417,309
Avalon Park West Community Development District ,
c
2020 Project Area, Special Assessment, 144A, 2020, Refunding, 3.25%, 5/01/30 .. 215,000 207,616
c
2020 Project Area, Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 .. 580,000 530,618
c
2020 Project Area, Special Assessment, 144A, 2020, Refunding, 4%, 5/01/51 ..... 880,000 741,669
2022 Project Area, Special Assessment, 2022, 5.5%, 5/01/42 ................. 500,000 523,808
2022 Project Area, Special Assessment, 2022, 5.625%, 5/01/52 ............... 875,000 907,978
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,856,353
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 2,980,000 2,747,904
Assessment Area 3, Special Assessment, 2023, 5.375%, 5/01/43 .............. 3,030,000 3,099,760
Assessment Area 3, Special Assessment, 2023, 5.625%, 5/01/54 .............. 5,115,000 5,262,334
Parcel A-18, Special Assessment, 2024 A, 4.875%, 5/01/31 .................. 270,000 273,142
Parcel A-18, Special Assessment, 2024 A, 5.75%, 5/01/44 ................... 1,005,000 1,026,136
Parcel A-18, Special Assessment, 2024 A, 6%, 5/01/55 ..................... 1,625,000 1,658,215
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 158,718
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 345,092

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Babcock Ranch Community Independent Special District ,
c
Assessment Area, Special Assessment, 144A, 2024, 4.3%, 5/01/31 ............ $ 1,000,000 $ 1,004,554
c
Assessment Area, Special Assessment, 144A, 2024, 5.25%, 5/01/55 ........... 2,850,000 2,865,608
Assessment Area 2, Special Assessment, 2021, 2.875%, 5/01/31 .............. 465,000 430,474
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 241,586
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 744,073
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,367,573
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 20,000 19,946
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 240,220
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 369,636
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 785,251
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 645,000 633,758
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,229,059
Bannon Lakes Community Development District ,
c
Phase 2, Special Assessment, 144A, 2021, 3.5%, 5/01/41 ................... 700,000 615,794
Phase 3, Special Assessment, 2022, 3.3%, 5/01/32 ........................ 365,000 349,366
Phase 3, Special Assessment, 2022, 4%, 5/01/42 .......................... 1,370,000 1,253,611
Belmond Reserve Community Development District ,
2020 Project, Special Assessment, 2020, 4%, 5/01/40 ...................... 1,750,000 1,722,129
2020 Project, Special Assessment, 2020, 4%, 5/01/51 ...................... 2,000,000 1,770,058
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 314,117
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,305,604
Berry Bay Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.625%, 5/01/26 .............. 105,000 103,387
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 400,000 377,538
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 1,250,000 1,091,280
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 985,000 1,026,546
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,675,000 1,743,592
Berry Bay II Community Development District ,
Assessment Area 1, Special Assessment, 2024, 4.45%, 5/01/31 ............... 140,000 140,350
Assessment Area 1, Special Assessment, 2024, 5.2%, 5/01/44 ................ 145,000 145,272
Assessment Area 1, Special Assessment, 2024, 5.45%, 5/01/54 ............... 115,000 114,884
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 157,072
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 2,079,885
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 190,000 186,561
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 421,236
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 996,055
Bradbury Community Development District ,
Special Assessment, 2023, 4.375%, 5/01/30 ............................. 590,000 595,720
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 2,245,000 2,290,893
Bridgewalk Community Development District ,
Assessment Area 2, Special Assessment, 2023, 6.25%, 12/15/43 .............. 760,000 812,074
Assessment Area 2, Special Assessment, 2023, 6.5%, 12/15/53 ............... 700,000 748,172
Bridgewater North Community Development District ,
Assessments, Special Assessment, 2022, 3.125%, 5/01/27 .................. 125,000 122,932
Assessments, Special Assessment, 2022, 3.5%, 5/01/32 .................... 350,000 335,533
Brightwater Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.85%, 5/01/31 ............... 280,000 258,403
Assessment Area 1, Special Assessment, 2021, 3.15%, 5/01/41 ............... 700,000 569,101
c
Assessment Area 2, Special Assessment, 144A, 2024, 5.35%, 5/01/44 .......... 405,000 412,183
c
Assessment Area 2, Special Assessment, 144A, 2024, 5.625%, 5/01/55 ......... 525,000 533,796

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Brookstone Community Development District ,
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... $ 325,000 $ 332,515
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/42 ................ 1,000,000 1,035,322
Assessment Area 2, Special Assessment, 2022, 5.625%, 5/01/52 .............. 1,750,000 1,801,098
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 412,135
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 1,043,578
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,457,114
Special Assessment, 2024, 4.7%, 5/01/31 ............................... 560,000 564,165
Special Assessment, 2024, 5.6%, 5/01/44 ............................... 665,000 674,743
Special Assessment, 2024, 5.875%, 5/01/54 ............................. 1,500,000 1,519,848
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,188,133
Caldera Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5%, 5/01/44 ................. 725,000 729,143
Assessment Area 1, Special Assessment, 2024, 5.2%, 5/01/54 ................ 390,000 389,018
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,585,968
c
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 1,230,170
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 93,675
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 405,618
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 447,826
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 359,971
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 676,030
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 808,575
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 606,692
h
Educational Growth Fund LLC, Revenue, 144A, 2021 B, 6.27%, 7/01/31 ........ 8,585,000 5,838,677
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,517,179
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 7,505,413
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,520,893
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 32,029,335
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 690,000 652,786
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,324,848
c,h
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 17,300,000 14,080,089
Caymas Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.3%, 5/01/44 ................ 800,000 810,129
Assessment Area 1, Special Assessment, 2024, 5.625%, 5/01/54 .............. 690,000 698,242
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 98,176
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 226,428
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 506,111
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 740,757
Center Lake Ranch West Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/43 ............... 1,360,000 1,422,280
Assessment Area 1, Special Assessment, 2023, 6%, 5/01/54 ................. 2,325,000 2,437,171
Central Parc Community Development District ,
Special Assessment, 2024, 5.7%, 5/01/44 ............................... 500,000 506,215
Special Assessment, 2024, 6%, 5/01/54 ................................. 750,000 762,797
CFM Community Development District , Assessment Area , Special Assessment , 2021 ,
2.4% , 5/01/26 .................................................... 145,000 142,261
Chaparral Palm Bay Community Development District ,
Assessment Area 2, Special Assessment, 2024, 5.2%, 5/01/44 ................ 1,000,000 1,006,671

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Chaparral Palm Bay Community Development District, (continued)
Assessment Area 2, Special Assessment, 2024, 5.5%, 5/01/55 ................ $ 2,190,000 $ 2,206,939
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/40 ................... 1,220,000 1,176,567
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/50 ................... 1,985,000 1,766,273
Chapel Creek Community Development District ,
c
Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .............. 165,000 153,686
c
Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 .......... 555,000 467,892
Assessment Area, Special Assessment, 2024, 5.5%, 5/01/44 ................. 570,000 584,211
Assessment Area, Special Assessment, 2024, 5.75%, 5/01/54 ................ 1,055,000 1,076,247
c
Chapel Crossings Community Development District ,
Assessments, Special Assessment, 144A, 2020, 2.625%, 5/01/25 ............. 115,000 114,689
Assessments, Special Assessment, 144A, 2020, 3.2%, 5/01/30 ............... 645,000 613,248
Assessments, Special Assessment, 144A, 2020, 3.7%, 5/01/40 ............... 1,700,000 1,504,827
c
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 B , 5% , 10/01/36 .................................. 2,400,000 2,180,310
Coddington Community Development District ,
Assessments, Special Assessment, 2022, 5.75%, 5/01/42 ................... 615,000 650,474
Assessments, Special Assessment, 2022, 5.75%, 5/01/52 ................... 1,075,000 1,124,838
Connerton East Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.25%, 6/15/43 ............... 1,395,000 1,450,528
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 2,250,000 2,323,308
Copes Landing Community Development District ,
2023 Project Area, Special Assessment, 2023, 5.75%, 5/01/43 ................ 210,000 224,368
2023 Project Area, Special Assessment, 2023, 5.875%, 5/01/53 ............... 1,825,000 1,945,446
Coral Creek Community Development District ,
Special Assessment, 2024, 5.45%, 5/01/44 .............................. 2,160,000 2,213,973
Special Assessment, 2024, 5.75%, 5/01/54 .............................. 1,700,000 1,737,925
Coral Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.5%, 11/01/44 ............... 780,000 808,571
Assessment Area 1, Special Assessment, 2024, 5.75%, 11/01/53 .............. 1,000,000 1,031,488
Cordoba Ranch Community Development District ,
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/31 ............. 835,000 802,269
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/37 ............. 825,000 727,814
Cordova Palms Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 100,000 98,155
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 340,000 313,560
Special Assessment, 2021, 3%, 5/01/41 ................................. 1,005,000 807,134
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 285,000 303,642
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 415,000 440,435
Assessment Area 1, Special Assessment, 2022-2, 4.5%, 5/01/27 .............. 115,000 115,737
Assessment Area 1, Special Assessment, 2022-2, 5.1%, 5/01/32 .............. 340,000 353,451
Assessment Area 1, Special Assessment, 2022-2, 5.4%, 5/01/42 .............. 1,020,000 1,063,059
Assessment Area 1, Special Assessment, 2022-2, 5.6%, 5/01/53 .............. 2,005,000 2,090,190
Creekview Community Development District ,
Phase 1, Special Assessment, 2022, 4.25%, 5/01/32 ....................... 600,000 602,965
Phase 2, Special Assessment, 2024, 4.6%, 5/01/31 ........................ 865,000 869,219
Phase 2, Special Assessment, 2024, 5.375%, 5/01/44 ...................... 2,000,000 2,014,973
Phase 2, Special Assessment, 2024, 5.625%, 5/01/55 ...................... 2,260,000 2,274,190
Cresswind DeLand Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.375%, 5/01/44 .............. 700,000 706,039
Assessment Area 1, Special Assessment, 2024, 5.75%, 5/01/54 ............... 730,000 739,976
c
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 255,748
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 475,748
Cross Creek North Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,238,635

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cross Creek North Community Development District, (continued)
Special Assessment, 2023, 5.125%, 5/01/43 ............................. $ 990,000 $ 1,013,700
Special Assessment, 2023, 5.375%, 5/01/53 ............................. 1,255,000 1,287,113
Crossings Community Development District ,
Area 2, Special Assessment, 2024, 5.35%, 5/01/44 ........................ 595,000 599,236
Area 2, Special Assessment, 2024, 5.6%, 5/01/54 ......................... 535,000 538,270
Crosswinds East Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.5%, 5/01/44 ................ 1,220,000 1,252,209
Assessment Area 1, Special Assessment, 2024, 5.75%, 5/01/54 ............... 1,500,000 1,534,550
Assessment Area 2, Special Assessment, 2024, 4.5%, 5/01/31 ................ 195,000 195,487
Assessment Area 2, Special Assessment, 2024, 5.45%, 5/01/54 ............... 300,000 300,279
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 187,096
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 723,579
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 896,043
c
Curiosity Creek Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2024, 5.4%, 5/01/44 ........... 900,000 907,745
Assessment Area 1, Special Assessment, 144A, 2024, 5.7%, 5/01/55 ........... 1,475,000 1,485,867
c
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,872,115
Cypress Bay West Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,375,000 1,408,213
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 1,205,000 1,235,272
c
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 244,997
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 766,805
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,170,000 1,040,030
Cypress Park Estates Community Development District ,
Assessment Area, Special Assessment, 2022, 4.375%, 5/01/27 ............... 80,000 80,121
Assessment Area, Special Assessment, 2022, 4.75%, 5/01/32 ................ 350,000 356,110
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 295,000 281,681
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......... 1,170,000 1,063,492
c
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 1,210,000 1,019,795
Cypress Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 1,560,000 1,615,421
Assessment Area 1, Special Assessment, 2023, 5.875%, 5/01/53 .............. 1,335,000 1,383,569
Darby Community Development District ,
Assessments, Special Assessment, 2024 A-1, 5.625%, 5/01/44 ............... 1,290,000 1,333,817
Assessments, Special Assessment, 2024 A-1, 6%, 5/01/54 ................... 1,610,000 1,669,951
Assessments, Special Assessment, 2024 A-2, 5.875%, 5/01/35 ............... 900,000 934,246
Deerbrook Community Development District ,
Special Assessment, 2023, 4.375%, 5/01/30 ............................. 120,000 121,262
Special Assessment, 2023, 5.25%, 5/01/43 .............................. 680,000 697,346
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 1,250,000 1,284,760
Del Webb Oak Creek Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 1,435,000 1,459,285
Special Assessment, 2023, 5.25%, 5/01/53 .............................. 2,000,000 2,041,307
DG Farms Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 193,132
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 255,000 231,980
Dowden West Community Development District ,
Special Assessment, 2024, 5.25%, 5/01/44 .............................. 495,000 502,369
Special Assessment, 2024, 5.55%, 5/01/54 .............................. 855,000 866,792
DW Bayview Community Development District ,
c
Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 .......... 165,000 162,332
c
Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 .............. 430,000 412,696

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
DW Bayview Community Development District, (continued)
c
Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 .......... $ 1,160,000 $ 1,037,177
Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ................. 185,000 190,278
Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ............... 1,115,000 1,148,393
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 45,000 44,201
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 90,000 83,829
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 380,000 314,156
Assessment Area 2, Special Assessment, 2023, 6.25%, 5/01/43 ............... 375,000 400,656
Assessment Area 2, Special Assessment, 2023, 6.5%, 5/01/54 ................ 915,000 982,360
East Bonita Beach Road Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/32 ................. 255,000 243,651
Assessment Area 2, Special Assessment, 2021, 3.25%, 5/01/41 ............... 750,000 641,597
East Nassau Stewardship District ,
Assessments, Special Assessment, 2021, 2.4%, 5/01/26 .................... 125,000 122,639
Assessments, Special Assessment, 2021, 3%, 5/01/31 ...................... 500,000 464,942
Assessments, Special Assessment, 2021, 3.5%, 5/01/41 .................... 1,185,000 1,009,565
Wildlight Village Phase 3, Special Assessment, 2024, 5.25%, 5/01/44 ........... 1,500,000 1,505,943
Eden Hills Community Development District ,
Assessment Area, Special Assessment, 2020, 3.25%, 5/01/30 ................ 110,000 108,187
Assessment Area, Special Assessment, 2020, 4%, 5/01/40 ................... 300,000 291,925
Assessment Area, Special Assessment, 2022, 3.25%, 5/01/27 ................ 280,000 277,916
Assessment Area, Special Assessment, 2022, 3.625%, 5/01/32 ............... 610,000 597,975
Edgewater East Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 220,000 216,335
Assessment Area 1, Special Assessment, 2021, 3.1%, 5/01/31 ................ 700,000 661,210
Assessment Area 1, Special Assessment, 2021, 3.6%, 5/01/41 ................ 2,625,000 2,303,298
Assessment Area 2, Special Assessment, 2022, 3.375%, 5/01/32 .............. 1,975,000 1,886,486
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/42 ................. 3,985,000 3,659,668
Edgewater West Community Development District ,
Assessment Area 1, Special Assessment, 2024, 4.5%, 5/01/31 ................ 1,000,000 1,000,060
Assessment Area 1, Special Assessment, 2024, 5.25%, 5/01/44 ............... 2,000,000 1,989,315
Assessment Area 1, Special Assessment, 2024, 5.5%, 5/01/54 ................ 2,750,000 2,719,666
c
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 500,000 464,273
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 982,551
Entrada Community Development District ,
Special Assessment, 2023, 5.6%, 5/01/43 ............................... 500,000 527,178
c
Assessments, Special Assessment, 144A, 2021, 2.625%, 5/01/31 ............. 370,000 345,394
c
Assessments, Special Assessment, 144A, 2021, 3.125%, 5/01/41 ............. 935,000 808,955
Assessments, Special Assessment, 2024, 5.3%, 5/01/55 .................... 310,000 310,666
Epperson North Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 85,000 83,499
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 235,000 219,735
Assessment Area 2, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,200,000 1,028,412
Assessment Area 3, Special Assessment, 2021 A, 2.45%, 11/01/26 ............ 125,000 121,897
Assessment Area 3, Special Assessment, 2021 A, 3.1%, 11/01/31 ............. 400,000 372,791
Assessment Area 4, Special Assessment, 2024, 5.3%, 5/01/44 ................ 465,000 469,374
Assessment Area 4, Special Assessment, 2024, 5.6%, 5/01/55 ................ 500,000 504,448
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 90,000 89,867
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 490,000 474,989
c
Everlands Community Development District ,
Assessment Area 2 Phase 2, Special Assessment, 144A, 2024, 5.2%, 6/15/44 .... 750,000 756,837
Assessment Area 2 Phase 2, Special Assessment, 144A, 2024, 5.5%, 6/15/54 .... 1,000,000 1,007,559

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Everlands II Community Development District ,
Special Assessment, 2024, 5.2%, 6/15/44 ............................... $ 500,000 $ 503,025
Special Assessment, 2024, 5.45%, 6/15/54 .............................. 485,000 486,476
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 842,045
c
Florida Development Finance Corp. ,
g
AAF Operations Holdings LLC, Revenue, 144A, 2024, Refunding, Mandatory Put,
12%, 7/15/28 ................................................... 15,000,000 16,053,951
g
Brightline Florida Holdings LLC, Revenue, 144A, 2025 A, Mandatory Put, 8.25%,
8/13/25 ........................................................ 6,550,000 6,788,809
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 467,519
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 5,346,607
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 7,000,000 7,016,316
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 3,900,000 3,086,010
c
Forest Lake Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 350,000 341,651
Assessment Area 2, Special Assessment, 144A, 2022, 4.75%, 5/01/27 .......... 30,000 30,221
Assessment Area 2, Special Assessment, 144A, 2022, 5%, 5/01/32 ............ 75,000 77,471
Assessment Area 2, Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......... 310,000 322,811
Assessment Area 2, Special Assessment, 144A, 2022, 5.5%, 5/01/52 ........... 275,000 284,152
Grand Oaks Community Development District ,
Assessment Area 2, Special Assessment, 2020, 4.25%, 5/01/40 ............... 1,095,000 1,041,697
Assessment Area 2, Special Assessment, 2020, 4.5%, 5/01/52 ................ 3,500,000 3,206,667
Assessment Area 3, Special Assessment, 2021, 3.2%, 11/01/31 ............... 215,000 201,372
Assessment Area 3, Special Assessment, 2021, 3.5%, 11/01/41 ............... 555,000 467,776
Assessment Area 3, Special Assessment, 2021, 4%, 11/01/51 ................ 1,205,000 1,018,701
Grande Pines Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.75%, 5/01/41 ............... 710,000 621,732
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 750,000 637,879
Assessment Area 1, Special Assessment, 2024, 5.8%, 5/01/54 ................ 1,010,000 1,030,295
Greenbriar Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.65%, 5/01/45 ............... 1,000,000 1,017,175
Assessment Area 1, Special Assessment, 2025, 5.875%, 5/01/54 .............. 1,200,000 1,221,812
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 159,580
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 368,805
Hamilton Bluff Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.5%, 5/01/44 ................ 1,000,000 1,017,623
Assessment Area 1, Special Assessment, 2024, 5.8%, 5/01/54 ................ 1,250,000 1,268,833
Hammock Oaks Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/30 .............. 180,000 182,883
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 645,000 670,534
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,000,000 1,028,860
Assessment Area 2, Special Assessment, 2024, 5.85%, 5/01/44 ............... 750,000 767,866
Assessment Area 2, Special Assessment, 2024, 6.15%, 5/01/54 ............... 730,000 749,643
Hammock Reserve Community Development District ,
Assessment Area 1, Special Assessment, 2020, 4%, 5/01/40 ................. 540,000 513,838
Assessment Area 1, Special Assessment, 2020, 4%, 5/01/51 ................. 860,000 750,661
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 200,000 186,699
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 520,000 442,063
Assessment Area 3, Special Assessment, 2022, 4.4%, 5/01/32 ................ 445,000 452,422
Harmony on Lake Eloise Community Development District ,
Assessment Area 2, Special Assessment, 2025, 5.45%, 11/01/45 .............. 500,000 507,536

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Harmony on Lake Eloise Community Development District, (continued)
Assessment Area 2, Special Assessment, 2025, 5.65%, 11/01/54 .............. $ 1,250,000 $ 1,268,808
Harmony West Community Development District ,
Assessment Area 2, Special Assessment, 2023, 5%, 5/01/43 ................. 360,000 365,606
Assessment Area 2, Special Assessment, 2023, 5.3%, 5/01/53 ................ 305,000 311,286
Hawkstone Community Development District ,
Assessment Area 3, Special Assessment, 2021, 2.6%, 5/01/26 ................ 80,000 78,686
Assessment Area 3, Special Assessment, 2021, 3.2%, 5/01/31 ................ 440,000 416,380
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 1,120,000 965,004
Assessment Area 4, Special Assessment, 2023, 4.375%, 5/01/30 .............. 255,000 257,338
Hawthorne Mill North Community Development District ,
Assessment Area 2, Special Assessment, 2024, 5.2%, 5/01/44 ................ 1,000,000 1,005,656
Assessment Area 2, Special Assessment, 2024, 5.5%, 5/01/54 ................ 1,400,000 1,408,600
Hickory Tree Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.15%, 5/01/44 ............... 890,000 891,677
Assessment Area 1, Special Assessment, 2024, 5.45%, 5/01/55 ............... 365,000 365,268
Highland Trails Community Development District ,
Assessments, Special Assessment, 2024, 5.5%, 5/01/44 .................... 780,000 794,882
Assessments, Special Assessment, 2024, 5.85%, 5/01/54 ................... 785,000 801,869
c
Hillcrest Preserve Community Development District ,
Special Assessment, 144A, 2024, 5%, 5/01/44 ............................ 750,000 739,575
Special Assessment, 144A, 2024, 5.3%, 5/01/54 .......................... 1,000,000 985,838
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1, Special Assessment, 2024, 5.55%, 5/01/44 ..... 525,000 551,724
North Parcel Assessment Area 1, Special Assessment, 2024, 5.875%, 5/01/54 .... 725,000 771,311
c
South Parcel Assessment Area, Special Assessment, 144A, 2020, 4%, 5/01/40 ... 1,125,000 1,045,773
South Parcel Assessment Area Phase 2, Special Assessment, 2021, 2.375%,
5/01/26 ........................................................ 50,000 49,097
South Parcel Assessment Area Phase 2, Special Assessment, 2021, 2.8%, 5/01/31 250,000 231,587
South Parcel Assessment Area Phase 2, Special Assessment, 2021, 3.2%, 5/01/41 500,000 413,242
Hilltop Point Community Development District ,
Assessment Area 1, Special Assessment, 2022-1, 5.375%, 5/01/52 ............ 700,000 710,064
Assessment Area 2, Special Assessment, 2022-2, 5.6%, 5/01/53 .............. 745,000 761,748
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,106,256
Holly Hill Road East Community Development District ,
Assessment Area 3, Special Assessment, 2020, 4.5%, 11/01/31 ............... 165,000 174,983
Assessment Area 3, Special Assessment, 2020, 5%, 11/01/41 ................ 350,000 373,922
Assessment Area 3, Special Assessment, 2020, 5%, 11/01/50 ................ 520,000 541,854
Hyde Park Community Development District No. 1 ,
Assessments, Special Assessment, 2024 A, 5.35%, 5/01/44 .................. 420,000 423,780
Assessments, Special Assessment, 2024 A, 5.625%, 5/01/55 ................. 280,000 282,287
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 395,000 395,757
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,577,345
Phase A1 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ......... 125,000 122,386
Phase A1 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ......... 240,000 223,389
Phase A1 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ....... 855,000 698,620
Phase A1 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 ........... 1,375,000 1,189,947
Island Lake Estates Community Development District ,
Special Assessment, 2023, 5.75%, 12/15/43 ............................. 1,240,000 1,310,387
Special Assessment, 2023, 6%, 12/15/53 ................................ 1,430,000 1,504,564
Juniper Cove Community Development District ,
Assessments, Special Assessment, 2025, 5.45%, 5/01/45 ................... 515,000 524,339
Assessments, Special Assessment, 2025, 5.7%, 5/01/55 .................... 1,070,000 1,089,814

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kelly Park Community Development District ,
Assessment Area 1, Special Assessment, 2023, 6%, 11/01/43 ................ $ 665,000 $ 697,094
Assessment Area 1, Special Assessment, 2023, 6.25%, 11/01/53 .............. 890,000 931,200
Assessment Area 2, Special Assessment, 2025, 4.375%, 5/01/32 .............. 150,000 151,122
Assessment Area 2, Special Assessment, 2025, 5.5%, 5/01/55 ................ 750,000 755,801
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 364,538
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 491,675
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 221,442
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 432,596
Special Assessment, 2023, 5.875%, 5/01/54 ............................. 1,100,000 1,149,047
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 367,006
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 764,812
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,071,486
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 40,000 39,407
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 243,039
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 696,466
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,905,000 1,907,678
Lake Deer Community Development District ,
Assessment Area, Special Assessment, 2022, 5%, 5/01/32 ................... 220,000 222,796
Assessment Area, Special Assessment, 2022, 5.5%, 5/01/42 ................. 740,000 761,934
Assessment Area, Special Assessment, 2022, 5.625%, 5/01/53 ............... 1,330,000 1,360,085
c
Lake Emma Community Development District ,
Assessment Area 2, Special Assessment, 144A, 2023, 5.25%, 5/01/43 .......... 1,235,000 1,270,693
Assessment Area 2, Special Assessment, 144A, 2023, 5.5%, 5/01/53 ........... 810,000 838,543
Lake Harris Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 595,000 616,759
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 585,000 606,499
Lake Hideaway Community Development District ,
Assessment Area 1, Special Assessment, 2024, 4.75%, 5/01/31 ............... 595,000 598,861
Assessment Area 1, Special Assessment, 2024, 5.65%, 5/01/44 ............... 1,450,000 1,468,065
Assessment Area 1, Special Assessment, 2024, 5.9%, 5/01/54 ................ 2,555,000 2,575,177
Lake Mattie Preserve Community Development District ,
Special Assessment, 2024, 5.5%, 5/01/44 ............................... 2,065,000 2,092,400
Special Assessment, 2024, 5.85%, 5/01/54 .............................. 1,750,000 1,777,556
j
Phase 2, Special Assessment, 2025, 5.45%, 5/01/45 ....................... 975,000 974,911
j
Phase 2, Special Assessment, 2025, 5.65%, 5/01/55 ....................... 1,075,000 1,075,399
Lakes at Bella Lago Community Development District ,
Assessment Area 1, Special Assessment, 2023-1, 5.75%, 5/01/43 ............. 805,000 836,980
Assessment Area 1, Special Assessment, 2023-1, 6%, 5/01/53 ................ 1,895,000 1,973,094
Assessment Area 2, Special Assessment, 2023-2, 5.75%, 5/01/43 ............. 1,000,000 1,039,727
Assessment Area 2, Special Assessment, 2023-2, 6%, 5/01/54 ................ 2,395,000 2,494,017
Lakes of Sarasota Community Development District ,
Assessment Area 1, Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............. 135,000 129,631
Assessment Area 1, Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............. 285,000 259,382
Assessment Area 1, Special Assessment, 2021 A-2, 3.875%, 5/01/31 ........... 100,000 99,334
Assessment Area 2, Special Assessment, 2021 B-1, 3.625%, 5/01/31 ........... 125,000 122,343
Assessment Area 2, Special Assessment, 2021 B-1, 4.125%, 5/01/41 ........... 200,000 187,077
Assessments, Special Assessment, 2024 A, 5.6%, 5/01/55 ................... 280,000 281,389
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 768,754
Lakeside Preserve Community Development District ,
Special Assessment, 2023, 6%, 5/01/43 ................................. 735,000 777,005
Special Assessment, 2023, 6.375%, 5/01/54 ............................. 1,250,000 1,329,955

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ $ 125,000 $ 118,420
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 281,076
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 910,000 949,114
Lakewood Ranch Stewardship District ,
Assessment Azario, Special Assessment, 2020 A, 3.75%, 5/01/40 ............. 525,000 494,057
Assessment Azario, Special Assessment, 2020 A, 3.9%, 5/01/50 .............. 770,000 667,811
c
Assessment Lorraine Lakes, Special Assessment, 144A, 2020, 3.125%, 5/01/30 .. 250,000 239,407
c
Assessment Lorraine Lakes, Special Assessment, 144A, 2020, 3.625%, 5/01/40 .. 1,075,000 976,573
c
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 3.2%, 5/01/30 .......................................... 440,000 422,878
c
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 3.75%, 5/01/40 ......................................... 2,100,000 1,938,605
Assessment Northeast Sector Project Phase 2C, Special Assessment, 2020, 3%,
5/01/30 ........................................................ 470,000 446,319
Assessment Northeast Sector Project Phase 2C, Special Assessment, 2020, 3.5%,
5/01/40 ........................................................ 750,000 663,475
Assessment Star Farms Phase 1/2, Special Assessment, 2021, 2.3%, 5/01/26 .... 95,000 93,236
Assessment Star Farms Phase 1/2, Special Assessment, 2021, 2.7%, 5/01/31 .... 105,000 96,540
Assessment Star Farms Phase 1/2, Special Assessment, 2021, 3%, 5/01/41 ..... 430,000 352,150
Assessments, Special Assessment, 2023, 6.125%, 5/01/43 .................. 1,500,000 1,607,003
Assessments, Special Assessment, 2023, 6.3%, 5/01/54 .................... 5,000,000 5,325,170
Assessments, Special Assessment, 2024, 5.5%, 5/01/55 .................... 765,000 771,562
Langley South Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.125%, 5/01/44 .............. 1,750,000 1,763,799
Assessment Area 1, Special Assessment, 2024, 5.4%, 5/01/55 ................ 3,650,000 3,678,378
Laurel Road Community Development District ,
Assessments, Special Assessment, 2021 A-1, 2.6%, 5/01/26 ................. 195,000 191,494
Assessments, Special Assessment, 2021 A-1, 3%, 5/01/31 ................... 350,000 322,951
Assessments, Special Assessment, 2021 A-1, 3.25% , 5/01/41 ................ 1,195,000 995,530
Assessments, Special Assessment, 2021 A-1, 4%, 5/01/52 ................... 1,445,000 1,204,945
Assessments, Special Assessment, 2021 A-2, 3.125%, 5/01/31 ............... 1,480,000 1,374,737
Lawson Dunes Community Development District ,
Assessment Area, Special Assessment, 2022, 4.375%, 5/01/27 ............... 125,000 125,391
Assessment Area, Special Assessment, 2022, 4.75%, 5/01/32 ................ 510,000 520,824
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 2,000,000 2,011,868
Leomas Landing Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 110,000 107,958
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 310,000 293,392
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 100,000 94,906
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 795,000 684,190
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 265,000 229,437
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 530,000 439,923
c,g,h
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 8,000,000 7,280,000
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,482,301
Longleaf Community Development District ,
c
Neighborhood 4 Assessment Area 1, Special Assessment, 144A, 2024, 5.4%,
5/01/44 ........................................................ 850,000 875,057
c
Neighborhood 4 Assessment Area 1, Special Assessment, 144A, 2024, 5.75%,
5/01/54 ........................................................ 1,160,000 1,195,160
Neighborhood 4 Assessment Area 2, Special Assessment, 2024 A, 5.2%, 5/01/44 .. 750,000 744,188
Neighborhood 4 Assessment Area 2, Special Assessment, 2024 A, 5.45%, 5/01/55 . 815,000 804,351
LT Ranch Community Development District ,
Phase I Assessment Area, Special Assessment, 2022-1, 5.3%, 5/01/32 ......... 120,000 125,296

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
LT Ranch Community Development District, (continued)
Phase I Assessment Area, Special Assessment, 2022-1, 5.75%, 5/01/42 ........ $ 380,000 $ 400,976
Phase I Assessment Area, Special Assessment, 2022-1, 5.9%, 5/01/53 ......... 500,000 527,126
Phase IIA Assessment Area, Special Assessment, 2022-2, 5%, 5/01/32 ......... 1,245,000 1,296,114
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.5%, 5/01/42 ........ 2,500,000 2,602,083
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.7%, 5/01/53 ........ 5,790,000 6,038,662
LTC Ranch West Residential Community Development District ,
Assessment Area, Special Assessment, 2021 B, 3.25%, 5/01/31 ............... 1,320,000 1,238,994
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 654,166
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 1,050,492
Assessment Area 2, Special Assessment, 2024 AA-2, 5.7%, 5/01/44 ........... 300,000 305,889
Assessment Area 2, Special Assessment, 2024 AA-2, 6%, 5/01/54 ............. 305,000 310,043
Assessment Area 3, Special Assessment, 2024 AA-3, 5.75%, 5/01/44 ........... 1,250,000 1,275,386
Assessment Area 3, Special Assessment, 2024 AA-3, 6.05%, 5/01/54 ........... 1,375,000 1,406,248
Magnolia Island Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.55%, 5/01/45 ............... 500,000 507,454
Assessment Area 1, Special Assessment, 2025, 5.75%, 5/01/55 ............... 1,000,000 1,014,585
c
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 255,728
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 679,182
Malabar Springs Community Development District ,
Assessment Area 1, Special Assessment, 2024, 4.5%, 5/01/31 ................ 440,000 440,691
Assessment Area 1, Special Assessment, 2024, 5.2%, 5/01/44 ................ 455,000 455,169
Assessment Area 1, Special Assessment, 2024, 5.5%, 5/01/54 ................ 925,000 924,067
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,030,000 1,222,756
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 343,858
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 695,000 710,153
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,475,000 1,476,785
Meadow View at Twin Creeks Community Development District ,
Phase 3B, Special Assessment, 2021, 2.4%, 5/01/26 ....................... 115,000 112,840
Phase 3B, Special Assessment, 2021, 3%, 5/01/31 ........................ 205,000 190,732
Phase 3B, Special Assessment, 2021, 3.25%, 5/01/41 ...................... 790,000 647,951
Phase 3B, Special Assessment, 2021, 3.75%, 5/01/52 ...................... 625,000 501,554
Phase 4, Special Assessment, 2021, 3%, 5/01/31 .......................... 225,000 209,340
Phase 4, Special Assessment, 2021, 3.25%, 5/01/41 ....................... 1,155,000 947,321
Merrick Square Community Development District ,
Special Assessment, 2023, 4.5%, 5/01/30 ............................... 205,000 208,033
Special Assessment, 2023, 5.4%, 5/01/43 ............................... 725,000 753,219
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 1,000,000 1,043,540
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,220,000 3,419,876
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 400,000 374,968
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 205,000 201,335
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 645,000 596,164
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,080,000 1,793,176
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 210,000 218,340
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 660,000 688,471
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 1,200,000 1,245,599
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 180,000 177,359
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 478,342

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
New Port Tampa Bay Community Development District, (continued)
Special Assessment, 2021, 3.875%, 5/01/41 ............................. $ 1,250,000 $ 1,110,650
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... 2,000,000 2,002,380
c
Normandy Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2024, 4.625%, 5/01/31 ......... 805,000 804,433
Assessment Area 1, Special Assessment, 144A, 2024, 5.3%, 5/01/44 ........... 1,000,000 992,309
Assessment Area 1, Special Assessment, 144A, 2024, 5.55%, 5/01/54 .......... 1,380,000 1,360,965
North AR-1 Pasco Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.625%, 5/01/26 .............. 70,000 68,862
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 275,000 258,272
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 115,000 113,131
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 170,000 160,800
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 490,000 420,680
Assessment Area 3, Special Assessment, 2023, 5.75%, 5/01/43 ............... 725,000 751,846
Assessment Area 3, Special Assessment, 2023, 6%, 5/01/54 ................. 1,065,000 1,104,757
Assessment Area 4, Special Assessment, 2024, 4.625%, 5/01/31 .............. 220,000 222,071
Assessment Area 4, Special Assessment, 2024, 5.45%, 5/01/44 ............... 865,000 880,279
Assessment Area 4, Special Assessment, 2024, 5.75%, 5/01/54 ............... 915,000 928,817
Assessment Area 5, Special Assessment, 2024 A, 4.875%, 5/01/31 ............ 575,000 581,313
Assessment Area 5, Special Assessment, 2024 A, 5.75%, 5/01/44 ............. 1,475,000 1,508,155
Assessment Area 5, Special Assessment, 2024 A, 6%, 5/01/54 ................ 1,580,000 1,620,525
North Loop Community Development District ,
Special Assessment, 2023, 6.375%, 5/01/43 ............................. 525,000 568,406
Special Assessment, 2023, 6.625%, 5/01/54 ............................. 1,000,000 1,086,285
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 110,000 107,234
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 465,600
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 468,135
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 897,188
c
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 200,000 206,918
c
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 1,395,000 1,449,277
North River Ranch Community Development District ,
Assessments, Special Assessment, 2020 A-1, 3%, 5/01/25 ................... 155,000 154,748
Assessments, Special Assessment, 2020 A-1, 3.5%, 5/01/30 ................. 855,000 829,688
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/40 ................... 1,150,000 1,080,956
Assessments, Special Assessment, 2020 A-2, 4.2%, 5/01/35 ................. 315,000 312,853
North River Ranch Improvement Stewardship District ,
Assessments, Special Assessment, 2023 A, 6.7%, 5/01/55 ................... 1,500,000 1,620,297
Assessments, Special Assessment, 2023 A-1, 6%, 5/01/54 ................... 4,945,000 5,090,191
Orange Blossom Groves Community Development District ,
Special Assessment, 2023, 4.25%, 6/15/30 .............................. 425,000 431,334
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,100,000 1,143,785
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 1,375,000 1,419,799
c
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 166,450
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 306,621
Palermo Community Development District ,
Special Assessment, 2023, 5%, 6/15/43 ................................. 1,945,000 1,978,631
Special Assessment, 2023, 5.25%, 6/15/53 .............................. 1,500,000 1,529,064
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 C, Refunding, 7.5%,
5/15/53 ........................................................ 2,035,000 2,302,474
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 C, Refunding,
7.625%, 5/15/58 ................................................. 1,620,000 1,837,284

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Coast Park Community Development District ,
Special Assessment, 2023, 5.6%, 5/01/53 ............................... $ 1,000,000 $ 1,029,037
Sawmill Branch - Phase 7, Special Assessment, 2024, 5%, 5/01/44 ............ 1,000,000 994,557
Sawmill Branch - Phase 7, Special Assessment, 2024, 5.3%, 5/01/55 ........... 670,000 667,043
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 320,993
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 588,613
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 632,437
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 477,359
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 555,000 563,168
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,544,769
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 849,519
Parrish Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.4%, 5/01/53 ................ 1,110,000 1,123,174
Assessment Area 2, Special Assessment, 2023 A, 5.375%, 5/01/43 ............ 1,080,000 1,103,415
Assessment Area 2, Special Assessment, 2023 A, 5.625%, 5/01/53 ............ 1,535,000 1,571,832
Assessment Area 3, Special Assessment, 2024, 5.5%, 5/01/44 ................ 1,635,000 1,649,002
Assessment Area 3, Special Assessment, 2024, 5.8%, 5/01/54 ................ 710,000 715,343
Parrish Lakes II Community Development District ,
Assessment Area 1, Special Assessment, 2024, 4.25%, 5/01/31 ............... 1,330,000 1,330,461
Assessment Area 1, Special Assessment, 2024, 5.125%, 5/01/44 .............. 2,500,000 2,482,015
Assessment Area 1, Special Assessment, 2024, 5.45%, 5/01/54 ............... 5,220,000 5,184,563
Parrish Plantation Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 135,000 132,826
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 235,000 222,540
Assessment Area 1, Special Assessment, 2021, 3.5%, 5/01/41 ................ 790,000 680,255
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 120,000 123,058
Assessment Area 2, Special Assessment, 2022, 5.375%, 5/01/42 .............. 445,000 460,108
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/52 ................ 710,000 731,902
Assessment Area 3, Special Assessment, 2024, 4.875%, 5/01/31 .............. 300,000 304,680
Assessment Area 3, Special Assessment, 2024, 5.8%, 5/01/44 ................ 500,000 519,975
Assessment Area 3, Special Assessment, 2024, 6.05%, 5/01/54 ............... 1,330,000 1,385,236
Assessment Area 4, Special Assessment, 2024, 5.625%, 5/01/44 .............. 250,000 258,307
Assessment Area 4, Special Assessment, 2024, 5.875%, 5/01/54 .............. 375,000 388,355
Pasadena Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.05%, 5/01/44 ............... 750,000 752,666
Assessment Area 1, Special Assessment, 2024, 5.375%, 5/01/55 .............. 1,100,000 1,103,840
Peace Creek Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,450,000 1,487,366
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,615,000 1,656,556
Peace Creek Village Community Development District ,
Special Assessment, 2024, 5.5%, 5/01/44 ............................... 1,115,000 1,141,981
Special Assessment, 2024, 5.75%, 5/01/54 .............................. 910,000 926,358
Peace Crossing Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5%, 5/01/31 ................. 500,000 500,463
Assessment Area 1, Special Assessment, 2024, 5.7%, 5/01/44 ................ 2,825,000 2,816,897
Assessment Area 1, Special Assessment, 2024, 6%, 5/01/54 ................. 4,000,000 3,996,098
c
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 45,000 44,039
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 216,529
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 878,691
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 1,087,166

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... $ 700,000 $ 679,952
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.45%, 5/01/44 ............... 135,000 138,373
Assessment Area 1, Special Assessment, 2024, 5.75%, 5/01/54 ............... 1,000,000 1,022,309
Preserve at South Branch Community Development District ,
Phase 3, Special Assessment, 2021, 3%, 5/01/31 .......................... 150,000 145,085
Phase 3, Special Assessment, 2021, 3.5%, 5/01/41 ........................ 750,000 693,009
Prosperity Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.875%, 12/15/43 ............. 355,000 380,896
Assessment Area 1, Special Assessment, 2023, 6.125%, 12/15/53 ............. 995,000 1,075,167
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 80,000 77,851
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 185,576
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 975,000 797,113
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,345,000 2,058,983
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 756,415
Reserve at Van Oaks Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 285,000 293,571
Special Assessment, 2023, 5.375%, 5/01/53 ............................. 965,000 992,951
Reunion East Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 210,000 206,406
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 400,000 370,997
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 1,455,000 1,228,141
Rhodine Road North Community Development District ,
Assessment Area, Special Assessment, 2022, 2.6%, 5/01/27 ................. 80,000 78,236
Assessment Area, Special Assessment, 2022, 3%, 5/01/32 ................... 190,000 180,737
Assessment Area, Special Assessment, 2022, 3.3%, 5/01/42 ................. 490,000 414,545
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,221,553
Parcel 2, Special Assessment, 2023, 5.5%, 5/01/43 ........................ 310,000 323,075
Parcel 2, Special Assessment, 2023, 5.75%, 5/01/53 ....................... 545,000 565,479
River Glen Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 350,000 327,266
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 1,000,000 854,194
River Hall Community Development District ,
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ....... 895,000 836,401
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ....... 890,000 775,003
Assessment Area 3, Special Assessment, 2020 A, 3.625%, 5/01/40 ............ 1,030,000 903,481
Assessment Area 4, Special Assessment, 2023 A, 6.25%, 5/01/43 ............. 500,000 536,836
Assessment Area 4, Special Assessment, 2023 A, 6.5%, 5/01/54 .............. 1,300,000 1,395,703
c
Assessment Area 5, Special Assessment, 144A, 2024, 5.625%, 5/01/55 ......... 335,000 337,602
River Landing Community Development District ,
Assessments, Special Assessment, 2020 A, 3%, 5/01/25 .................... 100,000 99,816
Assessments, Special Assessment, 2020 A, 3.6%, 5/01/30 ................... 475,000 459,904
Assessments, Special Assessment, 2020 A, 4.125%, 5/01/40 ................. 850,000 798,076
Assessments, Special Assessment, 2020 A, 4.35%, 5/01/51 .................. 1,100,000 989,725
Assessments, Special Assessment, 2023 A, 5.5%, 5/01/43 ................... 750,000 784,204
Assessments, Special Assessment, 2023 A, 5.75%, 5/01/53 .................. 1,000,000 1,051,157
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 810,000 802,184
d
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 186,492

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rivers Edge III Community Development District ,
c
Assessments, Special Assessment, 144A, 2021, 3%, 5/01/31 ................. $ 295,000 $ 275,076
c
Assessments, Special Assessment, 144A, 2021, 3.5%, 5/01/41 ............... 775,000 657,926
Assessments, Special Assessment, 2024, 5.95%, 5/01/55 ................... 1,920,000 1,963,464
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,685,000 1,505,614
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 411,409
Rolling Hills Community Development District ,
Assessment Area, Special Assessment, 2022 A-1, 4%, 5/01/52 ............... 945,000 796,543
Assessment Area, Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 .... 700,000 669,554
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,592,528
Rookery Community Development District ,
Assessment Area 1, Special Assessment, 2024, 4.25%, 5/01/31 ............... 300,000 300,013
Assessment Area 1, Special Assessment, 2024, 5%, 5/01/44 ................. 775,000 766,092
Assessment Area 1, Special Assessment, 2024, 5.35%, 5/01/55 ............... 495,000 490,637
Rustic Oaks Community Development District , Assessments , Special Assessment ,
2022 , 3.2% , 5/01/32 ................................................ 1,000,000 932,014
Rye Crossing Community Development District ,
Assessment Area 2, Special Assessment, 2024, 4.2%, 5/01/31 ................ 310,000 310,013
Assessment Area 2, Special Assessment, 2024, 5%, 5/01/44 ................. 630,000 626,571
Rye Ranch Community Development District ,
Pod A Assessment Area 1, Special Assessment, 2023, 6.5%, 5/01/43 ........... 1,000,000 1,090,164
Pod A Assessment Area 1, Special Assessment, 2023, 6.625%, 5/01/54 ......... 1,600,000 1,732,049
c
Pod B Assessment Area 1, Special Assessment, 144A, 2023, 5.75%, 11/01/43 .... 710,000 736,559
c
Pod B Assessment Area 1, Special Assessment, 144A, 2023, 6%, 11/01/53 ...... 215,000 224,149
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3%, 6/15/30 ................. 250,000 240,260
Assessment Area 1, Special Assessment, 2020, 4%, 6/15/40 ................. 610,000 584,582
Assessment Area 2, Special Assessment, 2022, 3.1%, 12/15/32 ............... 300,000 283,732
Assessment Area 2, Special Assessment, 2022, 3.35%, 12/15/41 .............. 485,000 413,626
Saltleaf Community Development District ,
Assessments, Special Assessment, 2024, 4.75%, 5/01/31 ................... 450,000 453,639
Assessments, Special Assessment, 2024, 5.625%, 5/01/44 .................. 1,565,000 1,588,466
Assessments, Special Assessment, 2024, 6%, 5/01/56 ...................... 3,000,000 3,072,064
Sanctuary Cove Community Development District ,
Assessment Area, Special Assessment, 2021, 2.625%, 5/01/31 ............... 190,000 177,464
Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ............... 400,000 335,270
Assessment Area, Special Assessment, 2021, 4%, 5/01/52 ................... 770,000 683,286
Sandmine Road Community Development District ,
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 293,858
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 995,703
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,764,080
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 105,000 102,736
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 433,501
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 1,044,543
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 165,000 163,259
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 736,982
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 730,000 677,993
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 648,494
Special Assessment, 2024, 5.8%, 5/01/54 ............................... 1,000,000 1,025,154
Sarasota National Community Development District ,
Assessments, Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ........... 1,490,000 1,493,223
Assessments, Special Assessment, 2020, Refunding, 4%, 5/01/39 ............. 2,210,000 2,224,266

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Savanna Lakes Community Development District ,
c
Assessment Area 1, Special Assessment, 144A, 2023, 5.125%, 6/15/43 ......... $ 395,000 $ 405,724
c
Assessment Area 1, Special Assessment, 144A, 2023, 5.375%, 6/15/53 ......... 1,065,000 1,093,131
Assessment Area 2, Special Assessment, 2024, 5.25%, 6/15/44 ............... 480,000 485,838
Sawgrass Village Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/30 .............. 515,000 522,286
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/43 ................ 1,500,000 1,541,903
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,595,000 1,636,784
Assessment Area 2, Special Assessment, 2023, 6.125%, 11/01/43 ............. 1,000,000 1,061,847
Assessment Area 2, Special Assessment, 2023, 6.375%, 11/01/53 ............. 1,000,000 1,061,135
c
Assessment Area 3, Special Assessment, 144A, 2024, 4.7%, 5/01/31 ........... 360,000 363,339
c
Assessment Area 3, Special Assessment, 144A, 2024, 5.55%, 5/01/44 .......... 700,000 712,817
c
Assessment Area 3, Special Assessment, 144A, 2024, 5.875%, 5/01/54 ......... 1,180,000 1,202,361
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,352,233
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 2,055,000 1,859,342
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 458,357
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,136,750
Scenic Terrace North Community Development District ,
2023 Assessment Area, Special Assessment, 2023, 5.875%, 5/01/43 ........... 1,505,000 1,562,972
2023 Assessment Area, Special Assessment, 2023, 6.125%, 5/01/54 ........... 1,315,000 1,372,168
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 295,000 293,177
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 585,000 581,817
Seagrove Community Development District , Special Assessment , 2024 , 5.2% , 6/15/54
390,000 390,314
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 1,010,760
Sebastian Isles Community Development District ,
Assessments, Special Assessment, 2024, 4.25%, 5/01/31 ................... 250,000 250,705
Assessments, Special Assessment, 2024, 5%, 5/01/44 ...................... 500,000 501,331
Sedona Point Community Development District ,
Special Assessment, 2023, 4.125%, 6/15/30 ............................. 65,000 65,589
Special Assessment, 2023, 5%, 6/15/43 ................................. 705,000 723,506
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 297,941
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 385,085
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 698,997
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 579,698
Seminole Palms Community Development District ,
Special Assessment, 2023, 4.75%, 5/01/30 .............................. 280,000 283,596
Special Assessment, 2023, 5.5%, 5/01/43 ............................... 970,000 1,004,964
Special Assessment, 2023, 5.7%, 5/01/53 ............................... 980,000 1,012,279
c
Assessment Area 2, Special Assessment, 144A, 2024, 5.2%, 5/01/44 ........... 1,250,000 1,246,291
c
Assessment Area 2, Special Assessment, 144A, 2024, 5.5%, 5/01/55 ........... 1,750,000 1,747,536
Sherwood Manor Community Development District ,
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 1,695,000 1,764,176
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 1,570,000 1,624,516
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 363,420
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 911,395
Silver Oaks Community Development District ,
Special Assessment, 2024, 5.55%, 5/01/44 .............................. 1,000,000 1,024,143
Special Assessment, 2024, 5.85%, 5/01/54 .............................. 1,490,000 1,524,166
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 250,000 242,051

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Silver Palms West Community Development District, (continued)
Special Assessment, 2022, 3%, 6/15/32 ................................. $ 765,000 $ 711,928
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,520,328
Silverlake Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 245,000 253,960
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 985,000 1,019,710
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 75,000 74,661
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 495,000 493,561
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,370,000 1,344,524
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,280,000 2,116,730
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 120,000 117,775
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 234,975
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 632,872
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 145,000 142,681
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 485,954
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 679,283
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,580,000 1,347,680
Assessments, Special Assessment, 2023, Refunding, 4.75%, 5/01/30 ........... 495,000 501,934
Assessments, Special Assessment, 2023, Refunding, 5.5%, 5/01/43 ........... 1,200,000 1,246,519
Assessments, Special Assessment, 2023, Refunding, 5.7%, 5/01/54 ........... 1,500,000 1,553,641
Project Area, Special Assessment, 2024, 4.3%, 5/01/31 ..................... 225,000 224,902
Solaeris Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.2%, 5/01/31 ................ 175,000 177,475
Assessment Area 1, Special Assessment, 2024, 6%, 5/01/44 ................. 1,000,000 1,039,039
Assessment Area 1, Special Assessment, 2024, 6.25%, 5/01/55 ............... 2,535,000 2,619,353
c
Somerset Bay Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2024, 5.625%, 5/01/44 ......... 920,000 933,131
Assessment Area 1, Special Assessment, 144A, 2024, 5.9%, 5/01/54 ........... 1,075,000 1,089,591
Somerset Community Development District ,
Assessments, Special Assessment, 2022, Refunding, 4%, 5/01/32 ............. 750,000 736,992
Assessments, Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ........... 1,000,000 965,707
Sorrento Pines Community Development District ,
Assessment Area 1, Revenue, 2023, 5.25%, 5/01/43 ....................... 445,000 459,985
Assessment Area 1, Revenue, 2023, 5.5%, 5/01/53 ........................ 500,000 517,619
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 166,267
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 421,182
Southern Groves Community Development District No. 5 ,
Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ................. 215,000 211,487
Assessment Area, Special Assessment, 2021, 2.8%, 5/01/31 ................. 400,000 379,528
Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ............... 1,100,000 963,452
Assessment Area, Special Assessment, 2022-1, 6%, 5/01/49 ................. 1,210,000 1,285,970
Assessment Area, Special Assessment, 2024, 5.45%, 5/01/44 ................ 900,000 941,933
Assessment Area, Special Assessment, 2024, 5.7%, 5/01/50 ................. 1,025,000 1,079,821
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 75,000 73,567
Special Assessment, 2021, 3%, 5/01/31 ................................. 235,000 218,523
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 820,000 666,405
c
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 150,000 146,826
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 302,383
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,099,368
Stonegate Preserve Community Development District ,
Special Assessment, 2023, 5.875%, 12/15/43 ............................. 700,000 752,099
Special Assessment, 2023, 6.125%, 12/15/53 ............................. 1,250,000 1,350,712

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Stonewater Community Development District ,
Assessments, Special Assessment, 144A, 2021, 3%, 11/01/32 ................ $ 250,000 $ 228,873
Assessments, Special Assessment, 144A, 2021, 3.3%, 11/01/41 .............. 635,000 527,886
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,540,000 1,707,603
Stoneybrook South at Championsgate Community Development District ,
Assessment Area, Special Assessment, 2023, 4.5%, 6/15/30 ................. 95,000 97,352
Assessment Area, Special Assessment, 2023, 5.375%, 6/15/43 ............... 395,000 418,817
Assessment Area, Special Assessment, 2023, 5.5%, 6/15/53 ................. 390,000 411,428
c
Fox South Assessment Area, Special Assessment, 144A, 2020, 3%, 12/15/30 .... 500,000 485,612
c
Fox South Assessment Area, Special Assessment, 144A, 2020, 3.5%, 12/15/40 ... 1,000,000 929,314
c
Fox South Assessment Area, Special Assessment, 144A, 2020, 3.75%, 12/15/50 .. 1,500,000 1,307,121
Storey Creek Community Development District ,
Assessment Area 2, Special Assessment, 2022, 5%, 6/15/32 ................. 240,000 251,905
Assessment Area 2, Special Assessment, 2022, 5.2%, 6/15/42 ................ 625,000 639,526
Assessment Area 2, Special Assessment, 2022, 5.375%, 6/15/52 .............. 1,000,000 1,024,207
Assessment Area 3, Special Assessment, 2024, 4.45%, 6/15/31 ............... 265,000 269,378
Assessment Area 3, Special Assessment, 2024, 5.25%, 6/15/44 ............... 650,000 670,693
Assessment Area 3, Special Assessment, 2024, 5.5%, 6/15/54 ................ 810,000 841,651
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 125,000 120,917
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 344,084
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 731,218
c
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 220,767
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 559,434
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 150,000 143,640
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 395,000 343,413
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 100,000 98,212
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 187,999
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 615,820
Summerstone Community Development District ,
Assessment Phase 1, Special Assessment, 2020, 3.25%, 5/01/30 ............. 165,000 162,357
Assessment Phase 1, Special Assessment, 2020, 3.75%, 5/01/40 ............. 700,000 663,241
Assessment Phase 1, Special Assessment, 2020, 4%, 5/01/51 ................ 910,000 824,310
c
Assessment Phase 2, Special Assessment, 144A, 2021, 2.75%, 5/01/31 ........ 175,000 166,961
c
Assessment Phase 2, Special Assessment, 144A, 2021, 3.15%, 5/01/41 ........ 700,000 614,392
c
Assessment Phase 2, Special Assessment, 144A, 2021, 4%, 5/01/51 ........... 1,750,000 1,585,213
Summit View Community Development District ,
Assessment Area 2, Special Assessment, 2024, 5.625%, 5/01/44 .............. 1,005,000 1,033,224
Assessment Area 2, Special Assessment, 2024, 6%, 5/01/54 ................. 1,280,000 1,320,221
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area, Special Assessment, 2022, 5%,
5/01/32 ........................................................ 350,000 362,860
Assessment Del Webb Phase 1/2 Assessment Area, Special Assessment, 2022,
5.4%, 5/01/42 ................................................... 920,000 952,615
Assessment Del Webb Phase 1/2 Assessment Area, Special Assessment, 2022,
5.5%, 5/01/52 ................................................... 1,725,000 1,778,213
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 4.2%,
5/01/27 ........................................................ 245,000 245,497
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 4.6%,
5/01/32 ........................................................ 460,000 468,065
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 5.2%,
5/01/42 ........................................................ 1,000,000 1,023,457
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 172,314

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tamarindo Community Development District, (continued)
Special Assessment, 2021, 3.375%, 5/01/41 ............................. $ 820,000 $ 691,300
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,567,704
Special Assessment, 2022, 4%, 6/15/42 ................................. 2,000,000 1,825,132
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... 540,000 550,870
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 2,800,000 2,880,809
Timber Creek Southwest Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 165,000 160,491
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 695,617
Tohoqua Community Development District ,
Phase 2, Special Assessment, 2021, 2.875%, 5/01/31 ...................... 215,000 204,762
Phase 2, Special Assessment, 2021, 3.375%, 5/01/41 ...................... 810,000 702,757
Tolomato Community Development District ,
Assessment Area, Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ........ 1,500,000 1,405,292
Assessment Area, Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ....... 1,500,000 1,423,795
Assessment Area 1, Special Assessment, 2022-1, 3.3%, 5/01/32 .............. 515,000 492,012
Assessment Area 2, Special Assessment, 2022-2, 3.3%, 5/01/32 .............. 195,000 186,296
c
Towne Park Community Development District ,
Assessment Area 3D, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ........ 410,000 395,594
Assessment Area 3D, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ........ 1,075,000 979,904
Assessment Area 3D, Special Assessment, 144A, 2020, 4%, 5/01/51 ........... 1,000,000 891,891
c
Towns at Woodsdale Community Development District ,
Assessments, Special Assessment, 144A, 2023, 6.125%, 11/01/43 ............. 380,000 404,046
Assessments, Special Assessment, 144A, 2023, 6.375%, 11/01/53 ............. 1,325,000 1,413,531
Tradition Community Development District No. 9 ,
Assessments, Special Assessment, 2021, 2.3%, 5/01/26 .................... 200,000 196,286
Assessments, Special Assessment, 2021, 2.7%, 5/01/31 .................... 445,000 408,233
c
Trevesta Community Development District ,
Assessment Area 2, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 235,000 229,826
Assessment Area 2, Special Assessment, 144A, 2020, 3.75%, 5/01/40 .......... 880,000 820,668
Triple Creek Community Development District ,
Assessment Area, Special Assessment, 2021, 3%, 11/01/31 .................. 250,000 231,972
Assessment Area, Special Assessment, 2021, 3.5%, 11/01/41 ................ 740,000 632,806
c
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 2.375%,
11/01/26 ....................................................... 75,000 72,931
c
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 2.875%,
11/01/31 ....................................................... 450,000 413,824
c
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 3.125%,
11/01/41 ....................................................... 1,190,000 964,342
Tuckers Pointe Community Development District ,
Master Infrastructure Project, Special Assessment, 2022, 3.625%, 5/01/32 ....... 4,500,000 4,305,441
Phase 1 Project, Special Assessment, 2022, 3%, 5/01/27 .................... 195,000 190,642
Phase 1 Project, Special Assessment, 2022, 3.375%, 5/01/32 ................ 565,000 533,290
Twisted Oaks Pointe Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 740,000 758,032
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/53 .............. 500,000 512,664
Assessment Area 2, Special Assessment, 2023, 5.875%, 5/01/43 .............. 500,000 521,954
Assessment Area 2, Special Assessment, 2023, 6.125%, 5/01/54 .............. 500,000 522,407
Assessment Area 3, Special Assessment, 2024, 4.8%, 5/01/31 ................ 345,000 348,710
Assessment Area 3, Special Assessment, 2024, 5.625%, 5/01/44 .............. 1,000,000 1,020,060
Assessment Area 3, Special Assessment, 2024, 6%, 5/01/55 ................. 1,400,000 1,432,626
Two Rivers East Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/30 .............. 180,000 182,592

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Two Rivers East Community Development District, (continued)
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/43 ............... $ 2,000,000 $ 2,078,102
Assessment Area 1, Special Assessment, 2023, 5.875%, 5/01/53 .............. 3,465,000 3,574,863
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 60,000 60,215
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 388,312
Two Rivers West Community Development District ,
Special Assessment, 2022, 6%, 5/01/43 ................................. 1,055,000 1,115,745
Special Assessment, 2022, 6.25%, 5/01/53 .............................. 1,465,000 1,550,307
Special Assessment, 2023, 6%, 11/01/43 ................................ 1,555,000 1,643,318
Special Assessment, 2023, 6.125%, 11/01/53 ............................. 2,145,000 2,256,160
Special Assessment, 2024, 5.625%, 5/01/44 ............................. 405,000 416,374
c
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 60,000 55,787
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 160,000 133,641
Varrea South Community Development District ,
Assessment Area, Special Assessment, 2023, 5.125%, 5/01/43 ............... 1,075,000 1,105,860
Assessment Area, Special Assessment, 2023, 5.4%, 5/01/53 ................. 1,320,000 1,361,322
V-Dana Community Development District ,
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 364,493
c
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,666,578
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 400,000 378,373
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 1,250,000 1,104,225
Assessment Area 2, Special Assessment, 2023, 4.3%, 5/01/30 ................ 820,000 828,069
Assessment Area 2, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,750,000 1,795,825
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/54 ................ 2,305,000 2,358,581
Assessment Area 2, Special Assessment, 2025, 5.375%, 5/01/45 .............. 500,000 506,533
Assessment Area 2, Special Assessment, 2025, 5.55%, 5/01/55 ............... 1,100,000 1,113,624
Veranda Community Development District II ,
Assessment Area 3, Special Assessment, 2024, Refunding, 5.125%, 5/01/44 ..... 1,685,000 1,727,096
Assessment Area 3, Special Assessment, 2024, Refunding, 5.375%, 5/01/54 ..... 3,485,000 3,549,997
c
Assessment Area 4, Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .. 95,000 93,301
c
Assessment Area 4, Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .. 275,000 257,476
c
Assessment Area 4, Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .. 555,000 480,706
c
Assessment Area 5, Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .. 50,000 49,106
c
Assessment Area 5, Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .. 65,000 60,858
c
Assessment Area 5, Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .. 275,000 238,187
Assessment Area 5 Phase 2, Special Assessment, 2024, Refunding, 5.375%,
5/01/44 ........................................................ 1,145,000 1,176,670
Assessment Area 5 Phase 2, Special Assessment, 2024, Refunding, 5.625%,
5/01/54 ........................................................ 500,000 510,672
Verano No. 2 Community Development District ,
Pod D, Special Assessment, 2024, 5.5%, 5/01/44 .......................... 1,630,000 1,663,478
Pod D, Special Assessment, 2024, 5.8%, 5/01/54 .......................... 1,910,000 1,947,005
Pod D, Special Assessment, 2024, 5.625%, 5/01/55 ........................ 195,000 196,515
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 614,511
Phase 2 Assessment Area, Special Assessment, 2022, 6.45%, 11/01/42 ......... 1,000,000 1,073,957
Phase 2 Assessment Area, Special Assessment, 2022, 6.625%, 11/01/52 ........ 1,475,000 1,585,122
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.375%, 5/01/43 1,020,000 1,058,695
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.625%, 5/01/53 250,000 259,865
Viera Stewardship District ,
Assessments, Special Assessment, 2021, 2.3%, 5/01/26 .................... 400,000 391,907
Assessments, Special Assessment, 2021, 2.8%, 5/01/31 .................... 800,000 733,292
Assessments, Special Assessment, 2021, 3.125%, 5/01/41 .................. 1,750,000 1,423,028

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Viera Stewardship District, (continued)
Assessments, Special Assessment, 2023, 5.5%, 5/01/54 .................... $ 2,500,000 $ 2,569,853
Village Community Development District No. 13 ,
Phase III, Special Assessment, 2021, 2.85%, 5/01/36 ....................... 1,645,000 1,440,120
Phase III, Special Assessment, 2021, 3%, 5/01/41 ......................... 2,425,000 1,998,152
Phase III, Special Assessment, 2021, 3.25%, 5/01/52 ....................... 5,200,000 3,911,707
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,520,000 11,959,460
Villages of Glen Creek Community Development District ,
Assessment Area 3, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 ...... 200,000 186,496
Assessment Area 3, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 ...... 545,000 453,533
Assessment Area 3, Special Assessment, 2022, Refunding, 4%, 5/01/52 ........ 1,170,000 990,774
Assessment Area 4, Special Assessment, 2022 A, 4.625%, 5/01/27 ............ 100,000 100,425
Assessment Area 4, Special Assessment, 2022 A, 4.875%, 5/01/32 ............ 250,000 256,522
Assessment Area 4, Special Assessment, 2022 A, 5.125%, 5/01/42 ............ 710,000 723,030
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 234,930
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 616,396
Assessment Area 5, Special Assessment, 2023, 5.625%, 5/01/43 .............. 420,000 438,341
Assessment Area 5, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,265,000 1,304,888
Assessment Area 6, Special Assessment, 2024, 5.5%, 5/01/44 ................ 670,000 692,636
Assessment Area 6, Special Assessment, 2024, 5.75%, 5/01/54 ............... 495,000 508,920
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 110,000 108,238
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 238,746
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 603,569
Waterford Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 315,000 326,520
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 610,000 635,131
Assessment Area 2, Special Assessment, 2024, 4.375%, 5/01/31 .............. 250,000 250,510
Assessment Area 2, Special Assessment, 2024, 5.45%, 5/01/54 ............... 790,000 790,147
Waterset South Community Development District ,
Assessments, Special Assessment, 2022, 6.1%, 5/01/53 .................... 665,000 700,820
Assessments, Special Assessment, 2024, 5.65%, 5/01/54 ................... 1,680,000 1,734,855
Wellness Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,410,000 1,451,202
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,340,000 1,380,898
c
Assessment Area 2, Special Assessment, 144A, 2024, 4.25%, 6/15/31 .......... 235,000 235,043
c
Assessment Area 2, Special Assessment, 144A, 2024, 5%, 6/15/44 ............ 500,000 500,362
c
Assessment Area 2, Special Assessment, 144A, 2024, 5.2%, 6/15/55 ........... 1,000,000 988,031
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 854,970
West Port Community Development District ,
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 2.4%, 5/01/26 .. 100,000 98,111
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 3%, 5/01/31 ... 570,000 530,915
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 3.4%, 5/01/41 .. 1,470,000 1,231,613
c
Assessment Area 2, Special Assessment, 144A, 2020, 3.25%, 5/01/31 .......... 410,000 386,747
c
Assessment Area 2, Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......... 1,085,000 935,060
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1, Special Assessment, 2024, 4.5%,
5/01/31 ........................................................ 580,000 584,682
Unit of Development No. 10 Assessment Area 1, Special Assessment, 2024, 5.375%,
5/01/44 ........................................................ 945,000 960,712
Unit of Development No. 10 Assessment Area 1, Special Assessment, 2024, 5.625%,
5/01/54 ........................................................ 995,000 1,007,601
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 105,000 103,076
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 187,317
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 680,757

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District, (continued)
Unit of Development No. 7, Special Assessment, 2023, 6%, 5/01/43 ............ $ 245,000 $ 261,948
Unit of Development No. 7, Special Assessment, 2023, 6.25%, 5/01/54 ......... 585,000 625,466
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 80,000 78,543
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 490,354
Unit of Development No. 8, Special Assessment, 2022, 5.5%, 5/01/53 .......... 1,905,000 1,972,129
Unit of Development No. 9, Special Assessment, 2023, 4.625%, 5/01/30 ........ 240,000 243,659
Unit of Development No. 9, Special Assessment, 2023, 5.375%, 5/01/43 ........ 1,500,000 1,559,985
Unit of Development No. 9, Special Assessment, 2023, 5.625%, 5/01/53 ........ 2,005,000 2,085,477
Westside Haines City Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 130,000 128,037
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 350,000 329,812
Assessment Area 1, Special Assessment, 2021, 3.25%, 5/01/41 ............... 1,000,000 854,429
Assessment Area 2, Special Assessment, 2024, 4.875%, 5/01/31 .............. 450,000 456,206
Assessment Area 2, Special Assessment, 2024, 5.75%, 5/01/44 ............... 1,520,000 1,564,112
Assessment Area 2, Special Assessment, 2024, 6%, 5/01/54 ................. 2,135,000 2,203,634
Westview North Community Development District ,
Special Assessment, 2022, 5.75%, 6/15/42 .............................. 1,000,000 1,055,428
Special Assessment, 2022, 6%, 6/15/52 ................................. 1,250,000 1,318,905
Westview South Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/28 .............. 415,000 418,338
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 1,770,000 1,815,516
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 3,075,000 3,153,991
Assessment Area 2, Special Assessment, 2023, 4.75%, 5/01/28 ............... 185,000 186,290
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 1,245,000 1,277,016
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 995,000 1,025,531
Westwood of Pasco Community Development District ,
Assessments, Special Assessment, 2023, 5.4%, 5/01/43 .................... 500,000 516,056
Assessments, Special Assessment, 2023, 5.625%, 5/01/53 .................. 145,000 149,449
Whispering Pines Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 500,000 521,024
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 930,000 962,772
Willowbrook Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.625%, 5/01/44 .............. 630,000 639,446
Assessment Area 1, Special Assessment, 2024, 5.9%, 5/01/55 ................ 820,000 830,975
Willows Community Development District ,
Assessment Area 2, Special Assessment, 2022, 4.7%, 5/01/29 ................ 285,000 289,307
Assessment Area 2, Special Assessment, 2022, 5.625%, 5/01/42 .............. 1,440,000 1,509,590
Assessment Area 2, Special Assessment, 2022, 5.75%, 5/01/52 ............... 1,200,000 1,254,899
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 115,000 112,650
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 230,012
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 773,092
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 920,000 947,388
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 980,000 1,010,071
Winding Oaks Community Development District ,
Special Assessment, 2024, 5.4%, 5/01/44 ............................... 315,000 318,186
Special Assessment, 2024, 5.7%, 5/01/55 ............................... 1,125,000 1,134,959
Windsor Cay Community Development District ,
Assessment Area 1, Special Assessment, 2024, 5.45%, 5/01/44 ............... 1,000,000 1,046,592
Assessment Area 1, Special Assessment, 2024, 5.75%, 5/01/54 ............... 765,000 808,058
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 126,225
Wiregrass II Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3.125%, 5/01/30 .............. 645,000 611,029
Assessment Area 1, Special Assessment, 2020, 3.7%, 5/01/40 ................ 1,680,000 1,492,137

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... $ 715,000 $ 725,429
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 90,000 88,421
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 150,000 139,637
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 655,000 548,264
896,458,611
Georgia 0.9%
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,617,562
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 8,679,567
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,654,958
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 3,800,000 4,084,790
c
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,541,103
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 7,500,000 7,297,643
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,194,742
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,311,221
43,381,586
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,330,035
Illinois 2.2%
Illinois Finance Authority ,
c
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.5%, 8/01/43 ........ 500,000 536,421
c
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.625%, 8/01/53 ...... 2,055,000 2,173,569
c
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,636,643
c
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 3,235,000 3,205,920
Plymouth Place Obligated Group, Revenue, 2022 A, 6.75%, 5/15/58 ........... 3,000,000 3,228,200
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 9,548,458
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 10,480,610
Illinois Housing Development Authority , Revenue , 2024 I , Refunding , GNMA Insured ,
4.625% , 4/01/50 ................................................... 5,340,000 5,394,508
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 2,080,000 2,149,998
h
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2010 B-1,
Refunding, AGMC Insured, 4.62%, 6/15/45 ............................. 18,100,000 7,160,967
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,042,545
c,h
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-2, Refunding,
2.357%, 12/01/44 ................................................ 62,345,000 39,448,437
Patriot Services Group Obligated Group, Revenue, 144A, 2024 B, Refunding, 5.68%,
12/01/35 ....................................................... 12,135,000 6,642,350
h
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 ,
1.028%, 12/31/38 .................................................. 1,815,000 1,541,735
108,190,361

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 0.5%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... $ 2,740,000 $ 2,546,551
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,465,000 4,826,310
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,160,474
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,196,751
Indiana Finance Authority ,
SFP-PUFW I LLC, Revenue, 2024 C, 5.75%, 7/01/64 ....................... 1,730,000 1,648,784
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 3,765,000 3,638,943
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,253,189
25,271,002
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 2,090,000 2,095,398
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6.75%,
5/15/33 ........................................................ 1,000,000 1,140,915
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.25%,
5/15/38 ........................................................ 1,500,000 1,730,372
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 7,405,785
12,372,470
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,260,000 1,252,834
Kentucky 0.4%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, 6.6%, 7/01/39 ............................... 10,000,000 11,633,271
Revenue, First Tier, 2013 C, 6.75%, 7/01/43 .............................. 5,000,000 5,777,982
17,411,253
Louisiana 1.2%
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 190,000 185,807
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 629,069
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,233,881
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,675,874
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 743,578
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,451,896
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 1,525,000 1,596,481
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 1,711,581 1,610,667
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 5,105,000 5,119,120
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,455,000 1,486,376
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-1, Refunding,
4.5%, 12/01/31 .................................................. 5,000,000 5,012,077
h
Patriot Services Group Obligated Group, Revenue, 144A, 2024 B, Refunding, 5.68%,
12/01/35 ....................................................... 12,800,000 7,006,351
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,190,000 1,243,733
c
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 4,747,240
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,097,792
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 8,913,901

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
$ 13,990,000 $ 14,017,647
61,771,490
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 722,806
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,286,767
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 315,000 302,369
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,675,914
10,987,856
Massachusetts 0.0%
†
c
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/54 .................. 1,200,000 1,213,389
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/60 .................. 1,100,000 1,107,339
2,320,728
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,027
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,115,000 1,117,129
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 700,000 694,932
c
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,610,832
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 8,360,603
c
Michigan Finance Authority , Revenue , 144A, 2014 , 6.75% , 7/01/44 .............. 1,695,000 1,660,950
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 570,000 565,873
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 828,407
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,195,008
h
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , 7.51%, 6/01/52 ............................ 26,990,000 3,621,499
20,670,260
Minnesota 0.2%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,659,115
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 954,482
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ...
5,535,000 5,419,923
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 590,000 588,730
9,622,250
Mississippi 0.4%
c
Mississippi Development Bank ,
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 826,891
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 759,090

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
c,h
Mississippi Home Corp. ,
Patriot Services Group Obligated Group, Revenue, 144A, 2024-2 A-2, Refunding,
2.357%, 12/01/44 ................................................ $ 14,500,000 $ 9,174,791
Patriot Services Group Obligated Group, Revenue, 144A, 2024-2 B, Refunding,
5.68%, 12/01/35 ................................................. 12,850,000 7,033,720
17,794,492
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 3,580,000 3,620,654
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,500,000 2,414,884
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 955,140
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,175,114
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,450,000 3,491,266
13,657,058
Nevada 0.9%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 255,000 255,000
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,675,000 1,628,951
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 7,195,000 7,206,621
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 180,000 173,229
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 180,000 171,582
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 180,000 170,289
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 430,000 391,711
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 195,000 174,989
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 945,000 783,431
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,455,000 1,468,985
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 920,000 927,785
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 420,000 399,799
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 680,000 609,925
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 451,932
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 815,000 671,157
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 630,000 494,762
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,405,000 1,005,085
c
City of North Las Vegas ,
Special Improvement District No. 66, Special Assessment, 144A, 2022, 5.75%,
6/01/47 ........................................................ 1,570,000 1,612,429
Special Improvement District No. 66, Special Assessment, 144A, 2022, 6%, 6/01/52 1,770,000 1,835,733
c,h
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , 5.76%, 7/01/58 ...... 12,500,000 1,880,989
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 270,000 271,674
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 985,401
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 1,940,000 1,948,911
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 273,358

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Henderson Local Improvement Districts, (continued)
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. $ 745,000 $ 610,277
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 495,000 424,719
Local Improvement District No. T-22, Special Assessment, 2023, 5%, 3/01/38 ..... 775,000 789,727
Local Improvement District No. T-22, Special Assessment, 2023, 5%, 3/01/43 ..... 995,000 989,577
Local Improvement District No. T-22, Special Assessment, 2023, 5.25%, 3/01/48 .. 995,000 996,713
Local Improvement District No. T-22, Special Assessment, 2023, 5.25%, 3/01/53 .. 300,000 298,027
State of Nevada Department of Business & Industry ,
g
Desertxpress Enterprises LLC, Revenue, 2020 A-4, Mandatory Put, 8.125%, 8/15/25 13,150,000 13,590,143
c,d
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 6,426,495 643
c,d
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 7,072,148 707
43,494,261
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 97,961
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,339,425
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,546,840
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 5,210,111
10,194,337
New Jersey 1.3%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,168,519
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 8,480,000 8,522,325
c,d
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 1,996,394
h
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 3.94%, 12/15/38 ................................................ 46,750,000 27,303,613
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 7,000,000 7,141,513
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 15,995,000 16,165,312
63,297,676
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 499,983
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 449,188
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,195,758
2,144,929
New York 3.1%
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 4,765,000 4,800,195
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 13,522,091
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 10,000,000 10,282,585
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 29,500,000 30,841,769
Revenue, 2020 D, 4%, 11/15/50 ....................................... 11,500,000 10,620,624
New York Liberty Development Corp. ,
c
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 7,500,000 7,506,727
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 23,000,000 26,741,398
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 5,000,000 5,231,451
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 13,505,000 13,504,876
c,h
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , 5.87%, 8/15/45 56,000,000 17,135,978

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Regional Off-Track Betting Co. ,
Revenue, 2024, 5.75%, 12/01/44 ...................................... $ 5,000,000 $ 5,168,470
Revenue, 2024, 6%, 12/01/53 ........................................ 7,175,000 7,445,907
152,802,071
North Dakota 0.1%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 3,550,000 3,559,682
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 3,050,434
a,c,d
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 —
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 —
6,610,116
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 12,860,000 11,775,133
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,832,387
Cleveland-Cuyahoga County Port Authority ,
c
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,292,647
c
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,050,000 863,308
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 718,796
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 715,069
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,902,089
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,960,829
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 8,565,058
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding,
6.625%, 12/01/42 ................................................ 10,000,000 11,021,440
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding, 6.75%,
12/01/52 ....................................................... 17,000,000 18,685,045
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,368,063
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,202,005
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,502,214
Ohio Housing Finance Agency ,
Revenue, 2023 C, 8%, 8/01/34 ........................................ 1,000,000 1,033,770
c
Middletown Phase Two LP, Revenue, 144A, 2023 C, 8%, 9/01/39 .............. 1,400,000 1,482,324
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,289,442
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 956,586
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 904,344
c
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,958,591
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 14,206,599
139,235,739

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... $ 1,000,000 $ 1,018,625
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 6,500,000 6,568,300
7,586,925
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 505,502
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,253,468
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,505,321
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,403,157
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,872,024
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 5,409,474
15,948,946
Pennsylvania 2.3%
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 2024 , Refunding , 5% , 7/01/59 ............. 1,800,000 1,758,277
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp., Revenue, 144A, 2018, 5.375%, 5/01/42 .......... 5,000,000 5,029,483
Center City Investment Corp., Revenue, 144A, 2022, 5.25%, 5/01/42 ........... 6,070,000 6,128,030
Berks County Municipal Authority (The) ,
Tower Health Obligated Group, Revenue, 2024 A-1, 8%, 6/30/34 .............. 2,083,000 2,140,360
Tower Health Obligated Group, Revenue, 2024 A-2, 6%, 6/30/34 .............. 1,045,000 1,136,538
Tower Health Obligated Group, Revenue, 2024 A-3, 5%, 6/30/39 .............. 13,996,000 13,980,831
h
Tower Health Obligated Group, Revenue, 2024 B-1, 1.368%, 6/30/44 ........... 6,993,000 5,188,133
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,215,000 3,668,681
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 225,000 225,235
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 900,000 870,693
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,662,756
c
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,176,141
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,002,249
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,165,535
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,336,163
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,814,560
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 919,535
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,075,000 1,081,723
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,625,000 3,637,866
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 665,000 643,175
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,936,035
h
Pennsylvania Turnpike Commission ,
Revenue, B-2, 7.424%, 12/01/37 ...................................... 20,000,000 19,784,306
Revenue, B-2, 7.595%, 12/01/40 ...................................... 25,075,000 24,411,912

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... $ 3,000,000 $ 2,892,681
112,590,898
South Carolina 1.5%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,110,912
c
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,612,724
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.75%, 11/15/54 ... 2,000,000 2,129,247
c,h
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, 2.603%, 6/01/37 .. 14,400,000 11,833,674
c,h
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, 1.409%, 6/01/52 .. 25,550,000 19,610,920
c
FAH Pelham LLC, Revenue, 144A, 2023 B, II, 7.5%, 8/01/47 ................. 9,565,000 9,728,634
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,742,233
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,503,512
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,040,937
72,312,793
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 7,110,000 6,617,936
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 2,000,000 1,919,844
8,537,780
Tennessee 1.4%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 1,008,093
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 1,008,093
h
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, 3.65%,
7/01/27 ........................................................ 19,365,000 17,792,819
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, 3.74%,
7/01/28 ........................................................ 19,400,000 17,144,498
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, 3.82%,
7/01/29 ........................................................ 19,365,000 16,429,977
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, 3.9%,
7/01/30 ........................................................ 19,370,000 15,756,798
69,140,278
Texas 11.3%
c
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 1,000,000 982,897
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,330,683
h
Central Texas Regional Mobility Authority ,
Revenue, 2010, 3.86%, 1/01/35 ....................................... 3,000,000 2,058,509
Revenue, 2010, 4.11%, 1/01/37 ....................................... 2,500,000 1,544,143
Revenue, 2010, 4.16%, 1/01/38 ....................................... 2,405,000 1,417,254
Revenue, 2010, 4.26%, 1/01/39 ....................................... 2,545,000 1,420,449
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.75%, 9/01/42 .............................. 972,000 1,022,598
Hurricane Creek Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 9/01/52 ................................ 1,907,000 1,947,678

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Anna, (continued)
Meadow Vista Public Improvement District Improvement Area 1, Special Assessment,
144A, 2024, 5.5%, 9/15/44 ......................................... $ 850,000 $ 853,072
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.75%, 9/15/31 .............................. 300,000 279,833
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/15/41 ................................ 867,000 767,574
Sherley Tract Public Improvement District No. 2 Major Improvement Area, Special
Assessment, 144A, 2021, 4.5%, 9/15/31 ............................... 101,000 97,301
Sherley Tract Public Improvement District No. 2 Major Improvement Area, Special
Assessment, 144A, 2021, 5%, 9/15/51 ................................ 503,000 492,109
Woods at Lindsey Place (The) Public Improvement District Area 1, Special
Assessment, 144A, 2023, 5.625%, 9/15/43 ............................. 751,000 777,752
Woods at Lindsey Place (The) Public Improvement District Area 1, Special
Assessment, 144A, 2023, 5.875%, 9/15/53 ............................. 1,075,000 1,115,015
c
City of Aubrey ,
Aubrey Public Improvement District No. 1, Special Assessment, 144A, 2023, 5.875%,
9/01/43 ........................................................ 1,075,000 1,098,134
Aubrey Public Improvement District No. 1, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 1,600,000 1,632,296
j
Duck Point Public Improvement District, Special Assessment, 144A, 2025, 5.375%,
12/31/45 ....................................................... 1,100,000 1,092,146
j
Duck Point Public Improvement District, Special Assessment, 144A, 2025, 5.625%,
12/31/55 ....................................................... 1,890,000 1,885,143
Jackson Ridge Public Improvement District Phase No. 3B, Special Assessment,
144A, 2022, 5.25%, 9/01/32 ........................................ 775,000 806,851
Jackson Ridge Public Improvement District Phase No. 3B, Special Assessment,
144A, 2022, 6%, 9/01/45 ........................................... 1,803,000 1,911,148
c
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1, Special Assessment,
144A, 2024, 5.125%, 9/15/43 ....................................... 690,000 698,609
Public Improvement District No. 1 Improvement Area No. 1, Special Assessment,
144A, 2024, 5.5%, 9/15/53 ......................................... 1,408,000 1,429,918
City of Celina ,
c
Special Assessment, 144A, 2024, 5.5%, 9/01/44 .......................... 470,000 481,626
c
Special Assessment, 144A, 2024, 5.75%, 9/01/54 ......................... 1,300,000 1,339,718
c
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023,
5.75%, 9/01/43 .................................................. 767,000 776,655
c
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 1,764,000 1,789,082
c
Creeks of Legacy Public Improvement District Phase No. 3, Special Assessment,
144A, 2020, 4.25%, 9/01/40 ........................................ 230,000 211,785
c
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 4.5%, 9/01/30 ......................................... 501,000 503,524
c
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 5.375%, 9/01/43 ....................................... 1,624,000 1,649,251
c
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 5.5%, 9/01/53 ......................................... 1,741,000 1,760,458
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project,
Special Assessment, 144A, 2023, 5%, 9/01/30 .......................... 350,000 351,940
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project,
Special Assessment, 144A, 2023, 6.125%, 9/01/53 ....................... 1,549,000 1,581,907
c
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 175,000 173,698
c
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 371,487
c
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 503,754

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Edgewood Creek Public Improvement District Phase No. 1, Special Assessment,
144A, 2021, 4.25%, 9/01/41 ........................................ $ 500,000 $ 453,692
c
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 197,000 185,581
c
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 200,970
c
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 678,152
c
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special
Assessment, 144A, 2025, 5.625%, 9/01/55 ............................. 600,000 602,396
c
Mosaic Public Improvement District Area No. 2, Special Assessment, 144A, 2024,
4.5%, 9/01/31 ................................................... 500,000 502,502
c
Mosaic Public Improvement District Area No. 2, Special Assessment, 144A, 2024,
5.125%, 9/01/44 ................................................. 1,495,000 1,497,420
c
Mosaic Public Improvement District Area No. 2, Special Assessment, 144A, 2024,
5.5%, 9/01/54 ................................................... 2,500,000 2,538,069
c
Mosaic Public Improvement District Phase 1, Special Assessment, 144A, 2023,
4.375%, 9/01/30 ................................................. 405,000 406,982
c
Mosaic Public Improvement District Phase 1, Special Assessment, 144A, 2023,
5.125%, 9/01/43 ................................................. 1,225,000 1,237,459
c
Mosaic Public Improvement District Phase 1, Special Assessment, 144A, 2023,
5.5%, 9/01/53 ................................................... 1,851,000 1,889,423
North Sky Public Improvement District Improvement Area No. 1, Special Assessment,
2023, 4.375%, 9/01/30 ............................................ 336,000 337,737
North Sky Public Improvement District Improvement Area No. 1, Special Assessment,
2023, 5.375%, 9/01/43 ............................................ 812,000 824,068
North Sky Public Improvement District Improvement Area No. 1, Special Assessment,
2023, 5.625%, 9/01/52 ............................................ 1,005,000 1,022,506
North Sky Public Improvement District Improvement Area No. 1, Special Assessment,
2024, 5.25%, 9/01/52 ............................................. 100,000 100,203
c
North Sky Public Improvement District Major Improvement Area, Special Assessment,
144A, 2023, 4.875%, 9/01/30 ....................................... 228,000 229,490
c
North Sky Public Improvement District Major Improvement Area, Special Assessment,
144A, 2023, 6.125%, 9/01/52 ....................................... 999,000 1,014,718
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 3.5%, 9/01/26 .......... 176,000 174,094
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4%, 9/01/31 ........... 473,000 459,417
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 2.75%, 9/01/26 .............................. 114,000 111,411
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 3.25%, 9/01/31 .............................. 150,000 139,822
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 3.5%, 9/01/41 ............................... 1,205,000 1,001,631
c
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.5%, 9/01/43 1,500,000 1,525,736
c
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.75%, 9/01/53 2,000,000 2,036,854
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 3.25%, 9/01/27 ........................................ 227,000 217,075
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 3.625%, 9/01/32 ....................................... 336,000 305,349
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 4.125%, 9/01/51 ....................................... 1,033,000 856,174
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4,
Special Assessment, 144A, 2020, 4.125%, 9/01/50 ....................... 1,787,000 1,490,518
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 2.875%, 9/01/27 ....................... 68,000 64,865

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 3.25%, 9/01/32 ........................ $ 250,000 $ 225,332
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 3.5%, 9/01/42 ......................... 1,175,000 973,329
c
Ten Mile Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 4.75%, 9/01/30 .............................. 491,000 495,598
c
Ten Mile Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.5%, 9/01/42 ............................... 1,169,000 1,195,143
c
Ten Mile Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/52 .............................. 1,494,000 1,527,520
c
Ten Mile Creek Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2023, 5.5%, 9/01/30 ............................... 234,000 236,163
c
Ten Mile Creek Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2023, 6.25%, 9/01/42 .............................. 801,000 818,375
c
Ten Mile Creek Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2023, 6.5%, 9/01/52 ............................... 1,300,000 1,328,295
c
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 368,600
c
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 406,745
c
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 140,513
c
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 312,917
c
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 788,171
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4,
Special Assessment, 144A, 2021, 3%, 9/01/31 .......................... 158,000 143,156
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4,
Special Assessment, 144A, 2021, 3.375%, 9/01/41 ....................... 379,000 315,025
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 5.5%, 9/01/42 ......................... 490,000 505,734
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 5.625%, 9/01/52 ....................... 1,314,000 1,346,909
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 2024, 5.375%, 9/15/31 .................................. 350,000 353,527
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 2024, 6.125%, 9/15/44 .................................. 1,150,000 1,161,078
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 2024, 6.5%, 9/15/54 .................................... 2,000,000 2,025,114
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/15/31 ................................ 409,000 406,271
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.75%, 9/15/31 .............................. 161,000 162,340
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5%, 9/15/41 ................................ 1,144,000 1,121,341
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.25%, 9/15/51 .............................. 750,000 744,627
River Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.5%, 9/15/32 ............................... 528,000 552,201
River Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 6.125%, 9/15/52 ............................. 5,000,000 5,232,014
River Ridge Public Improvement District Single-family Major Improvement Area,
Special Assessment, 144A, 2022, 6.125%, 9/15/32 ....................... 232,000 244,697

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Crandall, (continued)
River Ridge Public Improvement District Single-family Major Improvement Area,
Special Assessment, 144A, 2022, 6.75%, 9/15/52 ........................ $ 1,750,000 $ 1,854,898
c,h
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 7.18%,
12/01/62 ........................................................ 173,330,000 12,097,498
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1, Special
Assessment, Junior Lien, 144A, 2022 B, 5.75%, 9/01/52 ................... 1,424,000 1,382,510
Westpointe Villages Public Improvement District Improvement Area No. 1, Special
Assessment, Senior Lien, 144A, 2022 A, 4.875%, 9/01/32 .................. 269,000 275,052
Westpointe Villages Public Improvement District Improvement Area No. 1, Special
Assessment, Senior Lien, 144A, 2022 A, 5.125%, 9/01/42 .................. 764,000 772,700
Westpointe Villages Public Improvement District Improvement Area No. 2, Special
Assessment, Junior Lien, 144A, 2024 B, 6.25%, 9/01/54 ................... 1,225,000 1,228,510
Westpointe Villages Public Improvement District Improvement Area No. 2, Special
Assessment, Senior Lien, 144A, 2024 A, 5.375%, 9/01/44 .................. 608,000 603,380
Westpointe Villages Public Improvement District Improvement Area No. 2, Special
Assessment, Senior Lien, 144A, 2024 A, 5.75%, 9/01/54 ................... 866,000 867,783
c
City of Decatur ,
j
Paloma Trails Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.5%, 9/15/45 ............................... 700,000 703,166
j
Paloma Trails Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.75%, 9/15/55 .............................. 1,400,000 1,412,729
j
Paloma Trails Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 5.375%, 9/15/35 ............................. 172,000 173,120
j
Paloma Trails Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 6.375%, 9/15/55 ............................. 865,000 870,970
Vista Park Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.875%, 9/15/54 ............................. 2,160,000 2,226,281
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,452,663
c
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1, Special
Assessment, 144A, 2024, 6%, 9/15/44 ................................ 1,000,000 987,468
Cottonwood Public improvement District Major Improvement Area No. 1, Special
Assessment, 144A, 2024, 6.25%, 9/15/54 .............................. 1,500,000 1,469,845
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2023, 4.5%, 9/01/30 ......................................... 373,000 376,174
Heritage Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2023, 5.5%, 9/01/53 ......................................... 1,219,000 1,236,615
Heritage Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2024, 5%, 9/01/44 ........................................... 646,000 635,047
Heritage Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2024, 5.25%, 9/01/54 ........................................ 565,000 556,537
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.375%, 9/01/31 ............................. 398,000 360,342
Hickory Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.75%, 9/01/41 .............................. 1,205,000 978,683
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 2.75%, 8/15/26 ........................................ 200,000 194,960
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 3.375%, 8/15/31 ....................................... 711,000 658,987
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 3.75%, 8/15/41 ........................................ 1,871,000 1,606,477

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Fate, (continued)
Monterra Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2024, 5.375%, 8/15/44 ....................................... $ 800,000 $ 801,043
Monterra Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2024, 5.75%, 8/15/54 ........................................ 1,350,000 1,360,630
Williamsburg East Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.375%, 8/15/30 ............................. 125,000 115,514
Williamsburg East Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.875%, 8/15/40 ............................. 691,000 599,561
Williamsburg East Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.125%, 8/15/50 ............................. 994,000 859,151
Williamsburg East Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.875%, 8/15/42 ............................. 1,617,000 1,641,931
Williamsburg East Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 8/15/52 ................................ 2,500,000 2,568,383
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.125%, 8/15/30 ....................................... 515,000 498,689
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,110,452
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 965,741
Williamsburg Public Improvement District No. 1 Phase 3B, Special Assessment,
144A, 2023, 4.25%, 8/15/30 ........................................ 275,000 275,528
Williamsburg Public Improvement District No. 1 Phase 3B, Special Assessment,
144A, 2023, 5.375%, 8/15/53 ....................................... 1,287,000 1,292,608
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2022, 3.375%, 9/01/32 ............................. 761,000 692,730
Woodstone Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2022, 3.75%, 9/01/42 .............................. 1,259,000 1,061,061
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2017, 5%, 9/01/27 ................................................ 870,000 873,640
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2017, 5%, 9/01/32 ................................................ 1,270,000 1,272,792
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2017, 5.125%, 9/01/37 ............................................ 1,650,000 1,640,392
Public Improvement District No. 17 Roadway Improvement, Special Assessment,
144A, 2018, 5%, 9/01/27 ........................................... 740,000 742,145
Public Improvement District No. 17 Roadway Improvement, Special Assessment,
144A, 2018, 5%, 9/01/32 ........................................... 1,530,000 1,531,942
Public Improvement District No. 17 Roadway Improvement, Special Assessment,
144A, 2018, 5%, 9/01/37 ........................................... 1,975,000 1,935,677
c
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 389,345
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. 1,060,000 963,583
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 638,929
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 2.625%, 9/01/26 ....................................... 191,000 185,089
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 3.25%, 9/01/31 ........................................ 150,000 134,705
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 3.625%, 9/01/41 ....................................... 1,271,000 1,039,266

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... $ 496,000 $ 454,114
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 431,000 383,087
City of Houston , Airport System, United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/38
4,750,000 5,141,403
c
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The), Special Assessment, 144A,
2024, 5.375%, 9/15/44 ............................................ 775,000 784,769
Reserves of Huntsville Public Improvement District (The), Special Assessment, 144A,
2024, 5.625%, 9/15/54 ............................................ 742,000 748,452
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.125%, 9/01/31 ............................. 260,000 241,657
Cottonwood Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.5%, 9/01/41 ............................... 1,038,000 871,098
Cottonwood Creek Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2025, 5.375%, 9/01/55 ............................. 584,000 585,416
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 100,000 97,504
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 366,663
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 880,156
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,901,684
Emory Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.25%, 9/01/31 .............................. 206,000 190,264
Emory Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.625%, 9/01/41 ............................. 519,000 439,670
Emory Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/01/56 ................................ 1,146,000 937,230
Emory Crossing Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2023, 5.25%, 9/01/43 .............................. 859,000 876,187
Emory Crossing Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2023, 5.625%, 9/01/58 ............................. 2,000,000 2,043,126
c
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2, Special
Assessment, 144A, 2021, 3%, 9/01/31 ................................ 475,000 437,658
Timberbrook Public Improvement District No. 1 Improvement Area No. 2, Special
Assessment, 144A, 2021, 3.375%, 9/01/41 ............................. 2,709,000 2,257,160
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment,
144A, 2024, 4.5%, 9/01/31 ......................................... 200,000 203,194
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment,
144A, 2024, 5.5%, 9/01/44 ......................................... 580,000 592,964
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment,
144A, 2024, 5.75%, 9/01/53 ........................................ 755,000 769,674
c
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 205,531
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 484,843
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.5%, 9/01/44 ......................................... 1,380,000 1,100,678
c
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 3.125%, 9/01/30 ....................................... 400,000 372,846

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
c
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 3.625%, 9/01/40 ....................................... $ 1,310,000 $ 1,136,598
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 2.75%, 9/01/26 ........................................ 124,000 122,240
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.375%, 9/01/31 ....................................... 530,000 506,386
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.75%, 9/01/41 ........................................ 1,428,000 1,265,018
c
6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2023, 5.25%, 9/01/43 ........................................ 2,250,000 2,298,427
c
6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2023, 5.5%, 9/01/47 ......................................... 1,396,000 1,434,679
c
6 Creeks Public Improvement District Improvement Area No. 5, Special Assessment,
144A, 2025, 5.375%, 9/01/50 ....................................... 500,000 499,550
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 406,242
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 4.75%, 9/01/33 .............................. 176,000 177,701
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.5%, 9/01/43 ............................... 678,000 687,330
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/53 .............................. 1,250,000 1,268,893
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.75%, 9/01/53 .............................. 1,113,000 1,126,814
c
Plum Creek North Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 3.875%, 9/01/32 ............................. 500,000 479,838
c
Plum Creek North Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 4.125%, 9/01/41 ............................. 1,185,000 1,077,373
c
Plum Creek North Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2024, 5.375%, 9/01/54 ............................. 805,000 813,573
c
Plum Creek North Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.625%, 9/01/41 ............................. 1,092,000 1,053,944
c
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/43 .............................. 1,229,000 1,243,253
c
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6%, 9/01/53 ................................ 3,000,000 3,038,863
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2, Special
Assessment, 144A, 2023, 6.75%, 9/01/48 .............................. 1,400,000 1,481,237
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1, Special
Assessment, 2020, Refunding, 3.125%, 9/01/30 ......................... 300,000 280,191
Tessera on Lake Travis Public Improvement District Improvement Area No. 1, Special
Assessment, 2020, Refunding, 3.75%, 9/01/42 .......................... 1,045,000 899,213
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2024, 5.625%, 9/01/43 ............................. 563,000 568,287
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2024, 6%, 9/01/54 ................................ 2,113,000 2,154,087
c
Tessera on Lake Travis Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020 A, Refunding, 5.125%, 9/01/35 ................... 2,070,000 1,778,418
c
Tessera on Lake Travis Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020 A, Refunding, 5.5%, 9/01/40 ..................... 2,715,000 2,274,271
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 3.5%, 9/15/27 ......................................... 400,000 394,999
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 3.875%, 9/15/32 ....................................... 1,000,000 965,517
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4%, 9/15/42 ........................................... 2,259,000 2,037,849

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Lavon, (continued)
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2024, 4.25%, 9/15/31 ........................................ $ 243,000 $ 245,967
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2024, 5.375%, 9/15/52 ....................................... 500,000 507,639
Elevon Public Improvement District Improvement Area No. 2A-2B, Special
Assessment, 144A, 2024, 4.375%, 9/15/31 ............................. 300,000 300,750
Elevon Public Improvement District Improvement Area No. 2A-2B, Special
Assessment, 144A, 2024, 5.125%, 9/15/44 ............................. 615,000 613,821
Elevon Public Improvement District Improvement Area No. 2A-2B, Special
Assessment, 144A, 2024, 5.5%, 9/15/54 ............................... 800,000 800,852
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 3.75%, 9/15/27 ........................................ 190,000 186,739
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.125%, 9/15/32 ....................................... 455,000 439,174
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.375%, 9/15/42 ....................................... 1,000,000 927,102
Lakepointe Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 1,500,000 1,582,903
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 486,494
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,711,319
c
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 264,000 255,890
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 701,601
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,468,744
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 3.5%, 9/01/27 ............................... 136,000 132,450
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 3.875%, 9/01/32 ............................. 275,000 258,564
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.125%, 9/01/42 ............................. 1,097,000 974,024
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.375%, 9/01/52 ............................. 2,705,000 2,342,522
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 234,654
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 782,181
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 4.5%, 9/15/30 .............................................. 232,000 233,222
Manor Heights Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 5.25%, 9/15/43 ............................................. 328,000 333,444
Manor Heights Public Improvement District Area No. 4, Special Assessment, 144A,
2024, 5.375%, 9/15/44 ............................................ 298,000 304,928
Manor Heights Public Improvement District Area No. 4, Special Assessment, 144A,
2024, 5.625%, 9/15/54 ............................................ 584,000 594,846
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.125%, 9/15/26 ............................. 135,000 130,065
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.125%, 9/15/31 ............................. 250,000 224,827
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.75%, 9/15/31 .............................. 310,000 280,440

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Manor, (continued)
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.5%, 9/15/41 ............................... $ 700,000 $ 563,061
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.125%, 9/15/41 ............................. 830,000 739,499
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4%, 9/15/51 ................................ 1,000,000 814,639
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.375%, 9/15/51 ............................. 1,225,000 1,032,227
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area 2A, Special
Assessment, 144A, 2024, 6.625%, 9/01/54 ............................. 1,200,000 1,185,212
Thunder Rock Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.875%, 9/01/31 ............................. 350,000 327,006
Thunder Rock Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.125%, 9/01/41 ............................. 1,000,000 894,572
Thunder Rock Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.375%, 9/01/51 ............................. 1,470,000 1,268,292
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.625%, 9/01/31 ............................. 150,000 144,696
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.875%, 9/01/41 ............................. 450,000 411,258
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.125%, 9/01/51 ............................. 620,000 588,617
Thunder Rock Public Improvement District Remainder Area, Special Assessment,
144A, 2024, 7.375%, 9/01/44 ....................................... 1,000,000 996,547
Thunder Rock Public Improvement District Remainder Area, Special Assessment,
144A, 2024, 7.625%, 9/01/54 ....................................... 1,750,000 1,742,502
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 2.625%, 9/15/26 ....................................... 80,000 77,610
Sonoma Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.625%, 9/15/41 ....................................... 620,000 526,121
Sonoma Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 4%, 9/15/51 ........................................... 865,000 720,803
Sonoma Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2022, 5.375%, 9/15/32 ....................................... 250,000 255,184
Sonoma Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2022, 5.75%, 9/15/52 ........................................ 3,175,000 3,186,924
c
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1, Special Assessment,
144A, 2023, 4.75%, 9/01/30 ........................................ 647,000 652,875
Solterra Public Improvement District Improvement Area No. A-1, Special Assessment,
144A, 2023, 5.5%, 9/01/43 ......................................... 3,021,000 3,129,429
Solterra Public Improvement District Improvement Area No. A-1, Special Assessment,
144A, 2023, 5.75%, 9/01/53 ........................................ 4,965,000 5,138,660
Solterra Public Improvement District Improvement Area No. C-1, Special
Assessment, 144A, 2023, 5.375%, 9/01/43 ............................. 750,000 769,444
Solterra Public Improvement District Improvement Area No. C-1, Special
Assessment, 144A, 2023, 5.625%, 9/01/53 ............................. 1,210,000 1,240,389
Solterra Public Improvement District Improvement Area No. C-2, Special
Assessment, 144A, 2023, 5.625%, 9/01/53 ............................. 1,017,000 1,043,943
Solterra Public Improvement District Improvement Area No. C-3, Special
Assessment, 144A, 2024, 4.25%, 9/01/31 .............................. 244,000 244,349
Solterra Public Improvement District Improvement Area No. C-3, Special
Assessment, 144A, 2024, 5.25%, 9/01/53 .............................. 200,000 200,188

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ $ 410,000 $ 381,555
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 977,705
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,391,798
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.125%, 9/15/31 ............................. 230,000 226,474
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.5%, 9/15/41 ............................... 420,000 398,841
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 5.5%, 9/15/32 ............................... 309,000 310,494
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 6%, 9/15/42 ................................ 750,000 763,412
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 6.125%, 9/15/52 ............................. 1,410,000 1,436,957
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2023, 6.125%, 9/01/43 ....................................... 515,000 529,080
Durango Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2023, 6.375%, 9/01/53 ....................................... 498,000 512,374
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.25%, 9/01/31 .............................. 320,000 304,355
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.5%, 9/01/41 ............................... 882,000 793,693
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.75%, 9/01/51 .............................. 1,454,000 1,288,092
c
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.1%, 9/15/44 ............................... 570,000 560,954
Chaparral Park Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.25%, 9/15/54 .............................. 250,000 246,225
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, 144A,
2024, 4.7%, 9/15/31 .............................................. 249,000 250,215
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, 144A,
2024, 5.35%, 9/15/44 ............................................. 170,000 169,374
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, 144A,
2024, 5.625%, 9/15/54 ............................................ 160,000 159,148
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 278,259
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,021,637
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 899,852
Wildridge Public Improvement District No. 1 Improvement Area No. 4, Special
Assessment, 144A, 2021, 2.75%, 9/01/31 .............................. 160,000 143,585
Wildridge Public Improvement District No. 1 Improvement Area No. 4, Special
Assessment, 144A, 2021, 3.125%, 9/01/41 ............................. 628,000 491,596
c
City of Pilot Point ,
Creekview Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.25%, 9/15/32 .............................. 200,000 204,112
Creekview Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.5%, 9/15/42 ............................... 800,000 808,121
Creekview Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.625%, 9/15/52 ............................. 1,450,000 1,466,580

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Pilot Point, (continued)
Creekview Public Improvement District Zone A Remainder Area, Special Assessment,
144A, 2022, 5.75%, 9/15/32 ........................................ $ 200,000 $ 208,055
Creekview Public Improvement District Zone A Remainder Area, Special Assessment,
144A, 2022, 6.125%, 9/15/52 ....................................... 2,078,000 2,139,419
Creekview Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.25%, 9/15/32 .............................. 300,000 306,167
Creekview Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.5%, 9/15/42 ............................... 750,000 757,614
Creekview Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.625%, 9/15/52 ............................. 1,303,000 1,317,900
Mobberly Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.125%, 9/15/32 ....................................... 500,000 509,315
Mobberly Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.5%, 9/15/48 ......................................... 4,026,000 4,067,137
Mobberly Public Improvement District Improvement Area No. 1B, Special
Assessment, 144A, 2023, 5.625%, 9/15/48 ............................. 926,000 941,840
Mobberly Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2022, 5.625%, 9/15/32 ....................................... 810,000 853,382
Mobberly Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2022, 6%, 9/15/52 ........................................... 4,001,000 4,113,601
Mobberly Public Improvement District Major Improvement Area, Special Assessment,
144A, 2022, 6.5%, 9/15/52 ......................................... 1,600,000 1,655,938
c
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,556,000 6,284,349
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,192,000 1,815,554
Haggard Farm Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 7.5%, 9/15/53 ............................... 1,000,000 1,062,972
Haggard Farm Public Improvement District Major Improvement Area Project, Special
Assessment, 144A, 2023, 8.25%, 9/15/43 .............................. 1,250,000 1,325,267
Haggard Farm Public Improvement District Major Improvement Area Project, Special
Assessment, 144A, 2023, 8.5%, 9/15/53 ............................... 2,193,000 2,325,703
c
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 32,000 31,864
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 168,363
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 574,368
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 930,000 807,238
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 157,000 155,380
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 274,049
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. 1,139,000 1,018,106
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 36,000 35,150
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 116,431
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 265,947
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 431,000 361,434

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Eastridge Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4.75%, 9/01/32 ........................................ $ 380,000 $ 384,912
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2023, 5.25%, 9/01/43 ........................................ 1,155,000 1,167,864
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2023, 5.5%, 9/01/53 ......................................... 1,220,000 1,237,629
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2024, 4.25%, 9/01/31 ........................................ 302,000 301,744
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2024, 5%, 9/01/44 ........................................... 713,000 706,977
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2024, 5.25%, 9/01/54 ........................................ 491,000 490,877
Sicily Public Improvement District Major improvement Area No. 1, Special
Assessment, 144A, 2023, 7%, 9/01/43 ................................ 1,000,000 1,027,212
Sicily Public Improvement District Major improvement Area No. 1, Special
Assessment, 144A, 2023, 7%, 9/01/53 ................................ 2,000,000 2,036,488
Sicily Public Improvement District Major improvement Area No. 1, Special
Assessment, 144A, 2023, 7.875%, 9/01/53 ............................. 1,000,000 1,027,365
Southbridge Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2024, 5.25%, 9/01/44 .............................. 500,000 504,412
Southbridge Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2024, 5.5%, 9/01/54 ............................... 1,100,000 1,114,873
Southridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.25%, 9/01/43 .............................. 1,355,000 1,444,335
Southridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.375%, 9/01/53 ............................. 1,380,000 1,486,926
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 4.25%, 9/01/30 ........................................ 166,000 164,839
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 5.375%, 9/01/53 ....................................... 2,041,000 2,063,230
Winchester Crossing Public Improvement District No. 3, Special Assessment, 144A,
2024, 5.125%, 9/01/44 ............................................ 875,000 872,466
Winchester Crossing Public Improvement District No. 3, Special Assessment, 144A,
2024, 5.375%, 9/01/54 ............................................ 225,000 225,735
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 186,702
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 409,937
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 569,603
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 98,618
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 402,848
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 510,348
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 461,000 466,887
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,195,496
Windmore Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.125%, 9/01/44 ............................. 411,000 410,813
Windmore Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.5%, 9/01/54 ............................... 565,000 566,664
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area 1, Special
Assessment, 144A, 2021, 2.625%, 9/15/26 ............................. 132,000 127,697

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Red Oak, (continued)
Red Oak Public Improvement District No. 1 Improvement Area 1, Special
Assessment, 144A, 2021, 3.125%, 9/15/31 ............................. $ 354,000 $ 315,791
Red Oak Public Improvement District No. 1 Improvement Area 1, Special
Assessment, 144A, 2021, 3.375%, 9/15/41 ............................. 500,000 403,476
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Major Improvement Area,
Special Assessment, 144A, 2021, 3.75%, 9/15/31 ........................ 200,000 190,310
Trails at Cottonwood Creek Public Improvement District Major Improvement Area,
Special Assessment, 144A, 2021, 4.125%, 9/15/41 ....................... 600,000 537,675
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1, Special Assessment, 144A, 2021, 3.125%, 9/15/31 .............. 175,000 167,269
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1, Special Assessment, 144A, 2021, 3.75%, 9/15/41 ............... 820,000 719,960
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.625%, 9/15/30 ............................. 225,000 211,162
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.125%, 9/15/40 ............................. 590,000 536,193
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.375%, 9/15/50 ............................. 715,000 632,845
Creekshaw Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.875%, 9/15/42 ............................. 589,000 601,214
Creekshaw Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 9/15/52 ................................ 1,267,000 1,302,658
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 4.375%, 9/15/30 ............................. 210,000 205,530
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 4.875%, 9/15/40 ............................. 375,000 361,546
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 5.125%, 9/15/50 ............................. 575,000 556,132
Creekside Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.375%, 9/15/30 ....................................... 450,000 423,807
Creekside Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.875%, 9/15/40 ....................................... 1,190,000 1,047,190
Creekside Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 4.125%, 9/15/50 ....................................... 1,780,000 1,510,692
Liberty Crossing Public Improvement District Improvement Area 2, Special
Assessment, 144A, 2024, 5.375%, 9/15/44 ............................. 716,000 712,941
Liberty Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.375%, 9/15/53 ............................. 1,107,000 1,145,102
Waterscape Public Improvement District Area No. 4, Special Assessment, 144A,
2024, 5.875%, 9/15/54 ............................................ 1,000,000 1,018,399
Waterscape Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2019, 4.75%, 9/15/49 .............................. 1,495,000 1,416,548
c
City of Sachse ,
Sachse Public Improvement District No. 1, Special Assessment, 144A, 2022, 7%,
9/15/52 ........................................................ 750,000 829,918
Sachse Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.25%, 9/15/30 .............................. 405,000 375,972
Sachse Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.75%, 9/15/40 .............................. 1,070,000 923,075
Sachse Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 144A, 2020, 4%, 9/15/50 ................................ 1,485,000 1,262,195
Sachse Public Improvement District No. 1 Improvement Area No. 1, Special
Assessment, 144A, 2022, 6%, 9/15/50 ................................ 200,000 212,135
Sachse Public Improvement District No. 1 Major Improvement Area, Special
Assessment, 144A, 2020, 5.375%, 9/15/40 ............................. 1,700,000 1,749,916

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Sachse, (continued)
Sachse Public Improvement District No. 1 Major Improvement Area, Special
Assessment, 144A, 2020, 5.625%, 9/15/50 ............................. $ 2,235,000 $ 2,297,158
City of San Marcos ,
c
Trace Public Improvement District, Special Assessment, 144A, 2024, 6%, 9/01/48 . 1,295,000 1,303,107
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 100,000 100,243
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 306,787
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,321,922
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,314,880
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 200,000 196,775
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 412,261
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,435,465
c
City of Santa Fe , Mulberry Farms Public Improvement District , Special Assessment ,
144A, 2022 , 4.875% , 9/01/42 ......................................... 508,000 500,576
c
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 280,000 276,652
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 645,953
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 993,572
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,251,551
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2, Special Assessment, 144A,
2023, 5.75%, 9/15/52 ............................................. 1,000,000 1,017,513
Raburn Reserve Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 6%, 9/15/53 ................................................ 1,307,000 1,350,519
Raburn Reserve Public Improvement District improvement Area No. 1, Special
Assessment, 144A, 2020, 3.375%, 9/15/30 ............................. 235,000 220,882
c
City of Uhland ,
Anderson Park Public Improvement District Area No. 1, Special Assessment, 144A,
2024, 5.125%, 9/01/44 ............................................ 605,000 604,725
Anderson Park Public Improvement District Area No. 1, Special Assessment, 144A,
2024, 5.5%, 9/01/55 .............................................. 950,000 952,362
Watermill Public Improvement District, Special Assessment, 144A, 2022, 6.625%,
9/01/52 ........................................................ 3,000,000 3,151,136
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.25%, 9/15/42 .................................................. 1,000,000 1,017,718
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.5%, 9/15/52 ................................................... 1,009,000 1,031,983
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 117,000 113,807
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 171,000 156,384
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,005,000 827,730
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,832,000 1,545,285
c
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 308,751

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Waxahachie, (continued)
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ $ 2,395,000 $ 2,420,250
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ....... 105,000 101,842
Improvement Area No. 2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........ 271,000 245,682
Improvement Area No. 2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ...... 1,006,000 796,602
Improvement Area No. 3, Special Assessment, 144A, 2024, 4.375%, 9/01/31 ..... 500,000 501,657
Improvement Area No. 3, Special Assessment, 144A, 2024, 5.1%, 9/01/44 ....... 500,000 497,025
Improvement Area No. 3, Special Assessment, 144A, 2024, 5.375%, 9/01/55 ..... 700,000 701,963
c
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 377,375
c
County of Bastrop ,
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2024, 5.25%, 9/01/44 .............................. 500,000 500,652
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2024, 5.5%, 9/01/54 ............................... 775,000 773,702
c
County of Denton ,
Tabor Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, Senior Lien, 144A, 2024 A, 4.625%, 12/31/31 ................. 605,000 608,210
Tabor Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, Senior Lien, 144A, 2024 A, 5.25%, 12/31/44 .................. 1,750,000 1,734,273
Tabor Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, Senior Lien, 144A, 2024 A, 5.625%, 12/31/54 ................. 3,100,000 3,114,988
c
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 92,510
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 694,847
La Cima Public Improvement District Neighborhood Improvement Area No. 3, Special
Assessment, 144A, 2022, 5.75%, 9/15/52 .............................. 3,375,000 3,413,772
c
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.875%, 9/01/54 ............................. 1,135,000 1,150,939
Woodlands Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.875%, 9/01/31 ............................. 730,000 699,020
Woodlands Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.25%, 9/01/41 .............................. 780,000 746,298
Woodlands Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.5%, 9/01/50 ............................... 1,160,000 1,121,221
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 3.5%, 9/01/26 ......................... 115,000 113,869
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 4.125%, 9/01/31 ....................... 400,000 387,361
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 4.5%, 9/01/41 ......................... 1,085,000 1,022,648
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1, Special
Assessment, 2025, 5.25%, 9/15/45 ................................... 1,125,000 1,133,365
Crockett Meadows Public Improvement District Improvement Area No. 1, Special
Assessment, 2025, 5.5%, 9/15/54 .................................... 1,750,000 1,757,981
Meadow Park Public Improvement District Improvement Area No. 1, Special
Assessment, 2025, 5.375%, 9/15/54 .................................. 814,000 819,119
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,661,403
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 5,019,840

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment, 144A, 2023, 4.375%, 9/01/30 ......................... $ 373,000 $ 375,045
Special Assessment, 144A, 2023, 5.5%, 9/01/53 .......................... 3,393,000 3,421,602
Karis Municipal Management District of Tarrant County ,
Improvement Area No. 1, Special Assessment, 2024, 5%, 12/01/44 ............ 746,000 741,645
Improvement Area No. 1, Special Assessment, 2024, 5.25%, 12/01/53 .......... 833,000 828,261
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 12,689
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 17,512
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 15,400
d
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 715,400
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,500,024
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,021,059
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,597,168
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,724,821
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 25,500,000 25,500,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,689,607
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 12,211,470
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,369,328
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 425,000 429,521
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 1,180,000 1,144,935
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,925,000 15,887,949
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,115,000 6,114,771
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,225,000 3,172,672
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,015,000 966,381
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,028,952
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,745,460
c
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 675,000 675,463
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 236,277
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 885,321
North Texas Tollway Authority ,
h
Special Projects System, Revenue, 2011 B, Pre-Refunded, 5.34%, 9/01/37 ...... 7,500,000 3,879,715
Special Projects System, Revenue, 2011 C, Pre-Refunded, 7%, 9/01/43 ......... 10,000,000 12,121,011
c
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 295,000 294,041
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,068,929
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 4,190,363
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 5,060,000
South Manvel Development Authority ,
City of Manvel Tax Increment Reinvestment Zone No. 3, Tax Allocation, 2023, 5%,
4/01/38 ........................................................ 500,000 503,927

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
South Manvel Development Authority, (continued)
City of Manvel Tax Increment Reinvestment Zone No. 3, Tax Allocation, 2023, 5%,
4/01/43 ........................................................ $ 1,385,000 $ 1,363,658
City of Manvel Tax Increment Reinvestment Zone No. 3, Tax Allocation, 2023, 5.25%,
4/01/50 ........................................................ 1,395,000 1,390,375
Texas Department of Housing & Community Affairs , Revenue , 2024 C , GNMA Insured ,
5% , 1/01/49 ...................................................... 5,285,000 5,334,055
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 375,000 366,819
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 707,616
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 722,487
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,450,000 2,160,176
c
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 443,936
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,386,647
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,409,885
c
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 135,455
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 190,161
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 441,507
Valencia Public Improvement District No. 2, Special Assessment, 144A, 2022,
6.125%, 9/01/32 ................................................. 712,000 761,326
Valencia Public Improvement District No. 2, Special Assessment, 144A, 2022,
6.875%, 9/01/52 ................................................. 2,700,000 2,846,426
c
Town of Providence Village ,
Foree Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5%, 9/01/44 ................................ 270,000 266,731
Foree Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2024, 5.25%, 9/01/54 .............................. 297,000 296,489
c
Travis County Development Authority ,
Bella Fortuna Public Improvement District, Special Assessment, 144A, 2024, 5.375%,
9/01/44 ........................................................ 843,000 862,625
Bella Fortuna Public Improvement District, Special Assessment, 144A, 2024, 5.625%,
9/01/51 ........................................................ 750,000 766,786
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1, Special Assessment, 144A, 2022, 4.75%, 9/01/32 ................... 302,000 306,197
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1, Special Assessment, 144A, 2022, 5.375%, 9/01/42 .................. 868,000 889,155
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1, Special Assessment, 144A, 2022, 5.5%, 9/01/52 .................... 1,244,000 1,263,300
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 231,007
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 352,510
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 399,756
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 642,842
558,383,316

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.5%
c
MIDA Mountain Village Public Infrastructure District ,
Military Recreation Facility Project Area, Tax Allocation, 144A, 2024-1, 5.125%,
6/15/54 ........................................................ $ 2,000,000 $ 2,000,682
Military Recreation Facility Project Area, Tax Allocation, 144A, 2024-2, 6%, 6/15/54 5,000,000 5,236,179
Military Installation Development Authority ,
Military Recreation Facility Project Area, Revenue, 2021 A-1, 4%, 6/01/52 ....... 3,000,000 2,595,063
Military Recreation Facility Project Area, Revenue, 2021 A-2, 4%, 6/01/52 ....... 18,495,000 15,751,528
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 463,882
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 754,489
26,801,823
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,590,205
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 4,085,303
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 11,074,824
18,750,332
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,445,561
g
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 7.609% , 3/31/25 ......................... 23,250,000 23,250,000
c
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 11,563,669
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 4,700,000 4,418,149
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,200,858
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,619,892
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 8,581,511
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 5,774,187
67,853,827
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 5.75%, 6/01/43 .............................. 880,000 943,007
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 6%, 6/01/53 ................................ 1,755,000 1,878,357
2,821,364
Wisconsin 2.7%
Public Finance Authority ,
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 7,900,000 7,922,612
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,313,352
c
Coral Academy of Science Reno, Revenue, 144A, 2022 A, 6%, 6/01/62 ......... 1,565,000 1,598,713
c
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 5,500,000 5,703,579
c
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/40 ................... 815,000 823,745
c
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/54 ................... 1,380,000 1,347,066

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 $ 1,000,000 $ 792,408
c
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 5,345,000 3,892,635
c
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 11,095,000 9,703,409
c
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
4.75%, 7/01/45 .................................................. 1,600,000 1,540,689
c
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/60 .................................................... 1,000,000 958,537
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,251,405
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 7,550,133
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,878,967
c
Greystone Housing Impact Investors LP, Revenue, 144A, 2023-1, B-1, 7.125%,
7/25/34 ........................................................ 6,370,000 6,665,112
c
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 280,848
c
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 815,926
c
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,006,821
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,821,501
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 1,000,000 1,002,316
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,755,083
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 12,975,000 12,248,599
c
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 177,176
c
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 553,305
c
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 1,054,145
c,h
Patriot Services Group Obligated Group, Revenue, 144A, 2024 B, Refunding, 5.68%,
12/01/35 ....................................................... 39,830,000 21,801,795
c,h
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, 2.395%, 12/01/45 ..... 11,680,000 8,399,792
c
Signature Preparatory, Inc., Revenue, 144A, 2021 A, 5%, 6/15/31 ............. 590,000 595,753
c
Signature Preparatory, Inc., Revenue, 144A, 2021 A, 5%, 6/15/51 ............. 2,250,000 2,095,578
c
Signature Preparatory, Inc., Revenue, 144A, 2021 A, 5%, 6/15/56 ............. 2,465,000 2,261,490
c
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,457,000
c
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,768,598
c
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 2,000,000 2,013,201
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 125,000 121,055
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 285,791
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 921,005
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 6,620,000 6,137,978
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 683,790
PHW Menomonee Falls, Inc., Revenue, 2024, 6.125%, 10/01/59 .............. 1,000,000 1,044,556
132,245,464
U.S. Territories 7.1%
District of Columbia 0.9%
h
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 6.4%,
6/15/46 ......................................................... 175,000,000 46,724,772
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
5,625,000 5,513,537
Puerto Rico 6.1%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
2,500,000 2,529,765
Commonwealth of Puerto Rico ,
k
GO, FRN, 0%, 11/01/43 ............................................. 1 1
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 2,166,031 2,419,927

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 4%, 7/01/35 .......................................... $ 13,786,998 $ 13,832,382
GO, 2022 A-1, 4%, 7/01/37 .......................................... 31,512,915 31,348,789
GO, 2022 A-1, 4%, 7/01/41 .......................................... 18,434,144 17,768,034
GO, 2022 A-1, 4%, 7/01/46 .......................................... 6,799,278 6,205,005
h
GO, 2022 A-1, 4.16%, 7/01/33 ........................................ 2,011,366 1,426,953
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
22,571,556 22,091,703
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,403
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,370,914
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 26,750,000 27,163,394
d
Puerto Rico Electric Power Authority ,
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 2,910,000
Revenue, 2, 10%, 7/01/21 ........................................... 6,000,000 2,910,000
Revenue, 2013 A, 10%, 7/01/19 ....................................... 5,500,000 2,667,500
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 12,187,500
Revenue, 2016 B-1, 10%, 7/01/19 ..................................... 5,500,000 2,667,500
Revenue, 3, 10%, 1/01/22 ........................................... 1,989,500 964,908
Revenue, 4, 10%, 7/01/22 ........................................... 1,989,499 1,104,669
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue, 2000 B, 6.625%, 1/01/27 .................................... 1,381,057 1,367,013
Revenue, 2000 B, 6.625%, 1/01/28 .................................... 10,533,091 10,400,233
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 55,915,000 56,150,682
h
Sales Tax, Revenue, A-1, 5.16%, 7/01/46 ................................ 25,400,000 8,560,824
h
Sales Tax, Revenue, A-1, 5.35%, 7/01/51 ................................ 206,837,000 51,547,007
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 12,000,000 11,970,032
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 6,000,000 5,935,409
299,739,547
Total U.S. Territories .................................................................... 351,977,856
Total Municipal Bonds (Cost $ 4,511,461,435) ...................................
4,496,818,889
Shares
Escrows and Litigation Trusts 0.1%
a,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $–) ...................................
4,927,366
Total Long Term Investments (Cost $4,848,085,766) .............................
4,823,064,996
a
a a a a
Short Term Investments 1.9%
Principal
Amount
Municipal Bonds 1.9%
California 1.9%
l
Los Angeles Department of Water & Power ,
Power System, Revenue, 2002 A-1, Refunding, SPA Bank of America NA, Daily
VRDN and Put, 3.45%, 7/01/35 ...................................... 21,600,000 21,600,000
Power System, Revenue, 2023 C-1, SPA TD Bank NA, Daily VRDN and Put, 3.5%,
7/01/57 ........................................................ 33,300,000 33,300,000
Power System, Revenue, 2023 F-2, Refunding, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.35%, 7/01/47 ................................. 16,300,000 16,300,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
l
Los Angeles Department of Water & Power, (continued)
Water System, Revenue, 2019 A-2, Refunding, SPA Barclays Bank plc, Daily VRDN
and Put, 3.63%, 7/01/45 ........................................... $ 20,100,000 $ 20,100,000
91,300,000
Minnesota 0.0%
†
l
Midwest Consortium of Municipal Utilities , Revenue , 2005 B , LOC US Bank NA , Daily
VRDN and Put , 1.8% , 10/01/35 ....................................... 200,000 200,000
New York 0.0%
†
l
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 1.6% , 6/15/33 ................... 1,000,000 1,000,000
Ohio 0.0%
†
l
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 1.45% , 1/01/52 ........................ 3,000,000 3,000,000
Total Municipal Bonds (Cost $95,500,000) ......................................
95,500,000
Total Short Term Investments (Cost $95,500,000) ................................
95,500,000
a
Total Investments (Cost $4,943,585,766) 99.5% ..................................
$4,918,564,996
Other Assets, less Liabilities 0.5% .............................................
23,670,974
Net Assets 100.0% ...........................................................
$4,942,235,970
See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $1,674,508,818, representing 33.9% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
See Note 1(c) regarding senior floating rate interests.
f
Income may be received in additional securities and/or cash.
g
The maturity date shown represents the mandatory put date.
h
The rate shown represents the yield at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
Security purchased on a when-issued basis. See Note 1(b).
k
The coupon rate shown represents the rate at period end.
l
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $9.96 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.25 0.24 0.28
Net realized and unrealized gains (losses) ........... 0.04 0.25 (1.08) (0.25) (0.27)
Total from investment operations .................... 0.32 0.52 (0.83) (0.01) 0.01
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.24) (0.24) (0.28)
Net asset value, end of year ....................... $10.25 $10.21 $9.96 $11.03 $11.28
Total return
d
................................... 3.23% 5.34% (7.49)% (0.17)% 0.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.90% 0.89% 0.87% 0.87%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.90%
f
0.89% 0.87% 0.87%
Net investment income ........................... 2.78% 2.75% 2.42% 2.07% 2.49%
Supplemental data
Net assets, end of year (000’s) ..................... $57,889 $62,108 $60,153 $69,773 $56,810
Portfolio turnover rate ............................ 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $9.95 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.29 0.26 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.05 0.25 (1.08) (0.25) (0.28)
Total from investment operations .................... 0.35 0.54 (0.82) — 0.02
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.26) (0.25) (0.29)
Net asset value, end of year ....................... $10.25 $10.20 $9.95 $11.03 $11.28
Total return
d
................................... 3.49% 5.50% (7.45)% (0.02)% 0.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.75% 0.74% 0.72% 0.72%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.75%
f
0.74% 0.72% 0.72%
Net investment income ........................... 2.93% 2.90% 2.57% 2.22% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $137,040 $158,862 $175,906 $234,499 $250,576
Portfolio turnover rate ............................ 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $10.12 $11.21 $11.46 $11.74
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.23 0.20 0.19 0.24
Net realized and unrealized gains (losses) ........... 0.05 0.25 (1.09) (0.25) (0.29)
Total from investment operations .................... 0.29 0.48 (0.89) (0.06) (0.05)
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.20) (0.19) (0.23)
Net asset value, end of year ....................... $10.42 $10.37 $10.12 $11.21 $11.46
Total return
d
................................... 2.86% 4.83% (7.92)% (0.57)% (0.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.29% 1.28% 1.26% 1.26%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.29%
f
1.28% 1.26% 1.26%
Net investment income ........................... 2.33% 2.29% 1.97% 1.64% 2.08%
Supplemental data
Net assets, end of year (000’s) ..................... $7,186 $8,767 $12,724 $19,991 $29,441
Portfolio turnover rate ............................ 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $9.96 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.28 0.27 0.31
Net realized and unrealized gains (losses) ........... 0.05 0.24 (1.08) (0.25) (0.27)
Total from investment operations .................... 0.36 0.54 (0.80) 0.02 0.04
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.27) (0.27) (0.31)
Net asset value, end of year ....................... $10.25 $10.20 $9.96 $11.03 $11.28
Total return .................................... 3.62% 5.54% (7.22)% 0.12% 0.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.62% 0.61% 0.59% 0.60%
Expenses net of waiver and payments by affiliates
d
...... 0.62% 0.62%
e
0.60% 0.58% 0.58%
Net investment income ........................... 3.06% 3.04% 2.72% 2.36% 2.78%
Supplemental data
Net assets, end of year (000’s) ..................... $8,465 $7,967 $6,306 $8,031 $6,076
Portfolio turnover rate ............................ 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $9.96 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.27 0.26 0.31
Net realized and unrealized gains (losses) ........... 0.04 0.25 (1.07) (0.24) (0.28)
Total from investment operations .................... 0.35 0.55 (0.80) 0.02 0.03
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.27) (0.27) (0.30)
Net asset value, end of year ....................... $10.25 $10.21 $9.96 $11.03 $11.28
Total return .................................... 3.49% 5.60% (7.26)% 0.08% 0.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.65% 0.65% 0.62% 0.62%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.65%
e
0.65% 0.62% 0.62%
Net investment income ........................... 3.04% 3.00% 2.67% 2.32% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $36,560 $31,551 $36,351 $42,264 $37,329
Portfolio turnover rate ............................ 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Florida 0.9%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 354,715
a,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 2,400,000 1,953,307
2,308,022
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,035,884
Louisiana 91.7%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,000,422
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 477,586
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 684,209
Calcasieu Parish School District No. 31 , GO , 2019 , BAM Insured , 4% , 3/01/37 .....
1,000,000 1,016,699
Central Community School System , GO , 2020 , 4% , 3/01/40 ...................
1,190,000 1,196,933
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 ..............
2,350,000 2,458,608
City of Lafayette Sales & Use Tax , Public Improvement 1961 Sales Tax Trust , Revenue ,
2024 A , 5% , 3/01/49 ................................................ 1,500,000 1,596,929
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 .......
750,000 821,132
City of New Orleans ,
GO, 2021 A, 5%, 12/01/39 ........................................... 6,000,000 6,457,166
GO, 2024 A, 5%, 12/01/53 ........................................... 2,500,000 2,645,299
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,755,649
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,177,406
City of Shreveport ,
GO, 2024, AGMC Insured, 5%, 3/01/54 ................................. 4,950,000 5,158,082
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,076,712
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,725,964
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
5,000,000 4,860,483
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........
1,000,000 986,061
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,012,794
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,035,392
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,300,615
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,531,487
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,455,985
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ......
1,050,000 1,059,484
Louisiana Correctional Facilities Corp. ,
State of Louisiana, Revenue, 2021, 4%, 10/01/37 .......................... 875,000 884,705
State of Louisiana, Revenue, 2021, 4%, 10/01/39 .......................... 1,490,000 1,487,104
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 615,000 490,209
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,965,000 1,467,542
Revenue, 2024 A, GNMA Insured, 4.4%, 12/01/44 ......................... 990,000 997,478
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board, Revenue, 2024, Refunding, BAM Insured, 5%,
12/01/39 ....................................................... 500,000 547,599
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 1,800,000 1,682,679
City of Pineville, Revenue, 2024, AGMC Insured, 5%, 9/01/39 ................ 2,505,000 2,812,298
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,358,780
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,521,255
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 900,000 828,713
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,110,000 1,040,673

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. $ 1,900,000 $ 1,913,989
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 2,610,000 2,403,268
a
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-1, Refunding,
4.5%, 12/01/31 .................................................. 1,250,000 1,253,019
a,b
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-2, Refunding,
2.357%, 12/01/44 ................................................ 6,500,000 4,112,837
University of Louisiana at Lafayette, Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 1,000,000 1,021,788
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,541,425
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,015,239
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,052,160
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,044,519
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,089,705
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,111,825
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,164,145
University of Louisiana System Board of Supervisors, Revenue, 2023 A, AGMC
Insured, 5%, 10/01/43 ............................................. 600,000 633,948
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/41 ...... 5,230,000 5,352,125
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,515,789
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.5%, 9/01/59 ...... 5,000,000 5,355,310
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,137,528
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 4,987,949
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 35,253
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 7,800,000 7,943,128
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,000,000 4,567,549
Louisiana Department of Public Safety & Corrections, Revenue, 2024, AGMC
Insured, 5%, 8/01/44 .............................................. 800,000 860,484
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,532,877
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,328,134
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 2,003,629
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,381,033
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,727,201
Loyola University New Orleans, Revenue, 2023 A, 5%, 10/01/38 .............. 500,000 529,585
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 30,747
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 20,498
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 5,695,000 5,797,154
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 6,305,000 6,379,438
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 1,821,241
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,187,500
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,066,214

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Tulane University, Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ............. $ 60,000 $ 61,898
Tulane University, Revenue, 2024 A, 5%, 4/15/38 .......................... 1,000,000 1,136,179
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,857,291
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,633,002
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,530,011
New Orleans Aviation Board ,
Revenue, 2024 B, Refunding, 5.25%, 1/01/45 ............................. 2,500,000 2,660,641
Revenue, 2024 C-1, 5%, 1/01/54 ...................................... 1,000,000 1,046,216
Louis Armstrong New Orleans International Airport, Revenue, 2017 A, 5%, 1/01/48 . 8,000,000 8,088,956
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 514,822
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ...........
2,660,000 2,651,330
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,783,060
Revenue, 2020 D, 5%, 4/01/50 ........................................ 6,000,000 6,156,080
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,167,431
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 988,603
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,458,393
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,547,815
State of Louisiana ,
GO, 2016 A, 5%, 9/01/35 ............................................ 2,575,000 2,651,236
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 1,500,000 1,505,235
Gasoline & Fuels Tax, Revenue, Second Lien, 2024 A, Refunding, 4%, 5/01/44 ... 6,000,000 5,807,191
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,256,232
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,964,956
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 989,633
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,741,668
226,726,244
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 600,000 524,286
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 611,666
1,135,952
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 438,219
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 1,010,170
1,448,389
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 601,913
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 666,223

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... $ 500,000 $ 512,724
1,178,947
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 501,648
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,500,000 3,482,770
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,196,000 1,201,041
5,185,459
Total U.S. Territories .................................................................... 5,185,459
Total Municipal Bonds (Cost $248,546,699) .....................................
239,620,810
Shares
Escrows and Litigation Trusts 0.0%
†
c,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $–) ...................................
34,747
Total Long Term Investments (Cost $248,546,699) ...............................
239,655,557
a
a a a a
a
Total Investments (Cost $248,546,699) 97.0% ...................................
$239,655,557
Other Assets, less Liabilities 3.0% .............................................
7,483,397
Net Assets 100.0% ...........................................................
$247,138,954
See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $21,715,641, representing 8.8% of net assets.
b
The rate shown represents the yield at period end.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note
10
regarding fair value measurements.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $9.75 $10.71 $10.97 $11.35
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.31 0.26 0.23 0.28
Net realized and unrealized gains (losses) ........... 0.01 0.16 (0.96) (0.26) (0.38)
Total from investment operations .................... 0.32 0.47 (0.70) (0.03) (0.10)
Less distributions from:
Net investment income .......................... (0.31) (0.31) (0.26) (0.23) (0.28)
Net asset value, end of year ....................... $9.92 $9.91 $9.75 $10.71 $10.97
Total return
d
................................... 3.30% 4.89% (6.56)% (0.30)% (0.84)%
Ratios to average net assets
Expenses
e
.................................... 0.90%
f
0.90% 0.89% 0.87% 0.87%
Net investment income ........................... 3.15% 3.17% 2.62% 2.10% 2.55%
Supplemental data
Net assets, end of year (000’s) ..................... $96,495 $87,309 $80,313 $90,950 $78,374
Portfolio turnover rate ............................ 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $9.75 $10.71 $10.97 $11.36
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.32 0.27 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.01 0.16 (0.96) (0.26) (0.39)
Total from investment operations .................... 0.34 0.48 (0.69) (0.01) (0.09)
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.27) (0.25) (0.30)
Net asset value, end of year ....................... $9.92 $9.91 $9.75 $10.71 $10.97
Total return
d
................................... 3.46% 5.05% (6.42)% (0.15)% (0.69)%
Ratios to average net assets
Expenses
e
.................................... 0.75%
f
0.75% 0.74% 0.72% 0.72%
Net investment income ........................... 3.30% 3.30% 2.76% 2.25% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $135,301 $147,337 $162,447 $214,264 $240,637
Portfolio turnover rate ............................ 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $9.95 $10.94 $11.20 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.27 0.22 0.19 0.24
Net realized and unrealized gains (losses) ........... 0.01 0.17 (0.99) (0.26) (0.39)
Total from investment operations .................... 0.28 0.44 (0.77) (0.07) (0.15)
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.22) (0.19) (0.24)
Net asset value, end of year ....................... $10.13 $10.12 $9.95 $10.94 $11.20
Total return
d
................................... 2.81% 4.47% (7.08)% (0.70)% (1.30)%
Ratios to average net assets
Expenses
e
.................................... 1.29%
f
1.29% 1.28% 1.26% 1.26%
Net investment income ........................... 2.68% 2.67% 2.15% 1.65% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $9,278 $13,708 $17,531 $24,227 $34,896
Portfolio turnover rate ............................ 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.93 $9.77 $10.73 $10.99 $11.37
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.34 0.29 0.26 0.31
Net realized and unrealized gains (losses) ........... 0.01 0.16 (0.96) (0.25) (0.37)
Total from investment operations .................... 0.35 0.50 (0.67) 0.01 (0.06)
Less distributions from:
Net investment income .......................... (0.34) (0.34) (0.29) (0.27) (0.32)
Net asset value, end of year ....................... $9.94 $9.93 $9.77 $10.73 $10.99
Total return .................................... 3.60% 5.19% (6.27)% (—)%
d
(0.55)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.60% 0.60% 0.57% 0.59%
Expenses net of waiver and payments by affiliates
e
...... 0.61%
f
0.60% 0.60% 0.57%
f
0.57%
Net investment income ........................... 3.45% 3.46% 2.91% 2.39% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $16,411 $10,818 $11,709 $13,771 $8,033
Portfolio turnover rate ............................ 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.92 $9.76 $10.73 $10.98 $11.37
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.28 0.26 0.31
Net realized and unrealized gains (losses) ........... 0.01 0.16 (0.97) (0.25) (0.39)
Total from investment operations .................... 0.35 0.49 (0.69) 0.01 (0.08)
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.28) (0.26) (0.31)
Net asset value, end of year ....................... $9.93 $9.92 $9.76 $10.73 $10.98
Total return .................................... 3.56% 5.14% (6.41)% 0.04% (0.68)%
Ratios to average net assets
Expenses
d
.................................... 0.65% 0.65% 0.64% 0.62% 0.62%
Net investment income ........................... 3.40% 3.40% 2.87% 2.35% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $77,427 $48,094 $45,667 $55,284 $57,854
Portfolio turnover rate ............................ 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
Vanguard Tax-Exempt Bond Index ETF ................................... 119,142 $ 6,035,734
Total Management Investment Companies (Cost $ 6,024,987 ) .....................
6,035,734
Principal
Amount
a a a a
Municipal Bonds 94.0%
Florida 0.6%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... $ 2,650,000 2,156,777
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,325,000 1,120,446
Maryland 84.1%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 3,008,843
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 2,031,348
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,481,978
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,745,000 1,747,547
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,424,819
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 5,038,339
a
Urbana Community Development Authority , Special Tax , 144A, 2020 C , 4% , 7/01/50 3,930,000 3,552,811
County of Harford ,
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 154,615
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 758,179
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 675,829
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 701,252
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,990,000 10,004,284
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,853,890
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,072,189
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,297,607
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 846,169
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,229,124
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,346,718
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,899,628
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,227,208
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 5,320,208
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,001,256
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 962,911
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,270,655
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 5,062,042
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,214,535
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,182,823
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,329,456

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
University of Maryland Leonardtown Project , Revenue , 2024 , AGMC Insured , 5% ,
7/01/54 ........................................................ $ 2,000,000 $ 2,077,813
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,560
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,855,814
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 846,324
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,882,830
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,207,881
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,537,783
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 1,500,000 1,560,917
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 7,399,698
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 505,000 508,821
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,038,201
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,011,576
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,072,575
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,059,265
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 5,263,355
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,880,182
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,308,577
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 4,560,000 4,663,732
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,003,057
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,101,438
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,093,202
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,551,069
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 655,662
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,295,454
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 846,653
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 345,723
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,099,294
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,748,011
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 904,278
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,863,524
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,313,547
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,710,512
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,232,610
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,073,711
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 581,627
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,200,015
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 12,527,097
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,638,727
State of Maryland Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............... 5,000,000 4,845,920
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,363,197
Maryland State Transportation Authority ,
Revenue , 2020 , 4% , 7/01/45 ......................................... 4,000,000 3,904,954
Revenue , 2021 A , Refunding , 5% , 7/01/46 ............................... 2,000,000 2,131,684

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... $ 915,000 $ 977,784
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
8,000,000 9,020,050
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 5% , 8/01/46 .............. 3,000,000 3,096,456
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,227,616
Maryland Aviation Administration , Revenue , 2024 A , AGMC Insured , 5% , 8/01/39 .. 2,150,000 2,334,113
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,319,943
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,585,012
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,940,764
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
5,260,000 5,020,399
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,336,576
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,913,988
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 5,000,540
281,716,374
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,492,794
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 611,667
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 611,667
a,b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.409%, 6/01/52 .. 1,350,000 1,036,193
2,259,527
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 535,602
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,050,576
1,586,178
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 601,913
Wisconsin 0.4%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 666,223
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 512,724
1,178,947
U.S. Territories 6.5%
District of Columbia 4.3%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,626,704
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,188,601
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,724,242
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,478,240
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 3,000,000 3,202,317
14,220,104

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 2,000,000 $ 2,006,592
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,582,278
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,908,008
7,496,878
Total U.S. Territories .................................................................... 21,716,982
Total Municipal Bonds (Cost $ 322,840,270 ) .....................................
314,829,938
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 328,865,257 ) ...............................
320,945,936
a
a a a a
Short Term Investments 1.6%
Principal
Amount
Municipal Bonds 1.6%
Maryland 1.6%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.6% ,
11/01/37 ........................................................ 2,600,000 2,600,000
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 1.8% , 7/01/55 .............................................. 2,900,000 2,900,000
5,500,000
Total Municipal Bonds (Cost $ 5,500,000 ) .......................................
5,500,000
Total Short Term Investments (Cost $ 5,500,000 ) .................................
5,500,000
a
Total Investments (Cost $ 334,365,257 ) 97.4% ...................................
$326,445,936
Other Assets, less Liabilities 2.6% .............................................
8,465,220
Net Assets 100.0% ...........................................................
$334,911,156
See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $11,309,330, representing 3.4% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.64 $10.41 $11.48 $11.84 $12.20
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.23 0.22 0.28
Net realized and unrealized gains (losses) ........... (0.05) 0.23 (1.07) (0.36) (0.37)
Total from investment operations .................... 0.24 0.50 (0.84) (0.14) (0.09)
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.23) (0.22) (0.27)
Net asset value, end of year ....................... $10.59 $10.64 $10.41 $11.48 $11.84
Total return
d
................................... 2.32% 4.88% (7.32)% (1.24)% (0.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.89% 0.89% 0.88% 0.86%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.89% 0.89% 0.88% 0.86%
Net investment income ........................... 2.75% 2.60% 2.20% 1.83% 2.31%
Supplemental data
Net assets , end of year (000’s) ..................... $44,060 $49,501 $54,360 $64,555 $58,926
Portfolio turnover rate ............................ 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.63 $10.41 $11.47 $11.83 $12.20
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.25 0.24 0.30
Net realized and unrealized gains (losses) ........... (0.05) 0.22 (1.06) (0.36) (0.38)
Total from investment operations .................... 0.26 0.51 (0.81) (0.12) (0.08)
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.25) (0.24) (0.29)
Net asset value, end of year ....................... $10.58 $10.63 $10.41 $11.47 $11.83
Total return
d
................................... 2.47% 4.94% (7.10)% (1.09)% (0.64)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.74% 0.74% 0.73% 0.72%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.74% 0.74% 0.73% 0.72%
Net investment income ........................... 2.90% 2.74% 2.35% 2.00% 2.48%
Supplemental data
Net assets , end of year (000’s) ..................... $128,711 $146,609 $166,958 $218,895 $245,351
Portfolio turnover rate ............................ 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.76 $10.53 $11.62 $11.98 $12.35
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.23 0.19 0.17 0.23
Net realized and unrealized gains (losses) ........... (0.05) 0.23 (1.09) (0.36) (0.38)
Total from investment operations .................... 0.20 0.46 (0.90) (0.19) (0.15)
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.19) (0.17) (0.22)
Net asset value, end of year ....................... $10.71 $10.76 $10.53 $11.62 $11.98
Total return
d
................................... 1.87% 4.41% (7.78)% (1.54)% (1.26)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.28% 1.28% 1.27% 1.26%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.28% 1.28% 1.27% 1.26%
Net investment income ........................... 2.31% 2.14% 1.76% 1.44% 1.90%
Supplemental data
Net assets , end of year (000’s) ..................... $5,392 $7,725 $11,612 $17,988 $27,111
Portfolio turnover rate ............................ 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.64 $10.42 $11.48 $11.84 $12.20
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.26 0.25 0.31
Net realized and unrealized gains (losses) ........... (0.05) 0.22 (1.06) (0.35) (0.36)
Total from investment operations .................... 0.27 0.52 (0.80) (0.10) (0.05)
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.26) (0.26) (0.31)
Net asset value, end of year ....................... $10.59 $10.64 $10.42 $11.48 $11.84
Total return .................................... 2.60% 5.09% (6.96)% (0.86)% (0.50)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.59% 0.61% 0.59% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.62%
d
0.59%
d
0.60% 0.58% 0.57%
Net investment income ........................... 3.02% 2.87% 2.49% 2.13% 2.60%
Supplemental data
Net assets , end of year (000’s) ..................... $14,056 $18,635 $23,528 $20,888 $16,909
Portfolio turnover rate ............................ 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.63 $10.41 $11.47 $11.83 $12.20
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.26 0.25 0.30
Net realized and unrealized gains (losses) ........... (0.05) 0.22 (1.06) (0.36) (0.37)
Total from investment operations .................... 0.27 0.52 (0.80) (0.11) (0.07)
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.26) (0.25) (0.30)
Net asset value, end of year ....................... $10.58 $10.63 $10.41 $11.47 $11.83
Total return .................................... 2.57% 5.05% (7.01)% (0.99)% (0.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.64% 0.64% 0.63% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.64% 0.64% 0.63% 0.61%
Net investment income ........................... 3.00% 2.84% 2.45% 2.10% 2.55%
Supplemental data
Net assets , end of year (000’s) ..................... $134,572 $84,294 $107,830 $109,947 $106,533
Portfolio turnover rate ............................ 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 1.5%
Capital Markets 1.5%
Vanguard Tax-Exempt Bond Index ETF ................................... 99,285 $ 5,029,778
Total Management Investment Companies (Cost $ 5,020,822 ) .....................
5,029,778
Principal
Amount
a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 900,000 920,315
Total Corporate Bonds (Cost $ 900,000 ) ........................................
920,315
b
Senior Floating Rate Interests 0.3%
Residential REITs 0.3%
a ,c
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan, 1 , 6.886% ,
( 1-month SOFR + 1.55% ), 4/01/25 ..................................... 1,000,000 1,001,439
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,001,439
Municipal Bonds 90.5%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,049,737
Florida 1.4%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 532,072
d ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 2,800,000 2,278,858
d ,e ,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 2,000,000 1,820,000
4,630,930
Massachusetts 84.1%
City of Newton , GO , 2025 , 4% , 2/01/48 ...................................
4,000,000 3,919,256
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,440,576
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,145,404
GO , 2022 E , 5% , 11/01/52 ........................................... 3,000,000 3,168,268
GO , 2024 B , 5% , 5/01/54 ............................................ 3,500,000 3,723,588
GO , 2024 I , 5% , 12/01/53 ............................................ 10,000,000 10,678,976
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,179,586
Revenue , 2005 , Refunding , AGMC, NATL Insured , 5.5% , 1/01/34 .............. 11,900,000 13,765,663
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,938,049
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,969,382
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,482,157
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,313,553
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , A , 5% , 7/01/40 .................................... 5,000,000 5,019,678
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,538,294
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,664,374
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 2,997,030
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,034,864
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,839,534
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 5,585,000 5,841,941
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,843,977

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ $ 5,000,000 $ 4,938,372
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 6,975,231
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ 1,200,000 1,285,525
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,196,086
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 422,163
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 270,517
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 470,688
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 468,896
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 3,916,364
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,596,156
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 3,154,720
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 1,001,915
d
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,111,993
d
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,122,561
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,573,306
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 4,917,458
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/33 ....... 3,000,000 3,484,872
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 722,210
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 469,649
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,544,448
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,682,968
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,776,929
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 3,540,000 3,659,561
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 2,695,000 2,051,009
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,688,671
Suffolk University , Revenue , 2021 , 4% , 7/01/51 ........................... 5,000,000 4,121,642
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,862,615
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,379,850
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,922,250
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 5,500,000 5,892,851
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 6,177,910
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 3,016,636
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,265,230
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,052,483
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,120,548
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,410,000 2,222,647
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,081,657
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,439,444
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,222,190
Massachusetts Housing Finance Agency ,
Revenue , 2009 C , 5.125% , 12/01/39 ................................... 75,000 75,049
Revenue , 2009 C , 5.35% , 12/01/49 .................................... 210,000 210,052
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 103,393
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 43,238
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 1,009,416
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 867,115
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,433,737
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,804,918

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... $ 610,000 $ 635,668
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,686,746
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... 1,175,000 1,251,423
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 874,479
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 836,271
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,083,804
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,168,418
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,633,656
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,320,308
Revenue , B , Refunding , AGMC Insured , 5.25% , 8/01/28 ..................... 5,490,000 5,978,844
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,910,664
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,239,209
274,950,779
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,069,034
New York 0.8%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 750,000 748,815
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 1,900,000 1,728,628
2,477,443
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
d
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 800,000 699,047
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 800,000 699,048
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 844,102
2,242,197
Texas 0.4%
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,131,390
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 687,901
Wisconsin 0.8%
d
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 666,223
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 1,200,000 759,293
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,025,449
2,450,965
U.S. Territories 1.5%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 644,509
Puerto Rico 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 476,821

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. $ 200,000 $ 187,664
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,675,427
4,339,912
Total U.S. Territories .................................................................... 4,984,421
Total Municipal Bonds (Cost $ 303,229,977 ) .....................................
295,674,797
Total Long Term Investments (Cost $ 310,150,799 ) ...............................
302,626,329
a
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
Massachusetts 2.6%
g
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 1.45% , 3/01/48 ................................................ 5,500,000 5,500,000
g
Massachusetts Health & Educational Facilities Authority ,
Baystate Total Home Care, Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN
and Put , 1.45% , 7/01/39 ........................................... 600,000 600,000
Massachusetts Institute of Technology , Revenue , 2001 J-2 , Daily VRDN and Put ,
1.3% , 7/01/31 ................................................... 2,400,000 2,400,000
8,500,000
Total Municipal Bonds (Cost $ 8,500,000 ) .......................................
8,500,000
Total Short Term Investments (Cost $ 8,500,000 ) .................................
8,500,000
a
Total Investments (Cost $ 318,650,799 ) 95.2% ...................................
$311,126,329
Other Assets, less Liabilities 4.8% .............................................
15,665,202
Net Assets 100.0% ...........................................................
$326,791,531
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $19,618,473, representing 6.0% of net assets.
e
The rate shown represents the yield at period end.
f
The maturity date shown represents the mandatory put date.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $10.30 $11.43 $11.84 $12.03
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.31 0.29 0.26 0.28
Net realized and unrealized gains (losses) ........... (0.01) 0.23 (1.14) (0.41) (0.19)
Total from investment operations .................... 0.30 0.54 (0.85) (0.15) 0.09
Less distributions from:
Net investment income .......................... (0.31) (0.31) (0.28) (0.26) (0.28)
Net asset value, end of year ....................... $10.52 $10.53 $10.30 $11.43 $11.84
Total return
d
................................... 2.94% 5.35% (7.43)% (1.35)% 0.75%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.83% 0.83% 0.83% 0.82%
Net investment income ........................... 2.99% 3.05% 2.71% 2.16% 2.34%
Supplemental data
Net assets , end of year (000’s) ..................... $128,058 $125,673 $120,384 $134,390 $107,468
Portfolio turnover rate ............................ 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.29 $11.42 $11.82 $12.02
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.33 0.30 0.28 0.30
Net realized and unrealized gains (losses) ........... (0.01) 0.23 (1.13) (0.40) (0.20)
Total from investment operations .................... 0.32 0.56 (0.83) (0.12) 0.10
Less distributions from:
Net investment income .......................... (0.33) (0.33) (0.30) (0.28) (0.30)
Net asset value, end of year ....................... $10.51 $10.52 $10.29 $11.42 $11.82
Total return
d
................................... 3.10% 5.52% (7.29)% (1.12)% 0.82%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.68% 0.68% 0.68% 0.67%
Net investment income ........................... 3.14% 3.19% 2.85% 2.32% 2.51%
Supplemental data
Net assets , end of year (000’s) ..................... $420,060 $461,520 $497,643 $628,769 $688,038
Portfolio turnover rate ............................ 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.46 $11.61 $12.02 $12.21
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.27 0.24 0.21 0.23
Net realized and unrealized gains (losses) ........... (0.01) 0.23 (1.15) (0.41) (0.19)
Total from investment operations .................... 0.26 0.50 (0.91) (0.20) 0.04
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.24) (0.21) (0.23)
Net asset value, end of year ....................... $10.68 $10.69 $10.46 $11.61 $12.02
Total return
d
................................... 2.48% 4.85% (7.86)% (1.73)% 0.35%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.22% 1.22% 1.22% 1.22%
Net investment income ........................... 2.54% 2.56% 2.25% 1.73% 1.93%
Supplemental data
Net assets , end of year (000’s) ..................... $15,568 $21,272 $30,730 $43,148 $60,847
Portfolio turnover rate ............................ 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.56 $10.33 $11.46 $11.87 $12.07
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.34 0.32 0.29 0.31
Net realized and unrealized gains (losses) ........... (0.01) 0.23 (1.14) (0.41) (0.20)
Total from investment operations .................... 0.33 0.57 (0.82) (0.12) 0.11
Less distributions from:
Net investment income .......................... (0.34) (0.34) (0.31) (0.29) (0.31)
Net asset value, end of year ....................... $10.55 $10.56 $10.33 $11.46 $11.87
Total return .................................... 3.22% 5.64% (7.14)% (1.06)% 0.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.55% 0.54% 0.54% 0.53%
Net investment income ........................... 3.26% 3.33% 2.99% 2.44% 2.62%
Supplemental data
Net assets , end of year (000’s) ..................... $11,617 $14,947 $9,690 $11,255 $6,228
Portfolio turnover rate ............................ 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.32 $11.46 $11.86 $12.06
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.34 0.31 0.29 0.31
Net realized and unrealized gains (losses) ........... (0.01) 0.23 (1.14) (0.40) (0.20)
Total from investment operations .................... 0.33 0.57 (0.83) (0.11) 0.11
Less distributions from:
Net investment income .......................... (0.34) (0.34) (0.31) (0.29) (0.31)
Net asset value, end of year ....................... $10.54 $10.55 $10.32 $11.46 $11.86
Total return .................................... 3.20% 5.61% (7.26)% (1.01)% 0.92%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.58% 0.58% 0.58% 0.57%
Net investment income ........................... 3.24% 3.27% 2.95% 2.41% 2.59%
Supplemental data
Net assets , end of year (000’s) ..................... $114,791 $67,780 $80,068 $107,625 $102,001
Portfolio turnover rate ............................ 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,800,000 $ 1,840,629
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,840,629
Municipal Bonds 96.8%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,318,169
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,681,716
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 638,486
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 6,025,000 4,903,615
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 4,100,000 3,731,000
13,954,817
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,500,000 2,261,799
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................
1,860,000 1,837,234
4,099,033
Michigan 86.8%
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ......................
2,000,000 2,101,483
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,956,218
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,213,996
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,042,969
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,999,101
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 675,961
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,533,822
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,377,995
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,849,329
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,121,303
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ...........
1,325,000 1,037,517
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,025,815
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,332,778
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,046
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,056
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. 1,645,000 1,786,170
GO , 2024 , 5% , 10/01/49 ............................................. 2,025,000 2,161,243
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,805,768
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,090,608
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,029,669
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,092,260
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,218,311
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,552,685
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,544,503
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,046,044

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ $ 2,400,000 $ 2,561,494
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,113,187
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 2,130,450
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,500,373
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,833,685
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/37 ...... 835,000 947,878
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/38 ...... 700,000 791,254
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/39 ...... 1,150,000 1,292,738
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,341,095
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,309,158
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,377,734
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,756,368
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
7,525,000 8,108,281
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 523,583
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 849,229
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,039,345
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,039,069
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,037,814
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 537,357
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,679,975
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,568,705
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/43 .................... 3,000,000 3,090,863
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 ..............
700,000 733,221
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,560,839
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,139,536
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,590,341
Farmington Public School District ,
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/27 ......................... 1,000,000 1,003,409
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/28 ......................... 2,000,000 2,006,817
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/32 ......................... 4,035,000 4,048,753
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/33 ......................... 2,900,000 2,909,884
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/34 ......................... 3,000,000 3,010,225
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/35 ......................... 1,000,000 1,003,408
GO , 2018 , BAM Insured , 4.5% , 5/01/38 ................................. 7,225,000 7,415,466
Ferris State University , Revenue , 2025 A , Refunding , AGMC Insured , 5% , 10/01/49 ..
1,800,000 1,921,593
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,113,982
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 .........
2,000,000 2,085,815
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,144,845
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,707,554
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 7,746,182
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 938,761
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,842,579
Grandville Public Schools ,
GO , II , Refunding , AGMC Insured , 5% , 5/01/29 ........................... 750,000 752,556
GO , II , Refunding , AGMC Insured , 5% , 5/01/30 ........................... 1,000,000 1,003,408
GO , II , Refunding , AGMC Insured , 5% , 5/01/31 ........................... 1,150,000 1,153,920

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO , II , Refunding , AGMC Insured , 5% , 5/01/32 ........................... $ 1,165,000 $ 1,168,971
GO , II , Refunding , AGMC Insured , 5% , 5/01/34 ........................... 1,315,000 1,319,482
GO , II , Refunding , AGMC Insured , 5% , 5/01/35 ........................... 1,225,000 1,229,175
GO , II , Refunding , AGMC Insured , 5% , 5/01/37 ........................... 2,915,000 2,924,936
GO , II , Refunding , AGMC Insured , 5% , 5/01/40 ........................... 6,215,000 6,236,183
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,621,406
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,404,688
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,122,218
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,024,944
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 .....................
1,100,000 1,161,563
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 668,485
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,060,600
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 .................
2,500,000 2,575,972
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , Revenue , 2024 , BAM Insured , 5% , 8/01/49 ............... 2,540,000 2,688,136
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ...........................
550,000 577,955
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,387,425
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,445,461
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,845,000 1,816,543
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,845,459
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ...........................
2,920,000 2,964,234
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ......................
2,250,000 2,404,920
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........
9,500,000 10,153,842
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,163,505
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,239,613
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 ..........................
2,155,000 2,063,298
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,415,518
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,108,272
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................
1,700,000 1,803,277
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AGMC Insured , 4.375% , 5/01/47 .............................. 1,500,000 1,517,958
GO , 2024 , AGMC Insured , 5% , 5/01/45 ................................. 1,300,000 1,398,632
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,133,851
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,429,693
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 3,221,978
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,982,136
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,078,574
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 649,555
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,259,939
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... 1,420,000 1,551,179
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,780,813
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,789,796
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 4,015,867
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,788,278
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,513,874
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,089,976

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... $ 4,000,000 $ 3,700,819
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,118,357
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,376,433
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 376,600
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 527,585
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 591,799
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 617,942
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 584,185
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,340,939
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 660,123
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,328,822
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,631,534
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,817,298
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,888,356
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,038,324
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 6,438,361
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,010,000 1,026,043
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,785,753
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 298,211
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,059,957
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,353,547
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,257,985
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 10,080,169
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,013,084
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,905,787
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 4,023,423
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,529,086
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,327,877
Ascension Health Credit Group , Revenue , 2010 F-8 , 5% , 11/15/46 ............. 2,450,000 2,486,362
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,633,609
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 15,000,000 12,309,087
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,395,792
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,722,039
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 1,955,305
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,434,578
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,382,237
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,886,942
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,557,026
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,276,427
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 7,063,302
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,413,166
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,106,429
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,744,958
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,154,841

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... $ 5,000,000 $ 5,058,640
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,287,414
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ...........................
2,335,000 2,491,502
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,633,312
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 ..............
2,000,000 1,961,726
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,862,960
Roseville Community Schools ,
GO , 2014 , Pre-Refunded , 5% , 5/01/30 .................................. 1,620,000 1,625,893
GO , 2014 , Pre-Refunded , 5% , 5/01/31 .................................. 1,585,000 1,590,765
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,223,723
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,269,047
Saline Area Schools , GO , 2016 , 5% , 5/01/36 ...............................
2,950,000 3,010,561
South Haven Public Schools ,
GO , 2015 B , Refunding , AGMC Insured , 5% , 5/01/33 ....................... 350,000 351,193
GO , 2015 B , Refunding , AGMC Insured , 5% , 5/01/35 ....................... 1,575,000 1,580,368
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 528,455
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 315,033
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
5,750,000 5,955,499
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................
2,000,000 2,193,860
e
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,170,261
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,118,897
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,851,446
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 205,000 198,254
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,024,787
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 1,037,385
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,050,993
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,832,678
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,911,903
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,245,700
Walled Lake Consolidated School District ,
GO , 2020 , 5% , 5/01/45 ............................................. 2,500,000 2,594,110
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,578,513
GO , 2024 , 5% , 5/01/54 ............................................. 1,800,000 1,903,736
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,055,679
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,624,826
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 4,929,848
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,771,216
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,651,347
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,494,889
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,321,373
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,172,753
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. 2,500,000 2,510,744
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,564,936
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,005,034
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. 2,315,000 2,407,933
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,895,527

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
$ 2,000,000 $ 2,151,480
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 ..........
2,000,000 2,107,493
Zeeland Public Schools ,
GO , 2015 A , AGMC Insured , 5% , 5/01/31 ................................ 1,530,000 1,534,589
GO , 2015 A , AGMC Insured , 5% , 5/01/33 ................................ 2,000,000 2,005,769
GO , 2015 A , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .................... 2,000,000 2,006,980
598,603,088
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 480,063
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 463,529
943,592
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,565,602
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,572,857
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,572,857
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.409%, 6/01/52 .. 6,200,000 4,758,814
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 844,102
8,748,630
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 266,731
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 240,785
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,828,474
3,335,990
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,547,777
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,499,002
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 12,000,000 7,592,930
9,091,932
U.S. Territories 2.4%
Guam 0.5%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,807,075
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,864,006
3,671,081

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 12,900,000 $ 12,954,374
Total U.S. Territories .................................................................... 16,625,455
Total Municipal Bonds (Cost $ 693,474,952 ) .....................................
667,834,085
Total Long Term Investments (Cost $ 695,274,952 ) ...............................
669,674,714
a
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Michigan 1.1%
f
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put ,
1.32% , 7/01/41 ................................................... 2,700,000 2,700,000
f
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 1.7% , 6/01/34 5,000,000 5,000,000
7,700,000
Total Municipal Bonds (Cost $ 7,700,000 ) .......................................
7,700,000
Total Short Term Investments (Cost $ 7,700,000 ) .................................
7,700,000
a
Total Investments (Cost $ 702,974,952 ) 98.1% ...................................
$677,374,714
Other Assets, less Liabilities 1.9% .............................................
12,718,782
Net Assets 100.0% ...........................................................
$690,093,496
See Abbreviations on page 351 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $29,917,057, representing 4.3% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.24 $11.03 $12.20 $12.62 $12.82
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.28 0.23 0.25
Net realized and unrealized gains (losses) ........... 0.02 0.20 (1.18) (0.42) (0.20)
Total from investment operations .................... 0.36 0.52 (0.90) (0.19) 0.05
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.27) (0.23) (0.25)
Net asset value, end of year ....................... $11.27 $11.24 $11.03 $12.20 $12.62
Total return
d
................................... 3.29% 4.81% (7.35)% (1.59)% 0.38%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.84% 0.84% 0.83% 0.83%
Net investment income ........................... 3.00% 2.88% 2.48% 1.79% 1.96%
Supplemental data
Net assets , end of year (000’s) ..................... $179,854 $174,047 $173,008 $193,021 $160,623
Portfolio turnover rate ............................ 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.24 $11.02 $12.19 $12.61 $12.82
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.33 0.29 0.25 0.27
Net realized and unrealized gains (losses) ........... 0.03 0.22 (1.17) (0.42) (0.21)
Total from investment operations .................... 0.38 0.55 (0.88) (0.17) 0.06
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.29) (0.25) (0.27)
Net asset value, end of year ....................... $11.27 $11.24 $11.02 $12.19 $12.61
Total return
d
................................... 3.45% 5.06% (7.21)% (1.44)% 0.45%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.69% 0.69% 0.69% 0.68%
Net investment income ........................... 3.15% 3.03% 2.62% 1.94% 2.13%
Supplemental data
Net assets , end of year (000’s) ..................... $290,503 $328,953 $376,659 $506,601 $583,105
Portfolio turnover rate ............................ 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.37 $11.15 $12.33 $12.76 $12.97
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.23 0.17 0.20
Net realized and unrealized gains (losses) ........... 0.03 0.21 (1.18) (0.43) (0.21)
Total from investment operations .................... 0.32 0.48 (0.95) (0.26) (0.01)
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.23) (0.17) (0.20)
Net asset value, end of year ....................... $11.40 $11.37 $11.15 $12.33 $12.76
Total return
d
................................... 2.84% 4.42% (7.73)% (2.05)% (0.10)%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.23% 1.23% 1.23% 1.23%
Net investment income ........................... 2.55% 2.43% 2.03% 1.36% 1.57%
Supplemental data
Net assets , end of year (000’s) ..................... $26,961 $38,418 $52,613 $81,058 $109,387
Portfolio turnover rate ............................ 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.26 $11.04 $12.21 $12.64 $12.84
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.35 0.31 0.27 0.29
Net realized and unrealized gains (losses) ........... 0.03 0.21 (1.17) (0.43) (0.20)
Total from investment operations .................... 0.40 0.56 (0.86) (0.16) 0.09
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.31) (0.27) (0.29)
Net asset value, end of year ....................... $11.29 $11.26 $11.04 $12.21 $12.64
Total return .................................... 3.59% 5.20% (7.06)% (1.28)% 0.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.54% 0.54% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.54% 0.53% 0.53% 0.53%
Net investment income ........................... 3.29% 3.18% 2.77% 2.10% 2.26%
Supplemental data
Net assets , end of year (000’s) ..................... $23,165 $18,009 $11,973 $16,571 $13,889
Portfolio turnover rate ............................ 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.25 $11.04 $12.21 $12.63 $12.83
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.34 0.31 0.26 0.28
Net realized and unrealized gains (losses) ........... 0.03 0.21 (1.18) (0.42) (0.20)
Total from investment operations .................... 0.39 0.55 (0.87) (0.16) 0.08
Less distributions from:
Net investment income .......................... (0.36) (0.34) (0.30) (0.26) (0.28)
Net asset value, end of year ....................... $11.28 $11.25 $11.04 $12.21 $12.63
Total return .................................... 3.55% 5.07% (7.11)% (1.34)% 0.63%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.59% 0.59% 0.58% 0.58%
Net investment income ........................... 3.24% 3.12% 2.71% 2.04% 2.22%
Supplemental data
Net assets , end of year (000’s) ..................... $139,196 $148,704 $197,029 $266,255 $244,156
Portfolio turnover rate ............................ 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,515,446
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,489,802
7,005,248
Minnesota 95.2%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 29,024,911
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,234,531
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 9,047,338
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,633,893
b
Becker Independent School District No. 726 , GO , 2022 A , 4.58%, 2/01/41 ......... 1,000,000 485,920
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 ..........
1,900,000 1,904,763
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 976,210
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,247,709
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 1,062,900
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ...................
1,050,000 999,190
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,731,467 4,223,399
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,461,355
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 359,703
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 753,271
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 819,564
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,222,778 9,435,445
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 16,190,618
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,522,272
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,774,205
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,321,268 5,967,283
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,734,518
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,326,289
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 10,044,740
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,572,517
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 6,083,283
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,512,098
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,428,571
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 9,815,000 10,016,144
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,901,195
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,113,669
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,911,123
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 6,000,000 5,817,980
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,781,422
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 2,000,000 2,097,609
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 7,310,000 7,217,878

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud, (continued)
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ $ 2,650,000 $ 2,674,955
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,279,719
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 1,051,348
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 .......................
13,340,000 13,536,957
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,004,353
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,605,754
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 837,080
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 .................
1,900,000 2,006,782
Cloquet Independent School District No. 94 , GO , 2015 B , Refunding , 5% , 2/01/32 ...
3,615,000 3,615,629
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,531,347
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 5,092,211
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 335,000 335,079
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 982,827
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,724,812
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,982,660
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,342,404
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 153,206
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 157,166
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 712,508
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 430,029
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 463,163
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/31 ........................................................ 450,000 496,241
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 557,051
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 668,487
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 543,833
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 441,885
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 413,484
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 385,258
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 408,971
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 253,501
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,520,009
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,824,647
b
GO , 2021 C , 4.29%, 2/01/29 ......................................... 1,870,000 1,582,953
b
GO , 2021 C , 4.37%, 2/01/30 ......................................... 1,275,000 1,030,682

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
b
GO , 2021 C , 4.45%, 2/01/31 ......................................... $ 1,325,000 $ 1,020,594
b
GO , 2021 C , 4.55%, 2/01/32 ......................................... 1,080,000 790,949
b
GO , 2021 C , 4.66%, 2/01/33 ......................................... 1,075,000 746,483
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........
2,000,000 2,072,074
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,244,732
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,964,473
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,245,201
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 4.18%, 2/01/38 .......................................... 4,685,000 2,744,347
GO , 2018 A , 4.33%, 2/01/39 .......................................... 4,685,000 2,579,862
GO , 2018 A , 4.47%, 2/01/40 .......................................... 4,685,000 2,422,622
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,064,664
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,209,439
Hopkins Independent School District No. 270 ,
GO , 2019 A , 3% , 2/01/33 ............................................ 5,640,000 5,573,296
GO , 2019 A , 3% , 2/01/34 ............................................ 2,450,000 2,413,218
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,308,796
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,264,108
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,893,589
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,190,779
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,367,517
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,485,625
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,976,862
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 2,870,000 2,960,855
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,148,890
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,187,094
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,719,756
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 5,326,484
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,448,879
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 129,556
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 597,323
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 738,668
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,858,763
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 262,991
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 246,778
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 363,859
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 223,466
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 865,401
St. Olaf College , Revenue , 8 N , Refunding , 4% , 10/01/35 .................... 500,000 503,181
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 757,169
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/37 .......... 750,000 755,029
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,359,447
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 4,243,169
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,484,426
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 761,520
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,896,827
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,100,717
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 990,000 998,958

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... $ 985,000 $ 994,538
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,675,000 1,674,994
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,229,055
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,784,512
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,747,464
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,152,050
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
3,795,000 3,261,901
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,975,682
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 4,343,029
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 19,059,898
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/41 .......
800,000 816,067
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............
4,920,000 4,925,639
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 3.37%, 2/01/27 ......................................... 10,545,000 9,893,023
GO , 2018 B , 3.43%, 2/01/28 ......................................... 13,055,000 11,827,389
GO , 2018 B , 3.69%, 2/01/30 ......................................... 9,010,000 7,537,254
GO , 2018 B , 3.79%, 2/01/31 ......................................... 5,310,000 4,259,009
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,063,869
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,004,944
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 503,035
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 451,439
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 415,082
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,983,457
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 5,000,851
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,077,126
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 4.44%, 2/01/36 ......................................... 3,000,000 1,856,144
GO , 2016 B , 4.5%, 2/01/37 .......................................... 2,820,000 1,659,549
GO , 2016 B , 4.57%, 2/01/38 ......................................... 5,220,000 2,910,719
GO , 2016 B , 4.69%, 2/01/39 ......................................... 3,020,000 1,583,524
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AGMC Insured , 4.25% , 12/01/44 .................. 395,000 396,249
Electric , Revenue , 2024 A , AGMC Insured , 4.5% , 12/01/53 ................... 335,000 335,202
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 8,181,027
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.45%, 1/01/26 .......................... 5,395,000 5,243,047
b
Revenue , 1994 A , NATL Insured , 3.54%, 1/01/27 .......................... 6,600,000 6,190,106
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,113,492
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,342,566
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,354,135
St. Cloud Independent School District No. 742 ,
COP , 2017 A , 4% , 2/01/38 ........................................... 1,000,000 1,000,091
GO , 2017 B , Refunding , 4% , 2/01/36 ................................... 2,500,000 2,530,508
GO , 2017 B , Refunding , 4% , 2/01/37 ................................... 2,250,000 2,277,457
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........
3,350,000 3,140,439
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 277,400

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Paul Port Authority, (continued)
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... $ 1,000,000 $ 1,021,173
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,041,317
State of Minnesota , GO , 2023 B , 4% , 8/01/43 ..............................
4,745,000 4,829,083
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 792,097
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,283,480
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,098,430
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,254,204
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,236,635
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,375,556
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,088,857
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,173,870
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,318,916
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 4.06%, 2/01/33 .......................................... 2,470,000 1,796,875
GO , 2020 A , 4.13%, 2/01/34 .......................................... 2,470,000 1,715,320
GO , 2020 A , 4.36%, 2/01/37 .......................................... 2,470,000 1,476,056
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,700,770
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,048,640
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,067,157
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,126,392
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 196,801
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 146,783
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 121,668
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 257,652
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 368,505
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 571,179
628,329,321
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,100,000 1,834,999
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,835,000
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,954,357
6,624,356
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,232,542
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,805,740
Wisconsin 0.3%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,748,835
Total Municipal Bonds (Cost $ 666,230,672 ) .....................................
648,746,042
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
Minnesota 0.7%
d
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 1.55% , 11/15/48 ..... $ 4,600,000 $ 4,600,000
Total Municipal Bonds (Cost $ 4,600,000 ) .......................................
4,600,000
Total Short Term Investments (Cost $ 4,600,000 ) .................................
4,600,000
a
Total Investments (Cost $ 670,830,672 ) 99.0% ...................................
$653,346,042
Other Assets, less Liabilities 1.0% .............................................
6,333,470
Net Assets 100.0% ...........................................................
$659,679,512
See Abbreviations on page 351 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $37,437,920, representing 5.7% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.47 $10.27 $11.48 $11.85 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.34 0.31 0.28 0.29
Net realized and unrealized gains (losses) ........... 0.02 0.20 (1.22) (0.37) (0.24)
Total from investment operations .................... 0.37 0.54 (0.91) (0.09) 0.05
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.30) (0.28) (0.29)
Net asset value, end of year ....................... $10.49 $10.47 $10.27 $11.48 $11.85
Total return
d
................................... 3.55% 5.34% (7.92)% (0.84)% 0.41%
Ratios to average net assets
Expenses
e
.................................... 0.82% 0.83% 0.82% 0.81% 0.81%
Net investment income ........................... 3.31% 3.30% 2.90% 2.33% 2.42%
Supplemental data
Net assets , end of year (000’s) ..................... $186,969 $180,411 $166,355 $208,059 $169,677
Portfolio turnover rate ............................ 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.46 $10.27 $11.48 $11.84 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.35 0.32 0.30 0.31
Net realized and unrealized gains (losses) ........... 0.03 0.19 (1.21) (0.36) (0.26)
Total from investment operations .................... 0.39 0.54 (0.89) (0.06) 0.05
Less distributions from:
Net investment income .......................... (0.36) (0.35) (0.32) (0.30) (0.30)
Net asset value, end of year ....................... $10.49 $10.46 $10.27 $11.48 $11.84
Total return
d
................................... 3.81% 5.40% (7.78)% (0.60)% 0.48%
Ratios to average net assets
Expenses
e
.................................... 0.67% 0.68% 0.67% 0.66% 0.66%
Net investment income ........................... 3.46% 3.44% 3.05% 2.49% 2.58%
Supplemental data
Net assets , end of year (000’s) ..................... $353,894 $399,059 $439,718 $588,698 $647,517
Portfolio turnover rate ............................ 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.57 $10.37 $11.60 $11.97 $12.21
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.29 0.26 0.23 0.24
Net realized and unrealized gains (losses) ........... 0.03 0.20 (1.23) (0.37) (0.24)
Total from investment operations .................... 0.33 0.49 (0.97) (0.14) —
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.26) (0.23) (0.24)
Net asset value, end of year ....................... $10.60 $10.57 $10.37 $11.60 $11.97
Total return
d
................................... 3.19% 4.87% (8.38)% (1.23)% 0.01%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.23% 1.22% 1.20% 1.21%
Net investment income ........................... 2.86% 2.83% 2.45% 1.91% 2.01%
Supplemental data
Net assets , end of year (000’s) ..................... $15,414 $23,851 $33,334 $52,654 $74,779
Portfolio turnover rate ............................ 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.47 $10.28 $11.49 $11.85 $12.10
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.37 0.34 0.31 0.32
Net realized and unrealized gains (losses) ........... 0.02 0.19 (1.22) (0.36) (0.25)
Total from investment operations .................... 0.40 0.56 (0.88) (0.05) 0.07
Less distributions from:
Net investment income .......................... (0.37) (0.37) (0.33) (0.31) (0.32)
Net asset value, end of year ....................... $10.50 $10.47 $10.28 $11.49 $11.85
Total return .................................... 3.94% 5.53% (7.65)% (0.47)% 0.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.55%
e
0.54%
e
0.52% 0.53%
e
Net investment income ........................... 3.59% 3.57% 3.17% 2.61% 2.70%
Supplemental data
Net assets , end of year (000’s) ..................... $31,167 $22,474 $20,620 $33,747 $30,329
Portfolio turnover rate ............................ 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.47 $10.27 $11.49 $11.85 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.36 0.33 0.31 0.32
Net realized and unrealized gains (losses) ........... 0.03 0.20 (1.22) (0.36) (0.24)
Total from investment operations .................... 0.40 0.56 (0.89) (0.05) 0.08
Less distributions from:
Net investment income .......................... (0.37) (0.36) (0.33) (0.31) (0.32)
Net asset value, end of year ....................... $10.50 $10.47 $10.27 $11.49 $11.85
Total return .................................... 3.91% 5.61% (7.77)% (0.50)% 0.66%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.58% 0.57% 0.56% 0.56%
Net investment income ........................... 3.56% 3.54% 3.15% 2.59% 2.68%
Supplemental data
Net assets , end of year (000’s) ..................... $79,685 $67,832 $70,684 $86,643 $85,456
Portfolio turnover rate ............................ 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
California 0.2%
a
Santa Barbara Secondary High School District , GO , 2011 A , 4.21%, 8/01/40 ....... $ 1,790,000 $ 948,206
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,544,000 4,938,248
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 603,015
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 6,300,000 5,127,432
10,668,695
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,748,263
Missouri 89.3%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,764,703
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,876,989
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 310,741
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,690,468
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 4,408,702
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 3,007,263
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,345,115
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,324,119
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,889,879
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,194,540
City of Bridgeton ,
Sales Tax , Revenue , 2021 A , Refunding , 2% , 12/01/32 ...................... 500,000 422,259
Sales Tax , Revenue , 2021 A , Refunding , 2.125% , 12/01/33 .................. 1,170,000 980,404
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 987,507
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,946,034
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,959,871
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,677,265
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,529,407
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,876,590
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,392,507
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,974,777
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,065,469
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 520,361
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,641,025
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,817,351
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,982,965
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,009,543
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 999,633
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 511,863
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 .....................
1,500,000 1,350,903
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,456,751
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. 5,000,000 5,035,522

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. $ 1,000,000 $ 1,026,363
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. 2,125,000 2,178,742
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,788,079
Airport , Revenue , 2024 A , AGMC Insured , 5.25% , 7/01/54 ................... 6,345,000 6,924,665
City of University City , COP , 2024 , 5% , 4/01/49 .............................
1,205,000 1,270,356
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,481,955
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,794,834
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 505,334
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 344,543
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,586,021
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,662,180
Curators of the University of Missouri (The) , Revenue , 2024 , Refunding , 5% , 11/01/34
7,500,000 8,817,893
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,013,868
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,315,781
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 894,664
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 893,426
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,650,334
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,300,042
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,115,786
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,062,366
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 10,166,192
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,760,890
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,232,816
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,833,787
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,861,205
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,938,199
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,641,121
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,648,720
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,996,094
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 4,004,578
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,588,246
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,061,107
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,783,141
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,742,243
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,063,503
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 9,374,711
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,117,405
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,820,332
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,000,848
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 4,010,049
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... 4,345,000 4,281,170
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/38 ...... 4,885,000 4,672,160
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,999,454

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... $ 1,000,000 $ 791,671
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,762,874
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,938,151
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,431,959
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,823,791
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,982,240
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,718,878
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,721,029
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 5,497,899
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,409,879
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,657,659
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 361,451
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 418,343
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 792,711
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 69,422
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 152,314
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 167,217
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,137,132
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 419,696
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,215,085
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,348,250
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 487,628
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 360,374
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,046,537
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,111,689
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,026,719
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,293,569
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 8,144,020
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,155,594
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,574,992
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 5% , 3/01/57 ....... 100,000 101,793
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ...........
4,000,000 3,933,556
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,252,561
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,344,034
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 964,916
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,871,474
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,854,838
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,203,372
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,605,895
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 786,139
Revenue , 2019 C , GNMA Insured , 3% , 11/01/44 ........................... 2,970,000 2,436,699
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,446,270
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,818,326
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,570,453
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,926,624
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,940,000 1,884,189
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,420,000 2,313,709
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,750,000 3,695,049

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission ,
Revenue , 2024 , Refunding , 5% , 1/01/34 ................................. $ 2,425,000 $ 2,750,195
MoPEP 1 Pool Fund , Revenue , 2018 , 5% , 12/01/43 ........................ 2,000,000 2,037,356
Prairie State Project , Revenue , 2016 A , Refunding , 5% , 12/01/40 .............. 22,950,000 23,336,051
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 4,999,373
Normandy Schools Collaborative ,
GO , 2021 B , 2% , 3/01/40 ............................................ 2,050,000 1,466,844
GO , 2021 B , 2% , 3/01/41 ............................................ 1,700,000 1,178,647
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 1,725,000 1,670,753
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,563,814
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,464,969
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,622,645
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 2,012,524
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,886,531
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,545,174
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,000,089
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 7,053,694
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,851,742
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 6,075,000 4,694,530
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,094,900
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,033,246
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,618,449
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 5,867,748
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,224,900
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,680,195
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 7,012,236
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 3,930,978
595,801,982
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,466,783
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,660,238
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,660,238
a,b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.409%, 6/01/52 .. 3,200,000 2,456,162
5,776,638
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,947,642
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 379,810
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,586,034
4,913,486

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,900,000 $ 1,633,764
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,582,279
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,439,419
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 4,825,000 3,052,991
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,538,173
7,612,862
U.S. Territories 2.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,978,837
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,755,768
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,397,088
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 6,025,290
9,178,146
Total U.S. Territories .................................................................... 15,156,983
Total Municipal Bonds (Cost $ 666,794,046 ) .....................................
646,727,662
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 666,794,046 ) ...............................
646,918,264
a
a a a a
Short Term Investments 1.0%
Principal
Amount
Municipal Bonds 1.0%
Missouri 1.0%
e
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University , Revenue , 2008 B-1 , LOC Barclays Bank plc , Daily VRDN and
Put , 1.6% , 10/01/35 .............................................. 1,000,000 1,000,000
Washington University (The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.6% , 3/01/40 .................................. 1,800,000 1,800,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 1.45% , 3/01/40 .............................................. 2,700,000 2,700,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
e
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 1.45% , 2/15/33 .............................................. $ 1,350,000 $ 1,350,000
6,850,000
Total Municipal Bonds (Cost $ 6,850,000 ) .......................................
6,850,000
Total Short Term Investments (Cost $ 6,850,000 ) .................................
6,850,000
a
Total Investments (Cost $ 673,644,046 ) 98.0% ...................................
$653,768,264
Other Assets, less Liabilities 2.0% .............................................
13,361,296
Net Assets 100.0% ...........................................................
$667,129,560
See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
The rate shown represents the yield at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $25,894,553, representing 3.9% of net assets.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

0
a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.36 $10.11 $11.18 $11.46 $11.77
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.28 0.27 0.29
Net realized and unrealized gains (losses) ........... 0.01 0.25 (1.08) (0.28) (0.32)
Total from investment operations .................... 0.32 0.55 (0.80) (0.01) (0.03)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.27) (0.27) (0.28)
Net asset value, end of year ....................... $10.37 $10.36 $10.11 $11.18 $11.46
Total return
d
................................... 3.10% 5.55% (7.13)% (0.18)% (0.18)%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.83% 0.83% 0.82% 0.82%
Net investment income ........................... 2.95% 2.97% 2.68% 2.30% 2.50%
Supplemental data
Net assets , end of year (000’s) ..................... $139,583 $131,477 $120,101 $141,419 $118,815
Portfolio turnover rate ............................ 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $10.10 $11.16 $11.45 $11.76
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.32 0.29 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.01 0.25 (1.06) (0.29) (0.31)
Total from investment operations .................... 0.33 0.57 (0.77) (0.01) (0.01)
Less distributions from:
Net investment income .......................... (0.32) (0.32) (0.29) (0.28) (0.30)
Net asset value, end of year ....................... $10.36 $10.35 $10.10 $11.16 $11.45
Total return
d
................................... 3.26% 5.71% (6.91)% (0.11)% (0.03)%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.68% 0.68% 0.67% 0.67%
Net investment income ........................... 3.10% 3.12% 2.83% 2.45% 2.67%
Supplemental data
Net assets , end of year (000’s) ..................... $304,010 $340,681 $372,268 $464,256 $516,756
Portfolio turnover rate ............................ 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.49 $10.23 $11.31 $11.60 $11.92
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.26 0.23 0.22 0.24
Net realized and unrealized gains (losses) ........... 0.01 0.26 (1.08) (0.29) (0.32)
Total from investment operations .................... 0.27 0.52 (0.85) (0.07) (0.08)
Less distributions from:
Net investment income .......................... (0.26) (0.26) (0.23) (0.22) (0.24)
Net asset value, end of year ....................... $10.50 $10.49 $10.23 $11.31 $11.60
Total return
d
................................... 2.64% 5.15% (7.51)% (0.66)% (0.66)%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.23% 1.23% 1.22% 1.22%
Net investment income ........................... 2.51% 2.52% 2.23% 1.87% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $19,978 $30,725 $40,433 $58,632 $87,934
Portfolio turnover rate ............................ 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.36 $10.11 $11.17 $11.46 $11.77
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.31 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.01 0.25 (1.07) (0.29) (0.31)
Total from investment operations .................... 0.35 0.58 (0.76) 0.01 0.01
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.30) (0.30) (0.32)
Net asset value, end of year ....................... $10.37 $10.36 $10.11 $11.17 $11.46
Total return .................................... 3.40% 5.86% (6.77)% 0.03% 0.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.54% 0.54% 0.53% 0.53%
Net investment income ........................... 3.24% 3.27% 2.98% 2.59% 2.80%
Supplemental data
Net assets , end of year (000’s) ..................... $51,712 $41,529 $37,543 $35,920 $32,012
Portfolio turnover rate ............................ 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.36 $10.11 $11.17 $11.46 $11.77
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.33 0.30 0.30 0.31
Net realized and unrealized gains (losses) ........... 0.01 0.25 (1.06) (0.29) (0.31)
Total from investment operations .................... 0.34 0.58 (0.76) 0.01 —
Less distributions from:
Net investment income .......................... (0.33) (0.33) (0.30) (0.30) (0.31)
Net asset value, end of year ....................... $10.37 $10.36 $10.11 $11.17 $11.46
Total return .................................... 3.36% 5.81% (6.81)% (0.01)% 0.07%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.58% 0.59% 0.57% 0.57%
Net investment income ........................... 3.20% 3.22% 2.97% 2.55% 2.76%
Supplemental data
Net assets , end of year (000’s) ..................... $245,037 $195,406 $191,534 $103,449 $94,236
Portfolio turnover rate ............................ 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 3.3%
Capital Markets 3.3%
Vanguard Tax-Exempt Bond Index ETF ................................... 496,425 $ 25,148,890
Total Management Investment Companies (Cost $ 25,104,113 ) ....................
25,148,890
Principal
Amount
a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,600,000 1,636,115
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,636,115
Municipal Bonds 92.7%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,137,215
Delaware 2.0%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,258,214
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,722,730
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,435,944
15,416,888
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,040,385
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 603,015
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 5,450,000 4,435,635
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 3,650,000 3,321,500
12,400,535
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,240,891
New Jersey 75.9%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,500,000 1,481,544
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 263,646
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 3,011,391
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,819,208
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,233,682
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AGMC Insured , 4% , 11/01/44 .................. 1,350,000 1,292,061
Revenue , 2024 B , AGMC Insured , 5% , 11/01/42 ........................... 1,200,000 1,302,781
Revenue , 2024 B , AGMC Insured , 5% , 11/01/43 ........................... 825,000 890,123
Revenue , 2024 B , AGMC Insured , 5% , 11/01/44 ........................... 950,000 1,020,224
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5% , 11/15/42 ......... 1,000,000 1,096,471
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5.375% , 11/15/52 ..... 1,500,000 1,672,201
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% , 11/15/62 ......... 1,000,000 1,155,063
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 998,905
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,043,375

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Cumberland County Improvement Authority (The), (continued)
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ $ 1,020,000 $ 1,062,763
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,113,044
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,883,690
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,633,678
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,428,833
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,352,369
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 392,774
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 508,201
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,509,083
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 771,673
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 716,741
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 611,560
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,142,905
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,161,688
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,285,047
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,007,214
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,078,898
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2024 C , AGMC Insured ,
5.25% , 10/15/54 ................................................... 1,500,000 1,645,418
Middlesex County Improvement Authority , Rutgers The State University of New Jersey ,
Revenue , 2023 A , 5% , 8/15/53 ........................................ 1,050,000 1,127,820
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,168,559
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,104,452
New Jersey Economic Development Authority ,
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,616,487
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,382,606
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 13,625,000 13,799,405
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 646,253
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 602,301
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,478,536
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AGMC
Insured , 5% , 6/01/42 .............................................. 6,000,000 6,098,512
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,699,280
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,235,618
State of New Jersey , Revenue , 2015 WW , Pre-Refunded , 5% , 6/15/37 .......... 4,760,000 4,790,772
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,514,482
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,216,511
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,251,622
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/34 ...... 2,205,000 2,216,818
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/35 ...... 5,000,000 5,026,509
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,155,378
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/35 ....... 2,245,000 2,255,746
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/36 ....... 1,210,000 1,215,589
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,130,123

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/44 ........................................................ $ 1,000,000 $ 1,098,173
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AGMC Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,110,914
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 401,506
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,304,273
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,992,888
Seton Hall University , Revenue , 2020 C , AGMC Insured , 3.25% , 7/01/49 ........ 1,150,000 959,571
Seton Hall University , Revenue , 2020 C , AGMC Insured , 4% , 7/01/50 ........... 1,850,000 1,811,938
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 2,040,552
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,130,791
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 330,000 342,350
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,650,187
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,310,000 9,493,183
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,143,526
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,136,787
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,773,482
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 5,012,977
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 13,500,000 14,900,806
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 135,000 135,117
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 10,006,420
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 768,776
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 813,966
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,345,688
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,634,924
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,172,985
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,266,860
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,570,655
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,169,827
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,555,857
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,900,770
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,109,591
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,027,441
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 4,024,159
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,228,709
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,533,175
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 2,930,000 2,777,539
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,572,236
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 2,990,449
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 3,075,506
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 2,027,277
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,770,000 3,557,302
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 1,061,813
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 410,856
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,828,690
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,257,900

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ $ 8,020,000 $ 6,214,359
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,313,650
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,585,399
New Jersey Infrastructure Bank , Revenue , 2024 A-W1 , 5% , 9/01/49 .............
2,000,000 2,196,239
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,025,682
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AGMC Insured , 3.49%, 12/15/33 ........ 10,000,000 7,373,799
c
State of New Jersey , Revenue , 2009 A , 3.52%, 12/15/32 .................... 10,000,000 7,618,360
c
State of New Jersey , Revenue , 2009 A , 3.82%, 12/15/36 .................... 500,000 320,007
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 3.94%, 12/15/39 ......... 10,000,000 5,615,026
c
State of New Jersey , Revenue , 2010 A , 3.3%, 12/15/29 ..................... 5,000,000 4,274,453
c
State of New Jersey , Revenue , 2010 A , 4.12%, 12/15/40 .................... 4,750,000 2,494,220
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,851,808
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 1,500,000 1,577,674
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,529,163
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,971,288
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,360,166
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 7,098,628
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,485,072
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,455,927
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,790,870
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,156,033
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,226,242
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/55 .................... 5,000,000 5,388,571
New Jersey Turnpike Authority ,
Revenue , 2017 A , 5% , 1/01/34 ........................................ 10,005,000 10,331,892
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 15,245,000 15,857,799
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,996,761
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 16,062,661
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,941,412
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,143,149
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,495,566
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,198,215
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 615,980
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 648,129
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 637,472
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 588,156
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 19,350,975
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 190,000 193,651
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 696,729
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,029,991
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,034,758
e
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 715,000 723,751
e
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 1,000,000 1,013,586
e
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 625,000 637,905
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,825,000
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,997,103
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 5,000,000 5,106,751

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
South Jersey Transportation Authority, (continued)
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... $ 5,540,000 $ 5,889,972
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,371,924
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,809,890
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,359,187
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,343,675
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ...........
5,500,000 5,541,654
576,814,355
New York 1.9%
Port Authority of New York & New Jersey ,
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,663,690
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,483,432
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 5,000,000 5,353,782
14,500,904
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,095,404
Pennsylvania 6.8%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........
19,500,000 20,043,469
Delaware River Port Authority ,
Revenue , 2013 , 5% , 1/01/37 ......................................... 10,000,000 10,008,960
Revenue , 2018 A , 5% , 1/01/37 ........................................ 3,285,000 3,502,981
Revenue , 2018 A , 5% , 1/01/38 ........................................ 5,050,000 5,379,015
Revenue , 2018 A , 5% , 1/01/39 ........................................ 2,300,000 2,454,240
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,181,598
51,570,263
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,500,000 1,310,714
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,500,000 1,310,714
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 844,102
3,465,530
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,947,642
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,181,966
4,129,608
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,203,826
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,249,168
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 3,225,000 2,040,600
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 2,050,898
5,340,666

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.9%
Guam 0.3%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43
$ 1,000,000 $ 1,052,097
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
850,000 877,722
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 ..............
500,000 542,903
2,472,722
Puerto Rico 1.6%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,203,955
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,895,733
12,099,688
Total U.S. Territories .................................................................... 14,572,410
Total Municipal Bonds (Cost $ 716,065,059 ) .....................................
704,888,495
Shares
Escrows and Litigation Trusts 0.1%
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,528
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
160,528
Total Long Term Investments (Cost $ 742,769,172 ) ...............................
731,834,028
a
a a a a
Short Term Investments 2.3%
Principal
Amount
Municipal Bonds 2.3%
New Jersey 2.3%
g
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.15% , 7/01/43 ................................. 800,000 800,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.15% , 7/01/43 ................................. 16,885,000 16,885,000
17,685,000
Total Municipal Bonds (Cost $ 17,685,000 ) ......................................
17,685,000
Total Short Term Investments (Cost $ 17,685,000 ) ................................
17,685,000
a
Total Investments (Cost $ 760,454,172 ) 98.6% ...................................
$749,519,028
Other Assets, less Liabilities 1.4% .............................................
10,801,120
Net Assets 100.0% ...........................................................
$760,320,148

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $27,753,731, representing 3.7% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Non-income producing.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.51 $10.25 $11.31 $11.62 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.24 0.21 0.27
Net realized and unrealized gains (losses) ........... 0.04 0.25 (1.07) (0.31) (0.23)
Total from investment operations .................... 0.32 0.52 (0.83) (0.10) 0.04
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.23) (0.21) (0.26)
Net asset value, end of year ....................... $10.55 $10.51 $10.25 $11.31 $11.62
Total return
d
................................... 3.10% 5.21% (7.31)% (0.89)% 0.38%
Ratios to average net assets
Expenses
e
.................................... 0.85% 0.85% 0.84% 0.82% 0.81%
Net investment income ........................... 2.68% 2.61% 2.26% 1.81% 2.27%
Supplemental data
Net assets , end of year (000’s) ..................... $130,712 $134,364 $133,789 $167,474 $145,847
Portfolio turnover rate ............................ 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.25 $11.31 $11.62 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.25 0.23 0.29
Net realized and unrealized gains (losses) ........... 0.05 0.25 (1.06) (0.31) (0.23)
Total from investment operations .................... 0.35 0.53 (0.81) (0.08) 0.06
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.25) (0.23) (0.28)
Net asset value, end of year ....................... $10.55 $10.50 $10.25 $11.31 $11.62
Total return
d
................................... 3.36% 5.27% (7.17)% (0.65)% 0.44%
Ratios to average net assets
Expenses
e
.................................... 0.70% 0.70% 0.69% 0.67% 0.67%
Net investment income ........................... 2.82% 2.75% 2.41% 1.97% 2.44%
Supplemental data
Net assets , end of year (000’s) ..................... $260,291 $293,654 $339,756 $462,916 $521,406
Portfolio turnover rate ............................ 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.68 $10.42 $11.49 $11.81 $12.04
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.22 0.19 0.17 0.22
Net realized and unrealized gains (losses) ........... 0.05 0.26 (1.07) (0.33) (0.23)
Total from investment operations .................... 0.29 0.48 (0.88) (0.16) (0.01)
Less distributions from:
Net investment income .......................... (0.24) (0.22) (0.19) (0.16) (0.22)
Net asset value, end of year ....................... $10.73 $10.68 $10.42 $11.49 $11.81
Total return
d
................................... 2.73% 4.70% (7.66)% (1.36)% (0.11)%
Ratios to average net assets
Expenses
e
.................................... 1.24% 1.24% 1.23% 1.21% 1.21%
Net investment income ........................... 2.22% 2.15% 1.81% 1.40% 1.87%
Supplemental data
Net assets , end of year (000’s) ..................... $15,741 $21,453 $27,303 $42,794 $63,485
Portfolio turnover rate ............................ 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.24 $11.30 $11.61 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.27 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.05 0.25 (1.07) (0.31) (0.23)
Total from investment operations .................... 0.36 0.55 (0.80) (0.06) 0.07
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.26) (0.25) (0.30)
Net asset value, end of year ....................... $10.55 $10.50 $10.24 $11.30 $11.61
Total return .................................... 3.51% 5.52% (7.05)% (0.60)% 0.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.56% 0.54% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.56% 0.56%
e
0.55% 0.53% 0.53%
Net investment income ........................... 2.99% 2.89% 2.56% 2.10% 2.56%
Supplemental data
Net assets , end of year (000’s) ..................... $50,507 $28,442 $20,233 $23,000 $17,426
Portfolio turnover rate ............................ 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.25 $11.31 $11.62 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.26 0.24 0.30
Net realized and unrealized gains (losses) ........... 0.05 0.25 (1.06) (0.31) (0.23)
Total from investment operations .................... 0.36 0.54 (0.80) (0.07) 0.07
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.26) (0.24) (0.29)
Net asset value, end of year ....................... $10.55 $10.50 $10.25 $11.31 $11.62
Total return .................................... 3.46% 5.37% (7.08)% (0.64)% 0.63%
Ratios to average net assets
Expenses
d
.................................... 0.60% 0.60% 0.59% 0.57% 0.57%
Net investment income ........................... 2.93% 2.86% 2.52% 2.06% 2.53%
Supplemental data
Net assets , end of year (000’s) ..................... $153,971 $112,197 $115,439 $132,919 $121,041
Portfolio turnover rate ............................ 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 2.0%
Capital Markets 2.0%
Vanguard Tax-Exempt Bond Index ETF ................................... 238,284 $ 12,071,468
Total Management Investment Companies (Cost $ 12,049,974 ) ....................
12,071,468
Principal
Amount
a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,600,000 1,636,115
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,636,115
Municipal Bonds 94.5%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 2,011,996
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,168,651
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,064,144
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 5,400,000 4,394,941
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 3,750,000 3,412,500
13,040,236
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 512,674
State of Illinois ,
GO , 2016 , 5% , 11/01/34 ............................................. 1,100,000 1,124,989
GO , 2021 A , 5% , 3/01/33 ............................................ 2,000,000 2,185,956
3,823,619
New Jersey 1.1%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/41 ................................................. 1,000,000 1,000,900
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,998,902
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 386,274
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,051,634
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 314,278
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 1,000,000 969,096
6,721,084
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,494,242
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,904,498
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,982,597
9,381,337
North Carolina 82.5%
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,157,112
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,320,005

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... $ 2,000,000 $ 1,980,529
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,635,402
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,256,764
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,546,043
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,238,920
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/39 ......................... 6,000,000 6,146,497
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 9,189,769
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,435,737
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,829,993
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,556,379
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,215,922
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 367,834
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,927,882
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,332,994
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,028,745
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,478,609
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,630,292
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,781,327
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,983,691
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 9,305,000 9,245,223
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ......
10,000,000 9,936,135
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,601,855
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 397,600
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 346,525
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 533,760
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 222,903
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 391,792
County of Durham ,
GO , 2019 , 4% , 6/01/36 ............................................. 500,000 514,591
GO , 2019 , 4% , 6/01/37 ............................................. 450,000 461,357
GO , 2019 , 4% , 6/01/39 ............................................. 700,000 714,601
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 1,005,366
County of Guilford ,
GO , 2017 B , 4% , 5/01/33 ............................................ 5,000,000 5,075,007
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 5,061,903
e
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,499,536
e
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 3,040,431
e
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 4,986,153
e
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 4,183,292
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,118,146
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 368,999
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 417,555
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ...........................
5,000,000 4,986,091
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,754,995
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,283,636
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,334,505

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ $ 7,870,000 $ 8,540,837
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,312,252
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,708,171
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,638,083
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43
1,000,000 1,076,506
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,700,000 1,714,256
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 413,199
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 521,425
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 578,187
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,967,094
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,969,606
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,057,039
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,755,792
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 724,597
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 350,430
Duke University , Revenue , 2015 B , Pre-Refunded , 5% , 10/01/41 .............. 13,585,000 13,761,386
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,565,637
Duke University , Revenue , 2016 B , Refunding , 4% , 10/01/44 ................. 5,085,000 5,087,780
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 13,000,000 13,286,950
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,036,916
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,254,777
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,291,441
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/38 .............. 5,500,000 5,536,589
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/39 .............. 2,500,000 2,513,920
Wake Forest University , Revenue , 2018 , 4% , 1/01/48 ....................... 10,000,000 9,695,812
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,843,482
North Carolina Central University ,
Revenue , 2019 , AGMC Insured , 5% , 4/01/44 ............................. 1,575,000 1,632,335
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 905,977
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,767,016
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,395,000 5,637,552
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 647,117
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,534,263
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,103,762
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,990,522
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,714,922
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,161,981
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,389,537
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,870,949
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 862,327
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,059,515
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,794,497
Caromont Health Obligated Group , Revenue , 2021 A , 4% , 2/01/36 ............. 1,675,000 1,710,645
Duke University Health System, Inc. , Revenue , 2016 D , Refunding , 4% , 6/01/42 ... 7,000,000 7,003,935
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,635,001
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 835,177
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 180,000 179,681
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 184,102
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 861,100
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,478,078
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,421,962
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,542,943

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... $ 20,000,000 $ 20,040,076
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,986,852
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 6,190,607
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,113,329
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 5,065,993
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 949,741
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,964,385
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,087,857
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,884,610
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 926,666
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,496,775
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,204,063
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,431,849
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,903,615
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 780,111
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 774,159
Vidant Health Obligated Group , Revenue , 2015 , Refunding , 5% , 6/01/40 ........ 5,000,000 5,009,890
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,259,173
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 125,499
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 306,085
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 465,419
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 519,463
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 369,043
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,571,481
Revenue, Senior Lien , 2017 , Refunding , AGMC Insured , 5% , 1/01/31 ........... 1,000,000 1,030,362
Revenue, Senior Lien , 2019 , AGMC Insured , 5% , 1/01/49 ................... 2,000,000 2,060,117
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,658,256
Revenue, Senior Lien , 2024 A , AGMC Insured , 5% , 1/01/58 .................. 3,000,000 3,172,142
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/35 .............. 1,300,000 1,448,509
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,941,634
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,958,575
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,379,490
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,646,744
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,386,778
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,165,593
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/33 ........................................................ 4,625,000 4,713,060
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 9,815,000 9,879,302
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 551,812
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,734,499
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,013,531
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........
2,320,000 2,602,888
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 ..........
2,500,000 2,448,983
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,437,761
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,658,255
University of North Carolina at Charlotte (The) ,
Revenue , 2017 , 5% , 10/01/47 ........................................ 5,000,000 5,119,062
Revenue , 2017 A , Refunding , 4% , 10/01/40 .............................. 2,250,000 2,252,402

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The), (continued)
Revenue , 2020 A , Refunding , 4% , 10/01/40 .............................. $ 290,000 $ 292,348
University of North Carolina at Greensboro ,
Revenue , 2017 , Refunding , 4% , 4/01/35 ................................. 1,205,000 1,221,309
Revenue , 2017 , Refunding , 4% , 4/01/36 ................................. 1,000,000 1,013,192
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,007,879
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,044
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ......
2,685,000 2,630,730
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 950,749
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,792,079
504,404,289
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,600,000 1,398,095
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,600,000 1,398,095
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,110,255
4,906,445
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 196,191
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 194,697
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,262,779
2,653,667
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,375,802
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,332,446
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 7,965,000 5,039,808
6,372,254
U.S. Territories 3.8%
Guam 0.9%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 799,895
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 416,697
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 284,898
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 676,391
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,309,529
5,487,410
Puerto Rico 2.9%
Commonwealth of Puerto Rico ,
f
GO , FRN , 0% , 11/01/43 ............................................. 96,418 60,744
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 27,046
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,412
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,596
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,614

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 4% , 7/01/35 .......................................... $ 21,054 $ 21,123
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,976
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 23,680
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 23,318
c
GO , 2022 A-1 , 4.16%, 7/01/33 ........................................ 30,143 21,385
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,500,000 1,504,943
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 471,664
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 201,023
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 12,890,000 12,944,331
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,995,006
17,390,861
Total U.S. Territories .................................................................... 22,878,271
Total Municipal Bonds (Cost $ 594,251,938 ) .....................................
577,569,000
Shares
Escrows and Litigation Trusts 0.0%
†
a ,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
167,437
Total Long Term Investments (Cost $ 607,901,912 ) ...............................
591,444,020
a
a a a a
Short Term Investments 1.6%
Principal
Amount
Municipal Bonds 1.6%
North Carolina 1.6%
h
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.65% , 1/15/48 ................................. 9,000,000 9,000,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.65% , 1/15/48 ................................. 800,000 800,000
9,800,000
Total Municipal Bonds (Cost $ 9,800,000 ) .......................................
9,800,000
Total Short Term Investments (Cost $ 9,800,000 ) .................................
9,800,000
a
Total Investments (Cost $ 617,701,912 ) 98.4% ...................................
$601,244,020
Other Assets, less Liabilities 1.6% .............................................
9,977,218
Net Assets 100.0% ...........................................................
$611,221,238

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $22,390,770, representing 3.7% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
The coupon rate shown represents the rate at period end.
g
Non-income producing.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.50 $11.29 $12.54 $12.90 $13.20
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.34 0.31 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.26) (0.36) (0.30)
Total from investment operations .................... 0.38 0.55 (0.95) (0.11) —
Less distributions from:
Net investment income .......................... (0.36) (0.34) (0.30) (0.25) (0.30)
Net asset value, end of year ....................... $11.52 $11.50 $11.29 $12.54 $12.90
Total return
d
................................... 3.34% 4.96% (7.57)% (0.90)% 0.02%
Ratios to average net assets
Expenses
e
.................................... 0.81% 0.81% 0.81% 0.81% 0.80%
Net investment income ........................... 3.10% 3.01% 2.66% 1.94% 2.31%
Supplemental data
Net assets , end of year (000’s) ..................... $259,588 $261,839 $269,364 $315,516 $261,661
Portfolio turnover rate ............................ 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.49 $11.28 $12.54 $12.90 $13.20
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.36 0.32 0.27 0.33
Net realized and unrealized gains (losses) ........... 0.03 0.21 (1.26) (0.36) (0.31)
Total from investment operations .................... 0.40 0.57 (0.94) (0.09) 0.02
Less distributions from:
Net investment income .......................... (0.38) (0.36) (0.32) (0.27) (0.32)
Net asset value, end of year ....................... $11.51 $11.49 $11.28 $12.54 $12.90
Total return
d
................................... 3.50% 5.12% (7.51)% (0.75)% 0.17%
Ratios to average net assets
Expenses
e
.................................... 0.66% 0.66% 0.66% 0.66% 0.65%
Net investment income ........................... 3.25% 3.16% 2.80% 2.10% 2.49%
Supplemental data
Net assets , end of year (000’s) ..................... $492,750 $559,066 $628,747 $850,932 $929,798
Portfolio turnover rate ............................ 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.65 $11.44 $12.71 $13.08 $13.38
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.26 0.20 0.25
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.28) (0.37) (0.30)
Total from investment operations .................... 0.33 0.50 (1.02) (0.17) (0.05)
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.25) (0.20) (0.25)
Net asset value, end of year ....................... $11.67 $11.65 $11.44 $12.71 $13.08
Total return
d
................................... 2.88% 4.47% (8.00)% (1.36)% (0.37)%
Ratios to average net assets
Expenses
e
.................................... 1.20% 1.20% 1.20% 1.20% 1.20%
Net investment income ........................... 2.65% 2.55% 2.20% 1.52% 1.92%
Supplemental data
Net assets , end of year (000’s) ..................... $34,844 $54,356 $78,486 $125,479 $169,258
Portfolio turnover rate ............................ 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.51 $11.30 $12.55 $12.91 $13.22
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.37 0.34 0.29 0.34
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.25) (0.36) (0.31)
Total from investment operations .................... 0.41 0.58 (0.91) (0.07) 0.03
Less distributions from:
Net investment income .......................... (0.39) (0.37) (0.34) (0.29) (0.34)
Net asset value, end of year ....................... $11.53 $11.51 $11.30 $12.55 $12.91
Total return .................................... 3.63% 5.26% (7.29)% (0.61)% 0.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.54% 0.53% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.53% 0.53%
e
0.52% 0.52% 0.51%
Net investment income ........................... 3.39% 3.31% 2.94% 2.23% 2.59%
Supplemental data
Net assets , end of year (000’s) ..................... $22,877 $20,781 $14,734 $21,433 $16,977
Portfolio turnover rate ............................ 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.50 $11.30 $12.55 $12.91 $13.21
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.37 0.33 0.29 0.34
Net realized and unrealized gains (losses) ........... 0.03 0.20 (1.25) (0.37) (0.30)
Total from investment operations .................... 0.42 0.57 (0.92) (0.08) 0.04
Less distributions from:
Net investment income .......................... (0.39) (0.37) (0.33) (0.28) (0.34)
Net asset value, end of year ....................... $11.53 $11.50 $11.30 $12.55 $12.91
Total return .................................... 3.60% 5.22% (7.33)% (0.65)% 0.27%
Ratios to average net assets
Expenses
d
.................................... 0.56% 0.56% 0.56% 0.56% 0.55%
Net investment income ........................... 3.35% 3.25% 2.89% 2.20% 2.58%
Supplemental data
Net assets , end of year (000’s) ..................... $181,308 $182,390 $209,487 $299,002 $295,666
Portfolio turnover rate ............................ 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 3,200,000 $ 3,272,230
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,272,230
Municipal Bonds 99.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,449,386
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,144,903
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,560,745
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 10,800,000 8,789,882
18,495,530
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 2,010,177
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
750,000 690,774
Ohio 92.7%
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 ..............
3,000,000 3,126,570
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,003,228
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 4,500,000 4,544,080
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,408,237
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,062,973
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,866,539
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,650,997
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,463,085
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,001,650
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,572,709
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,272,179
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,682,325
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,401,896
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,237,758
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
1,045,000 1,068,519
Brooklyn City School District ,
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/38 ........................ 1,905,000 1,973,937
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ........................ 9,000,000 9,237,280
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 183,528
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 192,494
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 200,887
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 204,961
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 213,214
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 216,146

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ $ 240,000 $ 227,724
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 229,850
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.54%, 12/01/32 ............................... 3,955,000 3,013,071
GO , 2005 , NATL Insured , 3.63%, 12/01/33 ............................... 2,000,000 1,459,299
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,934,870
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,893,199
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,995,891
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,136,073
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,057
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 963,446
Water Pollution Control , Revenue , 2016 , 5% , 11/15/41 ...................... 2,000,000 2,018,287
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,420,704
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,484,558
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,194,954
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,064,112
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,134,734
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,015,168
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,039,703
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,214,827
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,563,822
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,769,118
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/37 1,000,000 1,014,588
c
Division of Public Power , Revenue , B-2 , NATL Insured , 4.51%, 11/15/38 ......... 10,000,000 5,427,428
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 101,495
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 706,006
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 100,231
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 462,036
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,774,688
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,493,380
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,150,921
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/55 ...
5,000,000 5,364,892
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 665,338
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,533,656
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 1,008,072
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 4,948,921
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 5,034,204
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,035,839
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 782,776
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 4,922,179

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin, (continued)
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... $ 5,000 $ 5,330
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,175,272
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,660
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,796,392
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,660
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 15,990
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,330
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,242,518
OhioHealth Obligated Group , Revenue , 2015 , 5% , 5/15/33 ................... 3,290,000 3,301,552
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,246,487
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,572,689
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 12,022,078
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,593,748
County of Hamilton , TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 .....
5,000,000 5,099,307
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,029,668
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,121,048
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 600,000 609,571
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,107,456
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,818,409
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................
1,635,000 1,720,899
County of Muskingum , GO , 2024 , 4% , 12/01/54 .............................
1,000,000 961,593
County of Perry , GO , 2023 , 5% , 12/01/61 .................................
1,500,000 1,476,546
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 4,007,275
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,342,982
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,131,822
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 2,057,896
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,392,841
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,559,371
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 370,000 322,481
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,201,313
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,010,334
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 9,852,204
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,233,964
GO , 2024 B , 5% , 12/01/53 ........................................... 2,100,000 2,247,267
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,622,994
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,129,191
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,215,112
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,057,452
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,778,105
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,708,118
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,090,857
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 4,009,696
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 .
2,000,000 2,087,932
d
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,188,955
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,810,610
Little Miami Local School District ,
GO , 2018 A , 5% , 11/01/43 ........................................... 1,000,000 1,009,167

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Little Miami Local School District, (continued)
GO , 2018 A , 5% , 11/01/48 ........................................... $ 2,460,000 $ 2,479,656
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 10,733,617
Miami University ,
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,090,731
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,114,990
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 20,684,908
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 126,203
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 103,836
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 116,293
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 412,376
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,039,821
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,650,416
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,705,328
e
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 734,393
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 575,982
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,129,180
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,864,202
d
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2009 C ,
Mandatory Put , 1.5% , 11/04/25 ....................................... 2,000,000 1,955,103
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 5,053,716
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,171,794
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,082,296
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,059,888
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,222,557
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,180,332
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 315,912
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,508,522
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,182,170
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 957,772
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,585,207
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 1,046,166
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,356,620
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,823,510
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,391,981
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 3,940,639
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,280,629
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,749,282
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,129,796
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,496,800
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 2,000,000 2,108,897
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/54 ................ 4,750,000 4,958,020
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 397,974
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,377,662
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,975,000 10,088,955
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,500,000 7,589,780
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,609,080
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ...................
10,020,000 9,713,956
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 19,600,000 20,243,039

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, (continued)
Revenue , 2018 A , 5% , 2/15/46 ........................................ $ 13,750,000 $ 14,107,132
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 3.95%, 2/15/38 ................ 3,665,000 2,207,965
c
Revenue, Junior Lien , 2013 A-2 , 4.43%, 2/15/43 ........................... 10,485,000 4,769,422
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ...................
7,000,000 7,186,070
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,373,035
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,404,950
Revenue , 2021 , 5% , 6/01/46 ......................................... 10,555,000 11,277,538
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 11,148,401
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,549,323
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,147,182
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,479,422
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 4,200,000 4,662,690
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 6,575,000 7,264,957
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,650,730
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,566,582
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,067,306
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/53 ............... 1,000,000 1,063,979
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/58 ............... 1,000,000 1,061,652
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/63 ............... 1,000,000 1,061,652
c
Princeton City School District ,
GO , 2014 , Refunding , 4.31%, 12/01/40 ................................. 6,000,000 3,064,491
GO , 2014 , Refunding , 4.43%, 12/01/41 ................................. 6,000,000 2,877,179
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,738,677
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,485,002
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,155,164
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,976,667
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,539,788
GO , V , 5% , 5/01/34 ................................................ 4,000,000 4,241,678
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,238,305
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 979,487
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,538,923
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,310,176
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 5,070,595
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,395,095
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,874,320
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,750,678
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,332,574
f
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,997,858
f
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,817,831
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 370,000 323,855
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,156,925
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,540,704
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,621,105
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 4,509,372

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
$ 2,200,000 $ 2,211,666
University of Akron (The) ,
Revenue , 2015 A , Refunding , 5% , 1/01/31 ............................... 4,365,000 4,371,327
Revenue , 2016 A , Refunding , BAM Insured , 5% , 1/01/34 .................... 6,000,000 6,111,914
Revenue , 2016 A , Refunding , 5% , 1/01/36 ............................... 10,065,000 10,243,106
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 8,000,000 8,132,196
Revenue , 2018 A , Refunding , 5% , 1/01/42 ............................... 5,725,000 5,906,720
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,241,566
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,532,763
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 8,000,000 8,605,919
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 13,838,734
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,675,055
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,920,628
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 2,004,080
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,965,714
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,164,908
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,325,311
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 970,000 1,001,166
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,354,502
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,652,953
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,001,701
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,798,123
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,167,996
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 6,957,112
919,043,035
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,796,190
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,796,190
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 5,250,000 4,314,360
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,701,126
12,607,866
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 251,420
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,848,813
5,100,233
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,665,616
Wisconsin 1.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,581,614
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,686,915

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ $ 21,750,000 $ 13,762,187
19,030,716
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 1,003,296
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,002,714
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 471,664
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 249,773
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,104,636
3,832,083
Total U.S. Territories .................................................................... 3,832,083
Total Municipal Bonds (Cost $ 994,937,367 ) .....................................
985,925,416
Total Long Term Investments (Cost $ 998,137,367 ) ...............................
989,197,646
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Ohio 0.4%
g
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.8% , 8/15/51 ........... 2,800,000 2,800,000
g
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 1.5% , 12/01/54 ................................. 1,200,000 1,200,000
4,000,000
Total Municipal Bonds (Cost $ 4,000,000 ) .......................................
4,000,000
Total Short Term Investments (Cost $ 4,000,000 ) .................................
4,000,000
a
Total Investments (Cost $ 1,002,137,367 ) 100.2% ................................
$993,197,646
Other Assets, less Liabilities (0.2) % ...........................................
(1,830,141)
Net Assets 100.0% ...........................................................
$991,367,505
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $75,694,190, representing 7.6% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Security purchased on a when-issued basis. See Note 1(b).
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $10.35 $11.45 $11.73 $12.00
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.31 0.27 0.23 0.26
Net realized and unrealized gains (losses) ........... (0.01) 0.18 (1.10) (0.28) (0.27)
Total from investment operations .................... 0.31 0.49 (0.83) (0.05) (0.01)
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.27) (0.23) (0.26)
Net asset value, end of year ....................... $10.52 $10.53 $10.35 $11.45 $11.73
Total return
d
................................... 3.04% 4.80% (7.27)% (0.48)% (0.07)%
Ratios to average net assets
Expenses
e
.................................... 0.81% 0.82% 0.81% 0.80% 0.80%
Net investment income ........................... 3.08% 3.03% 2.56% 1.93% 2.20%
Supplemental data
Net assets , end of year (000’s) ..................... $209,434 $202,385 $208,460 $251,006 $218,010
Portfolio turnover rate ............................ 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.34 $11.44 $11.72 $11.99
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.29 0.25 0.28
Net realized and unrealized gains (losses) ........... —
d
0.17 (1.11) (0.28) (0.27)
Total from investment operations .................... 0.34 0.50 (0.82) (0.03) 0.01
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.28) (0.25) (0.28)
Net asset value, end of year ....................... $10.52 $10.52 $10.34 $11.44 $11.72
Total return
e
................................... 3.19% 5.06% (7.14)% (0.33)% 0.08%
Ratios to average net assets
Expenses
f
..................................... 0.66% 0.67% 0.66% 0.65% 0.65%
Net investment income ........................... 3.23% 3.19% 2.71% 2.08% 2.37%
Supplemental data
Net assets , end of year (000’s) ..................... $452,986 $513,161 $562,620 $731,732 $805,688
Portfolio turnover rate ............................ 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.50 $11.63 $11.91 $12.19
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.23 0.18 0.22
Net realized and unrealized gains (losses) ........... (0.01) 0.18 (1.14) (0.28) (0.29)
Total from investment operations .................... 0.27 0.45 (0.91) (0.10) (0.07)
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.22) (0.18) (0.21)
Net asset value, end of year ....................... $10.68 $10.69 $10.50 $11.63 $11.91
Total return
d
................................... 2.57% 4.40% (7.79)% (0.79)% (0.63)%
Ratios to average net assets
Expenses
e
.................................... 1.20% 1.21% 1.20% 1.19% 1.19%
Net investment income ........................... 2.62% 2.58% 2.10% 1.50% 1.80%
Supplemental data
Net assets , end of year (000’s) ..................... $18,008 $27,772 $43,030 $72,237 $98,075
Portfolio turnover rate ............................ 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $10.35 $11.45 $11.73 $12.00
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.34 0.30 0.26 0.29
Net realized and unrealized gains (losses) ........... (0.01) 0.18 (1.10) (0.28) (0.27)
Total from investment operations .................... 0.34 0.52 (0.80) (0.02) 0.02
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.30) (0.26) (0.29)
Net asset value, end of year ....................... $10.52 $10.53 $10.35 $11.45 $11.73
Total return .................................... 3.33% 5.09% (7.01)% (0.12)% 0.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.53% 0.52% 0.52%
Expenses net of waiver and payments by affiliates
d
...... 0.53% 0.54% 0.52% 0.52%
e
0.52%
e
Net investment income ........................... 3.37% 3.32% 2.85% 2.21% 2.49%
Supplemental data
Net assets , end of year (000’s) ..................... $27,070 $23,591 $21,344 $26,269 $22,928
Portfolio turnover rate ............................ 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.35 $11.46 $11.73 $12.01
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.34 0.30 0.26 0.29
Net realized and unrealized gains (losses) ........... (0.01) 0.18 (1.12) (0.27) (0.28)
Total from investment operations .................... 0.34 0.52 (0.82) (0.01) 0.01
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.29) (0.26) (0.29)
Net asset value, end of year ....................... $10.53 $10.54 $10.35 $11.46 $11.73
Total return .................................... 3.29% 5.16% (7.12)% (0.15)% 0.09%
Ratios to average net assets
Expenses
d
.................................... 0.56% 0.57% 0.56% 0.55% 0.55%
Net investment income ........................... 3.33% 3.28% 2.80% 2.18% 2.45%
Supplemental data
Net assets , end of year (000’s) ..................... $147,162 $134,601 $134,222 $181,163 $171,322
Portfolio turnover rate ............................ 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 2,500,000 $ 2,556,430
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,556,430
Municipal Bonds 98.7%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 3,061,733
Florida 1.5%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,064,144
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 8,400,000 6,836,575
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 5,600,000 5,096,000
12,996,719
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,506,387
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 919,270
3,425,657
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,326,735
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,176,016
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 2,000,000 1,938,192
6,440,943
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,110,301
Oregon 88.1%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,294,257
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,592,671
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,000,000 5,260,799
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,789,448
c
Benton & Polk School District No. 17J , GO , 2010 B , 3.48%, 6/15/31 ............. 1,000,000 805,014
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 .......................
1,000,000 1,105,572
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,693,276
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,580,386
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,242,828
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 338,779
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,444,588
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/33 ................. 1,600,000 1,665,798
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 471,893
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,805,847
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,722,935
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,622,977
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
930,000 933,001
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... 2,330,000 2,265,755

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Medford, (continued)
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... $ 1,715,000 $ 1,661,346
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 .......................
3,115,000 3,040,875
City of Portland , Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% ,
10/01/54 ........................................................ 5,660,000 6,099,801
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
21,045,000 21,157,216
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ...............
2,250,000 2,336,241
Clackamas County School District No. 12 North Clackamas ,
c
GO , 2017 A , 4.58%, 6/15/40 .......................................... 10,000,000 5,038,721
c
GO , 2017 A , 4.71%, 6/15/41 .......................................... 17,030,000 8,049,081
c
GO , 2017 A , 4.79%, 6/15/42 .......................................... 16,625,000 7,403,814
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,475,932
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,277,711
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,825,342
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 ....
3,000,000 2,914,742
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 3.81%, 6/15/37 ................................................ 12,130,000 7,622,543
GO , 3.89%, 6/15/38 ................................................ 12,495,000 7,483,074
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,093,679
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,506,463
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ...............
1,000,000 1,039,225
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,200,466
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 1,997,419
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,637,366
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,177,874
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,056,065
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 9,058,287
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,926,260
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,760,000 2,760,657
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ...........
1,000,000 1,076,548
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,906,323
c
GO , 2019 B , 4.47%, 6/15/40 ......................................... 705,000 358,550
c
GO , 2019 B , 4.59%, 6/15/41 ......................................... 710,000 338,687
c
GO , 2019 B , 4.68%, 6/15/42 ......................................... 610,000 274,101
c
GO , 2019 B , 4.76%, 6/15/43 ......................................... 820,000 346,533
c
GO , 2019 B , 4.82%, 6/15/44 ......................................... 1,115,000 444,508
c
GO , 2019 B , 4.86%, 6/15/45 ......................................... 985,000 371,602
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,006,841
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 5,382,579
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,560,383
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 10,338,436
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,631,356
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ...
10,950,000 11,214,255
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,215,516
c
Multnomah County School District No. 40 ,
GO , 2012 B , 3.22%, 6/15/27 ......................................... 2,655,000 2,467,141
GO , 2012 B , 3.29%, 6/15/28 ......................................... 2,495,000 2,240,993

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
c
Multnomah County School District No. 40, (continued)
GO , 2012 B , 3.35%, 6/15/29 ......................................... $ 2,595,000 $ 2,249,552
GO , 2012 B , 3.41%, 6/15/30 ......................................... 1,885,000 1,575,707
GO , 2012 B , 3.49%, 6/15/31 ......................................... 2,030,000 1,633,169
GO , 2012 B , 3.56%, 6/15/32 ......................................... 2,000,000 1,545,768
GO , 2023 A , 3.41%, 6/15/30 .......................................... 425,000 355,266
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,208,138
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,803,496
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
2,345,000 2,416,545
Oregon Health & Science University ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,625,169
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 25,887,025
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,206,124
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 665,000 658,210
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,625,633
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,774,784
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,058,040
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,793,997
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,012,402
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,840,103
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,272,172
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 227,389
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,402,510
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,958,921
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 39,721,401
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ...........
3,610,000 3,615,506
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,771,551
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,731,953
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,937,734
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,406,757
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,704,932
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,271,812
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,963,217
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,497,579
Airport , Revenue , 30 A , 5.25% , 7/01/54 ................................. 13,500,000 14,292,252
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............
1,100,000 1,060,180
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 555,781
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 507,366
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,265,102
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,701,752
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/25 .... 130,000 130,169
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 136,289
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 264,677
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 317,289
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 510,372
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 380,270
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 393,523
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 362,593
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,429,031
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,200,799

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... $ 17,105,000 $ 17,227,015
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 3.3%, 6/15/30 .......................................... 8,500,000 7,146,036
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,162,012
Seaside School District No. 10 , GO , 2017 B , 5% , 6/15/36 .....................
2,500,000 2,600,304
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,029,250
GO , 2017 A , 5% , 5/01/42 ............................................ 2,500,000 2,575,768
GO , 2017 H , 5% , 8/01/42 ............................................ 15,000,000 15,506,180
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,259,211
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,060,315
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,380,347
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 12,500,000 13,520,753
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 24,923,507
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,310,161
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,954,042
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 350,000 373,157
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,678,271
Tri-County Metropolitan Transportation District of Oregon , Revenue , 2018 A , 5% ,
10/01/31 ........................................................ 5,025,000 5,327,440
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 756,928
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,262,945
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,695,796
University of Oregon ,
Revenue , 2016 A , 5% , 4/01/46 ........................................ 6,690,000 6,764,323
Revenue , 2018 A , 5% , 4/01/48 ........................................ 10,000,000 10,226,797
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 269,938
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 323,196
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,339,270
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,787,687
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,242,325
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 1,007,469
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,687,617
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,205,094
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,264,284
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.29%, 6/15/38 .......................................... 2,350,000 1,335,978
GO , 2018 A , 4.41%, 6/15/39 .......................................... 3,275,000 1,756,270
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 3.35%, 6/15/29 ......................................... 2,545,000 2,206,208
GO , 2012 B , 3.38%, 6/15/30 ......................................... 2,490,000 2,084,684
GO , 2012 B , 3.48%, 6/15/31 ......................................... 3,140,000 2,527,743
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,630,165
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,137,114
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,172,413
752,628,396

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. $ 2,500,000 $ 2,184,523
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 2,184,524
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 7,650,000 6,286,639
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,532,306
13,187,992
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 261,476
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 262,410
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,394,169
3,918,055
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,400,000 2,063,702
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,998,669
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 11,650,000 7,371,470
9,370,139
U.S. Territories 3.6%
Puerto Rico 3.6%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,071,437
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,304,284
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,002,714
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 19,828,225
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,992,508
31,199,168
Total U.S. Territories .................................................................... 31,199,168
Total Municipal Bonds (Cost $ 851,945,396 ) .....................................
843,402,805
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 854,445,396 ) ...............................
846,245,341
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 351 .
Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
Oregon 0.1%
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.5% , 8/01/34 ............. $ 200,000 $ 200,000
f
State of Oregon , GO , 2022 E , Daily VRDN and Put , 1.7% , 6/01/45 ..............
900,000 900,000
1,100,000
Total Municipal Bonds (Cost $ 1,100,000 ) .......................................
1,100,000
Total Short Term Investments (Cost $ 1,100,000 ) .................................
1,100,000
a
Total Investments (Cost $ 855,545,396 ) 99.1% ...................................
$847,345,341
Other Assets, less Liabilities 0.9% .............................................
7,314,775
Net Assets 100.0% ...........................................................
$854,660,116
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $68,773,270, representing 8.0% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Non-income producing.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.85 $8.64 $9.64 $9.89 $10.11
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.26 0.22 0.20 0.26
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.00) (0.25) (0.23)
Total from investment operations .................... 0.29 0.47 (0.78) (0.05) 0.03
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.22) (0.20) (0.25)
Net asset value, end of year ....................... $8.87 $8.85 $8.64 $9.64 $9.89
Total return
d
................................... 3.36% 5.51% (8.13)% (0.56)% 0.32%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.84% 0.82% 0.81% 0.81%
Net investment income ........................... 3.06% 2.98% 2.48% 2.00% 2.59%
Supplemental data
Net assets , end of year (000’s) ..................... $151,007 $153,588 $150,381 $175,896 $146,124
Portfolio turnover rate ............................ 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.85 $8.64 $9.64 $9.89 $10.11
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.23 0.22 0.27
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.00) (0.25) (0.23)
Total from investment operations .................... 0.30 0.48 (0.77) (0.03) 0.04
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.23) (0.22) (0.26)
Net asset value, end of year ....................... $8.86 $8.85 $8.64 $9.64 $9.89
Total return
d
................................... 3.40% 5.67% (7.99)% (0.41)% 0.47%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.69% 0.67% 0.66% 0.67%
Net investment income ........................... 3.20% 3.12% 2.63% 2.16% 2.77%
Supplemental data
Net assets , end of year (000’s) ..................... $401,736 $446,528 $494,179 $644,308 $709,450
Portfolio turnover rate ............................ 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.97 $8.76 $9.77 $10.02 $10.24
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.22 0.18 0.16 0.22
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.01) (0.25) (0.23)
Total from investment operations .................... 0.25 0.43 (0.83) (0.09) (0.01)
Less distributions from:
Net investment income .......................... (0.24) (0.22) (0.18) (0.16) (0.21)
Net asset value, end of year ....................... $8.98 $8.97 $8.76 $9.77 $10.02
Total return
d
................................... 2.78% 5.01% (8.49)% (0.95)% (0.08)%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.23% 1.22% 1.21% 1.21%
Net investment income ........................... 2.61% 2.52% 2.03% 1.60% 2.21%
Supplemental data
Net assets , end of year (000’s) ..................... $20,648 $29,997 $41,736 $63,426 $104,823
Portfolio turnover rate ............................ 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.86 $8.65 $9.66 $9.90 $10.12
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.25 0.23 0.28
Net realized and unrealized gains (losses) ........... 0.02 0.21 (1.02) (0.24) (0.22)
Total from investment operations .................... 0.32 0.49 (0.77) (0.01) 0.06
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.24) (0.23) (0.28)
Net asset value, end of year ....................... $8.88 $8.86 $8.65 $9.66 $9.90
Total return .................................... 3.65% 5.80% (7.95)% (0.17)% 0.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.56% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.55%
e
0.55%
e
0.54% 0.52% 0.53%
Net investment income ........................... 3.33% 3.26% 2.84% 2.29% 2.86%
Supplemental data
Net assets , end of year (000’s) ..................... $7,907 $9,516 $8,556 $5,802 $4,300
Portfolio turnover rate ............................ 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.86 $8.65 $9.66 $9.90 $10.12
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.28 0.24 0.23 0.28
Net realized and unrealized gains (losses) ........... 0.03 0.21 (1.01) (0.24) (0.23)
Total from investment operations .................... 0.32 0.49 (0.77) (0.01) 0.05
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.24) (0.23) (0.27)
Net asset value, end of year ....................... $8.88 $8.86 $8.65 $9.66 $9.90
Total return .................................... 3.62% 5.76% (7.99)% (0.21)% 0.57%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.59% 0.57% 0.56% 0.56%
Net investment income ........................... 3.31% 3.22% 2.71% 2.26% 2.85%
Supplemental data
Net assets , end of year (000’s) ..................... $129,987 $67,187 $71,451 $106,979 $105,603
Portfolio turnover rate ............................ 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 2.8%
Capital Markets 2.8%
Vanguard Tax-Exempt Bond Index ETF ................................... 397,140 $ 20,119,113
Total Management Investment Companies (Cost $ 20,083,291 ) ....................
20,119,113
Principal
Amount
a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 2,000,000 2,045,144
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,045,144
Municipal Bonds 94.9%
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,066,514
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 709,430
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 6,700,000 5,452,982
11,228,926
New York 1.7%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,386,022
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,644,051
12,030,073
Pennsylvania 89.3%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 3,100,000 3,155,428
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 1,505,000 1,526,132
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,658,347
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,701,155
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,552,034
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,364,620
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 708,553
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,099,390
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,121,830
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 5,960,455
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 967,278
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,155,021
Allentown Commercial and Industrial Development Authority ,
Executive Education Academy Charter School , Revenue , 2024 , Refunding , 5% ,
7/01/50 ........................................................ 2,000,000 1,975,816
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 637,975
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 633,320
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,697,429
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,953,360
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,675,507
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,509,599
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,260,694

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ $ 1,000,000 $ 1,007,989
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 601,779
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,264,765
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/38 ........................................................ 1,030,000 1,054,530
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/48 ........................................................ 1,000,000 1,023,815
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 772,632
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,091,532
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,172,873
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 999,287
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,024,953
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,248,893
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,412,337
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,787,998
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,869,953
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,548,537
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,248,213
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,705,570
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,191,507
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 1,001,856
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,035
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,446,707
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 382,813
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 894,313
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,368,370
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/37 ............................................ 2,000,000 2,140,967
GO , 2019 B , 5% , 2/01/38 ............................................ 1,555,000 1,659,042
GO , 2019 B , 5% , 2/01/39 ............................................ 6,050,000 6,421,922
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,565,359
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,103,544
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,956,470
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 5,114,811
Water & Wastewater , Revenue , 2019 B , 5% , 11/01/49 ...................... 5,000,000 5,173,443
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,643,532
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,475,755
Water & Wastewater , Revenue , 2024 C , AGMC Insured , 5.25% , 9/01/54 ......... 5,000,000 5,443,723
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,485,078
Commonwealth Financing Authority , Commonwealth of Pennsylvania , Revenue , 2015
A , 5% , 6/01/34 .................................................... 10,000,000 10,040,272
County of Allegheny ,
GO , C-77 , 5% , 11/01/43 ............................................. 5,030,000 5,229,526
GO , C-80 , 5% , 12/01/54 ............................................. 3,000,000 3,167,683

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ $ 770,000 $ 726,761
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 481,434
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,474,736
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,560,000 1,570,503
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,624,013
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,949,637
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,024,575
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,374,786
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,852,617
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 950,700
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,242,546
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,773,428
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,254,081
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 5,033,935
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,111,539
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 910,252
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 904,597
Geisinger Authority ,
Kaiser Obligated Group , Revenue , 2017 A-1 , Refunding , 5% , 2/15/45 ........... 5,555,000 5,649,929
Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% , 2/15/39 ........... 13,155,000 13,502,492
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 599,171
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 948,204
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 935,480
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 935,355
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,420,830
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,215,130
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,822,053
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,728,194
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,473,510
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 449,967
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,869,579
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,310,540
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,270,995
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 530,000 546,108
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 1,250,000 1,285,615
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 632,608
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 643,860

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ...
$ 6,500,000 $ 6,426,260
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 4,154,651
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 13,013,927
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,137,918
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,672,240
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,575
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,810
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,797,377
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,727,990
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,537,525
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,401,422
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,636,684
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,126,916
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 576,309
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,055,753
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,557,550
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,071,317
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,545,899
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,048,572
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 2,005,094
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 ..........................
2,000,000 2,082,648
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 469,572
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,541,389
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AGMC Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,448,700
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 983,422
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 781,333
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 680,944
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,773,179
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,133,867
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,766,068
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AGMC Insured , 4% ,
1/01/41 ........................................................ 1,015,000 1,006,000
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 507,975
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,326,791
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,478,648
UPMC Obligated Group , Revenue , 2014 A , 5% , 2/01/45 ..................... 5,000,000 5,001,394
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,821,588
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,738,754

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... $ 1,325,000 $ 1,325,590
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,199,796
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,274,090
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,835,223
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 4,927,314
Thomas Jefferson University Obligated Group , Revenue , 2015 A , Refunding , 5.25% ,
9/01/50 ........................................................ 6,465,000 6,465,000
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 7,000,000 7,135,890
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 15,695,000 15,591,947
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,251,455
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ 6,475,000 6,514,607
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 6,532,689
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 9,050,163
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,935,194
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,976,310
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,554,774
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,234,137
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,272,451
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,476,157
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,526,290
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,494,897
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,906,801
d
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,448,445
Philadelphia Authority for Industrial Development ,
e
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,400,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,406,400
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 245,000 252,085
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 305,057
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,526,132
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 9,114,179
Temple University-of The Commonwealth System of Higher Education , Revenue,
First Series , 2015 , Refunding , 5% , 4/01/40 ............................. 5,000,000 5,008,143
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,575,741
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,432,521
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 9,572,474
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,030,055
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,249,845
Revenue , 17th A , AGMC Insured , 5.25% , 8/01/54 .......................... 2,000,000 2,174,719
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,691,337
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,526,518
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,843,922
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,867,198
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,769,930

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
$ 3,845,000 $ 3,922,292
Scranton School District , GO , 2020 , 4% , 12/01/40 ...........................
1,535,000 1,514,882
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,074,370
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,349,578
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 10,000,000 10,010,054
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,631,634
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... 7,095,000 7,322,889
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,093,260
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AGMC Insured , 5% , 4/01/44 ........... 1,000,000 1,086,010
Revenue, First Series , 2025 , Refunding , AGMC Insured , 5% , 4/01/45 ........... 750,000 812,704
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,508,495
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 915,854
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,348,338
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,129,989
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 757,719
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,439,564
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,343,077
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,158,458
635,086,791
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,660,238
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,747,619
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 844,102
4,251,959
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,666,847
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,633,764
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,900,000 1,582,280
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,103,625
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,002,714
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 4,016,860
6,123,199
Total U.S. Territories .................................................................... 6,123,199
Total Municipal Bonds (Cost $ 702,536,831 ) .....................................
674,603,839

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 $ 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 724,620,122 ) ...............................
696,978,408
a
a a a a
Short Term Investments 2.4%
Principal
Amount
Municipal Bonds 2.4%
Pennsylvania 2.4%
g
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 1.25% , 12/01/37 ............................................... $ 1,500,000 1,500,000
g
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 1.5% , 9/01/45 ............... 1,500,000 1,500,000
g
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 1.55% ,
6/01/35 ......................................................... 3,000,000 3,000,000
g
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 1.65% , 7/01/54 ............................................. 11,200,000 11,200,000
17,200,000
Total Municipal Bonds (Cost $ 17,200,000 ) ......................................
17,200,000
Total Short Term Investments (Cost $ 17,200,000 ) ................................
17,200,000
a
Total Investments (Cost $ 741,820,122 ) 100.4% ..................................
$714,178,408
Other Assets, less Liabilities (0.4) % ...........................................
(2,893,791)
Net Assets 100.0% ...........................................................
$711,284,617
See Abbreviations on page 351 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $29,156,052, representing 4.1% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
Non-income producing.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.99 $9.72 $10.79 $11.13 $11.42
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.26 0.23 0.19 0.22
Net realized and unrealized gains (losses) ........... 0.03 0.27 (1.08) (0.34) (0.29)
Total from investment operations .................... 0.30 0.53 (0.85) (0.15) (0.07)
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.22) (0.19) (0.22)
Net asset value, end of year ....................... $10.02 $9.99 $9.72 $10.79 $11.13
Total return
d
................................... 2.96% 5.66% (7.85)% (1.38)% (0.58)%
Ratios to average net assets
Expenses
e
.................................... 0.88% 0.88% 0.86% 0.84% 0.84%
Net investment income ........................... 2.72% 2.65% 2.28% 1.71% 1.97%
Supplemental data
Net assets , end of year (000’s) ..................... $85,789 $84,618 $87,137 $108,135 $107,395
Portfolio turnover rate ............................ 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.99 $9.72 $10.79 $11.12 $11.42
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.24 0.21 0.24
Net realized and unrealized gains (losses) ........... 0.03 0.27 (1.07) (0.33) (0.30)
Total from investment operations .................... 0.32 0.54 (0.83) (0.12) (0.06)
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.24) (0.21) (0.24)
Net asset value, end of year ....................... $10.02 $9.99 $9.72 $10.79 $11.12
Total return
d
................................... 3.22% 5.71% (7.71)% (1.15)% (0.52)%
Ratios to average net assets
Expenses
e
.................................... 0.73% 0.73% 0.71% 0.69% 0.69%
Net investment income ........................... 2.87% 2.80% 2.42% 1.86% 2.15%
Supplemental data
Net assets , end of year (000’s) ..................... $190,980 $211,988 $235,354 $316,275 $353,874
Portfolio turnover rate ............................ 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.17 $9.89 $10.98 $11.32 $11.62
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.22 0.18 0.15 0.18
Net realized and unrealized gains (losses) ........... 0.03 0.28 (1.09) (0.34) (0.30)
Total from investment operations .................... 0.26 0.50 (0.91) (0.19) (0.12)
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.18) (0.15) (0.18)
Net asset value, end of year ....................... $10.20 $10.17 $9.89 $10.98 $11.32
Total return
d
................................... 2.59% 5.13% (8.27)% (1.76)% (1.05)%
Ratios to average net assets
Expenses
e
.................................... 1.26% 1.27% 1.25% 1.23% 1.24%
Net investment income ........................... 2.26% 2.19% 1.80% 1.27% 1.58%
Supplemental data
Net assets , end of year (000’s) ..................... $6,290 $9,264 $12,400 $20,687 $38,151
Portfolio turnover rate ............................ 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.00 $9.72 $10.80 $11.13 $11.43
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.29 0.26 0.22 0.25
Net realized and unrealized gains (losses) ........... 0.03 0.28 (1.09) (0.32) (0.29)
Total from investment operations .................... 0.33 0.57 (0.83) (0.10) (0.04)
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.25) (0.23) (0.26)
Net asset value, end of year ....................... $10.03 $10.00 $9.72 $10.80 $11.13
Total return .................................... 3.38% 5.97% (7.66)% (1.00)% (0.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.58% 0.56% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.58% 0.58% 0.56% 0.55% 0.55%
Net investment income ........................... 3.03% 2.95% 2.61% 2.00% 2.27%
Supplemental data
Net assets , end of year (000’s) ..................... $21,838 $8,667 $6,243 $7,778 $6,812
Portfolio turnover rate ............................ 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.00 $9.73 $10.80 $11.13 $11.43
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.25 0.22 0.25
Net realized and unrealized gains (losses) ........... 0.03 0.27 (1.07) (0.33) (0.30)
Total from investment operations .................... 0.33 0.55 (0.82) (0.11) (0.05)
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.25) (0.22) (0.25)
Net asset value, end of year ....................... $10.03 $10.00 $9.73 $10.80 $11.13
Total return .................................... 3.32% 5.81% (7.61)% (1.05)% (0.42)%
Ratios to average net assets
Expenses
d
.................................... 0.63% 0.63% 0.61% 0.59% 0.59%
Net investment income ........................... 2.97% 2.90% 2.54% 1.96% 2.23%
Supplemental data
Net assets , end of year (000’s) ..................... $148,133 $103,453 $111,733 $138,033 $128,837
Portfolio turnover rate ............................ 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2025
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 2.2%
Capital Markets 2.2%
Vanguard Tax-Exempt Bond Index ETF ................................... 198,865 $ 10,074,501
Total Management Investment Companies (Cost $ 10,056,564 ) ....................
10,074,501
Principal
Amount
a a a a
Municipal Bonds 93.9%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 874,781
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,078,389
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 780,372
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 4,025,000 3,275,859
7,134,620
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,538,022
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,033,688
2,571,710
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,698,857
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 985,644
4,684,501
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,259,416
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,200,000 1,048,571
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,200,000 1,048,571
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,688,204
3,785,346
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 232,672
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 260,108
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,697,085
2,189,865
Virginia 78.9%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,153,192
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,203,871
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,146,594

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ $ 1,260,000 $ 1,307,188
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,723,622
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,666,305
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ 5,215,000 4,834,793
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group , Revenue , 2015 , Pre-Refunded , 5% , 10/01/45 975,000 987,659
Protestant Episcopal High School in Virginia , Revenue , 2021 C , Refunding , 4% ,
1/01/46 ........................................................ 2,450,000 2,361,925
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 3,101,858
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,202,917
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,921,915
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 990,780
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,807,899
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................
5,500,000 5,550,712
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AGMC Insured , 4% , 7/15/47 ................................. 2,500,000 2,433,141
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,792,946
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,137,269
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,111,848
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ......
10,000,000 10,200,467
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,885,660
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,627,077
GO , 2024 A , 4% , 6/01/42 ............................................ 3,180,000 3,274,198
County of Fairfax ,
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,463,845
GO , 2025 A , 4% , 10/01/44 ........................................... 4,395,000 4,397,472
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,329,592
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,847,461
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 .....
5,085,000 5,186,740
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,954,010
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,908,307
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 3,510,000 3,602,978
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,103,834
Farmville Industrial Development Authority ,
c
Elwood Place LLC , Revenue , 2021 , AGMC Insured , Mandatory Put , 5.375% , 7/01/43 5,000,000 5,272,565
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,836,419
Hampton Roads Sanitation District , Revenue , 2016 A , Pre-Refunded , 5% , 8/01/43 ...
5,000,000 5,160,671
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,861,023
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 4,885,000 5,081,558

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... $ 500,000 $ 500,542
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,353,091
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,362,303
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,187,905
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 5,133,844
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... 2,260,000 2,469,581
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 665,000 660,510
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,080,926
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 2,123,868
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,164,999
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,543,420
Loudoun County Economic Development Authority , Howard Hughes Medical Institute ,
Revenue , 2022 A , Refunding , 4% , 10/01/52 .............................. 8,945,000 8,779,598
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,543,146
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,236,480
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,501,613
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,685,519
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,772,028
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 847,276
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,783,760
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,877,607
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,553,287
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,082,966
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,991,639
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,259,187
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,864,644
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 926,916
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,821
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,779,133
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,234,853
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 4,047,602
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 77,499
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,052,616
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 705,388
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 334,566

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... $ 500,000 $ 427,077
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 846,140
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,262,057
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/36 .................. 2,750,000 2,689,569
Regent University , Revenue , 2021 , Refunding , 3% , 6/01/41 .................. 4,800,000 3,876,251
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/46 .................. 3,725,000 3,272,715
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,330,700
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,120,270
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,250,750
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 1,987,326
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........
3,000,000 3,027,773
Virginia Public Building Authority ,
d
Revenue , 2025 A , 5% , 8/01/45 ........................................ 5,000,000 5,475,985
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,285,870
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,678,991
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 5,795,000 5,975,395
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,737,286
Virginia Resources Authority ,
Revenue , Pre-Refunded , 5% , 11/01/38 .................................. 3,195,000 3,241,481
Revenue , 2018 C , Refunding , 5% , 11/01/48 .............................. 7,655,000 7,915,891
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,230,725
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,691,745
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,000,000 6,166,190
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,768,767
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,566,284
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 5,053,801
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 4,600,000 4,633,951
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 994,389
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,391,913
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,690,196
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,219,536
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,740,789
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 1,995,159
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,092,619
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/38 ... 2,000,000 2,026,778
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1,923,124
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,021,300
357,518,237
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,031,851
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 999,334

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... $ 1,000,000 $ 1,025,449
2,024,783
U.S. Territories 9.3%
District of Columbia 7.3%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,158,631
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,209,828
Aviation , Revenue , 2024 A , Refunding , 5.25% , 10/01/49 ..................... 2,000,000 2,112,626
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 1,000,000 1,077,649
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,304,393
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,726,099
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,125,734
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,724,242
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,957,810
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 5,000,000 5,357,104
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 2,000,000 2,134,878
32,888,994
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,705,603
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 450,790
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 190,041
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,368,493
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 502,108
9,217,035
Total U.S. Territories .................................................................... 42,106,029
Total Municipal Bonds (Cost $ 439,093,456 ) .....................................
425,181,139
Shares
Escrows and Litigation Trusts 0.0%
†
e ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
119,482
Total Long Term Investments (Cost $ 449,150,020 ) ...............................
435,375,122
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 351 .
Short Term Investments 1.2%
a a
Principal
Amount
a
Value
Municipal Bonds 1.2%
Virginia 1.2%
g
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.5% ,
10/01/48 ........................................................ $ 5,000,000 $ 5,000,000
g
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 1.8% ,
1/01/54 ......................................................... 500,000 500,000
5,500,000
Total Municipal Bonds (Cost $ 5,500,000 ) .......................................
5,500,000
Total Short Term Investments (Cost $ 5,500,000 ) .................................
5,500,000
a
Total Investments (Cost $ 454,650,020 ) 97.3% ...................................
$440,875,122
Other Assets, less Liabilities 2.7% .............................................
12,154,461
Net Assets 100.0% ...........................................................
$453,029,583
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $11,546,725, representing 2.5% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Non-income producing.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $180,113,209 $700,978,136 $515,004,146 $156,887,900
Value - Unaffiliated issuers ............... $174,197,415 $687,019,674 $503,818,424 $150,350,300
Cash ................................. 4,367,789 9,224,339 51,743 535,873
Receivables:
Capital shares sold ..................... 11,250 531,504 673,493 39,150
Interest .............................. 2,175,982 5,652,203 5,973,324 1,253,691
Total assets ....................... 180,752,436 702,427,720 510,516,984 152,179,014
Liabilities:
Payables:
Investment securities purchased ........... 2,859,623 — — —
Capital shares redeemed ................ 270,080 920,373 1,062,764 91,720
Management fees ...................... 64,471 280,873 205,507 49,845
Distribution fees ....................... 18,845 76,117 46,887 13,500
Transfer agent fees ..................... 24,281 81,838 68,636 19,909
Registration and filing fees ............... 4,018 37,719 7,128 16,636
Professional fees ...................... 38,869 41,986 40,455 38,447
Trustees' fees and expenses .............. 236 736 511 183
Distributions to shareholders .............. 3,293 44,069 — 37,574
Accrued expenses and other liabilities ........ 17,071 32,643 1,022 13,525
Total liabilities ...................... 3,300,787 1,516,354 1,432,910 281,339
Net assets, at value .............. $177,451,649 $700,911,366 $509,084,074 $151,897,675
Net assets consist of:
Paid-in capital .......................... $202,713,370 $801,643,572 $585,936,593 $197,029,272
Total distributable earnings (losses) .......... (25,261,721) (100,732,206) (76,852,519) (45,131,597)
Net assets, at value .............. $177,451,649 $700,911,366 $509,084,074 $151,897,675

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $47,226,926 $230,161,643 $122,273,053 $31,358,547
Shares outstanding ..................... 4,623,386 23,298,245 11,546,007 3,425,312
Net asset value per share
a,b
............... $10.21 $9.88 $10.59 $9.15
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.61 $10.26 $11.00 $9.51
Class A1:
Net assets, at value .................... $103,723,646 $305,231,124 $227,022,652 $79,581,237
Shares outstanding ..................... 10,166,192 30,952,706 21,448,532 8,702,127
Net asset value per share
a,b
............... $10.20 $9.86 $10.58 $9.15
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.60 $10.24 $10.99 $9.51
Class C:
Net assets, at value .................... $3,460,691 $17,423,924 $12,151,217 $2,761,737
Shares outstanding ..................... 334,662 1,736,559 1,133,954 299,509
Net asset value and maximum offering price per
share
a,b
.............................. $10.34 $10.03 $10.72 $9.22
Class R6:
Net assets, at value .................... $2,097,479 $25,493,966 $16,355,200 $7,950,330
Shares outstanding ..................... 205,511 2,577,038 1,544,272 869,186
Net asset value and maximum offering price per
share
b
............................... $10.21 $9.89 $10.59 $9.15
Advisor Class:
Net assets, at value .................... $20,942,907 $122,600,709 $131,281,952 $30,245,824
Shares outstanding ..................... 2,052,440 12,395,560 12,402,992 3,308,690
Net asset value and maximum offering price per
share
b
............................... $10.20 $9.89 $10.58 $9.14
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,100,501,402 $844,861,515 $300,218,642 $4,943,585,766
Cost - Controlled affiliates (Note 3 f ) ......... 35,002,625 39,888,825 — —
Value - Unaffiliated issuers ............... $2,090,087,702 $844,134,680 $289,420,047 $4,918,564,996
Value - Controlled affiliates (Note 3 f ) ........ 31,040,367 37,296,565 — —
Cash ................................. 11,981,079 72,981 10,440,967 165,124
Receivables:
Investment securities sold ................ — — — 2,010,220
Capital shares sold ..................... 821,858 401,748 288,072 2,489,988
Interest .............................. 21,622,663 8,586,269 2,873,401 59,105,096
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — — 60,898 3,305,474
Total assets ....................... 2,155,553,669 890,492,243 303,083,385 4,985,640,898
Liabilities:
Payables:
Investment securities purchased ........... 40,323,289 7,408,995 5,312,750 31,084,661
Capital shares redeemed ................ 2,167,315 1,336,711 431,597 8,264,972
Management fees ...................... 590,401 95,147 129,044 1,855,800
Distribution fees ....................... 183,439 89,590 30,710 528,307
Transfer agent fees ..................... 430,115 205,968 40,797 669,798
Trustees' fees and expenses .............. 2,073 864 375 4,388
Distributions to shareholders .............. 361,802 330,934 26,690 385,584
Accrued expenses and other liabilities ........ 242,641 163,329 75,986 611,418
Total liabilities ...................... 44,301,075 9,631,538 6,047,949 43,404,928
Net assets, at value .............. $2,111,252,594 $880,860,705 $297,035,436 $4,942,235,970
Net assets consist of:
Paid-in capital .......................... $2,286,782,873 $904,164,899 $348,924,468 $5,945,596,824
Total distributable earnings (losses) .......... (175,530,279) (23,304,194) (51,889,032) (1,003,360,854)
Net assets, at value .............. $2,111,252,594 $880,860,705 $297,035,436 $4,942,235,970

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value .................... $655,106,041 $332,694,705 $74,081,411 $1,600,756,714
Shares outstanding ..................... 57,705,977 32,205,904 6,931,726 176,692,988
Net asset value per share
a,b
............... $11.35 $10.33 $10.69 $9.06
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 96.25% and
96.25%, respectively)
b
................... $11.61 $10.57 $11.11 $9.41
Class A1:
Net assets, at value .................... $623,409,969 $221,206,664 $152,911,524 $2,191,611,567
Shares outstanding ..................... 54,986,808 21,393,011 14,308,659 242,109,469
Net asset value per share
a,b
............... $11.34 $10.34 $10.69 $9.05
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 96.25% and
96.25%, respectively)
b
................... $11.60 $10.58 $11.11 $9.40
Class C:
Net assets, at value .................... $20,681,618 $— $9,588,563 $116,586,912
Shares outstanding ..................... 1,818,324 — 883,787 12,621,997
Net asset value and maximum offering price per
share
a,b
.............................. $11.37 $— $10.85 $9.24
Class R6:
Net assets, at value .................... $123,009,615 $57,065,386 $12,203,321 $205,196,795
Shares outstanding ..................... 10,821,458 5,523,758 1,141,746 22,558,676
Net asset value and maximum offering price per
share
b
............................... $11.37 $10.33 $10.69 $9.10
Advisor Class:
Net assets, at value .................... $689,045,351 $269,893,950 $48,250,617 $828,083,982
Shares outstanding ..................... 60,622,168 26,113,185 4,513,171 91,068,374
Net asset value and maximum offering price per
share
b
............................... $11.37 $10.34 $10.69 $9.09
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $248,546,699 $334,365,257 $318,650,799 $702,974,952
Value - Unaffiliated issuers ............... $239,655,557 $326,445,936 $311,126,329 $677,374,714
Cash ................................. 4,952,061 5,272,111 18,829,897 7,915,076
Receivables:
Capital shares sold ..................... 75,439 651,641 18,761 194,158
Interest .............................. 3,052,336 3,156,786 2,834,906 8,817,907
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... 22,938 53,049 — —
Total assets ....................... 247,758,331 335,579,523 332,809,893 694,301,855
Liabilities:
Payables:
Investment securities purchased ........... — — 5,372,550 3,133,230
Capital shares redeemed ................ 401,188 363,105 379,685 487,634
Management fees ...................... 92,258 136,364 76,616 273,653
Distribution fees ....................... 25,148 33,429 20,960 64,472
Transfer agent fees ..................... 38,191 48,061 36,372 74,481
Professional fees ...................... 40,640 42,576 39,640 41,649
Trustees' fees and expenses .............. 315 331 412 649
Distributions to shareholders .............. — 19,090 44,308 77,735
Accrued expenses and other liabilities ........ 21,637 25,411 47,819 54,856
Total liabilities ...................... 619,377 668,367 6,018,362 4,208,359
Net assets, at value .............. $247,138,954 $334,911,156 $326,791,531 $690,093,496
Net assets consist of:
Paid-in capital .......................... $290,240,900 $399,085,584 $367,735,586 $798,594,113
Total distributable earnings (losses) .......... (43,101,946) (64,174,428) (40,944,055) (108,500,617)
Net assets, at value .............. $247,138,954 $334,911,156 $326,791,531 $690,093,496

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $57,888,733 $96,494,690 $44,059,650 $128,057,866
Shares outstanding ..................... 5,647,275 9,729,035 4,161,026 12,171,315
Net asset value per share
a,b
............... $10.25 $9.92 $10.59 $10.52
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.65 $10.31 $11.00 $10.93
Class A1:
Net assets, at value .................... $137,039,901 $135,300,930 $128,710,646 $420,059,640
Shares outstanding ..................... 13,375,535 13,638,390 12,162,938 39,975,821
Net asset value per share
a,b
............... $10.25 $9.92 $10.58 $10.51
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.65 $10.31 $10.99 $10.92
Class C:
Net assets, at value .................... $7,185,786 $9,277,518 $5,392,432 $15,567,733
Shares outstanding ..................... 689,931 916,161 503,409 1,457,450
Net asset value and maximum offering price per
share
a,b
.............................. $10.42 $10.13 $10.71 $10.68
Class R6:
Net assets, at value .................... $8,464,859 $16,410,878 $14,056,449 $11,617,264
Shares outstanding ..................... 826,008 1,651,535 1,327,348 1,101,028
Net asset value and maximum offering price per
share
b
............................... $10.25 $9.94 $10.59 $10.55
Advisor Class:
Net assets, at value .................... $36,559,675 $77,427,140 $134,572,354 $114,790,993
Shares outstanding ..................... 3,566,322 7,795,621 12,716,470 10,887,469
Net asset value and maximum offering price per
share
b
............................... $10.25 $9.93 $10.58 $10.54
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $670,830,672 $673,644,046 $760,454,172 $617,701,912
Value - Unaffiliated issuers ............... $653,346,042 $653,768,264 $749,519,028 $601,244,020
Cash ................................. 2,566,573 5,485,019 8,209,163 19,981,585
Receivables:
Capital shares sold ..................... 139,971 151,636 440,838 95,460
Interest .............................. 4,854,715 9,237,037 6,777,618 6,502,348
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — 125,974 106,096 110,529
Total assets ....................... 660,907,301 668,767,930 765,052,743 627,933,942
Liabilities:
Payables:
Investment securities purchased ........... — — 2,339,916 15,532,231
Capital shares redeemed ................ 729,640 1,120,640 1,800,374 652,532
Management fees ...................... 265,833 266,531 292,558 240,226
Distribution fees ....................... 70,070 70,337 60,162 52,807
Transfer agent fees ..................... 102,071 73,473 90,136 82,293
Trustees' fees and expenses .............. 789 705 719 575
Distributions to shareholders .............. — 6,961 40,580 53,785
Accrued expenses and other liabilities ........ 59,386 99,723 108,150 98,255
Total liabilities ...................... 1,227,789 1,638,370 4,732,595 16,712,704
Net assets, at value .............. $659,679,512 $667,129,560 $760,320,148 $611,221,238
Net assets consist of:
Paid-in capital .......................... $731,549,913 $808,450,528 $879,759,447 $749,380,348
Total distributable earnings (losses) .......... (71,870,401) (141,320,968) (119,439,299) (138,159,110)
Net assets, at value .............. $659,679,512 $667,129,560 $760,320,148 $611,221,238

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $179,853,528 $186,969,382 $139,582,577 $130,712,066
Shares outstanding ..................... 15,957,273 17,816,071 13,458,013 12,384,801
Net asset value per share
a,b
............... $11.27 $10.49 $10.37 $10.55
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $11.71 $10.90 $10.77 $10.96
Class A1:
Net assets, at value .................... $290,503,469 $353,894,216 $304,009,757 $260,290,856
Shares outstanding ..................... 25,778,706 33,745,003 29,350,461 24,669,445
Net asset value per share
a,b
............... $11.27 $10.49 $10.36 $10.55
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $11.71 $10.90 $10.76 $10.96
Class C:
Net assets, at value .................... $26,961,317 $15,414,069 $19,978,469 $15,740,544
Shares outstanding ..................... 2,365,326 1,454,536 1,902,856 1,467,603
Net asset value and maximum offering price per
share
a,b
.............................. $11.40 $10.60 $10.50 $10.73
Class R6:
Net assets, at value .................... $23,165,330 $31,167,060 $51,711,904 $50,506,610
Shares outstanding ..................... 2,052,241 2,968,901 4,986,771 4,788,473
Net asset value and maximum offering price per
share
b
............................... $11.29 $10.50 $10.37 $10.55
Advisor Class:
Net assets, at value .................... $139,195,868 $79,684,833 $245,037,441 $153,971,162
Shares outstanding ..................... 12,337,749 7,592,482 23,632,371 14,590,914
Net asset value and maximum offering price per
share
b
............................... $11.28 $10.50 $10.37 $10.55
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,002,137,367 $855,545,396 $741,820,122 $454,650,020
Value - Unaffiliated issuers ............... $993,197,646 $847,345,341 $714,178,408 $440,875,122
Cash ................................. 4,847,349 96,086 125,942 16,710,586
Receivables:
Capital shares sold ..................... 127,880 581,320 141,310 146,483
Interest .............................. 10,366,106 8,299,193 8,253,902 4,529,213
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — 188,866 138,832 78,906
Total assets ....................... 1,008,538,981 856,510,806 722,838,394 462,340,310
Liabilities:
Payables:
Investment securities purchased ........... 15,127,824 — 10,090,937 8,430,190
Capital shares redeemed ................ 1,326,010 1,266,459 841,674 433,689
Management fees ...................... 388,825 338,247 271,817 177,939
Distribution fees ....................... 104,848 83,929 70,052 34,165
Transfer agent fees ..................... 129,383 100,965 87,825 67,066
Trustees' fees and expenses .............. 1,107 916 743 441
Distributions to shareholders .............. — — 63,027 54,957
Accrued expenses and other liabilities ........ 93,479 60,174 127,702 112,280
Total liabilities ...................... 17,171,476 1,850,690 11,553,777 9,310,727
Net assets, at value .............. $991,367,505 $854,660,116 $711,284,617 $453,029,583
Net assets consist of:
Paid-in capital .......................... $1,113,648,958 $991,903,222 $866,076,256 $545,172,422
Total distributable earnings (losses) .......... (122,281,453) (137,243,106) (154,791,639) (92,142,839)
Net assets, at value .............. $991,367,505 $854,660,116 $711,284,617 $453,029,583

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $259,588,479 $209,434,190 $151,007,435 $85,788,811
Shares outstanding ..................... 22,534,094 19,899,078 17,030,559 8,558,231
Net asset value per share
a,b
............... $11.52 $10.52 $8.87 $10.02
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $11.97 $10.93 $9.22 $10.41
Class A1:
Net assets, at value .................... $492,749,740 $452,985,875 $401,736,100 $190,980,187
Shares outstanding ..................... 42,800,426 43,077,981 45,322,610 19,056,277
Net asset value per share
a,b
............... $11.51 $10.52 $8.86 $10.02
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $11.96 $10.93 $9.21 $10.41
Class C:
Net assets, at value .................... $34,844,463 $18,008,064 $20,647,538 $6,290,047
Shares outstanding ..................... 2,984,789 1,685,430 2,298,758 616,791
Net asset value and maximum offering price per
share
a,b
.............................. $11.67 $10.68 $8.98 $10.20
Class R6:
Net assets, at value .................... $22,876,682 $27,070,388 $7,906,958 $21,837,613
Shares outstanding ..................... 1,984,482 2,572,265 890,874 2,177,703
Net asset value and maximum offering price per
share
b
............................... $11.53 $10.52 $8.88 $10.03
Advisor Class:
Net assets, at value .................... $181,308,141 $147,161,599 $129,986,586 $148,132,925
Shares outstanding ..................... 15,731,121 13,974,753 14,645,487 14,767,943
Net asset value and maximum offering price per
share
b
............................... $11.53 $10.53 $8.88 $10.03
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $6,524,471 $27,552,325 $19,364,715 $5,078,457
Expenses:
Management fees (Note 3 a ) ................ 1,053,873 3,432,285 2,478,178 836,608
Distribution fees: (Note 3c )
Class A ............................. 121,918 565,214 303,015 76,527
Class A1 ............................ 111,185 329,512 240,421 84,123
Class C ............................. 31,850 135,701 92,489 21,825
Transfer agent fees: (Note 3e )
Class A ............................. 26,772 120,829 77,949 18,865
Class A1 ............................ 61,026 176,205 154,724 51,815
Class C ............................. 2,687 11,175 9,167 2,067
Class R6 ............................ 530 5,841 3,888 1,299
Advisor Class ......................... 11,171 57,854 67,295 10,761
Custodian fees (Note 4 ) ................... 1,143 4,442 2,927 846
Reports to shareholders fees ............... 12,639 17,465 15,557 10,915
Registration and filing fees ................. 19,886 82,499 33,864 35,216
Professional fees ........................ 61,365 69,870 64,192 62,519
Trustees' fees and expenses ............... 2,307 7,946 5,848 1,827
Other ................................. 46,879 69,527 76,961 36,182
Total expenses ...................... 1,565,231 5,086,365 3,626,475 1,251,395
Expense reductions (Note 4 ) ............ (1,144) (4,440) (2,951) (846)
Expenses waived/paid by affiliates (Note 3 g ) (95,369) — — (142,425)
Net expenses ...................... 1,468,718 5,081,925 3,623,524 1,108,124
Net investment income ............. 5,055,753 22,470,400 15,741,191 3,970,333
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (2,116,956) (2,355,400) (3,479,654) (1,082,899)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 2,413,922 6,791,691 5,543,247 1,703,824
Net realized and unrealized gain (loss) ......... 296,966 4,436,291 2,063,593 620,925
Net increase (decrease) in net assets resulting from
operations ............................... $5,352,719 $26,906,691 $17,804,784 $4,591,258

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $— $2,965,681
Controlled affiliates (Note 3 f ) .............. 1,492,227 1,397,602 — —
Non-controlled affiliates (Note 3 f ) .......... — — — 890,795
Interest:
Unaffiliated issuers ..................... 74,629,281 27,781,634 11,188,006 254,603,787
Total investment income ................ 76,121,508 29,179,236 11,188,006 258,460,263
Expenses:
Management fees (Note 3 a ) ................ 9,801,823 4,229,932 1,616,030 22,291,534
Distribution fees: (Note 3c )
Class A ............................. 1,613,323 811,865 189,224 3,779,221
Class A1 ............................ 673,480 351,703 164,083 2,276,230
Class C ............................. 157,651 — 77,375 823,310
Transfer agent fees: (Note 3e )
Class A ............................. 485,277 230,515 46,620 929,613
Class A1 ............................ 506,483 166,747 101,181 1,402,104
Class C ............................. 18,251 — 7,369 78,078
Class R6 ............................ 26,077 13,748 2,699 38,528
Advisor Class ......................... 498,343 190,400 26,482 490,486
Custodian fees (Note 4 ) ................... 13,626 5,461 1,860 30,322
Reports to shareholders fees ............... 61,512 20,706 16,646 120,144
Registration and filing fees ................. 183,579 141,235 20,643 226,971
Professional fees ........................ 77,428 71,593 72,079 407,498
Trustees' fees and expenses ............... 24,217 9,689 3,757 52,603
Other ................................. 219,907 94,640 67,032 360,722
Total expenses ...................... 14,360,977 6,338,234 2,413,080 33,307,364
Expense reductions (Note 4 ) ............ (13,742) (5,695) (1,842) (31,434)
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (2,269,910) (1,648,409) (547) (61,256)
Net expenses ...................... 12,077,325 4,684,130 2,410,691 33,214,674
Net investment income ............. 64,044,183 24,495,106 8,777,315 225,245,589
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (12,131,676) (1,331,495) (4,902,773) (57,330,226)
Controlled affiliates (Note 3 f ) ............ (2,883,731) — — —
Non-controlled affiliates (Note 3 f ) ......... — — — (2,066,731)
Net realized gain (loss) ............... (15,015,407) (1,331,495) (4,902,773) (59,396,957)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 26,769,454 12,562,882 4,996,416 169,947,157
Controlled affiliates (Note 3 f ) ............ 2,775,305 19,065 — —
Non-controlled affiliates (Note 3 f ) ......... — — — 2,623,487
Net change in unrealized appreciation
(depreciation) ...................... 29,544,759 12,581,947 4,996,416 172,570,644
Net realized and unrealized gain (loss) ......... 14,529,352 11,250,452 93,643 113,173,687
Net increase (decrease) in net assets resulting from
operations ............................... $78,573,535 $35,745,558 $8,870,958 $338,419,276

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $9,420,357 $12,439,437 $10,262,133 $25,808,707
Expenses:
Management fees (Note 3 a ) ................ 1,394,511 1,632,490 1,504,731 3,278,213
Distribution fees: (Note 3c )
Class A ............................. 148,767 230,713 117,159 315,973
Class A1 ............................ 148,264 142,400 138,484 442,555
Class C ............................. 51,621 74,498 43,025 116,479
Transfer agent fees: (Note 3e )
Class A ............................. 40,713 60,902 29,582 70,351
Class A1 ............................ 101,486 93,865 87,456 246,652
Class C ............................. 5,436 7,546 4,209 10,021
Class R6 ............................ 2,119 2,490 2,987 3,359
Advisor Class ......................... 21,900 32,158 46,910 42,122
Custodian fees (Note 4 ) ................... 1,694 1,931 2,121 4,187
Reports to shareholders fees ............... 15,664 15,337 15,707 22,384
Registration and filing fees ................. 18,113 18,636 71,569 71,707
Professional fees ........................ 64,081 70,058 65,324 73,566
Trustees' fees and expenses ............... 3,056 3,586 3,436 7,811
Other ................................. 58,556 56,877 68,419 95,921
Total expenses ...................... 2,075,981 2,443,487 2,201,119 4,801,301
Expense reductions (Note 4 ) ............ (1,694) (1,934) (2,121) (4,238)
Expenses waived/paid by affiliates (Note 3 g ) (63,966) (1,447) (75,829) —
Net expenses ...................... 2,010,321 2,440,106 2,123,169 4,797,063
Net investment income ............. 7,410,036 9,999,331 8,138,964 21,011,644
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (3,208,938) (1,608,899) (1,657,375) (1,632,958)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 4,282,090 1,950,422 561,098 1,287,093
Net realized and unrealized gain (loss) ......... 1,073,152 341,523 (1,096,277) (345,865)
Net increase (decrease) in net assets resulting from
operations ............................... $8,483,188 $10,340,854 $7,042,687 $20,665,779

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $26,122,466 $27,659,816 $27,527,793 $20,418,705
Expenses:
Management fees (Note 3 a ) ................ 3,301,395 3,250,431 3,517,826 2,853,392
Distribution fees: (Note 3c )
Class A ............................. 437,676 453,228 344,026 331,251
Class A1 ............................ 312,313 376,302 321,706 275,968
Class C ............................. 210,025 125,355 164,123 117,713
Transfer agent fees: (Note 3e )
Class A ............................. 118,449 100,190 86,102 88,701
Class A1 ............................ 212,297 208,235 201,075 184,738
Class C ............................. 22,111 10,706 15,738 12,125
Class R6 ............................ 4,162 6,388 8,036 6,248
Advisor Class ......................... 97,663 37,595 122,131 79,777
Custodian fees (Note 4 ) ................... 4,551 4,213 4,569 3,584
Reports to shareholders fees ............... 22,057 27,481 25,293 23,117
Registration and filing fees ................. 59,962 24,262 58,911 24,266
Professional fees ........................ 69,362 85,412 76,567 75,830
Trustees' fees and expenses ............... 7,970 7,530 8,218 6,465
Other ................................. 62,943 75,817 102,014 100,016
Total expenses ...................... 4,942,936 4,793,145 5,056,335 4,183,191
Expense reductions (Note 4 ) ............ (4,593) (4,350) (4,613) (3,590)
Net expenses ...................... 4,938,343 4,788,795 5,051,722 4,179,601
Net investment income ............. 21,184,123 22,871,021 22,476,071 16,239,104
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (8,838,092) (6,091,757) (2,882,252) (3,082,719)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 10,256,639 7,785,243 3,859,662 5,712,813
Net realized and unrealized gain (loss) ......... 1,418,547 1,693,486 977,410 2,630,094
Net increase (decrease) in net assets resulting from
operations ............................... $22,602,670 $24,564,507 $23,453,481 $18,869,198

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $40,218,102 $34,020,336 $26,354,107 $14,878,886
Expenses:
Management fees (Note 3 a ) ................ 4,852,439 4,167,069 3,291,079 2,110,568
Distribution fees: (Note 3c )
Class A ............................. 650,714 514,339 379,133 214,883
Class A1 ............................ 528,325 482,214 423,879 201,083
Class C ............................. 286,743 146,445 165,245 50,636
Transfer agent fees: (Note 3e )
Class A ............................. 158,161 115,079 89,279 62,546
Class A1 ............................ 321,586 269,911 249,698 146,306
Class C ............................. 26,972 12,624 15,008 5,665
Class R6 ............................ 6,161 5,780 2,947 2,282
Advisor Class ......................... 106,481 77,201 40,698 78,559
Custodian fees (Note 4 ) ................... 6,671 5,500 4,318 2,578
Reports to shareholders fees ............... 29,948 21,300 22,558 18,313
Registration and filing fees ................. 67,986 24,043 27,252 23,381
Professional fees ........................ 69,304 83,752 81,087 73,166
Trustees' fees and expenses ............... 11,904 9,727 7,625 4,708
Other ................................. 84,324 89,779 95,266 61,090
Total expenses ...................... 7,207,719 6,024,763 4,895,072 3,055,764
Expense reductions (Note 4 ) ............ (6,505) (5,756) (4,267) (2,579)
Expenses waived/paid by affiliates (Note 3 g ) — — (324) —
Net expenses ...................... 7,201,214 6,019,007 4,890,481 3,053,185
Net investment income ............. 33,016,888 28,001,329 21,463,626 11,825,701
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (5,247,463) (8,329,156) (7,147,479) (5,717,022)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 6,853,679 7,244,301 8,926,908 7,194,058
Net realized and unrealized gain (loss) ......... 1,606,216 (1,084,855) 1,779,429 1,477,036
Net increase (decrease) in net assets resulting from
operations ............................... $34,623,104 $26,916,474 $23,243,055 $13,302,737

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,055,753 $5,015,541 $22,470,400 $24,165,200
Net realized gain (loss) ............ (2,116,956) (2,024,966) (2,355,400) (6,889,976)
Net change in unrealized appreciation
(depreciation) ................. 2,413,922 7,015,967 6,791,691 21,403,470
Net increase (decrease) in net
assets resulting from operations . 5,352,719 10,006,542 26,906,691 38,678,694
Distributions to shareholders:
Class A ........................ (1,264,229) (1,075,335) (6,855,198) (6,550,484)
Class A1 ....................... (3,050,548) (3,212,748) (10,503,284) (12,048,453)
Class C ........................ (105,071) (140,105) (539,055) (733,504)
Class R6 ....................... (43,915) (44,276) (826,446) (793,202)
Advisor Class ................... (579,510) (540,377) (3,550,091) (3,567,537)
Total distributions to shareholders ..... (5,043,273) (5,012,841) (22,274,074) (23,693,180)
Capital share transactions: (Note 2 )
Class A ........................ (1,388,625) 5,233,322 7,836,460 3,753,777
Class A1 ....................... (15,007,110) (10,338,785) (46,246,790) (55,055,526)
Class C ........................ (2,581,761) (2,391,146) (7,365,284) (8,307,002)
Class R6 ....................... 811,955 (526,870) 309,240 4,570,027
Advisor Class ................... 1,001,397 1,089,614 18,242,989 (12,771,219)
Total capital share transactions ....... (17,164,144) (6,933,865) (27,223,385) (67,809,943)
Net increase (decrease) in net
assets ..................... (16,854,698) (1,940,164) (22,590,768) (52,824,429)
Net assets:
Beginning of year .................. 194,306,347 196,246,511 723,502,134 776,326,563
End of year ...................... $177,451,649 $194,306,347 $700,911,366 $723,502,134

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $15,741,191 $15,646,416 $3,970,333 $4,087,497
Net realized gain (loss) ............ (3,479,654) (6,140,128) (1,082,899) (1,206,992)
Net change in unrealized appreciation
(depreciation) ................. 5,543,247 19,394,642 1,703,824 5,264,645
Net increase (decrease) in net
assets resulting from operations . 17,804,784 28,900,930 4,591,258 8,145,150
Distributions to shareholders:
Class A ........................ (3,656,093) (3,393,744) (808,447) (743,786)
Class A1 ....................... (7,610,725) (8,153,723) (2,349,511) (2,614,637)
Class C ........................ (365,945) (478,012) (74,474) (104,242)
Class R6 ....................... (525,479) (517,295) (210,247) (138,632)
Advisor Class ................... (3,424,129) (3,046,092) (506,052) (464,880)
Total distributions to shareholders ..... (15,582,371) (15,588,866) (3,948,731) (4,066,177)
Capital share transactions: (Note 2 )
Class A ........................ 22,180 1,080,199 1,279,946 1,545,242
Class A1 ....................... (29,193,784) (38,580,597) (9,772,402) (7,161,438)
Class C ........................ (4,294,971) (7,389,500) (1,314,268) (881,791)
Class R6 ....................... 339,288 406,917 973,916 3,739,623
Advisor Class ................... 33,613,783 (3,194,076) 14,216,107 943,142
Total capital share transactions ....... 486,496 (47,677,057) 5,383,299 (1,815,222)
Net increase (decrease) in net
assets ..................... 2,708,909 (34,364,993) 6,025,826 2,263,751
Net assets:
Beginning of year .................. 506,375,165 540,740,158 145,871,849 143,608,098
End of year ...................... $509,084,074 $506,375,165 $151,897,675 $145,871,849

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $64,044,183 $64,846,645 $24,495,106 $23,427,963
Net realized gain (loss) ............ (15,015,407) (26,719,297) (1,331,495) (3,472,826)
Net change in unrealized appreciation
(depreciation) ................. 29,544,759 73,908,148 12,581,947 18,527,002
Net increase (decrease) in net
assets resulting from operations . 78,573,535 112,035,496 35,745,558 38,482,139
Distributions to shareholders:
Class A ........................ (18,358,973) (18,203,765) (8,602,470) (8,254,640)
Class A1 ....................... (20,166,540) (22,675,827) (6,432,023) (6,716,994)
Class C ........................ (589,434) (793,989) — —
Class R6 ....................... (3,947,335) (3,933,219) (1,673,784) (1,599,898)
Advisor Class ................... (20,500,589) (18,932,968) (7,767,029) (6,688,784)
Total distributions to shareholders ..... (63,562,871) (64,539,768) (24,475,306) (23,260,316)
Capital share transactions: (Note 2 )
Class A ........................ (16,945,916) (54,937,149) (3,344,225) (59,373,016)
Class A1 ....................... (111,634,068) (150,109,598) (34,345,375) (57,224,544)
Class C ........................ (8,138,280) (14,963,414) — —
Class R6 ....................... (5,548,062) (10,781,184) (652,314) (12,263,933)
Advisor Class ................... 39,287,401 (2,296,419) 990,447 41,665,148
Total capital share transactions ....... (102,978,925) (233,087,764) (37,351,467) (87,196,345)
Net increase (decrease) in net
assets ..................... (87,968,261) (185,592,036) (26,081,215) (71,974,522)
Net assets:
Beginning of year .................. 2,199,220,855 2,384,812,891 906,941,920 978,916,442
End of year ...................... $2,111,252,594 $2,199,220,855 $880,860,705 $906,941,920

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,777,315 $9,465,515 $225,245,589 $235,589,411
Net realized gain (loss) ............ (4,902,773) (4,001,278) (59,396,957) (51,770,607)
Net change in unrealized appreciation
(depreciation) ................. 4,996,416 12,571,174 172,570,644 133,373,479
Net increase (decrease) in net
assets resulting from operations . 8,870,958 18,035,411 338,419,276 317,192,283
Distributions to shareholders:
Class A ........................ (2,090,210) (2,054,639) (66,131,487) (63,957,963)
Class A1 ....................... (4,775,123) (5,231,108) (103,005,160) (114,756,788)
Class C ........................ (274,960) (382,369) (4,914,717) (6,257,972)
Class R6 ....................... (336,527) (325,565) (9,033,942) (8,638,619)
Advisor Class ................... (1,293,158) (1,429,418) (36,734,753) (39,343,627)
Total distributions to shareholders ..... (8,769,978) (9,423,099) (219,820,059) (232,954,969)
Capital share transactions: (Note 2 )
Class A ........................ (1,970,120) (2,273,436) 111,935,673 34,926,813
Class A1 ....................... (19,700,823) (21,628,755) (213,143,378) (269,234,289)
Class C ........................ (4,897,289) (5,537,344) (24,055,273) (39,864,473)
Class R6 ....................... 1,127,081 401,788 26,142,724 (9,523,208)
Advisor Class ................... 1,841,819 (3,297,249) 28,243,991 (77,246,112)
Total capital share transactions ....... (23,599,332) (32,334,996) (70,876,263) (360,941,269)
Net increase (decrease) in net
assets ..................... (23,498,352) (23,722,684) 47,722,954 (276,703,955)
Net assets:
Beginning of year .................. 320,533,788 344,256,472 4,894,513,016 5,171,216,971
End of year ...................... $297,035,436 $320,533,788 $4,942,235,970 $4,894,513,016

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,410,036 $7,948,291 $9,999,331 $10,190,174
Net realized gain (loss) ............ (3,208,938) (3,206,369) (1,608,899) (5,547,815)
Net change in unrealized appreciation
(depreciation) ................. 4,282,090 9,485,255 1,950,422 10,275,845
Net increase (decrease) in net
assets resulting from operations . 8,483,188 14,227,177 10,340,854 14,918,204
Distributions to shareholders:
Class A ........................ (1,650,490) (1,651,634) (2,890,698) (2,640,012)
Class A1 ....................... (4,334,929) (4,744,726) (4,671,284) (5,109,295)
Class C ........................ (184,543) (242,913) (304,797) (414,527)
Class R6 ....................... (253,158) (188,714) (430,075) (429,659)
Advisor Class ................... (970,008) (1,050,581) (1,646,933) (1,561,046)
Total distributions to shareholders ..... (7,393,128) (7,878,568) (9,943,787) (10,154,539)
Capital share transactions: (Note 2 )
Class A ........................ (4,452,781) 459,155 9,192,945 5,862,440
Class A1 ....................... (22,448,935) (20,900,132) (12,180,420) (17,498,765)
Class C ........................ (1,608,616) (4,148,210) (4,450,088) (4,040,981)
Class R6 ....................... 464,318 1,514,443 5,574,256 (1,033,994)
Advisor Class ................... 4,840,543 (5,459,468) 29,111,690 1,546,638
Total capital share transactions ....... (23,205,471) (28,534,212) 27,248,383 (15,164,662)
Net increase (decrease) in net
assets ..................... (22,115,411) (22,185,603) 27,645,450 (10,400,997)
Net assets:
Beginning of year .................. 269,254,365 291,439,968 307,265,706 317,666,703
End of year ...................... $247,138,954 $269,254,365 $334,911,156 $307,265,706

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Massachusetts Tax-Free Income
Fund Franklin Michigan Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,138,964 $9,450,691 $21,011,644 $22,300,953
Net realized gain (loss) ............ (1,657,375) (9,941,158) (1,632,958) (6,991,882)
Net change in unrealized appreciation
(depreciation) ................. 561,098 14,462,736 1,287,093 21,367,556
Net increase (decrease) in net
assets resulting from operations . 7,042,687 13,972,269 20,665,779 36,676,627
Distributions to shareholders:
Class A ........................ (1,287,031) (1,358,678) (3,768,453) (3,662,716)
Class A1 ....................... (4,012,312) (4,266,601) (13,870,021) (15,058,109)
Class C ........................ (152,754) (216,598) (453,289) (638,497)
Class R6 ....................... (460,149) (607,009) (402,112) (430,429)
Advisor Class ................... (2,225,275) (2,964,128) (2,456,292) (2,328,111)
Total distributions to shareholders ..... (8,137,521) (9,413,014) (20,950,167) (22,117,862)
Capital share transactions: (Note 2 )
Class A ........................ (5,201,106) (5,842,398) 2,447,583 2,814,416
Class A1 ....................... (17,247,906) (23,383,711) (41,049,815) (46,058,931)
Class C ........................ (2,304,507) (4,036,152) (5,669,702) (9,908,225)
Class R6 ....................... (4,503,934) (5,119,246) (3,280,817) 4,973,795
Advisor Class ................... 50,379,871 (23,701,697) 46,739,580 (13,704,882)
Total capital share transactions ....... 21,122,418 (62,083,204) (813,171) (61,883,827)
Net increase (decrease) in net
assets ..................... 20,027,584 (57,523,949) (1,097,559) (47,325,062)
Net assets:
Beginning of year .................. 306,763,947 364,287,896 691,191,055 738,516,117
End of year ...................... $326,791,531 $306,763,947 $690,093,496 $691,191,055

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Minnesota Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $21,184,123 $22,741,511 $22,871,021 $23,997,508
Net realized gain (loss) ............ (8,838,092) (11,220,579) (6,091,757) (12,379,707)
Net change in unrealized appreciation
(depreciation) ................. 10,256,639 23,329,645 7,785,243 24,436,478
Net increase (decrease) in net
assets resulting from operations . 22,602,670 34,850,577 24,564,507 36,054,279
Distributions to shareholders:
Class A ........................ (5,176,387) (4,856,966) (5,952,012) (5,616,499)
Class A1 ....................... (9,695,099) (10,390,207) (12,917,466) (14,283,512)
Class C ........................ (812,348) (1,056,834) (547,921) (800,796)
Class R6 ....................... (610,246) (532,244) (898,734) (772,308)
Advisor Class ................... (4,610,208) (5,374,895) (2,402,816) (2,433,793)
Total distributions to shareholders ..... (20,904,288) (22,211,146) (22,718,949) (23,906,908)
Capital share transactions: (Note 2 )
Class A ........................ 5,265,809 (1,977,465) 6,082,736 11,028,803
Class A1 ....................... (39,152,098) (53,697,276) (46,114,696) (47,845,085)
Class C ........................ (11,475,468) (14,890,577) (8,483,694) (9,921,227)
Class R6 ....................... 5,037,758 5,767,347 8,627,271 1,545,960
Advisor Class ................... (9,825,360) (50,992,042) 11,545,141 (4,040,876)
Total capital share transactions ....... (50,149,359) (115,790,013) (28,343,242) (49,232,425)
Net increase (decrease) in net
assets ..................... (48,450,977) (103,150,582) (26,497,684) (37,085,054)
Net assets:
Beginning of year .................. 708,130,489 811,281,071 693,627,244 730,712,298
End of year ...................... $659,679,512 $708,130,489 $667,129,560 $693,627,244

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $22,476,071 $23,140,281 $16,239,104 $16,423,794
Net realized gain (loss) ............ (2,882,252) (5,258,785) (3,082,719) (10,154,504)
Net change in unrealized appreciation
(depreciation) ................. 3,859,662 22,314,956 5,712,813 23,488,320
Net increase (decrease) in net
assets resulting from operations . 23,453,481 40,196,452 18,869,198 29,757,610
Distributions to shareholders:
Class A ........................ (4,043,717) (3,656,234) (3,525,331) (3,430,760)
Class A1 ....................... (9,953,204) (11,065,209) (7,754,877) (8,580,472)
Class C ........................ (631,096) (893,785) (400,080) (511,336)
Class R6 ....................... (1,560,709) (1,232,514) (998,487) (592,488)
Advisor Class ................... (6,229,341) (6,237,591) (3,473,429) (3,129,619)
Total distributions to shareholders ..... (22,418,067) (23,085,333) (16,152,204) (16,244,675)
Capital share transactions: (Note 2 )
Class A ........................ 7,788,063 8,320,384 (4,206,476) (2,540,106)
Class A1 ....................... (36,864,041) (40,116,538) (34,526,658) (53,205,230)
Class C ........................ (10,756,575) (10,407,625) (5,791,818) (6,411,452)
Class R6 ....................... 10,069,794 3,072,129 21,880,720 7,942,383
Advisor Class ................... 49,228,633 (39,874) 41,038,345 (5,708,972)
Total capital share transactions ....... 19,465,874 (39,171,524) 18,394,113 (59,923,377)
Net increase (decrease) in net
assets ..................... 20,501,288 (22,060,405) 21,111,107 (46,410,442)
Net assets:
Beginning of year .................. 739,818,860 761,879,265 590,110,131 636,520,573
End of year ...................... $760,320,148 $739,818,860 $611,221,238 $590,110,131

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $33,016,888 $35,146,386 $28,001,329 $29,179,642
Net realized gain (loss) ............ (5,247,463) (24,657,598) (8,329,156) (9,930,677)
Net change in unrealized appreciation
(depreciation) ................. 6,853,679 43,132,230 7,244,301 24,189,445
Net increase (decrease) in net
assets resulting from operations . 34,623,104 53,621,018 26,916,474 43,438,410
Distributions to shareholders:
Class A ........................ (8,061,025) (7,837,852) (6,318,013) (5,972,738)
Class A1 ....................... (17,151,069) (18,621,774) (15,526,589) (16,653,564)
Class C ........................ (1,165,900) (1,680,167) (588,009) (872,150)
Class R6 ....................... (715,492) (618,035) (872,178) (741,421)
Advisor Class ................... (5,854,179) (6,333,409) (4,581,222) (4,257,087)
Total distributions to shareholders ..... (32,947,665) (35,091,237) (27,886,011) (28,496,960)
Capital share transactions: (Note 2 )
Class A ........................ (2,673,883) (12,157,976) 7,277,779 (9,234,304)
Class A1 ....................... (67,112,354) (79,588,950) (59,578,942) (58,185,314)
Class C ........................ (19,562,071) (24,964,191) (9,716,025) (15,700,966)
Class R6 ....................... 2,069,386 5,700,459 3,473,191 1,874,864
Advisor Class ................... (1,461,516) (29,905,286) 12,664,315 (1,861,246)
Total capital share transactions ....... (88,740,438) (140,915,944) (45,879,682) (83,106,966)
Net increase (decrease) in net
assets ..................... (87,064,999) (122,386,163) (46,849,219) (68,165,516)
Net assets:
Beginning of year .................. 1,078,432,504 1,200,818,667 901,509,335 969,674,851
End of year ...................... $991,367,505 $1,078,432,504 $854,660,116 $901,509,335

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Pennsylvania Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $21,463,626 $22,569,239 $11,825,701 $12,075,748
Net realized gain (loss) ............ (7,147,479) (11,230,059) (5,717,022) (6,627,550)
Net change in unrealized appreciation
(depreciation) ................. 8,926,908 27,289,735 7,194,058 17,722,825
Net increase (decrease) in net
assets resulting from operations . 23,243,055 38,628,915 13,302,737 23,171,023
Distributions to shareholders:
Class A ........................ (4,648,295) (4,458,011) (2,324,899) (2,245,661)
Class A1 ....................... (13,620,443) (14,583,037) (5,739,995) (6,255,295)
Class C ........................ (664,656) (876,598) (175,324) (235,671)
Class R6 ....................... (291,829) (302,272) (346,281) (262,424)
Advisor Class ................... (2,296,427) (2,243,308) (3,189,146) (3,145,156)
Total distributions to shareholders ..... (21,521,650) (22,463,226) (11,775,645) (12,144,207)
Capital share transactions: (Note 2 )
Class A ........................ (2,886,534) (142,487) 898,176 (4,812,684)
Class A1 ....................... (45,615,545) (58,051,837) (21,660,536) (29,112,662)
Class C ........................ (9,397,845) (12,420,391) (3,003,688) (3,384,280)
Class R6 ....................... (1,622,458) 770,309 13,080,996 2,225,283
Advisor Class ................... 62,270,503 (5,809,772) 44,197,257 (10,819,074)
Total capital share transactions ....... 2,748,121 (75,654,178) 33,512,205 (45,903,417)
Net increase (decrease) in net
assets ..................... 4,469,526 (59,488,489) 35,039,297 (34,876,601)
Net assets:
Beginning of year .................. 706,815,091 766,303,580 417,990,286 452,866,887
End of year ...................... $711,284,617 $706,815,091 $453,029,583 $417,990,286

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. At
February 28, 2025, unfunded commitments were as follows:
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799
Borrower
Unfunded
Commitment
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statements of
Operations represents taxes on taxable income earned by
the Funds not distributed to shareholders, and therefore are paid on their behalf by the Funds.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividends from investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 638,137 $6,494,980 5,541,819 $54,570,200
Shares issued in reinvestment of distributions .......... 119,658 1,219,241 644,777 6,333,661
Shares redeemed ............................... (893,344) (9,102,846) (5,393,773) (53,067,401)
Net increase (decrease) .......................... (135,549) $(1,388,625) 792,823 $7,836,460
Year ended February 29, 2024
Shares sold
a
................................... 1,338,090 $13,494,319 5,281,480 $50,983,044
Shares issued in reinvestment of distributions .......... 102,450 1,020,836 613,405 5,902,047
Shares redeemed ............................... (938,308) (9,281,833) (5,531,301) (53,131,314)
Net increase (decrease) .......................... 502,232 $5,233,322 363,584 $3,753,777
Class A1
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 111,861 $1,135,299 997,567 $9,809,427
Shares issued in reinvestment of distributions .......... 272,747 2,775,449 937,913 9,192,420
Shares redeemed ............................... (1,855,871) (18,917,858) (6,648,861) (65,248,637)
Net increase (decrease) .......................... (1,471,263) $(15,007,110) (4,713,381) $(46,246,790)
Year ended February 29, 2024
Shares sold ................................... 416,397 $4,142,694 529,354 $5,127,836
Shares issued in reinvestment of distributions .......... 290,127 2,887,542 1,089,353 10,461,542
Shares redeemed ............................... (1,744,630) (17,369,021) (7,353,079) (70,644,904)
Net increase (decrease) .......................... (1,038,106) $(10,338,785) (5,734,372) $(55,055,526)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 19,751 $205,697 124,614 $1,238,794
Shares issued in reinvestment of distributions .......... 9,270 95,581 53,303 531,376
Shares redeemed
a
.............................. (280,003) (2,883,039) (914,608) (9,135,454)
Net increase (decrease) .......................... (250,982) $(2,581,761) (736,691) $(7,365,284)
Year ended February 29, 2024
Shares sold ................................... 60,044 $606,458 194,063 $1,893,878
Shares issued in reinvestment of distributions .......... 12,707 128,129 72,977 713,130
Shares redeemed
a
.............................. (309,667) (3,125,733) (1,121,931) (10,914,010)
Net increase (decrease) .......................... (236,916) $(2,391,146) (854,891) $(8,307,002)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 117,208 $1,193,217 822,312 $8,089,412
Shares issued in reinvestment of distributions .......... 4,091 41,667 84,099 827,251
Shares redeemed ............................... (41,297) (422,929) (874,910) (8,607,423)
Net increase (decrease) .......................... 80,002 $811,955 31,501 $309,240
Year ended February 29, 2024
Shares sold ................................... 30,124 $303,644 1,247,971 $11,981,424
Shares issued in reinvestment of distributions .......... 4,385 43,596 81,748 787,913
Shares redeemed ............................... (89,107) (874,110) (857,933) (8,199,310)
Net increase (decrease) .......................... (54,598) $(526,870) 471,786 $4,570,027
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
NII distributions - ensure per share amount per class is reasonable based on class specific expenses
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 528,630 $5,408,251 4,191,713 $41,213,760
Shares issued in reinvestment of distributions .......... 50,757 516,632 330,640 3,251,762
Shares redeemed ............................... (481,437) (4,923,486) (2,665,220) (26,222,533)
Net increase (decrease) .......................... 97,950 $1,001,397 1,857,133 $18,242,989
Year ended February 29, 2024
Shares sold ................................... 440,358 $4,409,758 2,541,454 $24,553,591
Shares issued in reinvestment of distributions .......... 49,211 489,562 333,195 3,209,120
Shares redeemed ............................... (381,889) (3,809,706) (4,224,644) (40,533,930)
Net increase (decrease) .......................... 107,680 $1,089,614 (1,349,995) $(12,771,219)
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 1,899,678 $20,082,461 713,625 $6,497,637
Shares issued in reinvestment of distributions .......... 341,797 3,605,205 79,983 728,221
Shares redeemed ............................... (2,245,783) (23,665,486) (652,067) (5,945,912)
Net increase (decrease) .......................... (4,308) $22,180 141,541 $1,279,946
Year ended February 29, 2024
Shares sold
a
................................... 2,953,102 $30,428,114 875,610 $7,893,122
Shares issued in reinvestment of distributions .......... 320,041 3,297,933 75,501 671,741
Shares redeemed ............................... (3,172,844) (32,645,848) (793,733) (7,019,621)
Net increase (decrease) .......................... 100,299 $1,080,199 157,378 $1,545,242
Class A1
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 583,655 $6,148,795 94,567 $861,875
Shares issued in reinvestment of distributions .......... 675,945 7,124,173 213,706 1,943,452
Shares redeemed ............................... (4,028,633) (42,466,752) (1,382,480) (12,577,729)
Net increase (decrease) .......................... (2,769,033) $(29,193,784) (1,074,207) $(9,772,402)
Year ended February 29, 2024
Shares sold ................................... 720,015 $7,502,773 281,567 $2,516,852
Shares issued in reinvestment of distributions .......... 737,867 7,598,032 240,848 2,139,471
Shares redeemed ............................... (5,220,517) (53,681,402) (1,329,176) (11,817,761)
Net increase (decrease) .......................... (3,762,635) $(38,580,597) (806,761) $(7,161,438)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 128,268 $1,377,830 27,468 $253,516
Shares issued in reinvestment of distributions .......... 33,392 356,181 7,544 69,125
Shares redeemed
a
.............................. (563,622) (6,028,982) (178,382) (1,636,909)
Net increase (decrease) .......................... (401,962) $(4,294,971) (143,370) $(1,314,268)
Year ended February 29, 2024
Shares sold ................................... 95,606 $1,000,502 72,328 $645,497
Shares issued in reinvestment of distributions .......... 44,511 464,140 10,693 95,735
Shares redeemed
a
.............................. (852,049) (8,854,142) (181,300) (1,623,023)
Net increase (decrease) .......................... (711,932) $(7,389,500) (98,279) $(881,791)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 511,262 $5,383,627 148,960 $1,358,790
Shares issued in reinvestment of distributions .......... 49,975 527,024 2,485 22,603
Shares redeemed ............................... (527,368) (5,571,363) (44,864) (407,477)
Net increase (decrease) .......................... 33,869 $339,288 106,581 $973,916
Year ended February 29, 2024
Shares sold ................................... 805,362 $8,345,124 539,858 $4,712,198
Shares issued in reinvestment of distributions .......... 50,009 515,138 3,099 27,474
Shares redeemed ............................... (820,482) (8,453,345) (113,819) (1,000,049)
Net increase (decrease) .......................... 34,889 $406,917 429,138 $3,739,623
Advisor Class
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 5,133,950 $54,063,343 2,080,114 $18,908,737
Shares issued in reinvestment of distributions .......... 312,842 3,298,677 46,732 424,853
Shares redeemed ............................... (2,251,407) (23,748,237) (563,572) (5,117,483)
Net increase (decrease) .......................... 3,195,385 $33,613,783 1,563,274 $14,216,107
Year ended February 29, 2024
Shares sold ................................... 3,373,179 $34,658,025 608,134 $5,389,846
Shares issued in reinvestment of distributions .......... 286,638 2,951,136 41,892 371,796
Shares redeemed ............................... (3,978,682) (40,803,237) (541,579) (4,818,500)
Net increase (decrease) .......................... (318,865) $(3,194,076) 108,447 $943,142
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 10,982,749 $123,948,078 6,892,368 $70,775,719
Shares issued in reinvestment of distributions .......... 1,563,501 17,616,067 811,953 8,328,548
Shares redeemed ............................... (14,066,150) (158,510,061) (8,041,588) (82,448,492)
Net increase (decrease) .......................... (1,519,900) $(16,945,916) (337,267) $(3,344,225)
Year ended February 29, 2024
Shares sold
a
................................... 12,963,972 $143,118,053 8,871,893 $89,408,171
Shares issued in reinvestment of distributions .......... 1,564,811 17,319,861 786,049 7,931,174
Shares redeemed ............................... (19,506,979) (215,375,063) (15,543,757) (156,712,361)
Net increase (decrease) .......................... (4,978,196) $(54,937,149) (5,885,815) $(59,373,016)
Class A1
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 1,390,494 $15,660,627 645,754 $6,653,530
Shares issued in reinvestment of distributions .......... 1,681,239 18,915,067 582,532 5,979,766
Shares redeemed ............................... (12,995,548) (146,209,762) (4,577,875) (46,978,671)
Net increase (decrease) .......................... (9,923,815) $(111,634,068) (3,349,589) $(34,345,375)
Year ended February 29, 2024
Shares sold ................................... 2,019,367 $22,324,650 581,611 $5,881,467
Shares issued in reinvestment of distributions .......... 1,919,121 21,207,520 618,552 6,246,170
Shares redeemed ............................... (17,548,153) (193,641,768) (6,864,066) (69,352,181)
Net increase (decrease) .......................... (13,609,665) $(150,109,598) (5,663,903) $(57,224,544)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 207,531 $2,338,864 — $—
Shares issued in reinvestment of distributions .......... 50,998 575,490 — —
Shares redeemed
a
.............................. (978,388) (11,052,634) — —
Net increase (decrease) .......................... (719,859) $(8,138,280) — $—
Year ended February 29, 2024
Shares sold ................................... 375,625 $4,156,308 — $—
Shares issued in reinvestment of distributions .......... 68,626 760,791 — —
Shares redeemed
a
.............................. (1,797,599) (19,880,513) — —
Net increase (decrease) .......................... (1,353,348) $(14,963,414) — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 2,242,031 $25,293,502 1,410,997 $14,475,512
Shares issued in reinvestment of distributions .......... 264,997 2,989,749 158,493 1,626,261
Shares redeemed ............................... (2,998,307) (33,831,313) (1,632,905) (16,754,087)
Net increase (decrease) .......................... (491,279) $(5,548,062) (63,415) $(652,314)
Year ended February 29, 2024
Shares sold ................................... 3,549,580 $39,157,666 1,414,688 $14,271,480
Shares issued in reinvestment of distributions .......... 284,782 3,155,252 151,695 1,530,565
Shares redeemed ............................... (4,798,681) (53,094,102) (2,784,106) (28,065,978)
Net increase (decrease) .......................... (964,319) $(10,781,184) (1,217,723) $(12,263,933)
Advisor Class
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 16,711,712 $188,572,875 5,219,717 $53,518,710
Shares issued in reinvestment of distributions .......... 1,316,955 14,857,777 262,374 2,692,770
Shares redeemed ............................... (14,548,197) (164,143,251) (5,380,982) (55,221,033)
Net increase (decrease) .......................... 3,480,470 $39,287,401 101,109 $990,447
Year ended February 29, 2024
Shares sold ................................... 19,756,206 $219,333,429 11,505,712 $116,517,715
Shares issued in reinvestment of distributions .......... 1,275,037 14,127,419 252,353 2,547,506
Shares redeemed ............................... (21,326,567) (235,757,267) (7,681,886) (77,400,073)
Net increase (decrease) .......................... (295,324) $(2,296,419) 4,076,179 $41,665,148
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 965,017 $10,292,812 40,102,449 $359,721,968
Shares issued in reinvestment of distributions .......... 180,214 1,923,023 6,906,325 61,883,519
Shares redeemed ............................... (1,327,914) (14,185,955) (34,564,840) (309,669,814)
Net increase (decrease) .......................... (182,683) $(1,970,120) 12,443,934 $111,935,673
Year ended February 29, 2024
Shares sold
a
................................... 1,302,263 $13,569,597 38,472,244 $331,347,490
Shares issued in reinvestment of distributions .......... 179,768 1,874,809 6,903,695 59,481,964
Shares redeemed ............................... (1,705,485) (17,717,842) (41,428,176) (355,902,641)
Net increase (decrease) .......................... (223,454) $(2,273,436) 3,947,763 $34,926,813
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 146,721 $1,565,337 6,020,089 $53,973,808
Shares issued in reinvestment of distributions .......... 397,884 4,244,476 10,306,846 92,238,069
Shares redeemed ............................... (2,387,715) (25,510,636) (40,133,981) (359,355,255)
Net increase (decrease) .......................... (1,843,110) $(19,700,823) (23,807,046) $(213,143,378)
Year ended February 29, 2024
Shares sold ................................... 229,001 $2,400,520 6,783,297 $58,386,773
Shares issued in reinvestment of distributions .......... 443,413 4,624,141 11,901,332 102,468,162
Shares redeemed ............................... (2,742,757) (28,653,416) (50,144,524) (430,089,224)
Net increase (decrease) .......................... (2,070,343) $(21,628,755) (31,459,895) $(269,234,289)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 96,415 $1,046,103 1,789,089 $16,350,977
Shares issued in reinvestment of distributions .......... 24,979 270,414 520,616 4,753,049
Shares redeemed
a
.............................. (573,162) (6,213,806) (4,943,820) (45,159,299)
Net increase (decrease) .......................... (451,768) $(4,897,289) (2,634,115) $(24,055,273)
Year ended February 29, 2024
Shares sold ................................... 109,638 $1,152,676 1,816,471 $16,009,952
Shares issued in reinvestment of distributions .......... 34,706 367,460 679,592 5,971,101
Shares redeemed
a
.............................. (666,303) (7,057,480) (7,040,078) (61,845,526)
Net increase (decrease) .......................... (521,959) $(5,537,344) (4,544,015) $(39,864,473)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 365,624 $3,899,764 9,679,207 $87,350,166
Shares issued in reinvestment of distributions .......... 16,454 175,584 842,772 7,585,156
Shares redeemed ............................... (277,436) (2,948,267) (7,616,584) (68,792,598)
Net increase (decrease) .......................... 104,642 $1,127,081 2,905,395 $26,142,724
Year ended February 29, 2024
Shares sold ................................... 352,145 $3,681,149 7,421,961 $64,250,430
Shares issued in reinvestment of distributions .......... 15,405 160,609 786,786 6,807,327
Shares redeemed ............................... (327,117) (3,439,970) (9,367,551) (80,580,965)
Net increase (decrease) .......................... 40,433 $401,788 (1,158,804) $(9,523,208)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 1,464,377 $15,616,121 25,056,263 $225,216,785
Shares issued in reinvestment of distributions .......... 115,535 1,233,564 3,644,235 32,776,224
Shares redeemed ............................... (1,406,546) (15,007,866) (25,594,103) (229,749,018)
Net increase (decrease) .......................... 173,366 $1,841,819 3,106,395 $28,243,991
Year ended February 29, 2024
Shares sold ................................... 900,353 $9,396,069 36,780,674 $318,461,216
Shares issued in reinvestment of distributions .......... 127,737 1,332,065 3,971,608 34,353,160
Shares redeemed ............................... (1,347,279) (14,025,383) (50,001,390) (430,060,488)
Net increase (decrease) .......................... (319,189) $(3,297,249) (9,249,108) $(77,246,112)
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 780,017 $7,975,931 2,177,625 $21,656,278
Shares issued in reinvestment of distributions .......... 149,863 1,529,400 273,751 2,710,348
Shares redeemed ............................... (1,368,192) (13,958,112) (1,533,728) (15,173,681)
Net increase (decrease) .......................... (438,312) $(4,452,781) 917,648 $9,192,945
Year ended February 29, 2024
Shares sold
a
................................... 1,145,651 $11,526,499 1,790,306 $17,600,707
Shares issued in reinvestment of distributions .......... 153,264 1,528,379 250,103 2,441,176
Shares redeemed ............................... (1,253,631) (12,595,723) (1,466,839) (14,179,443)
Net increase (decrease) .......................... 45,284 $459,155 573,570 $5,862,440
Class A1
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 179,887 $1,837,974 248,644 $2,468,083
Shares issued in reinvestment of distributions .......... 408,738 4,168,222 417,110 4,129,361
Shares redeemed ............................... (2,786,838) (28,455,131) (1,892,996) (18,777,864)
Net increase (decrease) .......................... (2,198,213) $(22,448,935) (1,227,242) $(12,180,420)
Year ended February 29, 2024
Shares sold ................................... 188,891 $1,883,031 228,603 $2,210,696
Shares issued in reinvestment of distributions .......... 456,359 4,549,579 458,011 4,472,466
Shares redeemed ............................... (2,744,651) (27,332,742) (2,479,180) (24,181,927)
Net increase (decrease) .......................... (2,099,401) $(20,900,132) (1,792,566) $(17,498,765)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 102,752 $1,069,551 88,085 $889,748
Shares issued in reinvestment of distributions .......... 17,585 182,298 29,491 297,966
Shares redeemed
a
.............................. (275,884) (2,860,465) (556,432) (5,637,802)
Net increase (decrease) .......................... (155,547) $(1,608,616) (438,856) $(4,450,088)
Year ended February 29, 2024
Shares sold ................................... 88,248 $904,712 74,216 $743,194
Shares issued in reinvestment of distributions .......... 23,452 237,567 39,868 397,515
Shares redeemed
a
.............................. (523,736) (5,290,489) (520,297) (5,181,690)
Net increase (decrease) .......................... (412,036) $(4,148,210) (406,213) $(4,040,981)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 254,601 $2,601,829 671,216 $6,662,231
Shares issued in reinvestment of distributions .......... 24,863 253,642 34,557 342,894
Shares redeemed ............................... (234,287) (2,391,153) (143,942) (1,430,869)
Net increase (decrease) .......................... 45,177 $464,318 561,831 $5,574,256
Year ended February 29, 2024
Shares sold ................................... 295,525 $2,997,859 345,951 $3,379,331
Shares issued in reinvestment of distributions .......... 18,833 187,914 28,819 281,794
Shares redeemed ............................... (166,964) (1,671,330) (483,786) (4,695,119)
Net increase (decrease) .......................... 147,394 $1,514,443 (109,016) $(1,033,994)
Advisor Class
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 1,407,910 $14,349,996 3,752,339 $37,104,935
Shares issued in reinvestment of distributions .......... 92,879 947,959 155,471 1,541,399
Shares redeemed ............................... (1,025,905) (10,457,412) (958,941) (9,534,644)
Net increase (decrease) .......................... 474,884 $4,840,543 2,948,869 $29,111,690
Year ended February 29, 2024
Shares sold ................................... 759,737 $7,568,906 2,043,637 $19,580,472
Shares issued in reinvestment of distributions .......... 101,346 1,010,575 148,283 1,450,125
Shares redeemed ............................... (1,419,965) (14,038,949) (2,022,613) (19,483,959)
Net increase (decrease) .......................... (558,882) $(5,459,468) 169,307 $1,546,638
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 442,798 $4,695,916 2,342,260 $24,578,334
Shares issued in reinvestment of distributions .......... 111,491 1,180,787 333,551 3,499,936
Shares redeemed ............................... (1,045,578) (11,077,809) (2,440,684) (25,630,687)
Net increase (decrease) .......................... (491,289) $(5,201,106) 235,127 $2,447,583
Year ended February 29, 2024
Shares sold
a
................................... 564,799 $5,899,517 2,260,898 $23,472,430
Shares issued in reinvestment of distributions .......... 116,353 1,214,599 325,349 3,360,802
Shares redeemed ............................... (1,248,473) (12,956,514) (2,335,997) (24,018,816)
Net increase (decrease) .......................... (567,321) $(5,842,398) 250,250 $2,814,416
Class A1
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 181,438 $1,919,385 616,956 $6,480,753
Shares issued in reinvestment of distributions .......... 312,161 3,304,052 1,186,094 12,427,154
Shares redeemed ............................... (2,118,465) (22,471,343) (5,718,206) (59,957,722)
Net increase (decrease) .......................... (1,624,866) $(17,247,906) (3,915,156) $(41,049,815)
Year ended February 29, 2024
Shares sold ................................... 152,652 $1,586,147 924,563 $9,499,614
Shares issued in reinvestment of distributions .......... 325,181 3,393,344 1,288,576 13,291,097
Shares redeemed ............................... (2,732,053) (28,363,202) (6,691,341) (68,849,642)
Net increase (decrease) .......................... (2,254,220) $(23,383,711) (4,478,202) $(46,058,931)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 56,811 $609,440 133,970 $1,432,387
Shares issued in reinvestment of distributions .......... 12,282 131,574 41,047 437,110
Shares redeemed
a
.............................. (283,402) (3,045,521) (707,629) (7,539,199)
Net increase (decrease) .......................... (214,309) $(2,304,507) (532,612) $(5,669,702)
Year ended February 29, 2024
Shares sold ................................... 37,546 $398,635 120,319 $1,262,178
Shares issued in reinvestment of distributions .......... 18,000 189,927 58,399 612,311
Shares redeemed
a
.............................. (440,059) (4,624,714) (1,127,001) (11,782,714)
Net increase (decrease) .......................... (384,513) $(4,036,152) (948,283) $(9,908,225)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 454,963 $4,803,730 254,853 $2,687,426
Shares issued in reinvestment of distributions .......... 7,343 77,756 36,095 379,592
Shares redeemed ............................... (886,111) (9,385,420) (605,619) (6,347,835)
Net increase (decrease) .......................... (423,805) $(4,503,934) (314,671) $(3,280,817)
Year ended February 29, 2024
Shares sold ................................... 816,835 $8,432,299 655,415 $6,805,533
Shares issued in reinvestment of distributions .......... 8,162 85,188 39,168 405,391
Shares redeemed ............................... (1,332,867) (13,636,733) (216,928) (2,237,129)
Net increase (decrease) .......................... (507,870) $(5,119,246) 477,655 $4,973,795
Advisor Class
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 7,529,635 $79,372,971 5,939,976 $62,285,030
Shares issued in reinvestment of distributions .......... 199,967 2,116,275 199,187 2,094,587
Shares redeemed ............................... (2,939,972) (31,109,375) (1,676,428) (17,640,037)
Net increase (decrease) .......................... 4,789,630 $50,379,871 4,462,735 $46,739,580
Year ended February 29, 2024
Shares sold ................................... 6,672,056 $68,369,435 1,699,482 $17,501,194
Shares issued in reinvestment of distributions .......... 275,969 2,873,437 209,966 2,173,343
Shares redeemed ............................... (9,381,233) (94,944,569) (3,241,463) (33,379,419)
Net increase (decrease) .......................... (2,433,208) $(23,701,697) (1,332,015) $(13,704,882)
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 2,799,789 $31,375,999 3,506,827 $36,726,003
Shares issued in reinvestment of distributions .......... 451,481 5,048,580 557,174 5,825,602
Shares redeemed ............................... (2,780,884) (31,158,770) (3,484,654) (36,468,869)
Net increase (decrease) .......................... 470,386 $5,265,809 579,347 $6,082,736
Year ended February 29, 2024
Shares sold
a
................................... 3,276,444 $36,276,873 4,159,046 $42,768,065
Shares issued in reinvestment of distributions .......... 426,668 4,698,533 531,375 5,453,991
Shares redeemed ............................... (3,908,501) (42,952,871) (3,646,441) (37,193,253)
Net increase (decrease) .......................... (205,389) $(1,977,465) 1,043,980 $11,028,803
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 620,767 $6,953,756 785,230 $8,214,096
Shares issued in reinvestment of distributions .......... 813,251 9,090,871 1,149,680 12,011,465
Shares redeemed ............................... (4,930,808) (55,196,725) (6,342,778) (66,340,257)
Net increase (decrease) .......................... (3,496,790) $(39,152,098) (4,407,868) $(46,114,696)
Year ended February 29, 2024
Shares sold ................................... 964,665 $10,570,880 979,544 $10,079,660
Shares issued in reinvestment of distributions .......... 880,449 9,693,292 1,287,119 13,200,475
Shares redeemed ............................... (6,739,088) (73,961,448) (6,944,203) (71,125,220)
Net increase (decrease) .......................... (4,893,974) $(53,697,276) (4,677,540) $(47,845,085)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 200,734 $2,281,593 109,578 $1,157,190
Shares issued in reinvestment of distributions .......... 71,327 806,164 50,461 532,380
Shares redeemed
a
.............................. (1,286,868) (14,563,225) (962,237) (10,173,264)
Net increase (decrease) .......................... (1,014,807) $(11,475,468) (802,198) $(8,483,694)
Year ended February 29, 2024
Shares sold ................................... 224,826 $2,510,228 150,373 $1,560,299
Shares issued in reinvestment of distributions .......... 93,646 1,043,188 75,169 778,999
Shares redeemed
a
.............................. (1,656,778) (18,443,993) (1,182,040) (12,260,525)
Net increase (decrease) .......................... (1,338,306) $(14,890,577) (956,498) $(9,921,227)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 793,207 $8,847,577 1,369,345 $14,352,917
Shares issued in reinvestment of distributions .......... 50,797 568,935 78,823 824,617
Shares redeemed ............................... (391,769) (4,378,754) (625,833) (6,550,263)
Net increase (decrease) .......................... 452,235 $5,037,758 822,335 $8,627,271
Year ended February 29, 2024
Shares sold ................................... 1,004,139 $11,128,598 832,995 $8,646,444
Shares issued in reinvestment of distributions .......... 45,588 502,678 70,206 720,567
Shares redeemed ............................... (534,051) (5,863,929) (763,127) (7,821,051)
Net increase (decrease) .......................... 515,676 $5,767,347 140,074 $1,545,960
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 3,248,621 $36,365,283 2,881,981 $30,066,828
Shares issued in reinvestment of distributions .......... 406,590 4,550,725 186,590 1,950,953
Shares redeemed ............................... (4,536,029) (50,741,368) (1,956,570) (20,472,640)
Net increase (decrease) .......................... (880,818) $(9,825,360) 1,112,001 $11,545,141
Year ended February 29, 2024
Shares sold ................................... 4,779,229 $52,231,039 1,770,007 $18,247,223
Shares issued in reinvestment of distributions .......... 480,568 5,292,705 203,752 2,091,053
Shares redeemed ............................... (9,894,091) (108,515,786) (2,373,418) (24,379,152)
Net increase (decrease) .......................... (4,634,294) $(50,992,042) (399,659) $(4,040,876)
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 3,937,082 $40,707,390 1,653,965 $17,405,440
Shares issued in reinvestment of distributions .......... 365,214 3,777,929 322,144 3,384,479
Shares redeemed ............................... (3,530,311) (36,697,256) (2,379,809) (24,996,395)
Net increase (decrease) .......................... 771,985 $7,788,063 (403,700) $(4,206,476)
Year ended February 29, 2024
Shares sold
a
................................... 2,887,089 $29,427,457 2,818,585 $29,017,466
Shares issued in reinvestment of distributions .......... 326,693 3,314,745 315,400 3,243,559
Shares redeemed ............................... (2,406,908) (24,421,818) (3,396,641) (34,801,131)
Net increase (decrease) .......................... 806,874 $8,320,384 (262,656) $(2,540,106)
Class A1
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 378,554 $3,916,559 681,899 $7,177,161
Shares issued in reinvestment of distributions .......... 812,403 8,391,775 691,346 7,260,336
Shares redeemed ............................... (4,756,001) (49,172,375) (4,661,407) (48,964,155)
Net increase (decrease) .......................... (3,565,044) $(36,864,041) (3,288,162) $(34,526,658)
Year ended February 29, 2024
Shares sold ................................... 382,824 $3,832,353 641,786 $6,611,905
Shares issued in reinvestment of distributions .......... 906,198 9,182,591 768,222 7,897,674
Shares redeemed ............................... (5,244,088) (53,131,482) (6,605,595) (67,714,809)
Net increase (decrease) .......................... (3,955,066) $(40,116,538) (5,195,587) $(53,205,230)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 205,230 $2,153,391 86,170 $921,164
Shares issued in reinvestment of distributions .......... 54,838 574,074 36,159 385,928
Shares redeemed
a
.............................. (1,285,842) (13,484,040) (663,929) (7,098,910)
Net increase (decrease) .......................... (1,025,774) $(10,756,575) (541,600) $(5,791,818)
Year ended February 29, 2024
Shares sold ................................... 172,674 $1,769,549 170,997 $1,803,539
Shares issued in reinvestment of distributions .......... 79,113 812,265 46,471 485,700
Shares redeemed
a
.............................. (1,273,927) (12,989,439) (829,069) (8,700,691)
Net increase (decrease) .......................... (1,022,140) $(10,407,625) (611,601) $(6,411,452)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 1,424,633 $14,688,187 2,733,161 $28,728,608
Shares issued in reinvestment of distributions .......... 150,629 1,558,365 32,294 339,050
Shares redeemed ............................... (596,353) (6,176,758) (685,812) (7,186,938)
Net increase (decrease) .......................... 978,909 $10,069,794 2,079,643 $21,880,720
Year ended February 29, 2024
Shares sold ................................... 1,140,638 $11,578,814 2,101,547 $21,788,281
Shares issued in reinvestment of distributions .......... 121,496 1,232,523 33,922 348,159
Shares redeemed ............................... (968,646) (9,739,208) (1,401,813) (14,194,057)
Net increase (decrease) .......................... 293,488 $3,072,129 733,656 $7,942,383
Advisor Class
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 9,467,083 $97,804,450 5,731,661 $60,162,559
Shares issued in reinvestment of distributions .......... 582,878 6,027,104 322,267 3,386,169
Shares redeemed ............................... (5,278,479) (54,602,921) (2,143,803) (22,510,383)
Net increase (decrease) .......................... 4,771,482 $49,228,633 3,910,125 $41,038,345
Year ended February 29, 2024
Shares sold ................................... 10,242,545 $101,831,764 3,442,355 $35,274,735
Shares issued in reinvestment of distributions .......... 594,579 6,029,587 294,165 3,024,604
Shares redeemed ............................... (10,928,216) (107,901,225) (4,318,914) (44,008,311)
Net increase (decrease) .......................... (91,092) $(39,874) (582,394) $(5,708,972)
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 2,983,339 $34,322,672 4,606,048 $48,452,081
Shares issued in reinvestment of distributions .......... 666,693 7,654,844 576,088 6,049,061
Shares redeemed ............................... (3,886,943) (44,651,399) (4,495,100) (47,223,363)
Net increase (decrease) .......................... (236,911) $(2,673,883) 687,036 $7,277,779
Year ended February 29, 2024
Shares sold
a
................................... 4,319,048 $48,705,350 3,904,466 $40,445,149
Shares issued in reinvestment of distributions .......... 654,803 7,389,755 549,907 5,681,489
Shares redeemed ............................... (6,059,855) (68,253,081) (5,390,541) (55,360,942)
Net increase (decrease) .......................... (1,086,004) $(12,157,976) (936,168) $(9,234,304)
Class A1
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 606,783 $6,987,071 1,236,149 $12,986,181
Shares issued in reinvestment of distributions .......... 1,387,786 15,921,003 1,391,676 14,598,722
Shares redeemed ............................... (7,843,510) (90,020,428) (8,306,542) (87,163,845)
Net increase (decrease) .......................... (5,848,941) $(67,112,354) (5,678,717) $(59,578,942)
Year ended February 29, 2024
Shares sold ................................... 964,665 $10,960,315 1,449,154 $15,058,172
Shares issued in reinvestment of distributions .......... 1,513,026 17,064,901 1,500,576 15,492,522
Shares redeemed ............................... (9,550,600) (107,614,166) (8,619,988) (88,736,008)
Net increase (decrease) .......................... (7,072,909) $(79,588,950) (5,670,258) $(58,185,314)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 119,410 $1,391,139 124,984 $1,333,859
Shares issued in reinvestment of distributions .......... 97,323 1,131,954 54,225 577,713
Shares redeemed
a
.............................. (1,896,716) (22,085,164) (1,090,623) (11,627,597)
Net increase (decrease) .......................... (1,679,983) $(19,562,071) (911,414) $(9,716,025)
Year ended February 29, 2024
Shares sold ................................... 227,057 $2,599,454 106,790 $1,118,056
Shares issued in reinvestment of distributions .......... 142,038 1,624,240 81,471 854,512
Shares redeemed
a
.............................. (2,564,161) (29,187,885) (1,688,088) (17,673,534)
Net increase (decrease) .......................... (2,195,066) $(24,964,191) (1,499,827) $(15,700,966)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 675,275 $7,780,443 926,020 $9,715,053
Shares issued in reinvestment of distributions .......... 61,565 707,398 82,574 867,044
Shares redeemed ............................... (558,341) (6,418,455) (676,015) (7,108,906)
Net increase (decrease) .......................... 178,499 $2,069,386 332,579 $3,473,191
Year ended February 29, 2024
Shares sold ................................... 1,019,229 $11,501,977 909,094 $9,418,615
Shares issued in reinvestment of distributions .......... 53,566 604,415 71,633 739,765
Shares redeemed ............................... (570,845) (6,405,933) (804,168) (8,283,516)
Net increase (decrease) .......................... 501,950 $5,700,459 176,559 $1,874,864
Advisor Class
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 3,894,214 $44,702,276 4,989,206 $52,470,441
Shares issued in reinvestment of distributions .......... 483,494 5,554,005 426,498 4,481,535
Shares redeemed ............................... (4,500,101) (51,717,797) (4,211,259) (44,287,661)
Net increase (decrease) .......................... (122,393) $(1,461,516) 1,204,445 $12,664,315
Year ended February 29, 2024
Shares sold ................................... 5,135,424 $57,193,024 3,703,505 $38,311,348
Shares issued in reinvestment of distributions .......... 532,332 6,010,698 394,548 4,078,459
Shares redeemed ............................... (8,358,608) (93,109,008) (4,293,431) (44,251,053)
Net increase (decrease) .......................... (2,690,852) $(29,905,286) (195,378) $(1,861,246)
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2025
Shares sold
a
................................... 2,432,667 $21,515,261 1,404,072 $14,048,083
Shares issued in reinvestment of distributions .......... 479,464 4,240,476 197,899 1,979,737
Shares redeemed ............................... (3,236,176) (28,642,271) (1,510,795) (15,129,644)
Net increase (decrease) .......................... (324,045) $(2,886,534) 91,176 $898,176
Year ended February 29, 2024
Shares sold
a
................................... 2,652,134 $23,154,675 1,052,351 $10,319,019
Shares issued in reinvestment of distributions .......... 473,925 4,105,890 195,901 1,912,573
Shares redeemed ............................... (3,166,809) (27,403,052) (1,745,500) (17,044,276)
Net increase (decrease) .......................... (40,750) $(142,487) (497,248) $(4,812,684)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2025
Shares sold ................................... 710,156 $6,287,739 226,586 $2,260,259
Shares issued in reinvestment of distributions .......... 1,353,720 11,969,867 517,346 5,173,036
Shares redeemed ............................... (7,213,907) (63,873,151) (2,904,557) (29,093,831)
Net increase (decrease) .......................... (5,150,031) $(45,615,545) (2,160,625) $(21,660,536)
Year ended February 29, 2024
Shares sold ................................... 984,390 $8,575,185 506,244 $4,962,378
Shares issued in reinvestment of distributions .......... 1,470,242 12,734,877 575,142 5,612,495
Shares redeemed ............................... (9,164,947) (79,361,899) (4,081,908) (39,687,535)
Net increase (decrease) .......................... (6,710,315) $(58,051,837) (3,000,522) $(29,112,662)
Class C
Class C Shares:
Year ended February 28, 2025
Shares sold ................................... 178,055 $1,596,091 90,330 $918,872
Shares issued in reinvestment of distributions .......... 71,433 639,722 16,876 171,646
Shares redeemed
a
.............................. (1,296,645) (11,633,658) (401,607) (4,094,206)
Net increase (decrease) .......................... (1,047,157) $(9,397,845) (294,401) $(3,003,688)
Year ended February 29, 2024
Shares sold ................................... 200,993 $1,776,819 71,429 $712,272
Shares issued in reinvestment of distributions .......... 96,227 844,696 22,841 226,818
Shares redeemed
a
.............................. (1,717,250) (15,041,906) (437,012) (4,323,370)
Net increase (decrease) .......................... (1,420,030) $(12,420,391) (342,742) $(3,384,280)
Class R6
Class R6 Shares:
Year ended February 28, 2025
Shares sold ................................... 152,511 $1,353,491 1,477,209 $14,749,625
Shares issued in reinvestment of distributions .......... 33,101 293,010 18,318 183,333
Shares redeemed ............................... (368,944) (3,268,959) (184,823) (1,851,962)
Net increase (decrease) .......................... (183,332) $(1,622,458) 1,310,704 $13,080,996
Year ended February 29, 2024
Shares sold ................................... 308,554 $2,691,066 634,321 $6,216,526
Shares issued in reinvestment of distributions .......... 34,865 302,263 18,450 180,037
Shares redeemed ............................... (257,963) (2,223,020) (427,769) (4,171,280)
Net increase (decrease) .......................... 85,456 $770,309 225,002 $2,225,283
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2025
Shares sold ................................... 8,762,112 $77,332,020 6,062,132 $60,626,283
Shares issued in reinvestment of distributions .......... 230,225 2,038,854 286,788 2,871,264
Shares redeemed ............................... (1,930,422) (17,100,371) (1,925,483) (19,300,290)
Net increase (decrease) .......................... 7,061,915 $62,270,503 4,423,437 $44,197,257
Year ended February 29, 2024
Shares sold ................................... 1,849,532 $16,059,816 1,949,152 $19,044,520
Shares issued in reinvestment of distributions .......... 229,431 1,989,649 284,133 2,774,790
Shares redeemed ............................... (2,751,358) (23,859,237) (3,375,212) (32,638,384)
Net increase (decrease) .......................... (672,395) $(5,809,772) (1,141,927) $(10,819,074)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended February 28, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.564% 0.484% 0.499%
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.586% 0.460% 0.478%
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.529% 0.454% 0.545%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.531% 0.535% 0.485%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.484% 0.485% 0.483%
Franklin North
Carolina Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.493% 0.472% 0.477%
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.485% 0.510%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,627 $6,956 $4,747 $2,279
CDSC retained ........................... $2,623 $12,407 $6,444 $2,910
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $18,870 $14,710 $2,221 $53,514
CDSC retained ........................... $20,817 $27,309 $566 $100,067
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,190 $3,063 $1,253 $6,603
CDSC retained ........................... $8,844 $6,716 $351 $7,860
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $9,783 $15,053 $4,975 $5,391
CDSC retained ........................... $4,569 $37,838 $11,029 $14,749
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $13,114 $9,866 $7,707 $4,166
CDSC retained ........................... $27,559 $17,909 $10,533 $(1,402)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Transfer agent fees ........................ $35,722 $123,229 $94,608 $33,653
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $363,728 $146,469 $61,726 $894,519
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $47,206 $64,567 $58,963 $156,621
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended February 28, 2025, investments in affiliated management investment companies were as follows:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Transfer agent fees ........................ $143,807 $124,167 $147,628 $105,369
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $201,174 $152,348 $159,414 $82,090
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $50,865,750 $— $(19,716,957) $(2,883,731) $2,775,305 $31,040,367 1,290,000 $1,492,227
Total Affiliated Securities ... $50,865,750 $— $(19,716,957) $(2,883,731) $2,775,305 $31,040,367 $1,492,227
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,277,500 $— $— $— $19,065 $37,296,565 1,550,000 $1,397,602
Total Affiliated Securities ... $37,277,500 $— $— $— $19,065 $37,296,565 $1,397,602
Franklin High Yield Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $42,734,250 $— $(43,291,006) $(2,066,731) $2,623,487 $— — $890,795
Total Affiliated Securities ... $42,734,250 $— $(43,291,006) $(2,066,731) $2,623,487 $— $890,795
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free
Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund has been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until June 30, 2025.
Transfer agent fees on Class R6 shares of Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund,
Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Federal Limited-Term Tax-
Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana
Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin
Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund,
Franklin New Jersey Tax-Free Income Fund Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income
Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free
Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2025.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2025, were as follows:
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 28, 2025, the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. $2,475,000 $24,235,000 $34,417,097 $4,400,000
Sales .................................. $5,975,000 $14,335,000 $27,905,000 $4,000,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Louisiana Tax-
Free Income
Fund
Purchases .............................. $163,507,399 $158,333,952 $227,805,000 $12,135,000
Sales .................................. $194,526,214 $130,185,000 $368,840,685 $4,835,000
Net Realized Gains (Losses) ................. $(972,680) — $(1,928,729) —
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Purchases .............................. $17,500,000 $29,742,676 $20,525,000 $49,790,000
Sales .................................. $7,100,000 $12,250,000 $21,425,000 $39,050,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Purchases .............................. $25,960,000 $65,185,706 $26,265,000 $63,410,000
Sales .................................. $23,430,000 $41,960,000 $21,565,000 $41,810,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $57,620,000 $56,225,000 $14,200,000
Sales .................................. $43,680,000 $36,625,000 $20,900,000
Net Realized Gains (Losses) ................. — — —
3. Transactions with Affiliates
(continued)
h. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,941,296 $ 24,531,550 $ 22,353,863 $ 8,540,242
Long term ............................. 14,455,903 62,594,625 43,875,047 30,146,000
Total capital loss carryforwards ............ $19,397,199 $87,126,175 $66,228,910 $38,686,242
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 82,401,883 $ 7,126,689 $ 8,543,657 $ 230,401,659
Long term ............................. 80,161,890 14,555,780 33,078,068 781,137,389
Total capital loss carryforwards ............ $162,563,773 $21,682,469 $41,621,725 $1,011,539,048
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 12,705,581 $ 16,496,338 $ 13,158,899 $ 21,016,513
Long term ............................. 21,867,380 40,346,422 20,277,481 61,502,265
Total capital loss carryforwards ............ $34,572,961 $56,842,760 $33,436,380 $82,518,778
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,366,357 $ 20,333,850 $ 16,195,596 $ 32,394,083
Long term ............................. 40,820,776 102,612,987 93,339,812 91,117,996
Total capital loss carryforwards ............ $55,187,133 $122,946,837 $109,535,408 $123,512,079

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
During the year ended February 28, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2025 and February 29, 2024, was as follows:
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 39,651,375 $ 37,305,281 $ 25,416,852 $ 24,413,854
Long term ............................. 74,180,716 92,202,149 103,115,318 54,630,730
Total capital loss carryforwards ............ $113,832,091 $129,507,430 $128,532,170 $79,044,584
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Capital loss utilized carryforwards .... $14,636 $29,728 $5,183,136 $13,738
Franklin Alabama Tax-Free Income
Fund
Franklin Arizona Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $116,474 $72,227 $459,719 $1,042,843
Tax exempt income ...................... 4,926,799 4,940,614 21,814,355 22,650,337
$5,043,273 $5,012,841 $22,274,074 $23,693,180
Franklin Colorado Tax-Free Income
Fund
Franklin Connecticut Tax-Free
Income Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $476,549 $608,099 $78,973 $292,310
Tax exempt income ...................... 15,105,822 14,980,767 3,869,758 3,773,867
$15,582,371 $15,588,866 $3,948,731 $4,066,177
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Franklin Federal Limited-Term Tax-
Free Income Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $3,835,461 $2,936,319 $3,217,679 $1,102,898
Tax exempt income ...................... 59,727,410 61,603,449 21,257,627 22,157,418
$63,562,871 $64,539,768 $24,475,306 $23,260,316
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free Income
Fund
Franklin High Yield Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $211,993 $130,689 $13,656,110 $13,559,682
Tax exempt income ...................... 8,557,985 9,292,410 206,163,949 219,395,287
$8,769,978 $9,423,099 $219,820,059 $232,954,969
Franklin Louisiana Tax-Free Income
Fund
Franklin Maryland Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $143,051 $71,819 $159,142 $81,747
Tax exempt income ...................... 7,250,077 7,806,749 9,784,645 10,072,792
$7,393,128 $7,878,568 $9,943,787 $10,154,539
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $215,079 $126,586 $468,373 $279,903
Tax exempt income ...................... 7,922,442 9,286,428 20,481,794 21,837,959
$8,137,521 $9,413,014 $20,950,167 $22,117,862
Franklin Minnesota Tax-Free Income
Fund
Franklin Missouri Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $3,355 $650,899 $404,675 $221,640
Tax exempt income ...................... 20,900,933 21,560,247 22,314,274 23,685,268
$20,904,288 $22,211,146 $22,718,949 $23,906,908
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $411,815 $241,348 $408,116 $243,155
Tax exempt income ...................... 22,006,252 22,843,985 15,744,088 16,001,520
$22,418,067 $23,085,333 $16,152,204 $16,244,675
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $1,142,071 $979,950 $650,254 $371,682
Tax exempt income ...................... 31,805,594 34,111,287 27,235,757 28,125,278
$32,947,665 $35,091,237 $27,886,011 $28,496,960
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free Income
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $510,482 $403,725 $256,656 $416,643
Tax exempt income ...................... 21,011,168 22,059,501 11,518,989 11,727,564
$21,521,650 $22,463,226 $11,775,645 $12,144,207
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $180,081,922 $701,001,752 $514,848,909 $156,830,080
Unrealized appreciation ..................... $1,429,530 $7,938,752 $7,304,924 $1,038,669
Unrealized depreciation ..................... (7,314,037) (21,920,830) (18,335,409) (7,518,449)
Net unrealized appreciation (depreciation) ....... $(5,884,507) $(13,982,078) $(11,030,485) $(6,479,780)
Distributable earnings:
Undistributed tax exempt income .............. $23,277 $420,119 $406,874 $71,995
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,134,841,567 $884,338,343 $300,135,827 $4,950,671,342
Unrealized appreciation ..................... $32,346,352 $8,672,561 $2,366,320 $271,123,546
Unrealized depreciation ..................... (46,059,850) (11,579,659) (13,082,100) (303,229,892)
Net unrealized appreciation (depreciation) ....... $(13,713,498) $(2,907,098) $(10,715,780) $(32,106,346)
Distributable earnings:
Undistributed tax exempt income .............. $1,108,792 $2,926,505 $414,267 $37,364,645
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $248,510,334 $334,262,136 $318,626,819 $703,456,988
Unrealized appreciation ..................... $1,727,124 $4,429,766 $2,772,903 $6,242,205
Unrealized depreciation ..................... (10,581,901) (12,245,966) (10,273,393) (32,324,479)
Net unrealized appreciation (depreciation) ....... $(8,854,777) $(7,816,200) $(7,500,490) $(26,082,274)
Distributable earnings:
Undistributed tax exempt income .............. $302,855 $450,572 $37,122 $178,176
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $670,032,963 $673,820,915 $760,319,511 $617,483,639
Unrealized appreciation ..................... $8,483,317 $9,559,287 $10,234,625 $5,125,393
Unrealized depreciation ..................... (25,170,238) (29,611,938) (21,035,108) (21,365,012)
Net unrealized appreciation (depreciation) ....... $(16,686,921) $(20,052,651) $(10,800,483) $(16,239,619)
Distributable earnings:
Undistributed tax exempt income .............. $3,659 $1,559,513 $831,073 $1,535,840
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $1,001,647,008 $855,640,520 $741,924,154 $454,522,069
Unrealized appreciation ..................... $13,169,434 $13,759,805 $6,613,385 $3,504,279
Unrealized depreciation ..................... (21,618,796) (22,054,984) (34,359,131) (17,151,226)
Net unrealized appreciation (depreciation) ....... $(8,449,362) $(8,295,179) $(27,745,746) $(13,646,947)
Distributable earnings:
Undistributed tax exempt income .............. $— $370,634 $1,410,481 $524,738
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2025, were as follows:
7. Credit Risk and Defaulted Securities
At February 28, 2025, Franklin High Yield Tax-Free Income Fund had 47.4% of its portfolio invested in high yield rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At February
28, 2025, the aggregate value of these securities was as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. $26,105,524 $73,529,218 $67,899,846 $22,939,525
Sales .................................. $40,239,110 $106,859,666 $76,535,191 $17,281,159
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $382,562,311 $176,555,529 $44,708,762 $684,454,641
Sales .................................. $436,941,048 $261,764,055 $67,995,524 $718,722,798
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $43,478,988 $46,724,951 $74,639,933 $82,281,552
Sales .................................. $64,052,980 $25,150,062 $70,643,737 $85,559,169
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $28,517,990 $51,017,881 $105,355,809 $75,375,306
Sales .................................. $83,631,783 $82,327,587 $96,466,467 $58,570,627
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $131,982,579 $98,185,502 $129,142,564 $91,260,923
Sales .................................. $179,120,574 $140,603,364 $122,544,778 $63,959,279

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2025, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value
Percentage of
Net Assets
Franklin Federal Intermediate-Term Tax-Free Income Fund ............................ $ 3,336,100 0.2%
Franklin Federal Limited-Term Tax-Free Income Fund ................................ 2,051,300 0.2%
Franklin High Yield Tax-Free Income Fund ......................................... 50,282,001 1.0%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 3,400,000 0.5%
7. Credit Risk and Defaulted Securities
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 511,286 $ 511,286
Municipal Bonds ......................... — 173,686,129 — 173,686,129
Total Investments in Securities ........... $— $173,686,129 $511,286 $174,197,415
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 680,619,674 — 680,619,674
Short Term Investments ................... — 6,400,000 — 6,400,000
Total Investments in Securities ........... $— $687,019,674 $— $687,019,674
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,431,601 1,431,601
Municipal Bonds ......................... — 485,986,823 — 485,986,823
Short Term Investments ................... — 16,400,000 — 16,400,000
Total Investments in Securities ........... $— $502,386,823 $1,431,601 $503,818,424
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 6,035,734 — — 6,035,734
Municipal Bonds ......................... — 140,214,566 — 140,214,566
Short Term Investments ................... — 4,100,000 — 4,100,000
Total Investments in Securities ........... $6,035,734 $144,314,566 $— $150,350,300
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 31,040,367 — — 31,040,367
Municipal Bonds ......................... — 2,080,487,702 — 2,080,487,702
Short Term Investments ................... — 9,600,000 — 9,600,000
Total Investments in Securities ........... $31,040,367 $2,090,087,702 $— $2,121,128,069
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 37,296,565 — — 37,296,565
Corporate Bonds ........................ — — 874,281 874,281
Senior Floating Rate Interests ............... — 25,230,731 12,081,618 37,312,349
Municipal Bonds ......................... — 773,913,050 — 773,913,050
Short Term Investments ................... — 32,035,000 — 32,035,000
Total Investments in Securities ........... $37,296,565 $831,178,781 $12,955,899 $881,431,245
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 920,315 920,315
Municipal Bonds ......................... — 288,407,479 — 288,407,479
Escrows and Litigation Trusts ............... — — 92,253 92,253
Total Investments in Securities ........... $— $288,407,479 $1,012,568 $289,420,047
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Management Investment Companies ......... 195,052,000 — — 195,052,000
Corporate Bonds :
United States .......................... — 104,026,446 22,237,850 126,264,296
Senior Floating Rate Interests ............... — — 2,445 2,445
Municipal Bonds :
Alabama ............................. — 9,458,690 — 9,458,690
Arizona .............................. — 94,095,916 — 94,095,916
Arkansas ............................. — 21,846,177 — 21,846,177
California ............................. — 982,683,405 — 982,683,405
Colorado ............................. — 248,033,512 — 248,033,512
Connecticut ........................... — 23,478,172 — 23,478,172
Florida ............................... — 896,458,611 — 896,458,611
Georgia .............................. — 43,381,586 — 43,381,586
Idaho ................................ — 13,330,035 — 13,330,035
Illinois ............................... — 108,190,361 — 108,190,361
Indiana .............................. — 25,271,002 — 25,271,002
Iowa ................................ — 12,372,470 — 12,372,470
Kansas .............................. — 1,252,834 — 1,252,834
Kentucky ............................. — 17,411,253 — 17,411,253
Louisiana ............................. — 61,771,490 — 61,771,490
Maryland ............................. — 10,987,856 — 10,987,856
Massachusetts ........................ — 2,320,728 — 2,320,728
Michigan ............................. — 20,670,260 — 20,670,260
Minnesota ............................ — 9,622,250 — 9,622,250
Mississippi ............................ — 17,794,492 — 17,794,492
Missouri .............................. — 13,657,058 — 13,657,058
Nevada .............................. — 43,494,261 — 43,494,261
New Hampshire ........................ — 10,194,337 — 10,194,337
New Jersey ........................... — 63,297,676 — 63,297,676
New Mexico ........................... — 2,144,929 — 2,144,929
New York ............................. — 152,802,071 — 152,802,071
North Dakota .......................... — 6,610,116 — 6,610,116
Ohio ................................ — 139,235,739 — 139,235,739
Oklahoma ............................ — 7,586,925 — 7,586,925
Oregon .............................. — 15,948,946 — 15,948,946
Pennsylvania .......................... — 112,590,898 — 112,590,898
South Carolina ......................... — 72,312,793 — 72,312,793
South Dakota .......................... — 8,537,780 — 8,537,780
Tennessee ............................ — 69,140,278 — 69,140,278
Texas ............................... — 558,383,316 — 558,383,316
Utah ................................ — 26,801,823 — 26,801,823
Virginia .............................. — 18,750,332 — 18,750,332
Washington ........................... — 67,853,827 — 67,853,827
West Virginia .......................... — 2,821,364 — 2,821,364
Wisconsin ............................ — 132,245,464 — 132,245,464
U.S. Territories
District of Columbia ..................... — 46,724,772 — 46,724,772
Pacific Islands ......................... — 5,513,537 — 5,513,537
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
U.S. Territories (continued)
Puerto Rico ........................... $ — $ 299,739,547 $ — $ 299,739,547
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 95,500,000 — 95,500,000
Total Investments in Securities ........... $195,052,000 $4,696,345,335 $27,167,661 $4,918,564,996
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 239,620,810 — 239,620,810
Escrows and Litigation Trusts ............... — — 34,747 34,747
Total Investments in Securities ........... $— $239,620,810 $34,747 $239,655,557
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 6,035,734 — — 6,035,734
Municipal Bonds ......................... — 314,829,938 — 314,829,938
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 5,500,000 — 5,500,000
Total Investments in Securities ........... $6,035,734 $320,329,938 $80,264 $326,445,936
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 5,029,778 — — 5,029,778
Corporate Bonds ........................ — — 920,315 920,315
Senior Floating Rate Interests ............... — — 1,001,439 1,001,439
Municipal Bonds ......................... — 295,674,797 — 295,674,797
Short Term Investments ................... — 8,500,000 — 8,500,000
Total Investments in Securities ........... $5,029,778 $304,174,797 $1,921,754 $311,126,329
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,840,629 1,840,629
Municipal Bonds ......................... — 667,834,085 — 667,834,085
Short Term Investments ................... — 7,700,000 — 7,700,000
Total Investments in Securities ........... $— $675,534,085 $1,840,629 $677,374,714
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 648,746,042 $ — $ 648,746,042
Short Term Investments ................... — 4,600,000 — 4,600,000
Total Investments in Securities ........... $— $653,346,042 $— $653,346,042
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 646,727,662 — 646,727,662
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 6,850,000 — 6,850,000
Total Investments in Securities ........... $— $653,577,662 $190,602 $653,768,264
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 25,148,890 — — 25,148,890
Corporate Bonds ........................ — — 1,636,115 1,636,115
Municipal Bonds ......................... — 704,888,495 — 704,888,495
Escrows and Litigation Trusts ............... — — 160,528 160,528
Short Term Investments ................... — 17,685,000 — 17,685,000
Total Investments in Securities ........... $25,148,890 $722,573,495 $1,796,643 $749,519,028
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 12,071,468 — — 12,071,468
Corporate Bonds ........................ — — 1,636,115 1,636,115
Municipal Bonds ......................... — 577,569,000 — 577,569,000
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 9,800,000 — 9,800,000
Total Investments in Securities ........... $12,071,468 $587,369,000 $1,803,552 $601,244,020
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,272,230 3,272,230
Municipal Bonds ......................... — 985,925,416 — 985,925,416
Short Term Investments ................... — 4,000,000 — 4,000,000
Total Investments in Securities ........... $— $989,925,416 $3,272,230 $993,197,646
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,556,430 2,556,430
Municipal Bonds ......................... — 843,402,805 — 843,402,805
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At February 28, 2025 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Oregon Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Escrows and Litigation Trusts ............... $ — $ — $ 286,106 $ 286,106
Short Term Investments ................... — 1,100,000 — 1,100,000
Total Investments in Securities ........... $— $844,502,805 $2,842,536 $847,345,341
Other Financial Instruments:
Unfunded Commitments .................. $— $— $188,866 $188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 20,119,113 — — 20,119,113
Corporate Bonds ........................ — — 2,045,144 2,045,144
Municipal Bonds ......................... — 674,603,839 — 674,603,839
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 17,200,000 — 17,200,000
Total Investments in Securities ........... $20,119,113 $691,803,839 $2,255,456 $714,178,408
Other Financial Instruments:
Unfunded Commitments .................. $— $— $138,832 $138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 10,074,501 — — 10,074,501
Municipal Bonds ......................... — 425,181,139 — 425,181,139
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 5,500,000 — 5,500,000
Total Investments in Securities ........... $10,074,501 $430,681,139 $119,482 $440,875,122
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ — $ 3,731,991 $ (2,973,133) $ — $ — $ 43,080 $ 58,197 $ 14,146 $ 874,281 $ 14,146
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2025, are as follows:
11. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Senior Floating
Rate Interests :
United States . $ 16,059,282 $ — $ (3,899,606) $ — $ — $ — $ — $ (78,058) $ 12,081,618 $ (77,253)
Total Investments in
Securities ....... $16,059,282 $3,731,991 $(6,872,739) $— $— $43,080 $58,197 $(63,912) $12,955,899 $(63,107)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Residential REITs
............
$12,081,618 Discounted cash flow Yield 5.2% Decrease
All Other Investments
..........
874,281
b
Total
.......................
$12,955,899
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

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Annual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.
11. Operating Segments
(continued)

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Alabama Tax-Free Income Fund, Franklin
Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin
Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund,
Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income
Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free
Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free
Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin
Connecticut Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-
Term Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free
Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund (twenty of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the
"Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, private placement agents, transfer agent, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2025:
Pursuant to:
Franklin Alabama
Tax-Free Income
Fund
Franklin Arizona Tax-
Free Income Fund
Franklin Colorado
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $4,926,799 $21,814,355 $15,105,822
Section 163(j) Interest Dividends Earned §163(j) $116,474 $459,719 $476,549
Pursuant to:
Franklin Connecticut
Tax-Free Income
Fund
Franklin Federal
Intermediate-Term
Tax-Free Income
Fund
Franklin Federal
Limited-Term Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $3,869,758 $59,727,410 $21,257,627
Section 163(j) Interest Dividends Earned §163(j) $78,973 $3,835,461 $3,217,679
Pursuant to:
Franklin Georgia Tax-
Free Income Fund
Franklin High Yield
Tax-Free Income
Fund
Franklin Louisiana
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $8,557,985 $206,163,949 $7,250,077
Section 163(j) Interest Dividends Earned §163(j) $211,993 $13,656,110 $143,051
Pursuant to:
Franklin Maryland
Tax-Free Income
Fund
Franklin
Massachusetts Tax-
Free Income Fund
Franklin Michigan
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $9,784,645 $7,922,442 $20,481,794
Section 163(j) Interest Dividends Earned §163(j) $159,142 $215,079 $468,373
Pursuant to:
Franklin Minnesota
Tax-Free Income
Fund
Franklin Missouri
Tax-Free Income
Fund
Franklin New Jersey
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $20,900,933 $22,314,274 $22,006,252
Section 163(j) Interest Dividends Earned §163(j) $3,355 $404,675 $411,815
Pursuant to:
Franklin North
Carolina Tax-Free
Income Fund
Franklin Ohio Tax-
Free Income Fund
Franklin Oregon Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $15,744,088 $31,805,594 $27,235,757
Section 163(j) Interest Dividends Earned §163(j) $408,116 $1,142,071 $650,254
Pursuant to:
Franklin
Pennsylvania Tax-
Free Income Fund
Franklin Virginia Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $21,011,168 $11,518,989
Section 163(j) Interest Dividends Earned §163(j) $510,482 $256,656

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FTFT-AFSOI 04/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025